As filed with the Securities and Exchange Commission on January 27, 2022

Securities Act File No. 333-261698

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

Registration Statement Under The Securities Act Of 1933

Pre-Effective Amendment No. 1

Post-Effective Amendment No. ☐

VOYA EQUITY TRUST

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258-2034

(Address of Principal Executive Offices) (Zip Code)

1-800-262-3862

(Registrant's Area Code and Telephone Number)

Huey P. Falgout, Jr.

Voya Investments, LLC

7337 E. Doubletree Ranch Road, Ste 100

Scottsdale, AZ 85258-2034

(Name and Address of Agent for Service)

With copies to:

Elizabeth J. Reza

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

Approximate Date Of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on January 28, 2022.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class I shares of beneficial interest in the series of the registrant designated as the Voya Small Cap Growth Fund.

NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

OF

TCM SMALL CAP GROWTH FUND

A Series of Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, Wisconsin 53202

To be held March 15, 2022

A Special Meeting of Shareholders (the "Special Meeting") of the TCM Small Cap Growth Fund will be held at 11:30 AM, Central Time, on March 15, 2022, virtually via conference call. In light of public health concerns regarding the ongoing coronavirus (COVID-19) pandemic, and taking into account related orders and guidance issued by federal, state and local governmental bodies, the Board of Trustees of the TCM Small Cap Growth Fund (the "PMP Board") has determined that the TCM Small Cap Growth Fund's Special Meeting will be held solely as a telephone conference call. As a result, shareholders will not be able to attend the Special Meeting in person. Requests to attend the Special Meeting via conference call must be received no later than 5:00 PM Central Time on March 14, 2022. At the Special Meeting, shareholders will consider the following proposals (each a "Proposal" and, collectively, the "Proposals"):

1.To approve the Agreement and Plan of Reorganization (the "Agreement") by and among each of Voya Equity Trust, on behalf of Voya Small Cap Growth Fund, Professionally Managed Portfolios, on behalf of the TCM Small Cap Growth Fund, Voya Investments, LLC and Tygh Capital Management, Inc, providing for the reorganization of the TCM Small Cap Growth Fund with and into Voya Small Cap Growth Fund; and

2.To approve an interim investment advisory agreement between Voya Investment Management, LLC ("Voya IM") and Professionally Managed Portfolios, on behalf of the TCM Small Cap Growth Fund (the "Advisory Agreement").

Shareholders of record as of the close of business on January 11, 2022 are entitled to notice of, and to vote at, the Special Meeting or any adjournments or postponements of the Special Meeting.

IF YOU ARE A SHAREHOLDER AS OF THE RECORD DATE AND WOULD LIKE TO ATTEND THE SPECIAL MEETING VIA CONFERENCE CALL, you must register to receive the conference call's dial-in number before 5:00 p.m. (Central Time) on March 14, 2022 by contacting the Fund's proxy services provider, Broadridge Financial Solutions, Inc. ("Broadridge"), at 833-501-4835. Shareholders should be prepared to provide their name, address, and control number in order for Broadridge to verify their status as shareholders. The control number is found on your proxy card. Once verified, shareholders will receive instructions for joining the telephonic Special Meeting. All shareholders are encouraged to submit their proxy voting instructions prior to the Special Meeting.

Shareholders whose shares are held by a broker, bank or other nominee must first obtain a "legal proxy" from the applicable nominee/record holder, who will then provide the shareholder with a newly-issued control number. We note that obtaining a legal proxy may take several days.

The PMP Board requests that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope or by voting by telephone or via the Internet using the instructions on the proxy card. THE PMP BOARD RECOMMENDS THAT YOU CAST YOUR VOTE IN FAVOR OF EACH

PROPOSAL AS DESCRIBED IN THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS.

If you are voting by mail, please sign and promptly return the proxy card in the postage paid return envelope regardless of the number of shares owned. Each shareholder has the right to revoke his or her proxy at any time before it is voted. A proxy, including a proxy given by telephone or via the Internet, may be revoked by submitting a written notice of revocation with the TCM Small Cap Growth Fund or a properly executed proxy bearing a later date (including a proxy given by telephone or via the Internet). Any shareholder may attend the Special Meeting via conference call, whether or not he or she has previously given a proxy.

By order of the Board of Trustees,

/s/ Jason F. Hadler

Jason F. Hadler President January 28, 2022

(This page intentionally left blank)

PROXY STATEMENT/PROSPECTUS

January 28, 2022

Special Meeting of Shareholders of

TCM Small Cap Growth Fund

Scheduled for March 15, 2022

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:
TCM SMALL CAP GROWTH FUND	VOYA SMALL CAP GROWTH FUND
(A series of Professionally Managed Portfolios)	(A series of Voya Equity Trust)
615 East Michigan Street	7337 East Doubletree Ranch Road, Suite 100
Milwaukee, Wisconsin 53202	Scottsdale, Arizona 85258-2034
1-800-536-3230	1-800-992-0180

(each an open-end management investment company)

Important Notice Regarding the Availability of Proxy Materials

for the Special Meeting of Shareholders to be Held on March 15, 2022

This Proxy Statement/Prospectus and Notice of Special Meeting are available at:

 www.proxyvote.com

The Proxy Statement/Prospectus explains concisely what you should know before voting on the matter described herein or investing in Voya Small Cap Growth Fund. Please read it carefully and keep it for future reference.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TO OBTAIN MORE INFORMATION

To obtain more information on the funds listed below please write, call, or visit our website for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports, or other information.

	TCM Small Cap Growth Fund	Voya Small Cap Growth Fund
By Phone:	1-800-536-3230	1-(800) 992-0180
By Mail:	TCM Small Cap Growth Fund	Voya Investment Management
	615 East Michigan Street	7337 East Doubletree Ranch Road, Suite 100
	Milwaukee, Wisconsin 53202	Scottsdale, Arizona 85258-2034
By	www.tyghcap.com/mutual-fund	www.individuals.voya.com/literature
Internet:

The following documents containing additional information about the funds, each having been filed with the U.S. Securities and Exchange Commission ("SEC"), are incorporated by reference into this Proxy Statement/Prospectus:

1.The Statement of Additional Information dated January 28, 2022 relating to this Proxy Statement/Prospectus;

2.The Prospectus and Statement of Additional Information, as supplemented, dated January 28, 2022 for TCM Small Cap Growth Fund (File Nos. 033-12213, 811-05037); and

3.The audited financial statements contained in the Annual Report of the TCM Small Cap Growth Fund, for the fiscal year ended September 30, 2021 (File No. 811-05037).

The funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders, thereunder, and in accordance therewith, file reports and other information including proxy materials with the SEC.

You also may view or obtain these documents from the SEC:

In Person:	Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549
(202) 551-8090
By Mail:	U.S. Securities and Exchange Commission
Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549
(Duplication Fee Required)
By Email:	publicinfo@sec.gov
(Duplication Fee Required)
By Internet:	www.sec.gov

TABLE OF CONTENTS
Introduction..........................................................................................................................................................	1
What is happening?..............................................................................................................................................	1
Why did you send me this booklet? ....................................................................................................................	1
How will the Reorganization work?.....................................................................................................................	1
Why is the Reorganization being proposed?........................................................................................................	2
How do I vote?.....................................................................................................................................................	3
Whom should I call if I have questions? ..............................................................................................................	3
Summary of the Proposed Reorganization ........................................................................................................	4
Who will manage Voya Small Cap Growth Fund following the Reorganization?................................................	4
Will there be any changes to my fees and expenses as a result of the Reorganization? .......................................	4
Will I have to pay any sales charges or exchange fees in connection with the Reorganization? .......................	5
Will I have to pay a redemption fee in connection with the Reorganization? ....................................................	5
What are the U.S. federal income tax consequences of the Reorganization? .....................................................	5
Proposal 1 – Approval of the Reorganization ...................................................................................................	6
How do the investment objectives compare?......................................................................................................	6
How do the fees and expenses compare? ............................................................................................................	6
How do the principal investment strategies compare?........................................................................................	7
How do the principal risks compare?................................................................................................................	10
How do the purchase, exchange and redemption policies of the Funds compare? ...........................................	12
How do the distribution arrangements compare?..............................................................................................	12
How do the fundamental investment policies compare?...................................................................................	12
How does the performance compare? ...............................................................................................................	13
How does the management compare?...............................................................................................................	15
Additional information about the Reorganization.............................................................................................	15
The Reorganization Agreement.........................................................................................................................	17
Expenses of the Reorganization ........................................................................................................................	18
Portfolio Transitioning ......................................................................................................................................	18
Tax Considerations............................................................................................................................................	18
What is the PMP Board's recommendation? ....................................................................................................	19
What factors did the PMP Board consider? ......................................................................................................	20
What is the required vote?.................................................................................................................................	22
What happens if shareholders do not approve the Reorganization? .................................................................	22
Proposal 2 – Approval of the Advisory Agreement........................................................................................	23
What is Proposal Two? .....................................................................................................................................	23
Information about Voya IM ..............................................................................................................................	23
What is the recommendation of the Board? ......................................................................................................	25
What factors did the PMP Board consider? ......................................................................................................	25
What is the required vote?.................................................................................................................................	27
What happens if shareholders do not approve the Advisory Agreement? ........................................................	27
General Information about the Proxy Statement/Prospectus .......................................................................	28
Who is asking for my vote?...............................................................................................................................	28
How is my proxy being solicited?.....................................................................................................................	28
What happens to my proxy once I submit it?....................................................................................................	28
Can I revoke my proxy after I submit it? ..........................................................................................................	28
How will my shares be voted? ..........................................................................................................................	28
How many shares are outstanding?...................................................................................................................	29
Can shareholders submit proposals for a future shareholder meeting?.............................................................	30
Appendix A: Form of Plan of Reorganization ................................................................................................	31
Appendix B: Additional Information about Voya Small Cap Growth Fund...............................................	54

Portfolio Holdings Information.........................................................................................................................	54
Choosing a Share Class .....................................................................................................................................	54
How Shares Are Priced .....................................................................................................................................	54
How to Buy Shares............................................................................................................................................	56
How to Sell Shares ............................................................................................................................................	58
How to Exchange Shares...................................................................................................................................	61
Frequent Trading - Market Timing ...................................................................................................................	62
Payments to Financial Intermediaries ...............................................................................................................	64
Dividends, Distributions, and Taxes .................................................................................................................	66
Financial Highlights ..........................................................................................................................................	69
Appendix C: Service Providers ........................................................................................................................	70
Voya IM ............................................................................................................................................................	70
U.S. Bancorp Fund Services .............................................................................................................................	71
Voya Investments, LLC ....................................................................................................................................	71
Appendix D: Principal Risks for TCM Small Cap Growth Fund.................................................................	73
Appendix E: Security Ownership of Certain Beneficial and Record Owners .............................................	75
Appendix F: Advisory Agreement ...................................................................................................................	76

INTRODUCTION

This Proxy Statement/Prospectus contains information that shareholders of the TCM Small Cap Growth Fund, a series of Professionally Managed Portfolios (the "PMP Trust"), should know before voting on the Proposals described herein, and should be retained for future reference. This document is both the proxy statement of the TCM Small Cap Growth Fund and the prospectus for Voya Small Cap Growth Fund, a newly created series of Voya Equity Trust ("VET"). The TCM Small Cap Growth Fund and Voya Small Cap Growth Fund are referred to collectively as the "Funds" and individually as a "Fund."

What is happening?

At its November 18, 2021 Board meeting, the Board of Trustees of the PMP Trust (the "PMP Board"), based on a recommendation from Tygh Capital Management ("Tygh Capital"), the investment adviser to the TCM Small Cap Growth Fund, approved an Agreement and Plan of Reorganization (the "Reorganization Agreement") with VET to reorganize the TCM Small Cap Growth Fund into the Voya Small Cap Growth Fund (the "Reorganization"). Voya Small Cap Growth Fund is a new series of VET that was created specifically for the purpose of acquiring the assets and liabilities of the TCM Small Cap Growth Fund. The Reorganization Agreement requires approval by the shareholders of the TCM Small Cap Growth Fund, and if approved, the Reorganization is expected to close on April 1, 2022, or such other date as the parties may agree (the "Closing Date").

The shareholders of the TCM Small Cap Growth Fund are separately being asked to approve the existing interim investment advisory agreement (the "Advisory Agreement") between PMP Trust, on behalf of the TCM Small Cap Growth Fund, and Voya Investment Management, LLC ("Voya IM"). The Advisory Agreement became effective on January 1, 2022, when Voya IM became investment adviser to the TCM Small Cap Growth Fund following Voya IM's acquisition of Tygh Capital, and, under SEC rules, can remain in effect for not more than 150 days. Shareholder approval is necessary to permit payment to Voya IM of the fees accrued under the Advisory Agreement.

Why did you send me this booklet?

This booklet includes a combined proxy statement and prospectus (the "Proxy Statement/Prospectus") and a Proxy Ballot for the TCM Small Cap Growth Fund. It provides you with information you should review before providing voting instructions on the matters listed in the Notice of Special Meeting.

Because you, as a shareholder of the TCM Small Cap Growth Fund, are being asked to approve a Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of the Voya Small Cap Growth Fund, this Proxy Statement also serves as a prospectus for Voya Small Cap Growth Fund.

How will the Reorganization work?

The Reorganization Agreement provides for: (i) the transfer of all of the assets of the TCM Small Cap Growth Fund to Voya Small Cap Growth Fund in exchange solely for Class I shares of beneficial interest of Voya Small Cap Growth Fund and the assumption by Voya Small Cap Growth Fund of all of the liabilities of the TCM Small Cap Growth Fund, and (ii) the distribution of the shares of Voya Small Cap Growth pro rata to the shareholders of the TCM Small Cap Growth Fund in complete liquidation of the TCM Small Cap Growth Fund.

If shareholders of the TCM Small Cap Growth Fund approve the Reorganization, each owner of shares of TCM Small Cap Growth Fund will become a shareholder of the Class I shares of Voya Small Cap Growth Fund. Voya Small Cap Growth Fund will also offer Class R6 shares, which are not involved in this transaction. More information regarding Class R6 shares may be found in a separate registration statement. Each shareholder of the TCM Small Cap Growth Fund will hold, immediately after the close of the Reorganization

(the "Closing"), shares of Voya Small Cap Growth Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of TCM Small Cap Growth Fund held by that shareholder on the Closing Date.

Why is the Reorganization being proposed?

On November 22, 2021, Tygh Capital, the investment adviser to the TCM Small Cap Growth Fund, announced that it had entered into an agreement with Voya IM pursuant to which Voya IM would acquire Tygh Capital's investment advisory business (the "Transaction"). The Transaction closed on January 1, 2022, at which time all Tygh Capital employees became employees of Voya IM. Following the Transaction, the same portfolio managers continue to be responsible for day-to-day management of the TCM Small Cap Growth Fund.

The proposed Reorganization is intended to facilitate the transition of the TCM Small Cap Growth Fund to the family of funds advised by Voya Investments, LLC ("VIL"), following the acquisition of the Fund's investment adviser and portfolio management team by Voya IM. VIL will serve as investment adviser to Voya Small Cap Growth Fund and Voya IM will serve as sub-adviser to Voya Small Cap Growth Fund, and it is not anticipated that the Reorganization will result in any change to the personnel responsible for day-to- day management of the Fund or in any material change to the Fund's investment objective, principal investment strategies or policies. As shareholders of Voya Small Cap Growth Fund, shareholders of the TCM Small Cap Growth Fund will also gain exchangeability across the Voya family of mutual funds, which includes a broad array of asset classes and investment strategies. This may make it easier for those shareholders to pursue their asset allocation strategies.

Why am I being asked to vote on the Advisory Agreement?

Under the Investment Company Act of 1940, as amended (the "1940 Act"), the Transaction constituted a change of control of Tygh Capital that resulted in the assignment and automatic termination of the prior advisory agreement between Tygh Capital and PMP Trust, on behalf of the TCM Small Cap Growth Fund (the "Previous Advisory Agreement"). As a result, the Board of Trustees of PMP Trust (the "PMP Board") approved the Advisory Agreement between Voya IM and PMP Trust, on behalf of the TCM Small Cap Growth Fund. The Advisory Agreement took effect on the closing date of the Transaction and will remain in effect until the earlier of the closing date of the Reorganization or 150 days following the closing date of the Transaction. Pursuant to Rule 15a-4 under the 1940 Act, compensation earned by Voya IM under the Advisory Agreement is being held in escrow. The terms of the Advisory Agreement, including the amount of compensation payable to Voya IM thereunder, are substantially identical to the terms of the Previous Advisory Agreement, except for the effective date, termination date and fee escrow provisions and the substitution of "Voya IM" for "Tygh Capital." Once shareholders of the TCM Small Cap Growth Fund approve the Advisory Agreement, Voya IM will be able to receive the amounts held in escrow for its services provided to the TCM Small Cap Growth Fund under the Advisory Agreement. If the Reorganization is approved, the Advisory Agreement will only remain in effect until the closing of the Reorganization.

How do I vote?

You can vote in one of four ways:

•By telephone (call the toll free number listed on your proxy card)

•By Internet (log on to the Internet site listed on your proxy card)

•By mail (using the enclosed postage prepaid envelope)

We encourage you to vote as soon as possible so we can reach the needed quorum for the vote and avoid the cost of additional solicitation efforts. Please refer to the enclosed proxy card for instructions for voting by telephone, Internet or mail.

Whom should I call if I have questions?

If you have questions about the proposals described in the combined Proxy Statement/Prospectus, please call the TCM Small Cap Growth Fund's proxy solicitor, toll free at 1-833-501-4835. If you have any questions about voting procedures, please call the number listed on your proxy card. Representatives will be available Monday through Friday from 9:00 a.m. to 10:00 p.m., Eastern Time.

SUMMARY OF THE PROPOSED REORGANIZATION

You should read this entire Proxy Statement/Prospectus, and the Reorganization Agreement, which is included in Appendix A. For more information about Voya Small Cap Growth Fund, please consult

Appendix B.

Who will manage Voya Small Cap Growth Fund following the Reorganization?

It is proposed that VIL will serve as investment adviser to Voya Small Cap Growth Fund and that Voya IM will serve as sub-adviser to Voya Small Cap Growth Fund pursuant to a sub-advisory agreement with VIL. The current portfolio managers of the TCM Small Cap Growth Fund became employees of Voya IM on January 1, 2022 and will continue to be the portfolio managers for Voya Small Cap Growth Fund upon the closing of the Reorganization.

VIL will act as a "manager-of-managers" for Voya Small Cap Growth Fund. VIL will have the ultimate responsibility, subject to the oversight of the Board of Trustees of VET (the "VET Board"), to oversee any sub-advisers and to recommend the hiring, termination, or replacement of sub-advisers. Voya Small Cap Growth Fund and VIL have received exemptive relief from the SEC which permits VIL, with the approval of the VET Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with certain sub-advisers.

Consistent with the "manager-of-managers" structure, VIL will delegate to Voya IM the responsibility for day-to-day investment management subject to VIL's oversight. VIL is responsible for, among other things, monitoring the investment program and performance of the sub-adviser of Voya Small Cap Growth Fund. Pursuant to the exemptive relief, VIL, with the approval of the VET Board, has the discretion to terminate any sub-adviser, and to allocate and reallocate Voya Small Cap Growth Fund's assets among other sub- advisers. For more information on the "manager-of-managers" structure, please see Appendix C.

Despite these structural differences, Voya Small Cap Growth Fund is expected to be managed in a substantially identical manner to the TCM Small Cap Growth Fund. In particular, as noted above, the same portfolio managers that currently manage the TCM Small Cap Growth Fund will manage Voya Small Cap Growth Fund following the Reorganization. Although VIL may recommend replacing the sub-adviser of the Voya Small Cap Growth Fund in the future, it has no intention to do so at this time.

The terms of the investment advisory agreement and the sub-advisory agreement pursuant to which VIL and Voya IM will provide services to the Voya Small Cap Growth Fund are consistent with the terms under which they provide similar services to other Voya funds.

For more information regarding the board of trustees of each Fund, please see "Additional Information about the Reorganization – Rights of Shareholders," herein. For more information on the service providers to each of the Funds, please see Appendix C.

Will there be any changes to my fees and expenses as a result of the Reorganization?

No. Pro forma gross expenses of the Voya Small Cap Growth Fund are estimated to be lower than the current gross expenses of the TCM Small Cap Growth Fund. Further, it is anticipated that the net expense ratios for Class I shares of Voya Small Cap Growth Fund will be no higher than the net expense ratios of the TCM Small Cap Growth Fund. Voya Small Cap Growth Fund's management fee is equal to the management fee paid by the TCM Small Cap Growth Fund, and Voya Small Cap Growth Fund is subject to an expense limitation agreement that would cap the Voya Small Cap Growth Fund's total annual operating expenses for a period of two years from the date of the Reorganization at the same level as the expense cap currently in effect for the TCM Small Cap Growth Fund.

Will I have to pay any sales charges or exchange fees in connection with the Reorganization?

No. You will not have to pay any front-end sales charges, contingent deferred sales charges ("CDSCs") or exchange fees in connection with the Reorganization.

Will I have to pay a redemption fee in connection with the Reorganization?

No. You will not have to pay a redemption fee in connection with the Reorganization.

What are the U.S. federal income tax consequences of the Reorganization?

The Reorganization is expected to qualify as tax-free for U.S. federal income tax purposes. Accordingly, it is expected that the TCM Small Cap Growth Fund shareholders will not, and the TCM Small Cap Growth Fund generally will not, recognize any gain or loss as a result of the Reorganization for U.S. federal income tax purposes. As a non-waiverable condition to the Reorganization, the TCM Small Cap Growth Fund will have received a legal opinion as to this and other expected U.S. federal income tax consequences of the Reorganization. It is possible that the Internal Revenue Service ("IRS") or a court could disagree with this legal opinion. If the TCM Small Cap Growth Fund holds securities in certain foreign jurisdictions, the Reorganization may cause the TCM Small Cap Growth Fund or Voya Small Cap Growth Fund to incur stamp tax or other transfer costs or expenses. At any time prior to the consummation of the Reorganization, a shareholder may redeem shares, which will generally result in recognition of gain or loss to such shareholder for U.S. federal income tax purposes.

PROPOSAL 1 – APPROVAL OF THE REORGANIZATION How do the investment objectives compare?

As described in the chart that follows, the TCM Small Cap Growth Fund and Voya Small Cap Growth Fund have substantially identical investment objectives.

TCM Small Cap Growth Fund	Voya Small Cap Growth Fund

Investment The TCM Small Cap Growth Fund seeks to Objective achieve long-term capital appreciation.

Voya Small Cap Growth Fund seeks long-term capital appreciation.

Each Fund's investment objective is non-fundamental and may be changed by a vote of its Board, without shareholder approval. A Fund will provide 60 days' prior written notice of any change in a non-fundamental investment objective.

How do the fees and expenses compare?

These tables describe the fees and expense that you may pay if you buy and hold shares of the Funds. Pro Forma fees and expenses, which are the estimated fees and expenses of Voya Small Cap Growth Fund after giving effect to the Reorganization, assume the Reorganization occurred on October 1, 2021. Shareholders of the TCM Small Cap Growth Fund will not pay any sales charges or redemption fees in connection with the Reorganization.

Shareholder Fees

Fees paid directly from your investment

Maximum sales		Maximum deferred sales	Redemption
charge (load) as a		charge as a % of purchase or	Fee as a % of
% of offering price		sales price, whichever is less	amount redeemed
TCM Small Cap Growth Fund	None	None	None
Voya Small Cap Growth Fund – Class I	None	None	None

Annual Fund Operating Expenses
Expenses you pay each year as a % of the value of your investment
		TCM Small Cap Voya Small Cap Growth Fund
		Growth Fund	Pro Forma1
			Class I
Management Fees	%	0.80	0.80
Distribution and/or Shareholder Services (12b-1) Fees	%	None	None
Other Expenses2%		0.13	0.12
Acquired Fund Fees and Expenses	%	0.01	0.01
Total Annual Fund Operating Expenses	%	0.94	0.93
Less Fee Reductions and/ or Expense Reimbursements	%	-	3
Total Annual Fund Operating Expenses after Fee Reductions	%	0.94	0.93
and/or Expense Reimbursements

1.Expense ratios have been adjusted to reflect current contractual rates.

2.Other Expenses are based on estimated amounts for the current fiscal year for the Voya Small Cap Growth Fund.

3.VIL is contractually obligated to limit the expenses to 0.95% for Class I shares of Voya Small Cap Growth Fund through October 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.

Expense Examples

The Examples are intended to help you compare the costs of investing in shares of TCM Small Cap Growth Fund and Voya Small Cap Growth Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Funds for the time periods indicated. The Examples also assume that your investment had a 5% return during each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower based on these assumptions your costs would be:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
TCM Small Cap Growth Fund	Sold or Held	$96	300	520	1,155
Voya Small Cap Growth Fund – Class I (Pro Forma)	Sold or Held	$95	292	506	1,121

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

How do the principal investment strategies compare?

The Funds have substantially similar principal investment strategies. Both Funds invest primarily in equity securities issued by small capitalization companies organized or located throughout the world, including the United States. Additionally, the portfolio managers will use the same multi-step investment process for constructing Voya Small Cap Growth Fund's investment portfolio as is currently used to construct the TCM Small Cap Growth Fund's investment portfolio. Although the principal investment strategies are substantially similar, each Fund uses different terminology to describe the investment strategies applicable to it. The following chart compares the principal investment strategies of the TCM Small Cap Growth Fund and Voya Small Cap Growth Fund. The differences between the principal investment strategies as described below do not reflect a material difference in the manner in which the Funds are managed, except that Voya Small Cap Growth Fund, as a fund in the Voya family of funds, will be permitted to participate in the Voya securities lending program.

	TCM Small Cap Growth Fund							Voya Small Cap Growth Fund
Investment	Under normal market conditions, the Small Cap							Under normal market conditions, the Fund
Strategies	Fund invests at least 80% of its net assets (plus							invests at least 80% of its net assets (plus
	any borrowings for investment purposes) in							any borrowings for investment purposes) in
	stocks of small capitalization ("small cap")							stocks of small capitalization companies.
	companies. The Small Cap Fund defines small							The Fund will provide shareholders with at
	cap companies as those whose market							least 60 days' prior notice of any change in
	capitalization, at the time of purchase, are							this investment policy.
	consistent	with the	market		capitalizations of			For this	Fund,	the sub-adviser		("Sub-
companies in the Russell 2000® Index. As of
								Adviser")	defines	small	capitalization
	December	31,	2021, the	largest company's
								companies	as	those	whose	market
market capitalization in that index was $13.963
capitalization, at the time of purchase, are
	billion.	Stocks	of	companies			whose
consistent with the market capitalizations of
	capitalization	rise	above		this	level	after
								companies	in the	Russell	2000®	Index
	purchase	may	continue	to	be	held	in the
								("Index").	The	market	capitalization of
portfolio and considered small cap companies
companies in the Index as of December 31,
for purposes of the 80% policy. New purchases
								2021 ranged from		$31.6	million	to $14
of companies that rise above the Small Cap
billion.
Fund's definition of small cap are not
The Sub-Adviser uses fundamental research
considered small cap companies for purposes of
	the 80% policy. As of December 31, 2021, the							in an effort to identify companies with the
	average weighted market cap of the Small Cap							potential for superior earnings growth and
	Fund was $5.808 billion, while the average							sustainable valuations. The Sub-Adviser's
	weighted market cap of the Russell 2000®							intensive bottom-up, fundamental research
	Growth Index was $4.057 billion. The Advisor							drives stock selection,		which the Sub-
7

TCM Small Cap Growth Fund	Voya Small Cap Growth Fund

uses fundamental research to identify companies with the potential for superior earnings growth and sustainable valuations. The Advisor's intensive bottom up, fundamental research drives stock selection, which the Advisor believes is key to generating excess returns. The investment process utilizes a team-oriented approach, where members of the team leverage the expertise of their colleagues in an environment that facilitates the exchange of ideas and insights. There are four primary steps to the Advisor's investment process:

•Idea Generation. Investment candidates are first screened for specific growth characteristics regarding revenue and earnings, valuation, and expected price appreciation. The Advisor believes that previously owned companies are a source of ideas that leverage prior experience and knowledge base, and that conferences and meetings with company management offer opportunities to monitor existing holdings and prospect for new ones. In addition, the Advisor observes market trends and focuses research into sectors or industries that are expected to experience superior relative growth. As a result of this process, the investment team identifies candidates for further analysis.

•Research and Analysis. Stock ideas undergo in-depth fundamental and valuation analysis. The Advisor seeks companies with the ability to significantly grow annual revenues and earnings by examining market size, market growth rates, and trends in a company's market share, margins and expenses. The Advisor focuses on the sustainability of valuations based on a variety of financial metrics, including price- to earnings, price-to-growth, price-to-sales ratios and cash flow returns. This process is designed to develop confidence in price targets based on earnings and associated risks.

Adviser believes is key to generating excess returns.

Most of the Fund's assets will be invested in U.S. common stocks that the Sub-Adviser expects will experience long-term, above average earnings growth. The Fund may at times invest a significant portion of its assets (greater than 25%) in specific sectors of the economy, such as in the technology and health care sectors, respectively. The Fund may also invest up to 20% of its net assets in equity securities of foreign issuers, including issuers located in emerging markets that are American Depositary Receipts ("ADRs") or traded on a U.S. stock exchange, when consistent with the Fund's investment objective.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.

TCM Small Cap Growth Fund	Voya Small Cap Growth Fund

•Portfolio Construction. With a list of high conviction names in place, the investment team then constructs the portfolio based on the Fund's objective and guidelines. Sector weightings are monitored versus established parameters compared to the Fund's benchmark, the Russell 2000® Growth Index, and initial position size and maximum weighting for a stock are established.

•Monitoring and Sell Discipline. There are diversification and weighting limits established for the Fund which are monitored on a regular basis. In addition, the team typically sells a stock when the security exceeds its price target, the original investment thesis is broken, or a better investment idea is generated. The Advisor's sell discipline and a proprietary quantitative system to identify problem stocks forces a review of poor performers.

Most of the Small Cap Fund's assets will be invested in U.S. common stocks that the Advisor expects will experience long-term, above average earnings growth. The Fund may also invest in convertible securities (including preferred stock, warrants and debentures), certain options and financial futures contracts ("derivatives"). The Fund may at times invest a significant portion of its assets (greater than 25%) in specific sectors of the economy, such as in the technology and healthcare sectors, respectively. The Fund may also invest up to 20% of its net assets in equity securities of foreign issuers, including issuers located in emerging markets that are ADRs or traded on a U.S. stock exchange, when consistent with the Fund's investment objective. ADRs evidence ownership of foreign securities, but are traded on domestic exchanges. The Advisor may sell a security for different reasons including when its price reaches a target set by the Advisor or if the Advisor believes that other investments are more attractive.

How do the principal risks compare?

The principal risks associated with an investment in the TCM Small Cap Growth Fund are substantially similar to the principal risks associated with an investment in Voya Small Cap Growth Fund because the Funds have substantially identical investment objectives and substantially similar principal investment strategies. Although the principal risks are substantially similar, each Fund uses different terminology to describe the principal risks applicable to such Fund's principal investment strategy. Voya Small Cap Growth Fund is subject to additional risks associated with its participation in the Voya securities lending program, as described in more detail below. The principal risks for Voya Small Cap Growth Fund are described below. For the principal risks associated with an investment in the TCM Small Cap Growth Fund, please consult Appendix D.

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

The following risks are considered principal to both Funds and could affect the value of your investment in the Funds:

Company: The price of a company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Small-Capitalization Company: Investments in small capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, small size, limited markets and financial resources, narrow product lines, less management depth and more reliance on key personnel. The securities of smaller companies are subject to liquidity risk as they are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company's growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks and may underperform the market as a whole over any given time period.

The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a "principal risk" of investing in Voya Small Cap Growth Fund, regardless of the order in which it appears.

Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

Focused Investing: To the extent that the Fund invests a substantial portion of its assets in securities related to a particular industry, sector, market segment, or geographic area, its investments will be sensitive to developments in that industry, sector, market segment, or geographic area. The Fund is subject to the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographic area in which the Fund focuses its investments could have a significant impact on its investment performance and could ultimately cause the Fund to underperform, or its net asset value to be more volatile than, other funds that invest more broadly.

Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, auditing and financial reporting standards and practices; nationalization, expropriation, or confiscator y taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Investment Model: A manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Market Disruption and Geopolitical: The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the Fund and the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund's service providers.

Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.

Securities Lending: Securities lending involves two primary risks: "investment risk" and "borrower default risk." When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund's other risks.

An investment in Voya Small Cap Growth Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

How do the purchase, exchange and redemption policies of the Funds compare?

The Funds have generally similar policies for buying and selling shares. Investors may invest in the Funds through a financial intermediary, by mail or by wire. Investors may redeem their shares in either Fund by contacting their financial intermediary, by mail or by telephone. In addition, both Funds offer a systematic withdrawal plan.

While the policies for buying and selling shares are similar, Voya Small Cap Growth Fund has different minimum initial investment requirements and shareholder eligibility requirements than the TCM Small Cap Growth Fund. Shareholders of the TCM Small Cap Growth Fund who receive shares of Voya Small Cap Growth Fund in connection with the Reorganization will not be subject to the higher minimum investment amounts or the different shareholder eligibility requirements of Voya Small Cap Growth Fund.

How do the distribution arrangements compare?

Quasar Distributors, LLC ("Quasar") serves as distributor and principal underwriter for shares of the TCM Small Cap Growth Fund. Quasar is located at 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202. Voya Investments Distributor, LLC ("VID") is the principal underwriter and distributor for shares of Voya Small Cap Growth Fund. VID is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. Quasar and VID are each members of the Financial Industry Regulatory Authority, Inc. ("FINRA").

How do the fundamental investment policies compare?

The fundamental investment policies of the Funds are identical. All of the investment policies set forth below are fundamental, meaning these policies may not be changed without shareholder approval.

Each Fund may not:

1.Invest 25% or more of the value of its net assets in the securities of companies engaged in any one industry or group of related industries. The Fund may, however, invest for temporary defensive purposes up to 100% of the value of the total assets in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

2.Purchase or sell real estate unless acquired as the result of direct ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, including real estate investment trusts. This restriction shall not preclude the Fund from buying securities backed by mortgages on real estate or securities of companies engaged in these activities. This restriction shall not prevent the Fund from investing in real estate operating companies and companies engaged in other real estate related businesses.

3.Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

4.Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of that issuer to be held in the Fund.

5.Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5% of the value of the total assets of the Fund at market value to be invested in the securities of that issuer (other than obligations of the U.S. government and its agencies and instrumentalities), with reference to 75% of the assets of the Fund.

6.Issue senior securities, bonds, or debentures.

7.Underwrite securities of other issuers, except the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended ("1933 Act").

8.(a) Borrow (for temporary or emergency purposes and not for the purpose of leveraging its investments) in an amount exceeding 33 1/3% of the value of its total assets, and, in the event that market conditions or other factors result in the Fund's borrowed amounts exceeding 33 1/3% of its assets (including amounts borrowed), the Fund will reduce the amount of its borrowing to an extent and in such a manner required by the 1940 Act. (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings, and only with respect to, up to 1/3 of its assets.

9.Engage in short sales of securities except to the extent that such sales are "against the box"; that is, only to the extent the Fund owns the securities sold short or owns other securities convertible into an equivalent amount of securities sold short. Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to securities. In any event, no more than 10% of the value of the Fund's net assets may, at the time, be held as collateral for such sales.

10.Buy and sell puts and calls on stock index futures, or financial futures or options on financial futures, unless such options are written by other persons and the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange.

How does the performance compare?

No performance information is included here for Voya Small Cap Growth Fund since the Fund has not yet commenced investment operations. Voya Small Cap Growth Fund will assume the performance history of the TCM Small Cap Growth Fund at the closing of the Reorganization. Performance information for the TCM Small Cap Growth Fund is presented below.

The following performance information indicates some of the risks of investing in the TCM Small Cap Growth Fund. The information below also illustrates how the Fund's performance has varied from year to year and the risks of investing in the Fund by showing its highest and lowest quarterly returns. The table below illustrates how the TCM Small Cap Growth Fund's average annual total returns for 1, 5 and 10 years and since inception compare with a broad-based securities index. The Fund's past performance, before and after taxes, is not necessarily an indication of how the TCM Small Cap Growth Fund or Voya Small Cap Growth Fund will perform in the future. Updated performance is available on the TCM Small Cap Growth Fund's website at www.tyghcap.com/mutual-fund.

TCM Small Cap Growth Fund (as of December 31 of each year)

50%		49.69%
		33.25%	27.92%

		24.70%	18.23%
	12.62%	16.00%
		6.60%

0%

-0.99%-5.72%

2012 2013 2014 2015 2016 2017 2018 2019 2020 2021

Best quarter: 28.32%, 06/30/2020 and Worst quarter (26.02)%, 03/31/20

Average Annual Total Returns for Periods Ended December 31, 2021

				Since	Inception
	1 Year	5 Year	10 Year	Inception	Date
Before taxes	18.23%	18.83%	17.20%	12.34%	10/1/04
After taxes on Distributions	12.96%	15.43%	13.70%	10.20%
After Taxes on Distributions and	13.56%	14.16%	12.93%	9.68%
Sale of Fund Shares
Russell 2000® Growth Index (reflects	2.83%	14.53%	14.14%	10.43%
no deduction for fees or expenses)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

In certain cases, the figure representing "Return after Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

How does the management compare?

The following table describes the management of the Funds.

	TCM Small Cap Growth Fund	Voya Small Cap Growth Fund
Investment Adviser	Voya Investment Management Co. LLC	Voya Investments, LLC
	("Voya IM")	("VIL")
(Prior to January 1 2022, Tygh Capital
Management, Inc.
("Tygh Capital") was the investment adviser
to the Fund)
Management Fee	0.80%	0.80%
(as a percentage of average
daily net assets)

Sub-Adviser	None	Voya IM

Sub-Advisory Fee	None	0.36%1
(as a percentage of average
daily net assets)

Administrator	U.S. Bancorp Fund Services, LLC	None2

Administrative Fee	0.06%	None
(as a percentage of
average daily net assets)

Portfolio Managers	Richard J. Johnson	Richard J. Johnson
	Mitchell S. Brivic	Mitchell S. Brivic
	Michael C. Coyne	Michael C. Coyne
	Scott W. Haugan	Scott W. Haugan

1.The sub-advisory fee is paid by VIL and not the Fund.

2.Administrative services will be provided by Voya IM pursuant to its management agreement.

For more information on each of the service providers and portfolio managers noted above, please see

Appendix C.

Additional information about the Reorganization

Rights of Shareholders

The TCM Small Cap Growth Fund is organized as a separate series of PMP, an open-end management investment company organized as a Massachusetts business trust. PMP is governed by a board of trustees consisting of five members. For more information on the history of PMP, see the Statement of Additional Information of the TCM Small Cap Growth Fund, dated January 28, 2021, as supplemented.

Voya Small Cap Growth Fund is organized as a separate series of VET, an open-end management investment company organized as a Massachusetts business trust. VET is governed by a board of trustees consisting of eight members.

The key differences in the rights of shareholders are described in the table below.

	TCM Small Cap Growth Fund	Voya Small Cap Growth Fund
Election of Trustees	Shareholders of PMP may elect Trustees by	Trustees shall be elected by the
	the vote of a plurality of votes cast at any	shareholders of VET owning of record a
	shareholder meeting called for that purpose.	plurality of the shares voting a meeting of
shareholders duly called for the purpose.

	TCM Small Cap Growth Fund	Voya Small Cap Growth Fund
Removal of Trustees	The Trustees, by majority vote, may elect to	A Trustee may be removed at any meeting
	remove Trustees.	of shareholders by two-thirds vote of the
outstanding shares.

Liquidation	The Trust or any series or class of the Trust	The Trust or any series of the Trust may be
	may be terminated at any time by a majority	terminated by a majority of the Trustees, or
	of the Trustees with written notice to	by the affirmative vote of the holders of a
	shareholders, or by the affirmative vote of a	majority of the shares of the Trust or series
	"majority of the outstanding voting	outstanding and entitled to vote, at any
	securities" (as the quoted phrase is defined	meeting of shareholders.
in the 1940 Act) of the Trust or series.

Amendments to the Declaration of	The Declaration of Trust may be amended	The Declaration of Trust may be amended
Trust and Bylaws	at any time by an instrument in writing	by a vote of the holders of a majority of the
	signed by a majority of the then Trustees.	shares outstanding and entitled to vote at a
	The Board of Trustees shall have the power	meeting of shareholders called for the
	to amend the Declaration of Trust, at any	purpose.	No	amendment may be		made
	time and from time to time, in such manner	which would change any rights with respect
	as the Board of Trustees may determine in	to any shares of the Trust or series by
	their sole discretion, without the need for	reducing the amount payable thereon upon
	Shareholder action, so as to add to, delete,	liquidation of the Trust or series or by
	replace or otherwise modify any provisions	diminishing or eliminating any voting rights
	relating to the Shares contained in the	pertaining thereto, except with the vote or
	Declaration of Trust, provided that before	consent of the holders of two-thirds of the
	adopting any such amendment without	shares of the Trust or series outstanding and
	Shareholder approval the Board of Trustees	entitled to vote. Both shareholders and the
	shall determine that it is consistent with the	Trustees have the power to amend the
	fair and equitable treatment of all	Bylaws.
Shareholders or that Shareholder approval
is not otherwise required by the 1940 Act or
other applicable law. Both shareholders and
the Trustees have the power to amend the
Bylaws.

Approval of a Consolidation or	The Trustees may cause the Trust to sell	Consolidation or merger shall require the
Merger	substantially all of its assets or the assets of	approval of a majority shareholder vote of
	one or more of its series to another trust or	each series affected			thereby. The	terms

	company or one or more of its Series to be	"merge" or "merger" as used therein shall
	merged into or consolidated with another	not include the purchase or acquisition of
	Trust or company or the Shares exchanged	any assets of any other trust, partnership,
	under or pursuant to any state or Federal	association or corporation which is an
	statute, if any, or otherwise to the extent	investment company organized under the
	permitted by law. Unless such transaction	laws	of	the	Commonwealth	of
	complies with Rule 17a-8(a)(3) under the	Massachusetts or any other state of the
	1940 Act, such a transaction must also be		United States.
authorized by vote of a majority of the

outstanding Shares (as the quoted phrase is used in the 1940 Act) of the Trust, as a whole, or any affected Series, as may be applicable; provided that in all respects not governed by statute or applicable law, the Trustees shall have power to prescribe the procedure necessary or appropriate to accomplish a sale of assets, merger or consolidation.

Dividends and Other Distributions

The TCM Small Cap Growth Fund pays its shareholders dividends from its net investment income at least annually and distributes substantially all of its net realized capital gains, if any, to shareholders at least annually. Voya Small Cap Growth Fund generally distributes most or all of its net earnings in the form of dividends, consisting of ordinary income and capital gains distributions. The Fund distributes capital gains, if any, annually. The Fund also declares dividends and pays dividends consisting of ordinary income, if any, annually. To comply with federal tax regulations, Voya Small Cap Growth Fund may also pay an additional capital gains distribution.

Capitalization of the Funds

The following table shows on an unaudited basis the capitalization of each of the Funds as of January 11,

2022 and on a pro forma basis as of January 11, 2022, giving effect to the Reorganization:

		Net Asset Value Per
	Net Assets	Share	Shares Outstanding1
TCM Small Cap Growth Fund	$512,149,352.34	$41.52	12,335,399

Voya Small Cap Growth Fund – Class I	N/A	N/A	N/A
Adjustments	-	-	-
Voya Small Cap Growth Fund – Class I (pro	$512,149,352.34	$41.52	12,335,399
forma)

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a form of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer of all of the assets of the TCM Small Cap Growth Fund to Voya Small Cap Growth Fund in exchange solely for Class I shares of beneficial interest of Voya Small Cap Growth Fund and the assumption by Voya Small Cap Growth Fund of all of the liabilities of the TCM Small Cap Growth Fund, and (ii) the distribution of the shares of Voya Small Cap Growth pro rata to the shareholders of the TCM Small Cap Growth Fund in complete liquidation of the TCM Small Cap Growth Fund.

Each shareholder of the TCM Small Cap Growth Fund will hold, immediately after the Closing, Class I shares of Voya Small Cap Growth Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the TCM Small Cap Growth Fund held by that shareholder on the Closing Date.

The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of the TCM Small Cap Growth Fund and that each Fund receives an opinion from the law firm of Ropes & Gray LLP to the effect that the Reorganization will qualify as a tax- free reorganization for federal income tax purposes. The Reorganization Agreement also requires that each of the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or by one party on certain other grounds.

Pursuant to the terms of the Reorganization Agreement, Tygh Capital has agreed to indemnify and hold harmless VET and Voya Small Cap Growth Fund, and VIL has agreed to indemnify and hold harmless PMP and the TCM Small Cap Growth Fund, in each case from and against liabilities arising out of a breach of various representations, warranties, covenants or agreements set forth in the Reorganization Agreement. Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Expenses of the Reorganization

The expenses of the Reorganization will be paid by Tygh Capital and/or VIL, and not by the Funds, whether or not the Reorganization is consummated. The expenses of the Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Reorganization are estimated to be approximately $420,500. The costs of the organization of Voya Small Cap Growth Fund are estimated to be approximately $84,000 and will be borne by Voya Small Cap Growth Fund.

Portfolio Transitioning

As discussed above, the Funds have substantially identical principal investment strategies. As a result, Voya IM does not anticipate that it will need to sell a material portion of the TCM Small Cap Growth Fund's holdings if the Reorganization is approved by shareholders. If any of the TCM Small Cap Growth Fund's holdings are sold prior to the Closing Date, the proceeds of such sales are expected to be invested in securities that Voya IM wishes for Voya Small Cap Growth Fund to hold and in temporary investments, which will be delivered to Voya Small Cap Growth Fund at the Closing Date.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, pursuant to this treatment, neither TCM Small Cap Growth Fund nor its shareholders, nor Voya Small Cap Growth Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

As a condition to each fund's obligation to consummate the Reorganization, the funds will receive a favorable tax opinion from Ropes & Gray LLP, counsel to Voya Small Cap Growth Fund (which opinion will be subject to certain qualifications), satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for federal income tax purposes:

(i)the acquisition by the Voya Small Cap Growth Fund of the assets of the TCM Small Cap Growth Fund in exchange for the Voya Small Cap Growth Fund's assumption of the liabilities of the TCM Small Cap Growth Fund and issuance of the Voya Small Cap Growth Fund shares, followed by the distribution by the TCM Small Cap Growth Fund of such Voya Small Cap Growth Fund shares to the shareholders of the TCM Small Cap Growth Fund in exchange for their shares of the TCM Small Cap Growth Fund, all as provided in Section 1 of the Agreement, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the TCM Small Cap Growth Fund and the Voya Small Cap Growth Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

(ii)no gain or loss will be recognized by the TCM Small Cap Growth Fund (i) upon the transfer of its assets to the Voya Small Cap Growth Fund solely in exchange for the Voya Small Cap Growth Fund shares and the assumption by the Voya Small Cap Growth Fund of the liabilities of the TCM Small Cap Growth Fund and (ii) upon the distribution of the Voya Small Cap Growth Fund shares by the TCM Small Cap Growth Fund to its shareholders in liquidation.

(iii)no gain or loss will be recognized by the Voya Small Cap Growth Fund upon the receipt of the assets of the TCM Small Cap Growth Fund solely in exchange for the assumption of the liabilities of the TCM Small Cap Growth Fund and issuance of the Voya Small Cap Growth Fund shares;

(iv)the tax basis of the assets of the TCM Small Cap Growth Fund acquired by the Voya Small Cap Growth Fund will be the same as the tax basis of such assets in the hands of the TCM Small Cap Growth Fund immediately prior to the transfer.

(v)the holding periods of the assets of the TCM Small Cap Growth Fund in the hands of the Voya Small Cap Growth Fund will include the periods during which such assets were held by the TCM Small Cap Growth Fund.

(vi)no gain or loss will be recognized by TCM Small Cap Growth Fund shareholders upon the exchange of all of their TCM Small Cap Growth Fund shares for the Voya Small Cap Growth Fund shares (including fractional shares to which they may be entitled).

(vii)the aggregate tax basis of the Voya Small Cap Growth Fund shares to be received by each shareholder of the TCM Small Cap Growth Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of TCM Small Cap Growth Fund shares exchanged therefor

(viii)a TCM Small Cap Growth Fund shareholder's holding period for the Voya Small Cap Growth Fund shares (including fractional shares to which they may be entitled) to be received will include the period during which TCM Small Cap Growth Fund shares exchanged therefor were held, provided that the shareholder held TCM Small Cap Growth Fund shares as a capital asset on the date of the exchange.

(ix)Voya Small Cap Growth Fund will succeed to and take into account the items of the TCM Small Cap Growth Fund described in Section 381(c) of the Code subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

Voya Small Cap Growth Fund will file the tax opinion with the SEC shortly after completion of the proposed merger. The opinion will be based on certain factual certifications made by officers of TCM Small Cap Growth Fund and Voya Small Cap Growth Fund and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the proposed merger will be as described above. There is no assurance that the Internal Revenue Service will agree with the opinion. If the proposed merger were consummated but did not qualify as a tax-free reorganization, TCM Small Cap Growth Fund shareholders would recognize a taxable gain or loss equal to the difference between their tax basis in their TCM Small Cap Growth Fund shares and the fair market value of the shares of Voya Small Cap Growth Fund received.

The ability of Voya Small Cap Growth Fund to carry forward capital losses (if any) of TCM Small Cap Growth Fund and to use such losses to offset future gains is not expected to be limited as a result of the Reorganization. If any of TCM Small Cap Growth Fund's holdings are sold in connection with the Reorganization, any capital gains recognized in such sales will be distributed to shareholders during or with respect to the year of sale, and such distributions will be taxable to shareholders.

This description of the federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisers as to the specific consequences to them of the Reorganization in light of their individual circumstances, and as to the applicability and effect of state, local, non-U.S., and other tax laws.

What is the PMP Board's recommendation?

At a meeting held on November 18, 2021, after consideration of such factors and information it considered relevant (see below), the PMP Board, including a majority of the Trustees who are not "interested persons," as defined by the 1940 Act (the "Independent Trustees"), approved the Reorganization Agreement and voted to recommend to shareholders that they approve the Reorganization Agreement. The PMP Board is therefore recommending that the TCM Small Cap Growth Fund's shareholders vote "FOR" the Reorganization Agreement.

What factors did the PMP Board consider?

At its meeting, the PMP Board evaluated materials regarding the TCM Small Cap Growth Fund and the Voya Small Cap Growth Fund. They considered and discussed a draft of the Reorganization Agreement contained in the materials.

The PMP Board reviewed the responses to the questionnaire provided by Tygh Capital, VIL and Voya IM regarding the proposed Reorganization and the expenses and service providers for the Voya Small Cap Growth Fund. The PMP Board considered that Tygh Capital, the investment advisor for the TCM Small Cap Growth Fund, recommended the Reorganization due to Tygh Capital's acquisition by Voya IM and to effectively transfer the TCM Small Cap Growth Fund from the PMP Trust to VET. The Board considered Tygh Capital's view that Voya IM will provide the Fund with organizational stability and will allow the portfolio managers access to high quality investment research, helpful quantitative tools and best-in-class information technology resources. The PMP Board further considered that all employees of Tygh Capital would be joining Voya IM and the same portfolio managers will continue to be responsible for day-to-day management of the Fund.

The PMP Board reviewed the expected total operating expense ratio for the Voya Small Cap Growth Fund. The PMP Board noted that while the Reorganization was not expected to result in material cost or expense savings to shareholders VIL has agreed to an expense cap on the Voya Small Cap Growth Fund such that total annual fund operating expenses after fee reductions and/or expense reimbursements would be no higher than the total annual fund operating expenses after fee reductions and/or expense reimbursements of the TCM Small Cap Growth Fund, for at least a two-year period. The PMP Board noted that the Voya Small Cap Growth Fund would have a substantially similarly investment objective and investment strategies as the TCM Small Cap Growth Fund following the close of the Reorganization.

After careful consideration, the PMP Board (including all Independent Trustees), determined that the Reorganization would not dilute the interests of the TCM Small Cap Growth Fund's existing shareholders and that participating in the Reorganization is in the best interests of the TCM Small Cap Growth Fund.

In approving the proposed Reorganization, the PMP Board, including the Independent Trustees (with the advice and assistance of independent counsel), also considered, among other things:

⋅the expectation that the Reorganization will constitute a "reorganization" within the meaning of Section 368(a) of the Code and that the TCM Small Cap Growth Fund and its shareholders generally will not recognize gain or loss for U.S. federal income tax purposes in the Reorganization;

⋅that the investment objectives, strategies and policies of the Funds are substantially similar;

⋅that the portfolio managers of the TCM Small Cap Growth Fund will become employees of Voya IM, sub-adviser to the Voya Small Cap Growth Fund, and continue to serve as portfolio managers of the Voya Small Cap Growth Fund;

⋅that the advisory fees to be paid to VIL under the Voya Small Cap Growth Fund's investment advisory agreement would be the same as those paid to Tygh Capital under the TCM Small Cap Growth Fund's investment advisory agreement;

⋅that the total annual operating expenses of the Voya Small Cap Growth Fund are expected to be no higher than the current total annual operating expenses of the TCM Small Cap Growth Fund;

⋅that VIL had agreed to enter into an expense limitation agreement that would cap the Voya Small Cap Growth Fund's total annual operating expenses for a period of two years from the date of the Reorganization at the same level as the expense cap for the TCM Small Cap Growth Fund;

⋅the qualifications and experience of the Voya Small Cap Growth Fund's service providers;

⋅that the Reorganization would not result in the dilution of the TCM Small Cap Growth Fund shareholders' interests and that participating in the Reorganization is in the best interests of the TCM Small Cap Growth Fund;

⋅that the TCM Small Cap Growth Fund would not bear the costs of the proposed Reorganization;

⋅that the proposed Reorganization will be submitted to the shareholders of the TCM Small Cap Growth Fund for their approval; and

⋅that shareholders of the TCM Small Cap Growth Fund who do not wish to become shareholders of the Voya Small Cap Growth Fund may redeem their TCM Small Cap Growth Fund shares before the Reorganization.

The PMP Board also considered that Tygh Capital, VIL and Voya IM each have an interest in recommending the Reorganization to the PMP Board. If shareholders of the TCM Small Cap Growth Fund approve the Reorganization, VIL will replace Tygh Capital as investment advisor and VIL will receive investment advisory fees for serving as the investment advisor of the Voya Small Cap Growth Fund. Voya IM will serve as sub-advisor and provide the day-to-day portfolio management of the Voya Small Cap Growth Fund. Voya IM will receive fees for serving as investment sub-advisor, which are paid by VIL out of its own assets. In addition, Tygh Capital has entered into an agreement with Voya IM for the sale of assets related to Tygh Capital and pursuant to that agreement, Tygh Capital will receive certain payments from Voya IM following the acquisition, which will be made by Voya IM from its own resources and not by the Voya Small Cap Growth Fund or its shareholders. In this regard the Board considered that VET has represented that the Voya Small Cap Growth Fund will comply with Section 15(f) of the 1940 Act (which is discussed in further detail below).

After consideration of these and other factors it deemed appropriate, the PMP Board determined that the Reorganization as proposed by Tygh Capital would not dilute the interests of the TCM Small Cap Growth Fund's existing shareholders and that participating in the Reorganization is in the best interests of the TCM Small Cap Growth Fund. The PMP Board, including the Independent Trustees, unanimously approved the Reorganization of the TCM Small Cap Growth Fund, subject to approval by its shareholders.

Section 15(f) of the 1940 Act

Section 15(f) of the 1940 Act provides a non-exclusive safe harbor for an investment advisor or any affiliated persons thereof to receive any amount or benefit in connection with a sale of securities of, or any other interest in, such advisor which results in an assignment of an investment advisory contract with an investment company as long as two conditions are met.

First, no "unfair burden" may be imposed on the investment company as a result of the transaction, or any express or implied terms, conditions or understandings applicable thereto. As defined in the 1940 Act, the term "unfair burden" includes any arrangement during the two-year period after the date on which such transaction occurs whereby the investment advisor (or predecessor or successor advisor) or any interested person of any such advisor receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services), or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than bona fide ordinary compensation as principal underwriter of the investment company). Neither VIL nor Tygh Capital is aware of any circumstances relating to the Reorganization that might result in the imposition of such an "unfair burden" on the TCM Small Cap Growth Fund.

Second, during the three-year period immediately following the transaction, at least 75% of an investment company's board of directors must not be "interested persons" of the investment advisor or the predecessor investment advisor within the meaning of the 1940 Act. The VET Board will satisfy this condition at the time of the Reorganization.

What is the required vote?

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of: (1) 67% or more of the voting securities present at the Special Meeting if more than 50% of the outstanding shares are present or represented by proxy; or (2) more than 50% of the outstanding voting securities.

What happens if shareholders do not approve the Reorganization?

If shareholders of TCM Small Cap Growth Fund do not approve the Reorganization, TCM Small Cap Growth Fund will continue to be managed by Voya IM as described in its Prospectus until the earlier of 150 days following the closing date of the Transaction or such time as the PMP Board determines what action should be taken, including potentially engaging in a taxable liquidation of TCM Small Cap Growth Fund.

PROPOSAL 2 – APPROVAL OF THE ADVISORY AGREEMENT

What is Proposal Two?

On November 22, 2021, Tygh Capital announced that it had entered into an agreement with Voya IM pursuant to which Voya IM would acquire Tygh Capital's investment advisory business (the "Transaction"). The Transaction closed in January 2022. The Transaction constituted a change of control of Tygh Capital that resulted in the assignment and automatic termination of the prior investment advisory agreement between Tygh Capital and PMP Trust, on behalf of TCM Small Cap Growth Fund (the "Previous Advisory Agreement"). At its meeting on November 18, 2021, the PMP Board approved an interim investment advisory agreement between Voya IM and PMP Trust, on behalf of TCM Small Cap Growth Fund, which is substantially identical to the Previous Advisory Agreement (the "Advisory Agreement"). The Advisory Agreement took effect on the closing date of the Transaction and will remain in effect until the earlier of the closing date of the Reorganization or 150 days following the closing date of the Transaction. Pursuant to Rule 15a-4 under the 1940 Act, compensation earned by Voya IM under the Advisory Agreement is being held in escrow. The terms of the Advisory Agreement, including the amount of compensation payable to Voya IM thereunder, are substantially identical to the terms of the Previous Advisory Agreement, except for the effective date, termination date and fee escrow provisions and the substitution of "Voya IM" for "Tygh Capital." Once shareholders of the TCM Small Cap Growth Fund approve the Advisory Agreement, Voya IM will be able to receive the amounts held in escrow for its services provided to the TCM Small Cap Growth Fund under the Advisory Agreement. If the Reorganization is approved, the Advisory Agreement will only remain in effect until the closing of the Reorganization.

Information about Voya IM

Voya IM has acted as sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The principal office of Voya IM is located at 230 Park Avenue, New York, New York 10169. Voya IM is a leading active asset management firm. As of December 31, 2021 Voya IM managed approximately $801 billion for both affiliated and external institutions as well as individual investors. Voya IM has the experience and resources to invest responsibly across asset classes, geographies and investment styles. Through its global asset management network, Voya IM provides clients with access to domestic, regional and global investment solutions. Following the closing of the Transaction, all Tygh Capital employees became employees of Voya IM, and no changes are expected to the portfolio managers responsible for the TCM Small Cap Growth Fund.

TCM Small Cap Growth Fund's Previous Advisory Agreement

Pursuant to the Previous Advisory Agreement, Tygh Capital served as the investment adviser to the TCM Small Cap Growth Fund from its inception until the closing date of the Transaction. Tygh Capital is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940, as amended. The firm was founded in July 2004. Prior to the closing of the Transaction, Richard J. Johnson and Jeff B. Curtis were the two principal owners of Tygh Capital, and all other investment professionals of the firm held equity therein. The address of each of Tygh Capital, Mr. Johnson and Mr. Curtis is 1211 SW Fifth Avenue, Suite 2100, Portland, OR 97204. As of November 30, 2021, Tygh Capital had approximately $775.9 million in assets under management.

Under the Previous Advisory Agreement, Tygh Capital provided for the overall management of the TCM Small Cap Growth Fund including by: (i) furnishing the Fund with advice and recommendations with respect to the investment of the Fund's assets and the purchase and sale of portfolio securities for the Fund, including the taking of such steps as may be necessary to implement such advice and recommendations (i.e., placing the orders); (ii) managing and overseeing the investments of the Fund, subject to the ultimate supervision and direction of the Board; (iii) voting proxies for the Fund, filing ownership reports under Section 13 of the Securities Exchange Act of 1934, as amended, for the Fund, and taking other actions on behalf of the Fund; (iv) maintaining the books and records required to be maintained by the Fund except to the extent arrangements have been made for such books and records to be maintained by the administrator or another agent of the Fund; (v) furnishing reports, statements and other data on securities, economic conditions and other matters related to the investment of the Fund's assets which the Fund's administrator or distributor or the officers of the Trust may reasonably request; and (vi) rendering to the Board such periodic and special reports with respect to the Fund's investment activities as the Board may reasonably request, including at least one in-person appearance annually before the Board. The Previous Advisory Agreement further provided that Tygh Capital was responsible for decisions to buy and sell securities for the Fund, for broker-dealer selection and for negotiation of brokerage commission rates, provided that Tygh Capital would not direct orders to an affiliated person of Tygh Capital without general prior authorization to use such affiliated broker or dealer from the Board.

For its advisory services to the TCM Small Cap Growth Fund, Tygh Capital was entitled to an investment advisory fee, calculated daily and paid monthly at an annual rate of 0.80% of the average daily net assets of the Fund. For the fiscal year ended September 30, 2021, Tygh Capital received $3,766,252 in contractual advisory fees.

The initial sole shareholder of the TCM Small Cap Growth Fund approved the Previous Advisory Agreement, prior to the commencement of the Fund's operations. A discussion regarding the Trustees' basis for approving the renewal of the Previous Advisory Agreement is available in the Fund's Annual Report to shareholders for the fiscal year ended September 30, 2021. You may obtain a copy of the Fund's Semi-annual Report and Annual Report, without charge, upon request to the TCM Small Cap Growth Fund by calling 1- 800-536-3230.

The Advisory Agreement

As discussed above, on November 22, 2021, Tygh Capital announced that it had entered into the Transaction, which constituted a change of control of Tygh Capital under the 1940 Act and resulted in the assignment of, and automatic termination of, the Previous Advisory Agreement.

As a result of the termination of the Previous Advisory Agreement, the PMP Board has approved the Advisory Agreement between Voya IM and PMP Trust, on behalf of the TCM Small Cap Growth Fund, which took effect on the closing date of the Transaction, and which will remain in effect until the earlier of the closing date of the Reorganization or 150 days following the closing date of the Transaction. Pursuant to Rule 15a-4 under the 1940 Act, compensation earned by Voya IM under the Advisory Agreement is being held in escrow for a period of up to 150 days following the effective date of the Advisory Agreement. The terms of the Advisory Agreement, including the amount of compensation payable to Voya IM thereunder, are substantially identical to the terms of the Previous Advisory Agreement, except for the effective date, termination date and fee escrow provisions and the substitution of "Voya IM" for "Tygh Capital." Rule 15a- 4 also generally requires approval of the Advisory Agreement by the Fund's shareholders before Voya IM may receive the amounts held in escrow for its services provided to the TCM Small Cap Growth Fund thereunder.

Information Regarding Similar Funds

The following table contains certain information about other investment companies registered under the 1940 Act for which Voya IM provides investment advisory services that may have a similar investment objective and policies to the TCM Small Cap Growth Fund.

Has Compensation
been Waived, Reduced
or Otherwise Agreed
to be Reduced Under
Fund	Net Assets as of		any Applicable
	December 31, 2021 Advisory Fee		Contract?
Voya SmallCap
Opportunities
Fund	$$159 million	.65%	No
Voya SmallCap		0.85% of the first $250 million of assets;
Opportunities		0.80% of the next $250 million of assets;
Portfolio		0.75% of the next $250 million of assets;
0.70% of the next $250 million of assets; and
	$$282 million	0.65% thereafter %	No

Commissions Paid to Affiliated Brokers

During the TCM Small Cap Growth Fund's most recently completed fiscal year, the Fund did not pay any commissions to any affiliated brokers.

What is the recommendation of the Board?

The Board of the TCM Small Cap Growth Fund unanimously recommends that shareholders of the Fund approve the proposed Advisory Agreement.

What factors did the PMP Board consider?

At its meeting held on November 18, 2021, the PMP Board, including all of the Independent Trustees, considered and approved the Advisory Agreement between PMP Trust and Voya IM, on behalf of the TCM Small Cap Growth Fund, in order to enable the portfolio managers at Tygh Capital to continue managing the day-to-day investments of the Fund upon the closing of the Transaction, at which time the portfolio managers would become employees of Voya IM. The PMP Board considered that the Advisory Agreement was an interim agreement that was in compliance with Rule 15a-4 of the 1940 Act and would permit Voya IM to continue managing the Fund for up to 150 days after the closing of the Transaction while obtaining shareholder approval of the Reorganization, which the PMP Board approved at the meeting held on November 18, 2021.

At the meeting, the PMP Board received and reviewed substantial information regarding the Fund, Voya IM and the services to be provided by Voya IM to the Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the PMP Board's determination. Below is a summary of the factors considered by the PMP Board and the conclusions that formed the basis for the PMP Board's approval of the Advisory Agreement:

1.ADVISER REPRESENTATIONS. The Board considered the Adviser's representations that (i) the Transaction would not result in any change in the services provided by the Adviser to the Fund, in the fees paid by the Fund under the Advisory Agreement or in other fees or expenses that may be borne by shareholders and (ii) there would be no change in the day-to-day management responsibilities of the Fund's portfolio management team who determine the Fund's overall investment strategies, portfolio allocations and risk parameters.

2.THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER

UNDER THE ADVISORY AGREEMENT. The PMP Board considered the nature, extent and quality of the Adviser's overall services provided to the Fund, as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser's compliance record, as well as the Adviser's cybersecurity program and business continuity plan, and risk management process. The PMP Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services. The PMP Board also considered that the Advisory Agreement would only be in place for the lesser of the closing of the Reorganization or 150 days.

3.THE FUND'S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER. In

assessing the quality of the portfolio management delivered by the Adviser, the PMP Board reviewed the short-term and long-term performance of the Fund as of September 30, 2021, on both an absolute basis and in comparison to an appropriate securities market benchmark. While the PMP Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. The Board noted that the Fund had outperformed its benchmark for the one-, three- and five-year periods.

4.THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER'S

FEE UNDER THE ADVISORY AGREEMENT. In considering the advisory fee and anticipated total fees and expenses of the Fund, the PMP Board reviewed and compared the Fund's anticipated fees and expenses to those funds in its peer group. The Board viewed such information as a whole as useful in assessing whether the Adviser would be able to provide services at a cost that was competitive with other similar funds and consistent with arm's length negotiation. The PMP Board took into account that the advisory fees and expense limitation agreement would be the same as under the Previous Advisory Agreement and that the advisory fees would be held in escrow until the Advisory Agreement was approved by Fund shareholders. The Board also considered the advisory fees paid by other accounts managed by the Adviser with a substantially similar strategy and the reasons provided for any differences in such fees. The Board concluded that the fee to be paid to the Adviser was fair and reasonable.

5.ECONOMIES OF SCALE. The PMP Board noted that the Adviser would be contractually agreeing to continue the same expense limitation agreement as under the Previous Advisory Agreement.

6.THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH

THE FUND. The PMP Board reviewed the Adviser's financial information and took into account both the expected direct benefits and the indirect benefits to the Adviser from advising the Fund. The Board considered the expected profitability to the Adviser from its relationship with the Fund and considered any additional benefits that may be derived by the Adviser from its relationship with the Fund; noting that the Fund does not utilize Rule 12b-1 fees. After such review, the PMP Board determined that the expected profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser should be able to maintain adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the PMP Board's decision to approve the Advisory Agreement and the for the Fund; rather each Independent Trustees based its determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Independent Trustees determined that the Advisory Agreement is fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement is in the best interests of the Fund and its shareholders.

What is the required vote?

Approval of the Advisory Agreement by shareholders of the TCM Small Cap Growth Fund requires the affirmative vote of a "majority of the outstanding voting securities," which is defined by the 1940 Act to mean the affirmative vote of the lesser of: (1) 67% or more of the voting securities present at the Special Meeting if more than 50% of the outstanding shares are present or represented by proxy; or (2) more than 50% of the outstanding voting securities.

What happens if shareholders do not approve the Advisory Agreement?

If the Advisory Agreement is not approved for the Fund, Voya IM will receive the lesser of its costs incurred in rendering its services (plus interest) under the Advisory Agreement or the amount held in escrow (plus interest). The PMP Board will consider what further action should be taken with respect to the Fund.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT/PROSPECTUS Who is asking for my vote?

The PMP Board is soliciting your vote for a special meeting of the TCM Small Cap Growth Fund's shareholders.

How is my proxy being solicited?

The TCM Small Cap Growth Fund has retained Broadridge Financial Solutions, Inc. (the "Solicitor" or "Broadridge") to assist in the solicitation of proxies, at an estimated cost of approximately $7,000 which will be paid by Tygh Capital or VIL (or their respective affiliates). As the date of the Special Meeting approaches, certain shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the TCM Small Cap Growth Fund. Proxies that are obtained telephonically will be recorded in accordance with certain procedures, as explained further below. The PMP Board believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined and recorded.

In situations where a telephonic proxy is solicited, the Solicitor's representative is required to ask for each shareholder's full name, address, social security or employer identification number, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation), the number of shares owned, and to confirm that the shareholder has received the proxy materials in the mail. The Solicitor's representative will explain the process, read the proposal on the Proxy Ballot, and ask for the shareholder's instructions on the proposal. Although the Solicitor's representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than reading any recommendation set forth in the Proxy Statement/Prospectus. The Solicitor's representative will record the shareholder's instructions on the Proxy Ballot. Within approximately 72 hours of soliciting telephonic voting instructions, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

Should you require additional information regarding the Special Meeting, you may contact the Solicitor toll-free at 1-833-501-4835. In addition to solicitation by mail, certain officers and representatives of the TCM Small Cap Growth Fund, officers and employees of Voya IM or its affiliates and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit votes by telephone, telegram, facsimile, or other communication.

What happens to my proxy once I submit it?

The PMP Board has named Jason F. Hadler, Craig A. Benton, Carl G. Gee, and Donna M. Barrette or one or more substitutes designated by them, as proxies who are authorized to vote Fund shares as directed by shareholders.

Can I revoke my proxy after I submit it?

Each shareholder has the right to revoke his or her proxy at any time before it is voted. A proxy, including a proxy given by telephone or via the Internet, may be revoked by submitting a written notice of revocation with the TCM Small Cap Growth Fund or a properly executed proxy bearing a later date (including a proxy given by telephone or via the Internet). Any shareholder may attend the Special Meeting via conference call, whether or not he or she has previously given a proxy.

How will my shares be voted?

If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your executed Proxy Ballot but do not vote on the proposals, your proxies will vote on the Proposals as recommended by the PMP Board. If any other matter is properly presented at the Special Meeting, your proxies will vote in their discretion in accordance with their best judgment, including on any proposal to adjourn the meeting. At the time this Proxy Statement/Prospectus was printed, the PMP Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposals discussed in this Proxy Statement/Prospectus.

Quorum and Tabulation

Each shareholder of the TCM Small Cap Growth Fund is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. 40% of the outstanding shares entitled to vote, present at the Special Meeting via conference call or by proxy, constitutes a quorum for the transaction of business at the Special Meeting unless otherwise required by applicable law.

Adjournments

If a quorum is not present at the Special Meeting, or if there are insufficient votes to approve any proposal, your proxies may propose one or more adjournments of the Special Meeting to permit additional time for the solicitation of proxies, in accordance with the organizational documents of PMP and applicable law. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment. The persons named as proxies will vote in favor of such adjournments in their discretion.

Broker Non-Votes and Abstentions

For purposes of determining the presence of a quorum, abstentions or broker non-votes will be counted as present; however, they will have the effect of a vote AGAINST the approval of the Proposals, because an absolute percentage of affirmative votes is required to approve the Reorganization. The TCM Small Cap Growth Fund may request that selected brokers and nominees, in their discretion, return uninstructed shares of the TCM Small Cap Growth Fund, if doing so is necessary to obtain a quorum.

As used above, "broker non-votes" relate to shares that are held of record by a broker-dealer for a beneficial owner who has not given instructions to such broker-dealer. Pursuant to certain rules promulgated by the New York Stock Exchange LLC that govern the voting by such broker-dealers, a broker-dealer holding shares of record for a beneficial owner may not exercise discretionary voting power with respect to certain non-routine matters, such as the proposal to approve the Reorganization.

If a quorum is not present at the Special Meeting, or if a quorum is present at the Special Meeting but sufficient votes to approve the Reorganization are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present at the Special Meeting or represented by proxy. Abstentions and "broker non-votes" will not be counted for or against such proposal to adjourn. The persons named as proxies will vote those proxies that they are entitled to vote FOR the approval of a Proposal in favor of such an adjournment with respect to such Proposal, and will vote those proxies required to be voted AGAINST a Proposal against such an adjournment with respect to such Proposal.

How many shares are outstanding?

As of January 11, 2022 (the "Record Date"), 12,335,399 shares of beneficial interest of the TCM Small Cap Growth Fund were outstanding and entitled to vote. The number of shares outstanding does not reflect purchase and sale transactions that had not yet settled as of January 11, 2022.

Shares have no preemptive or subscription rights. To the knowledge of Voya IM, as of the Record Date, no current Trustee of the TCM Small Cap Growth Fund owns 1% or more of the outstanding shares of any class of the TCM Small Cap Growth Fund, and the officers and Trustees own, as a group, less than 1% of the shares of any class of the TCM Small Cap Growth Fund.

Appendix E hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding shares of any class of the TCM Small Cap Growth Fund.

Can shareholders submit proposals for a future shareholder meeting?

The TCM Small Cap Growth Fund is not required to hold annual meetings and currently does not intend to hold such meetings unless shareholder action is required by law. A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted in a reasonable time before a proxy statement for that meeting is printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed Proxy Ballot is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your Proxy Ballot.

By order of the Board of Trustees

/s/ Jason F. Hadler Jason F. Hadler President January 28, 2022

APPENDIX A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 18th day of November, 2021, by and between (i) Voya Equity Trust ("VET"), a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258, on behalf of its series, Voya Small Cap Growth Fund (the "Acquiring Fund"), (ii) Professionally Managed Portfolios ("PMP"), a Massachusetts business trust with its principal place of business at 777 East Wisconsin Avenue, 10th Floor, Milwaukee, Wisconsin 53202, on behalf of its series, TCM Small Cap Growth Fund (the "Existing Fund"), (iii) for purposes of Sections 9.2, 10.2 and 12 only, Voya Investments, LLC ("VIL") and (iv) for purposes of Sections 9.2,10.1 and 12 only, Tygh Capital Management, Inc ("TCM, Inc.").

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Existing Fund to the Acquiring Fund in exchange solely for Class I shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares") and the assumption by the Acquiring Fund of the liabilities of the Existing Fund described in paragraph 1.3, and (ii) the distribution, after the Closing Date provided in Section 3.1, of the Acquiring Fund Shares pro rata to the shareholders of the Existing Fund in complete liquidation of the Existing Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, each of the Existing Fund and the Acquiring Fund is a separate series of an open-end, registered investment company of the management type and the Existing Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest; and

WHEREAS, the Acquiring Fund is a "shell" series of VET without assets (other than nominal seed capital) or liabilities, created for the purpose of acquiring the assets and liabilities of the Existing Fund; and

WHEREAS, the Board of Trustees of the Acquiring Fund has determined that the exchange of all of the assets of the Existing Fund for Acquiring Fund Shares and the assumption of the liabilities of the Existing Fund, as described in paragraphs 1.2 and 1.3 herein, by the Acquiring Fund are in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund, if any, would not be diluted as a result of the transactions contemplated hereby; and

WHEREAS, the Board of Trustees of the Existing Fund has determined that the exchange of all of the assets of the Existing Fund for Acquiring Fund Shares and the assumption of the liabilities of the Existing Fund by the Acquiring Fund, as described in paragraphs 1.2 and 1.3 herein, is in the best interests of the Existing Fund and its shareholders and that the interests of the existing shareholders of the Existing Fund would not be diluted as a result of the transactions contemplated hereby;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.TRANSFER OF ASSETS OF THE EXISTING FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND THE ASSUMPTION OF EXISTING FUND LIABILITIES AND THE LIQUIDATION OF THE EXISTING FUND

1.1.Subject to the requisite approval of the Existing Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Existing

Fund agrees to sell, assign, convey, transfer and deliver to the Acquiring Fund all of the Existing Fund's assets, as set forth in paragraph 1.2, and the Acquiring Fund agrees in consideration therefor: (i) to issue and deliver to the Existing Fund Acquiring Fund Shares (including fractional shares, if any) having a net asset value equal to the net asset value of the shares of the Existing Fund, computed in the manner and as of the time and date set forth in paragraph 2.1; and (ii) to assume the liabilities of the Existing Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

1.2.The assets of the Existing Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests, dividends and interests receivable that are owned by the Existing Fund and any deferred or prepaid expenses shown as an asset on the books of the Existing Fund on the closing date provided for in paragraph

3.1(the "Closing Date") (collectively, "Assets").

1.3.The Existing Fund will endeavor to discharge all of its liabilities and obligations prior to the Closing Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Fund shall, on the Closing Date, assume all of the liabilities of the Existing Fund, whether accrued or contingent, known or unknown, existing on the Valuation Date (as defined in paragraph 2.1) (the "Liabilities").

1.4.Upon consummation of the transactions described in paragraph 1.1, the Existing Fund will distribute to the Existing Fund's shareholders of record the Acquiring Fund Shares received by the Existing Fund pursuant to paragraph 1.1. In addition, as soon as is reasonably practicable after the Closing (the "Liquidation Date"), the Existing Fund will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Existing Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Existing Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the shareholders of record of the Existing Fund's shares, determined as of immediately after the close of business on the Closing Date (the "Existing Fund Shareholders"). The aggregate net asset value of Acquiring Fund Shares to be so credited to shareholders of the Existing Fund shall be equal to the aggregate net asset value of the Existing Fund shares owned by such shareholders on the Closing Date. All issued and outstanding Existing Fund shares will simultaneously be canceled on the books of the Existing Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5.Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent.

1.6.As soon as practicable after the Closing Date, the Existing Fund shall make all filings and take all other steps as shall be necessary and proper to effect its complete liquidation. Any reporting responsibility of the Existing Fund and PMP, on behalf of the Existing Fund, for any period ending on or prior to the Closing Date (whether due before or after the Closing Date) including, but not limited to, the responsibility for the filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Existing Fund or PMP, as applicable.

1.7.For the avoidance of doubt, any and all obligations or liabilities arising under or in respect of this Agreement shall be those of the Existing Fund or the Acquiring Fund, as the case may be, and shall not otherwise be obligations or liabilities of PMP or VET, and, for clarity, under no circumstances will any other series of PMP or VET have any obligation or liability under or in respect of this Agreement or the transactions contemplated hereby.

2.VALUATION

2.1.The value of the Existing Fund's net assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the business day immediately preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures for the Acquiring Fund described in the then-current prospectus and statement of additional information with respect to the Acquiring Fund and established by VET's Board of Trustees for determining net asset value.

2.2.On the Closing Date, the Acquiring Fund will deliver to the Existing Fund a number of Acquiring Fund Shares (including fractional shares, if any) having a net asset value equal to the value of the Assets on the Valuation Date attributable to the Existing Fund shares, less the value of the Liabilities of the Existing Fund, in each case calculated as described in paragraph 2.1.

2.3.The Acquiring Fund shall issue the Acquiring Fund Shares to the Existing Fund on one share deposit receipt registered in the name of the Existing Fund. The Existing Fund shall distribute in liquidation the Acquiring Fund Shares received by it hereunder pro rata to its shareholders by redelivering such share deposit receipt to the Acquiring Fund's transfer agent, which will as soon as practicable set up open accounts for Existing Fund Shareholders in accordance with written instructions furnished by the Existing Fund.

2.4.The Existing Fund will pay or cause to be paid to the Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Closing Date with respect to its investments and other properties and assets of the Existing Fund, whether accrued or contingent, received by it on or after the Closing Date. Any such distribution shall be deemed included in the assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone "ex" such distribution prior to the Valuation Date, in which case any such distribution which remains unpaid at the Closing Date shall be included in the determination of the value of the assets of the Existing Fund acquired by the Acquiring Fund.

2.5.All computations of value shall be made by the pricing agent for the Acquiring Fund, in accordance with its regular practice in pricing the shares and assets of series of VET using the valuation procedures described in the then-current prospectus and statement of additional information with respect to the Acquiring Fund and established by VET's Board of Trustees.

2.6.PMP, on behalf of the Existing Fund, and VET, on behalf of the Acquiring Fund, agree to use commercially reasonable and good faith efforts to cause their respective administrators and investment advisers to work together to resolve at least ten business days before the Valuation Date any material differences identified between the valuations of the portfolio assets of the Existing Fund determined using the Acquiring Fund's valuation procedures as compared to the prices of the same portfolio assets determined using the Existing Fund's valuation procedures.

3.CLOSING AND CLOSING DATE

3.1.The Closing Date shall be April 1, 2022 or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date unless otherwise agreed to by the parties. The Closing shall be held at the offices of the Acquiring Fund at 9:00 a.m. local time or at such other time and/or place as the parties may agree. Closing of the Reorganization may be held in person, by facsimile, email or such other communication means as the parties may agree.

3.2.The portfolio securities of the Existing Fund shall be made available by the Existing Fund to The Bank of New York Mellon as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Existing Fund's cash shall be delivered by the Existing Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the "1940 Act"), and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash to be transferred by the Existing Fund shall be delivered by wire transfer of federal funds or in the form of certified or official bank checks, payable to the order of "The Bank of New York Mellon, custodian for Voya Small Cap Growth Fund", on the Closing Date. If the Existing Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other assets purchased prior to the Closing Date have not yet been delivered to the Existing Fund or its broker, then the Acquiring Fund may waive the delivery requirements of this Section with respect to said undelivered securities or other assets if the Existing Fund has, by or on the Closing Date, delivered to the Acquiring Fund or the Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or the Custodian, such as brokers' confirmation slips.

3.3.At the Closing, the Existing Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Existing Fund shareholders and the number of outstanding shares of the Existing Fund owned by each Existing Fund shareholder, all as of the close of business on the Valuation Date, certified by any Vice President, Secretary or Assistant Secretary of PMP on behalf of the Existing Fund. The Acquiring Fund will provide to the Existing Fund evidence reasonably satisfactory to the Existing Fund that the Acquiring Fund Shares issuable pursuant to Section 1.1 have been credited to the Existing Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Fund will provide to the Existing Fund evidence reasonably satisfactory to the Existing Fund that such Acquiring Fund Shares have been credited pro rata to open accounts in the names of Existing Fund Shareholders as provided in Section 1.5.

3.4.At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by Section 1 hereof.

3.5.In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of PMP or the Board of Trustees of VET, accurate appraisal of the value of the net assets of the Acquiring Fund or the Existing Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored, or on such later date as may be mutually agreed upon by the parties.

4.REPRESENTATIONS AND WARRANTIES

4.1.Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of PMP, PMP, on behalf of the Existing Fund, represents and warrants the following to VET as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)PMP is a business trust, duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under its Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted. PMP is not required to qualify as a foreign entity in any jurisdiction where it is not so qualified and the failure to so qualify would have a material adverse effect on the Existing Fund. The Existing Fund is a separate series of PMP, duly designated in accordance with the applicable provisions of the Declaration of Trust of PMP and the 1940 Act and has all necessary federal, state and local authorizations to carry on its business as now being conducted;

(b)PMP is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Existing Fund under the Securities Act of 1933, as amended ("1933 Act"), are in full force and effect and have not been revoked or rescinded;

(c)No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Existing Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities or blue sky laws;

(d)The current prospectus and statement of additional information of the Existing Fund and each prospectus and statement of additional information of the Existing Fund used during the three years previous to the date of this Agreement conform or conformed at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading. The Existing Fund's investment operations, from inception to the date hereof, have been in compliance in all material respects with the investment policies and investment restrictions set forth in such prospectuses and statements of additional information, as in effect from time to time, except as previously disclosed in writing to VET;

(e)As of both the Valuation Date and the Closing Date, the Existing Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no encumbrances, liens or security interests in favor of any third party creditor of the Existing Fund and without any restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f)The Existing Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of PMP's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which PMP, on behalf of the Existing Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which PMP, on behalf of the Existing Fund, is a party or by which it is bound;

(g)All material contracts or other commitments of the Existing Fund (other than this Agreement) will terminate without liability to the Existing Fund at or prior to the Closing Date, except as disclosed in writing;

(h)Except as otherwise disclosed in writing to and accepted by VET, on behalf of the Acquiring Fund, no litigation, administrative or other proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against PMP, on behalf of the Existing Fund, or any of its properties or assets or any person whom the Existing Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. PMP, on behalf of the Existing Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)The Statement of Assets and Liabilities, Statements of Operations, Statement of Changes in Net Assets, Financial Highlights and Schedules of Portfolio of Investments of the Existing Fund as of and for the year ended September 30, 2021 have been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. generally accepted accounting principles ("U.S. GAAP"), and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Existing Fund as of such date in accordance with U.S. GAAP, and there are no known liabilities of the Existing Fund, contingent or otherwise, required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein. Prior to the Closing Date, the Existing Fund will quantify and reflect on its Statements of Assets and Liabilities all of its material known liabilities and will advise the Acquiring Fund of all material known liabilities, contingent or otherwise, incurred by it or arising subsequent to September 30, 2021, whether or not incurred in the ordinary course of business;

(j)Since September 30, 2021, there has not been any material adverse change in the Existing Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, nor has there been any incurrence by the Existing Fund of indebtedness, in each case except as otherwise disclosed to and accepted by the Acquiring Fund;

(k)On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Existing Fund required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been timely paid or provision shall have been made for the timely payment thereof, and to the best of the Existing Fund's knowledge, the Existing Fund has not had any material tax deficiency or liability asserted against it or question with respect thereto raised, and it is not under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid. All of the Existing Fund's tax liabilities will have been adequately provided for on its books;

(l)For each taxable year of its operation (including its current taxable year), the Existing Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a "regulated investment company" within the meaning of Section 851 of the Code, has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income, net tax-exempt income and net capital gain for any taxable year ending prior to the Closing Date for which any such dividend and related distribution are still timely;

(m)All issued and outstanding shares of the Existing Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration or qualification requirements of federal and state securities laws. All of the issued and outstanding shares of the Existing Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent, on behalf of the Existing Fund, as provided in paragraph 3.3. The Existing Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Existing Fund, nor is there outstanding any security convertible into any of the Existing Fund shares;

(n)The execution, delivery and performance of this Agreement have been duly authorized by all necessary action, if any, on the part of the Board of Trustees of PMP, on behalf of the Existing Fund, and by all other necessary trust action on the part of PMP and the Existing Fund and, subject to the approval of the shareholders of the Existing Fund, this Agreement constitutes a valid and binding obligation of PMP and the Existing Fund, enforceable against PMP and the Existing Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting the enforcement of creditors' rights and to general equity principles;

(o)The information furnished by PMP, on behalf of the Existing Fund, for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto;

(p)Within a timeframe mutually agreeable between PMP and VET, PMP and the Existing Fund will provide the Acquiring Fund with information relating to PMP and the Existing Fund reasonably necessary for the preparation of a prospectus, including the proxy statement of the Existing Fund (the "Prospectus/Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.7. Insofar as it relates to PMP, the Existing Fund or the meeting of shareholders of the Existing Fund, the Prospectus/Proxy Statement, including the documents contained or incorporated therein by reference, will, on the effective date of the Registration Statement, the date of the meeting of shareholders of the Existing Fund, and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder;

(q)On the Closing Date, the Existing Fund will have sold such of its assets, if any, as are necessary based on information provided by the Acquiring Fund and contingent on the accuracy of such information to assure that, after giving effect to the acquisition of the assets of the Existing Fund pursuant to this Agreement, the Acquiring Fund, if classified as a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act, will remain a "diversified company" and in compliance in all material respects with such other investment restrictions as are set forth in the prospectus and statement of additional information of the Acquiring Fund, as amended through the Closing Date;

(r)There are no material contracts outstanding to which the Existing Fund is a party, other than as disclosed in the Existing Fund's prospectus and registration statement on Form N-1A relating to shares of the Existing Fund, in the Registration Statement or as otherwise disclosed in writing to the Acquiring Fund no later than five business days prior to the Closing;

(s)The books and records of the Existing Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Existing Fund; and

(t)The due diligence materials made available to the Acquiring Fund, its board of trustees and its legal counsel on November 8, 2021 in response to the due diligence request from Voya Investment Management Co. LLC by the Acquiring Fund are true and correct in all material respects and contain no material misstatements or omissions with respect to the operations of the Existing Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the foregoing on the Closing Date.

4.2.Except as has been disclosed to the Existing Fund in a written instrument executed by an officer of VET, VET, on behalf of the Acquiring Fund, represents and warrants the following to PMP as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)VET is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under its Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted. VET is not required to qualify as a foreign entity in any jurisdiction where it is not so qualified and the failure to so qualify would have a material adverse effect on the Acquiring Fund. The Acquiring Fund is a separate series of VET, duly designated in accordance with the applicable provisions of the Declaration of Trust of VET and the 1940 Act and has all necessary federal, state and local authorizations to carry on its business as now being conducted;

(b)VET is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act, are in full force and effect and have not been revoked or rescinded;

(c)No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities or blue sky laws;

(d)As of the Closing Date, the prospectus and statement of additional information of the Acquiring Fund will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact relating to either the Acquiring Fund or VET, required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VET's Declaration of Trust or By- Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VET, on behalf of the Acquiring Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VET, on behalf of the Acquiring Fund, is a party or by which it is bound;

(f)Except as otherwise disclosed in writing to and accepted by PMP, on behalf of the Existing Fund, no litigation, administrative or other proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VET, on behalf of the Acquiring Fund, or any of its properties or assets, or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VET, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(g)The Acquiring Fund has not yet commenced investment operations, has no assets other than de minimis seed capital contributed by its initial shareholder in order to facilitate the transactions described in this Agreement, if any, and has no liabilities, contingent or otherwise;

(h)The Acquiring Fund was established as a new series of VET solely for the purpose of effecting the transactions described in this Agreement and, prior to the Closing Date, will have carried on no business activity (apart from holding the initial investment of the initial shareholder), will not have prepared books of account and related records or financial statements or issued any shares except for a de minimis number of shares issued in a private placement to the initial shareholder of the Acquiring Fund and will not have had any tax attributes (including those specified in Section 381(c) of the Code). Immediately following the liquidation of the Existing Fund as contemplated herein, 100% of the issued and outstanding shares of beneficial interest of the Acquiring Fund will be held by the former holders of Existing Fund shares. The Acquiring Fund has not yet filed its first federal income tax return and, thus, has not yet elected to be treated as a "regulated investment company" for federal income tax purposes. However, upon filing its first federal income tax return at the completion of its first taxable year, the Acquiring Fund will elect to be a "regulated investment company" and until such time will take all steps necessary to ensure that it qualifies for taxation as a "regulated investment company" under Sections 851 and 852 of the Code;

(i)As of the Closing Date, no Federal, state or other tax returns of the Acquiring Fund will have been required by law to be filed, and no Federal, state or other taxes will be due by the Acquiring Fund; the Acquiring Fund will not have been required to pay any assessments; and the Acquiring Fund will not have any tax liabilities. Consequently, as of the Closing Date, the Acquiring Fund will not have any tax deficiency or liability asserted against it or question with respect thereto raised, and the Acquiring Fund will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid;

(j)As of the date of this Agreement, the Acquiring Fund has no outstanding shares of any class. As of the Closing Date, the authorized shares of beneficial interest of the Acquiring Fund will include Class I shares, having the characteristics described in the Acquiring Fund prospectus and statement of additional information. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(k)The execution, delivery and performance of this Agreement have been duly authorized by all necessary action, if any, on the part of the Board of Trustees of VET, on behalf of the Acquiring Fund, and by all other necessary trust action on the part of VET and the Acquiring Fund and this Agreement constitutes a valid and binding obligation of VET and the Acquiring Fund, enforceable against VET and the Acquiring Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting the enforcement of creditors' rights and to general equity principles;

(l)The Acquiring Fund Shares to be issued and delivered to the Existing Fund, for the account of the Existing Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(m)As of each of the effective date of the Registration Statement, the date of the meeting of shareholders of the Existing Fund and the Closing Date, the Prospectus/Proxy Statement, including the documents contained or incorporated therein by reference, insofar as it relates to VET or the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

(n)There are no material contracts outstanding to which the Acquiring Fund is a party, other than as disclosed in the Acquiring Fund's prospectus or in the Registration Statement or as otherwise disclosed in writing to the Existing Fund no later than five business days prior to the Closing; and

(o)The books and records of the Acquiring Fund made available to the Existing Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquiring Fund;

5.COVENANTS OF THE ACQUIRING FUND AND THE EXISTING FUND

5.1.The Acquiring Fund and the Existing Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that, with respect to the Existing Fund, such ordinary course of business will include purchases and sales of portfolio securities, sales and redemptions of Existing Fund shares, and regular and customary periodic dividends and distributions, and, with respect to the Acquiring Fund, it shall be limited to such actions as are customary to the organization of a new series prior to its commencement of investment operations.

5.2.The Existing Fund will call a meeting of the shareholders of the Existing Fund to be held prior to the Closing Date for the purpose of considering the sale of all of its assets to and the assumption of its Liabilities by the Acquiring Fund as herein provided, approving this Agreement, and taking all other action necessary to obtain the required shareholder approval of the transactions contemplated herein.

5.3.In connection with the Existing Fund shareholders' meeting referred to in Section 5.2, VET will prepare the Registration Statement and Prospectus/Proxy Statement for such meeting, which VET will file for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to Existing Fund shareholders pursuant hereto.

5.4.The Existing Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.5.The Existing Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Existing Fund's shares.

5.6.Subject to the provisions of this Agreement, the Acquiring Fund and the Existing Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.7.The Existing Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of the Prospectus/Proxy Statement to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Existing Fund to consider approval of this Agreement and the transactions contemplated herein.

5.8.The Acquiring Fund will advise the Existing Fund promptly if at any time prior to the Closing Date it becomes aware that the assets of the Existing Fund include any securities that the Acquiring Fund is not permitted to acquire.

5.9.As soon as is reasonably practicable after the Closing, the Existing Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.10.The Acquiring Fund and the Existing Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.11.PMP, on behalf of the Existing Fund, covenants that PMP will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as VET, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) PMP's, on behalf of the Existing Fund's, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) VET's, on behalf of the Acquiring Fund's, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.12.The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.13.As promptly as practicable, but in any case within sixty days after the Closing Date or such other date as may be agreed to by the Acquiring Fund and Existing Fund, PMP, on behalf of the Existing Fund, shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Existing Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by Tait, Weller & Baker LLP and certified on behalf of PMP by PMP's President and Treasurer.

5.14.The Existing Fund will deliver to the Acquiring Fund copies of all relevant tax books and records and will otherwise reasonably cooperate with the Acquiring Fund in connection with (i) the preparation and filing of tax returns for the Existing Fund and/or Acquiring Fund for tax periods or portions thereof ending on or before, or that include, the Closing Date and (ii) the declaration and payment of any dividend or dividends, including pursuant to Section 855 of the Code, for purposes of making distributions of the Existing Fund's or Acquiring Fund's, as applicable, (x) investment company taxable income (if any), net tax-exempt income (if any), and net capital gains (if any) in respect of a taxable year of Existing Fund or

Acquiring Fund ending on or before, or that includes, the Closing Date of an amount or amounts sufficient for the Existing Fund or Acquiring Fund, as applicable, to qualify for treatment as a regulated investment company under Subchapter M of the Code and to otherwise avoid the incurrence of any fund-level federal income taxes for any such taxable year and (y) ordinary income and capital gain net income in an amount or amounts sufficient to avoid the incurrence of any fund-level federal excise taxes under Section 4982 of the Code for any calendar year ending on or before, or that includes, the Closing Date, in each case without any additional consideration therefor; it being understood that such books and records shall remain the property of and may be retained by PMP following the provision of such copies thereof to the Acquiring Fund.

5.15.PMP and the Existing Fund agree that the liquidation of the Existing Fund will be effected in the manner provided in PMP's Declaration of Trust and Bylaws in accordance with applicable law, and that on and after the Closing Date, the Existing Fund shall not conduct any business except in connection with the settlement of any securities transactions effected before, but not settled by, the Closing Date and its liquidation.

6.CONDITIONS PRECEDENT TO OBLIGATIONS OF THE EXISTING FUND

The obligations of PMP, on behalf of the Existing Fund, to consummate the transactions provided for herein shall be subject, at PMP's election, to the performance by VET, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.All representations and warranties of VET, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.VET, on behalf of the Acquiring Fund, shall have delivered to PMP a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to PMP and dated as of the Closing Date, to the effect that the representations and warranties of VET, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that VET and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date, and as to such other matters as PMP shall reasonably request;

6.3.VET, on behalf of the Acquiring Fund, shall have executed and delivered to the Existing Fund an Assumption of Liabilities dated as of the Closing Date pursuant to which the Acquiring Fund will assume the Liabilities of the Existing Fund. VET, on behalf of the Acquiring Fund, also shall have delivered (or caused to be delivered) to the Existing Fund, as reasonably requested by the Existing Fund or its counsel, the following documents in the name of VET on behalf of the Acquiring Fund: copies of custodian and transfer agent instructions, custodian and transfer agent acknowledgements of transfer or certificates, and any certificate or document mutually agreed as necessary or appropriate to consummate the Reorganization under this Agreement;

6.4.VET, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VET, on behalf of the Acquiring Fund, on or before the Closing Date;

6.5.All proceedings taken by VET or the Acquiring Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be reasonably satisfactory in form and substance to the Existing Fund; and

6.6.The Existing Fund shall have received a favorable opinion of Ropes & Gray, LLP, counsel to VET, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of such firm appropriate to render the opinions expressed therein, and in a form satisfactory to the Existing Fund, to the following effect:

6.6.1.VET has been formed and is existing as an unincorporated association in good standing under the laws of the Commonwealth of Massachusetts. The Acquiring Fund is a separate series thereof duly established in accordance with the Declaration of Trust and the Bylaws of VET and the applicable provisions of the 1940 Act.

6.6.2.This Agreement has been duly authorized, executed and delivered by VET, on behalf of the Acquiring Fund, and assuming the due authorization, execution and delivery of this Agreement by PMP, on behalf of the Existing Fund, is a valid and binding obligation of VET and the Acquiring Fund enforceable against VET and the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles.

6.6.3.The execution and delivery of this Agreement by VET on behalf of the Acquiring Fund did not, and the performance by VET and the Acquiring Fund of their obligations hereunder will not, (i) materially violate VET's Declaration of Trust or Bylaws, or (ii) constitute a material violation of, or a default under, any agreement listed in response to Item 28 of Part C of VET's registration statement on Form N-1A as of the date hereof to which VET or the Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation or the imposition of any penalty under any such agreement or, to our knowledge, any material judgment or decree to which VET is a party or by which it is bound.

6.6.4.To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by VET or the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or blue sky laws (as to which counsel expresses no opinion) or such as have been obtained.

6.6.5.Assuming that a consideration not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Existing Fund, for the account of the Existing Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and will be fully paid and, except as set forth in the Acquiring Fund prospectus, nonassessable shares of beneficial interest in the Acquiring Fund.

6.6.6.The Registration Statement has become effective and, to the knowledge of such counsel, no stop order suspending the effectiveness thereof has been issued.

7.CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of VET, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at VET's election, to the performance by PMP, on behalf of the Existing Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.All representations and warranties of PMP, on behalf of the Existing Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.PMP, on behalf of the Existing Fund shall have delivered to VET, on behalf of the Acquiring Fund, (i) a statement of the Existing Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of PMP, (ii) a statement of the respective tax basis of each investment transferred by the Existing Fund to Acquiring Fund, (iii) copies of all relevant tax books and records; and (iv) a certificate of PMP's Treasurer, dated the Closing Date, to the effect that as of the Valuation Date and as of the Closing Date there has been no material adverse change in the financial position of the Existing Fund since September 30, 2021;

7.3.The Existing Fund shall have furnished to the Acquiring Fund a certificate, signed on its behalf by the President or any Vice President and the Treasurer or any Assistant Treasurer of PMP, as to the adjusted tax basis in the hands of the Existing Fund of the assets delivered to the Acquiring Fund pursuant to this Agreement, together with any such other evidence as to such adjusted tax basis as the Acquiring Fund may reasonably request;

7.4.The Existing Fund's custodian shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Existing Fund held by such custodian as of the Valuation Date;

7.5.The Existing Fund's transfer agent shall have provided to the Acquiring Fund's transfer agent

(i)the originals or true copies of all of the records of the Existing Fund in the possession of the Existing Fund's transfer agent as of the Closing Date, (ii) a record specifying the number of Existing Fund shares outstanding as of the Valuation Date and (iii) a record specifying the name and address of each holder of record of any Existing Fund shares and the number of Existing Fund shares held of record by each such shareholder as of the Valuation Date. The Existing Fund's transfer agent shall also have provided the Acquiring Fund with a certificate confirming that the acts specified in the preceding sentence have been taken and that the information so supplied is complete and accurate to the best knowledge of the transfer agent;

7.6.PMP, on behalf of the Existing Fund, shall have delivered to VET, on behalf of the Acquiring Fund, on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to VET and dated as of the Closing Date, to the effect that the representations and warranties of PMP, on behalf of the Existing Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that PMP and the Existing Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date, and as to such other matters as VET shall reasonably request;

7.7.PMP, on behalf of the Existing Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by PMP, on behalf of the Existing Fund, on or before the Closing Date;

7.8.All proceedings taken by PMP or the Existing Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be reasonably satisfactory in form and substance to the Acquiring Fund;

7.9.PMP, on behalf of the Existing Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by PMP, on behalf of the Existing Fund, on or before the Closing Date; and

7.10.The Acquiring Fund shall have received a favorable opinion of Sullivan & Worcester LLP, counsel to the Existing Fund, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of such firm appropriate to render the opinions expressed therein, and in a form satisfactory to the Acquiring Fund, to the following effect:

7.10.1.PMP has been duly organized and is validly existing and in good standing as a voluntary association with transferable shares of beneficial interest commonly referred to as a "Massachusetts business trust" under the laws of The Commonwealth of Massachusetts and has power as a business trust to own all of its properties and assets and to carry on its business, in each case as described in its Declaration of Trust, and the Existing Fund is a separate series thereof duly established in accordance with the Declaration of Trust and the Bylaws of PMP and the applicable provisions of the 1940 Act.

7.10.2.This Agreement has been duly authorized, executed and delivered by PMP, on behalf of the Existing Fund, and assuming the due authorization, execution and delivery of this Agreement by VET, on behalf of the Acquiring Fund, is a valid and binding obligation of PMP and the Existing Fund enforceable against PMP and the Existing Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles.

7.10.3.The Existing Fund, has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder and, upon shareholder approval and consummation of the transactions contemplated hereby, PMP, on behalf of the Existing Fund, will have duly transferred such assets to the Acquiring Fund.

7.10.4.The execution and delivery of this Agreement by PMP, on behalf of the Existing Fund, did not, and the performance by PMP and the Existing Fund of their obligations hereunder will not, (i) violate PMP's Declaration of Trust or Bylaws, or (ii) constitute a material violation of, or a default under, any agreement listed in response to Item 28 of Part C of PMP's registration statement on Form N-1A as of the date hereof to which PMP or the Existing Fund is a party or by which it is bound or result in the acceleration of any obligation or the imposition of any penalty under any such agreement or, to our knowledge, any material judgment or decree to which PMP is a party or by which it is bound.

7.10.5.To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by PMP or the Existing Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or blue sky laws (as to which counsel expresses no opinion) or such as have been obtained.

7.10.6.Such counsel has not represented and is not representing the Existing Fund or PMP in, and does not know of, any legal or governmental proceedings relating to the Existing Fund existing on or before the date of mailing of the Prospectus/Proxy Statement referred to herein or the Closing Date required to be described in the Registration Statement which are not described as required.

8.FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE EXISTING FUND

The respective obligations of VET, the Acquiring Fund, PMP and the Existing Fund hereunder are subject to the further conditions set forth below, and if any of such conditions have not been satisfied on or before the Closing Date, each party shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Existing Fund in accordance with the provisions of PMP's Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to VET. Notwithstanding anything herein to the contrary, neither VET, on behalf of the Acquiring Fund, nor PMP, on behalf of the Existing Fund, may waive the conditions set forth in this paragraph 8.1;

8.2.On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities) deemed, in good faith, necessary by VET, on behalf of the Acquiring Fund, or PMP, on behalf of the Existing Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Existing Fund, provided that either party hereto may for itself waive any of such conditions;

8.4.The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.5.The Existing Fund and the Acquiring Fund shall have received a favorable opinion of Ropes

&Gray LLP dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, generally for federal income tax purposes:

8.5.1.The acquisition by the Acquiring Fund of the assets of the Existing Fund in exchange for the Acquiring Fund's assumption of the Liabilities of the Existing Fund and issuance of the Acquiring Fund shares, followed by the distribution by the Existing Fund of such Acquiring Fund shares to the shareholders of the Existing Fund in exchange for their shares of the Existing Fund, all as provided in Section 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Existing Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

8.5.2.No gain or loss will be recognized by the Existing Fund (i) upon the transfer of its assets to the Acquiring Fund solely in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities of the Existing Fund and (ii) upon the distribution of the Acquiring Fund Shares by the Existing Fund to its shareholders in liquidation, as contemplated in Section 1 hereof.

8.5.3.No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Existing Fund solely in exchange for the assumption of the Liabilities of the Existing Fund and issuance of the Acquiring Fund Shares as contemplated in Section 1 hereof.

8.5.4.The tax basis of the assets of the Existing Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Existing Fund immediately prior to the transfer.

8.5.5.The holding periods of the assets of the Existing Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Existing Fund.

8.5.6.No gain or loss will be recognized by Existing Fund shareholders upon the exchange of all of their Existing Fund shares for the Acquiring Fund Shares (including fractional shares to which they may be entitled).

8.5.7.The aggregate tax basis of the Acquiring Fund Shares to be received by each shareholder of the Existing Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of Existing Fund shares exchanged therefor.

8.5.8.An Existing Fund shareholder's holding period for the Acquiring Fund Shares (including fractional shares to which they may be entitled) to be received will include the period during which Existing Fund shares exchanged therefor were held, provided that the shareholder held Existing Fund shares as a capital asset on the date of the exchange.

8.5.9.The Acquiring Fund will succeed to and take into account the items of the Existing Fund described in Section 381(c) of the Code subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

The opinion will be based on certain factual certifications made by officers of PMP and VET and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. There is no assurance that the Internal Revenue Service or a court would agree with the opinion.

8.6.At any time prior to the Closing, any of the foregoing conditions of this Section 8 (except for Section 8.1 and Section 8.5) may be jointly waived by the Board of Trustees of PMP and the Board of Trustees of VET, if, in the judgment of the Board of Trustees of PMP, such waiver will not have a material adverse effect on the interests of the shareholders of the Existing Fund and, if, in the judgment of the Board of Trustees of VET, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquiring Fund; and

8.7.It is the intention of the parties that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(l)(F) of the Code. None of the parties to the Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or is reasonably likely to result in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(l)(F) of the Code.

9.BROKERAGE FEES AND EXPENSES

9.1.PMP, on behalf of the Existing Fund, and VET, on behalf of the Acquiring Fund, each represents and warrants to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2.VIL and TCM Inc. will bear all expenses incurred by VET, the Acquiring Fund, PMP, and the Existing Fund in connection with the transaction contemplated by this Agreement. For the avoidance of doubt, neither the Acquiring Fund nor the Existing Fund will bear any expenses relating to the Reorganization. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code or in failure of the Reorganization to be treated as a reorganization described in Section 368(a)(1)(F) of the Code.

10.INDEMNIFICATION

10.1.TCM, Inc. agrees to indemnify and hold harmless VET and each of its officers and trustees and the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which VET or any of its trustees or officers or the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by TCM, Inc. or PMP, on behalf of the Existing Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing.

10.2.VIL agrees to indemnify and hold harmless PMP and each of its officers and trustees and the Existing Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which PMP or any of its trustees or officers or the Existing Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by VIL or VET, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing.

11.ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1.The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2.The representations, warranties and covenants contained in this Agreement or in any other document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.TERMINATION

12.1.This Agreement may be terminated by the mutual agreement of PMP, on behalf of the Existing Fund, and VET, on behalf of the Acquiring Fund, prior to the Closing Date.

12.2.In addition, either of PMP or VET may at its option terminate this Agreement at or prior to the Closing Date because:

12.2.1.With respect to a termination by PMP, of a material breach by VET or the Acquiring Fund of any representation, warranty, covenant or agreement contained herein to be performed by VET or the Acquiring Fund at or prior to the Closing Date; or with respect to a termination by VET, of a material breach by PMP or Existing Fund of any representation, warranty, covenant or agreement herein to be performed by PMP or the Existing Fund at or prior to the Closing Date;

12.2.2.A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met;

12.2.3.Any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 12.2.3 shall have used its reasonable efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied;

12.2.4.The Board of Trustees of VET or the Board of Trustees of PMP has resolved to terminate this Agreement after determining in good faith that circumstances have developed that would make proceeding with the transactions contemplated herein not in the best interests of the Acquiring Fund's shareholders or the Existing Fund's shareholders, respectively, and prompt written notice is given to the other parties hereto.

12.3.If the transactions contemplated by this Agreement have not been substantially completed on or before July 31, 2022, this Agreement shall automatically terminate on that date unless a later date is agreed to by all of the parties to this Agreement.

12.4.In the event of the termination of this Agreement and abandonment of the transactions contemplated hereby pursuant to this Section 12, this Agreement shall become void and have no effect except that (a) Sections 9.1, 9.2, 12, 14, and 15 shall survive any termination of this Agreement, and (b) notwithstanding anything to the contrary contained in this Agreement, no party shall be relieved or released from any liability or damages arising out of any breach of any provision of this Agreement by any party prior to the date of termination, unless the termination is effected pursuant to Section 12.1.

13.AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of VET and PMP; provided, however, that following the meeting of the shareholders of the Existing Fund called by PMP pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Existing Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.NOTICES

ANY NOTICE, REPORT, STATEMENT OR DEMAND REQUIRED OR PERMITTED BY ANY PROVISIONS OF THIS AGREEMENT SHALL BE IN WRITING AND SHALL BE GIVEN BY FACSIMILE, PERSONAL SERVICE OR PREPAID OR CERTIFIED MAIL ADDRESSED TO:

VOYA EQUITY TRUST

7337 East Doubletree Ranch Road

Suite 100

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

WITH A COPY TO:

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Attn: Elizabeth Reza

VOYA INVESTMENTS, LLC

7337 East Doubletree Ranch Road

Suite 100

Scottsdale, Arizona 85258-2034

Attn : Todd Modic

PROFESSIONALLY MANAGED PORTFOLIOS

777 East Wisconsin Avenue

10th Floor

Milwaukee, Wisconsin 53202

Attn: Carl G. Gee, Esq.

WITH A COPY TO:

Sullivan & Worcester LLP

1633 Broadway, 32nd Floor

New York, NY 10019

Attn: Domenick Pugliese, Esq

TYGH CAPITAL MANAGEMENT, INC.

1211 SW 5th Avenue Suite 2100

Portland, Oregon 97204 Attn : Jeff B. Curtis

15.HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

15.1.The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. If any provision or portion of this Agreement shall be determined to be invalid or unenforceable for any reason, the remaining provisions and portions of this Agreement shall be unaffected thereby and shall remain in full force and effect to the fullest extent permitted by law.

15.2.This Agreement may be executed in any number of counterparts, each of which shall be deemed an original. A facsimile or electronic (e.g., PDF) signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

15.3.This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

15.4.This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5.A copy of PMP's Amended and Restated Agreement and Declaration of Trust dated February 17, 1987, as amended, to which reference is hereby made is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law. This Agreement was executed or made by or on behalf of PMP and the Existing Fund by the Trustees or officers of PMP as Trustees or officers and not individually and the obligations of this Agreement are not binding upon any of them or the shareholders of the Existing Fund individually but are binding only upon the assets and property of PMP or upon the assets belonging to the Existing Fund, for the benefit of which the Trustees have caused this Agreement to be made.

15.6.A copy of VET's Amended and Restated Agreement and Declaration of Trust dated February 25, 2003, as amended, to which reference is hereby made is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law. This Agreement was executed or made by or on behalf of VET and the Acquiring Fund by the Trustees or officers of VET as Trustees or officers and not individually and the obligations of this Agreement are not binding upon any of them or the shareholders of the Acquiring Fund individually but are binding only upon the assets and property of VET or upon the assets belonging to the Acquiring Fund, for the benefit of which the Trustees have caused this Agreement to be made.

15.7.All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

(The Rest of This Page Is Intentionally Left Blank)

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

VOYA EQUITY TRUST, on behalf of its series,

Voya Small Cap Growth Fund

By: /s/ Kimberly A. Anderson__________

Name: Kimberly A. Anderson

Title: Senior Vice President

PROFESSIONALLY MANAGED

PORTFOLIOS, on behalf of its series,

TCM Small Cap Growth Fund

By: /s/ Carl G. Gee__________________

Name: Carl G. Gee, Esq.

Title: Secretary and Vice President

For purposes of Sections 9.2, 10.2 and 12 only

VOYA INVESTMENTS, LLC

By: /s/ Todd Modic__________________

Name: Todd Modic

Title: Senior Vice President

For purposes of Sections 9.2, 10.1 and 12 only

TYGH CAPITAL MANAGEMENT, INC.

By: /s/ Jeff B. Curtis_________________

Name: Jeff B. Curtis

Title: President

APPENDIX B: ADDITIONAL INFORMATION ABOUT VOYA SMALL CAP GROWTH FUND Portfolio Holdings Information

A description of Voya Small Cap Growth Fund's policies and procedures regarding the release of portfolio holdings information is available in the Statement of Additional Information related to this Proxy Statement/Prospectus. Portfolio holdings information can be reviewed online at www.voyainvestments.com.

Choosing a Share Class

Choosing a Share Class

The table below summarizes the features of the classes of shares available through this Proxy Statement/Prospectus. Fund charges may vary so you should also review Voya Small Cap Growth Fund's fee table in this Proxy Statement/Prospectus.

Summary of primary differences among share classes:

Class I

Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Shareholder Services (12b-1) Fees	None
Purchase Maximum	None
Minimum Initial Purchase1/Minimum Account Size	$250,000/$250,000
Minimum Subsequent Purchases	None (At least $100/month for Pre-Authorized Investment
Plan)
Minimum Initial Account Balance for Systematic Exchange	None
Privilege
Conversion	None

1.There is no minimum initial investment requirement for: (i) qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements; (ii) employees of Voya IM who are eligible to participate in "notional" bonus programs sponsored by Voya IM; (iii) investors transacting in Class I shares in connection with the reorganization of TCM Small Cap Growth Fund into Voya Small Cap Growth Fund; or

(iv)(a) investors transacting in Class I shares through brokerage platforms that invest in the Voya funds' Class I shares through omnibus accounts and have agreements with the Distributor to offer such shares and (b) such brokerage platforms' omnibus accounts.

Please refer to the minimum investments table for additional information.

How Shares Are Priced

Voya Small Cap Growth Fund is open for business every day the New York Stock Exchange ("NYSE") opens for regular trading (each such day, a "Business Day"). The NAV per share for each class of Voya Small Cap Growth Fund is determined each Business Day as of the close of the regular trading session ("Market Close"), as determined by the Consolidated Tape Association ("CTA"), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker- dealers. The NAV per share of each class of Voya Small Cap Growth Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when Voya Small Cap Growth Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent Voya Small Cap Growth Fund's assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund's assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, Voya Small Cap Growth Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the VET Board. Such procedures provide, for example, that:

•Exchange-traded securities are valued at the mean of the closing bid and ask.

•Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity individual trading characteristics and other market data.

•Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers.

•Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes.

•Centrally cleared swap agreements are valued using a price provided by an independent pricing service.

•Over-the-counter swap agreements are valued using a price provided by an independent pricing service.

•Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and Voya Small Cap Growth Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service.

•Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which Voya Small Cap Growth Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities' (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the VET Board following procedures approved by the VET Board. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine Voya Small Cap Growth Fund's NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders' investments in Voya Small Cap Growth Fund.

How to Buy Shares

Customer Identification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: Voya Small Cap Growth Fund, the Distributor, or a third-party selling you the Fund, must obtain the following information for each person that opens an account:

•Name;

•Date of birth (for individuals);

•Physical residential address (although post office boxes are still permitted for mailing); and

•Social Security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver's license, passport, or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

Federal law prohibits Voya Small Cap Growth Fund, the Distributor, and other financial institutions from opening accounts unless they receive the minimum identifying information listed above. They also may be required to close your account if they are unable to verify your identity within a reasonable time.

Voya Small Cap Growth Fund and the Distributor reserve the right to reject any purchase order. Please note that cash, traveler's checks, third-party checks, money orders, and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted. Voya Small Cap Growth Fund and the Distributor reserve the right to waive minimum investment amounts. Waiver of the minimum investment amount can increase operating expenses of Voya Small Cap Growth Fund. Voya Small Cap Growth Fund and the Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value minimum.

Voya Small Cap Growth Fund reserves the right to suspend the offering of shares.

Class I Shares

Class I shares may be purchased without a sales charge by: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans; (2) 529 college savings plans; (3) insurance companies and foundations investing for their own account; (4) wrap programs offered by broker- dealers and financial institutions; (5) accounts of, or managed by, trust departments; (6) individuals whose accounts are managed by an investment adviser representative; (7) employees of Voya IM who are eligible to participate in "notional" bonus programs sponsored by Voya IM; (8) retirement plans affiliated with Voya Financial, Inc.; (9) Voya Financial, Inc. affiliates for purposes of corporate cash management; (10) other registered investment companies; (11) investors transacting in Class I shares in connection with the reorganization of TCM Small Cap Growth Fund into Voya Small Cap Growth Fund; and (12)(a) investors purchasing Class I shares through brokerage platforms that invest in the Voya funds' Class I shares through omnibus accounts and have agreements with the Distributor to offer such shares and (b) such brokerage platforms' omnibus accounts. An investor transacting in Class I shares on such brokerage platforms may be required to pay a commission and/or other forms of compensation to the broker.

Retirement Plans

Voya Small Cap Growth Fund has available prototype qualified retirement plans for corporations and self- employed individuals. It also has available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans and Pension and Profit Sharing Plans. BNY Mellon Investment Servicing Trust Company acts as the custodian under these plans. For further information, contact a Shareholder Services Representative at 1-800-992-0180. BNY Mellon Investment Servicing Trust Company currently receives a $12 custodial fee annually for the maintenance of each such account.

Make your investment using the purchase minimum guidelines in the following table.

Minimum Investments	Class	Initial Purchase	Subsequent Purchases
Non-retirement accounts	I1	$250,000	No minimum
Retirement accounts	I1	$250,000	No minimum
Pre-Authorized Investment Plan	I1	$250,000	At least $100/month

1.There is no minimum initial investment requirement for: (i) qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements; (ii) employees of Voya IM who are eligible to participate in "notional" bonus programs sponsored by Voya IM; (iii) investors transacting in Class I shares in connection with the reorganization of TCM Small Cap Growth Fund into Voya Small Cap Growth Fund; or

(iv)(a) investors transacting in Class I shares through brokerage platforms that invest in the Voya funds' Class I shares through omnibus accounts and have agreements with the Distributor to offer such shares and (b) such brokerage platforms' omnibus accounts.

Make your investment using the methods outlined in the following table. If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.

Buying Shares	Opening an Account	Adding to an Account
By Contacting Your Financial	A financial intermediary with an authorized firm	Contact your financial intermediary.
Intermediary	can help you establish and maintain your
account.
By Mail	Make your check payable to Voya Investment	Fill out the Account Additions form at
	Management and mail in with a completed	the bottom of your account statement and
	Account Application. Please indicate your	mail it along with your check payable to
	financial intermediary on the New Account	Voya Investment Management to the
	Application.	address on the account statement. Please
write your account number on the check.

Buying Shares	Opening an Account	Adding to an Account
By Wire	Call Shareholder Services at 1-800-992-0180 to	Wire the funds in the same manner
	obtain an account number and indicate your	described under "Opening an Account."
financial intermediary on the account.
Instruct your bank to wire funds to Voya Small
Cap Growth Fund in the care of:
Bank of New York Mellon
ABA # 011001234
credit to: BNY Mellon Investment Servicing
(U.S.) Inc. as Agent for Voya mutual funds
A/C #0000733938; for further credit to
Shareholder A/C #
(A/C # you received over the telephone)
Shareholder Name:
_____________ (Your Name Here)
After wiring funds you must complete the
Account Application and send it to:
Voya Investment Management
P.O. Box 9772
Providence, RI
02940-9772

Execution of Purchase Orders

Purchase orders are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth under "How to Buy Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the federal funds wire has been received. If you are opening a new account and you purchase by wire, you must submit an application form prior to Market Close. If an order or payment by wire is received after Market Close, your order will not be executed until the next NAV is determined. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, your broker-dealer or financial institution must receive your order in proper form before Market Close and transmit the order to the Transfer Agent or the Distributor in a timely manner.

You will receive a confirmation of each new transaction in your account, which also will show you the number of shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership.

How to Sell Shares

You may sell shares by using the methods outlined in the following table. Under unusual circumstances, Voya Small Cap Growth Fund may suspend the right of redemption as allowed by the SEC or federal securities laws.

If you are a participant in a qualified retirement plan, you should make redemptions through your plan administrator or sponsor, who is responsible for transmitting orders.

Selling Shares	To Sell Some or All of Your Shares
By Contacting Your Financial	You may sell shares by contacting your financial intermediary. Financial
Intermediary	intermediaries may charge for their services in connection with your redemption request but neither Voya Small Cap Growth Fund nor the Distributor imposes any such charge.

Selling Shares	To Sell Some or All of Your Shares
By Mail	Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:
Voya Investment Management
P.O. Box 9772
Providence, RI 02940-9772
If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.
By Telephone – Expedited Redemption	You may sell shares by telephone on all accounts, other than retirement accounts, unless you check the box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call a Shareholder
Services Representative at 1-800-992-0180.
Receiving Proceeds By Check:
You may have redemption proceeds (up to a maximum of $10,000,000) mailed to an address which has been on record with Voya Investment Management for at least 30 days.
Receiving Proceeds By Wire:
You may have redemption proceeds (up to a maximum of $10,000,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.

Systematic Withdrawal Plan (available only for those share classes referenced below)

You may elect to make periodic withdrawals from your account on a regular basis.

Class I

•You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact a Shareholder Services Representative or refer to the Account Application or the Statement of Additional Information.

Execution of Sale Requests

Sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. For your transaction to be counted on the day you place your sale request with your broker-dealer or other financial institution, your broker-dealer or financial institution must receive your sale request in proper form before Market Close and transmit the sale request to the Transfer Agent or the Distributor in a timely manner.

You will receive a confirmation of each new transaction in your account, which also will show you the number of shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership.

Payments

Normally, payment for shares redeemed will typically be made within one business day after receipt by the transfer agent of a request in good order. Voya Small Cap Growth Fund can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment proceeds when the NYSE is closed (other than weekends or holidays) or when trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined NAV, but Voya Small Cap Growth Fund will not release the proceeds until your purchase payment clears. This may take up to 30 days. A redemption request made within 30 calendar days after submission of a change of address is permitted only if the request is in writing and is accompanied by a medallion signature guarantee. Redemption requests of an amount of $10 million or more must be submitted in writing by an authorized person.

A medallion signature guarantee may be required in certain circumstances. A request to change the bank designated to receive wire redemption proceeds must be received in writing, signed by an authorized person, and accompanied by a medallion signature guarantee from any eligible guarantor institution. In addition, if you wish to have your redemption proceeds transferred by wire to an account other than your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder's address of record, you must provide a medallion signature guarantee with your written redemption instructions. Please see the Statement of Additional Information for more details on the medallion signature guarantee program.

The Fund will typically pay redemption proceeds in cash using cash held by the Fund, with cash generated by the Fund through the sale of cash equivalents and other Fund assets or by borrowing cash pursuant to the Fund's line of credit. The Fund may, however, determine in its absolute discretion to distribute non-cash assets in kind in complete or partial satisfaction of its obligation to pay redemption proceeds to a shareholder. The Fund may distribute non-cash assets in any case where it has determined, in its sole discretion, that it is advisable and in the best interests of the Fund. By way of example, where the redemption might be expected to have an unfavorable tax effect on the Fund, cases arising during a period of deteriorating market conditions or market stress, cases arising when a significant portion of the Fund's portfolio is comprised of less-liquid and/or illiquid securities, or in the case of a very large redemption that could adversely affect Fund operations. In such a case, Voya Small Cap Growth Fund could elect to make payment in securities or other assets for redemptions that exceed the lesser of $250,000 or 1% of its net assets during any 90-day period for any one record shareholder. A shareholder may incur brokerage costs in converting such assets to cash.

Telephone Orders

Neither Voya Small Cap Growth Fund nor the transfer agent will be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. Voya Small Cap Growth Fund and the transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If Voya Small Cap Growth Fund or the transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Small Accounts

Due to the relatively high cost of handling small investments, Voya Small Cap Growth Fund reserves the right, upon 30 days' prior written notice, to redeem at NAV, the shares of any shareholder whose account

(except for IRAs) has a total value that is less than Voya Small Cap Growth Fund's minimum. Before Voya Small Cap Growth Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.

How to Exchange Shares

Exchanges Between Voya Mutual Funds

You may exchange shares of the Fund for shares of the same class of any other Voya mutual fund, except for Voya Corporate Leaders® Trust Fund, without paying any additional sales charge, if you otherwise meet the eligibility requirements of the class of shares of the Voya mutual fund to be received in the exchange.

Exchanges Between Classes of the Fund

Certain existing Class I shareholders of the Fund may exchange their Class I shares for Class R6 shares of the Fund provided: (1) the shareholder meets the requirements for investment in Class R6 shares as stated in the section of this Prospectus entitled "How to Buy Shares"; and (2) the shareholder does not require the Fund or an affiliate (including the Adviser and any affiliate of the Adviser) of the Fund to make, and the Fund or affiliate does not pay, any type of servicing, administrative, or revenue sharing payments with respect to Class R6 shares.

All exchanges within the Fund are subject to the discretion of the Distributor to permit or reject such exchanges. Shareholders generally should not recognize gain or loss for U.S. federal income tax purposes from an exchange between classes of shares within the Fund provided that the transaction is undertaken and processed, with respect to any shareholder, as a direct exchange transaction. Shareholders should consult their tax advisors as to the federal, state, local, and non-U.S. tax consequences of an exchange between classes of shares within the Fund.

Exchanges between classes of shares within the Fund are not subject to the frequent trading and market timing policies of Voya mutual funds.

Additional Information About Exchanges

Fees and expenses differ among Voya mutual funds and among share classes of the same fund. Please read the prospectus for the Voya mutual fund and share class you are interested in prior to exchanging into that Voya mutual fund or share class. Contact your financial intermediary or consult your plan documents for additional information.

An exchange of shares of Voya Small Cap Growth Fund for shares of another Voya mutual fund is treated as a sale and purchase of shares and may result in the recognition of a gain or loss for federal and state income tax purposes. For exchanges between Voya mutual funds, you should consult your own tax advisor for advice about the particular federal, state, and local tax consequences to you of the exchange. The total value of shares being exchanged must at least equal the minimum investment requirement of the Voya mutual fund into which they are being exchanged.

If you exchange into Voya Senior Income Fund, your ability to sell or liquidate your investment will be limited. Voya Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis. It is not expected that a secondary market for Voya Senior Income Fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, Voya Senior Income Fund will normally make monthly repurchase offers for not less than 5% of its outstanding common shares. If more than 5% of Voya Senior Income Fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege into Voya Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the Voya Senior Income Fund prospectus or any other Voya mutual fund prospectus by calling 1-800-992-0180 or by going to www.voyainvestments.com.

In addition to Voya Small Cap Growth Fund, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other Voya mutual fund should carefully review the prospectus of that fund before exchanging their shares. Investors may obtain a copy of a prospectus of any Voya mutual fund not discussed in this Prospectus by calling 1-800-992-0180 or by going to www.voyainvestments.com.

You will automatically have the ability to request an exchange between Voya mutual funds by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. Voya Small Cap Growth Fund may change or cancel its exchange policies at any time, upon 60 days' prior notice to shareholders.

Systematic Exchange Privilege

Subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually, or annually from your account to an identically registered account in the same class of any other open-end Voya mutual fund, except for Voya Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days' prior written notice to shareholders.

Frequent Trading - Market Timing

Voya Small Cap Growth Fund is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of Voya Small Cap Growth Fund. Voya Small Cap Growth Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder's or retirement plan participant's intermediary that the Fund determines not to be in the best interest of the Fund. Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a redemption up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the Fund's frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading. Voya Small Cap Growth Fund will not be liable for any loss resulting from rejected orders or other actions as described above.

Voya Small Cap Growth Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of VIL or Voya IM to invest assets in an orderly, efficient manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on Fund performance.

Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time Voya Small Cap Growth Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in funds which do not invest in foreign securities. For example, if trading in a security held by Voya Small Cap Growth Fund is halted and does not resume prior to the time the Fund calculates its NAV such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. Voya Small Cap Growth Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that Voya Small Cap Growth Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Fund's shares which negatively affects long-term shareholders.

The VET Board has adopted policies and procedures designed to deter frequent, short-term trading in shares of Voya Small Cap Growth Fund. In general, shareholders may make exchanges among their accounts with Voya mutual funds once every thirty (30) days. However, Voya Small Cap Growth Fund prohibits frequent trading. Voya Small Cap Growth Fund has defined frequent trading as follows:

•Any shareholder or financial adviser who initiated exchanges among all their accounts with Voya Small Cap Growth Fund within thirty (30) calendar days of a previous exchange. All exchanges occurring on the same day for all accounts (individual, IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for purposes of this policy;

•Trading deemed harmful or excessive by Voya Small Cap Growth Fund (including but not limited to patterns of purchases and redemptions), in its sole discretion; and

•Trades initiated by financial advisers, among multiple shareholder accounts, that in the aggregate are deemed harmful or excessive.

The following transactions are excluded when determining whether trading activity is excessive:

•Purchases and sales of Fund shares in the amount of $5,000 or less;

•Transfers associated with systematic purchases or redemptions;

•Purchases and sales of funds that affirmatively permit short-term trading;

•Rebalancing to facilitate fund-of-fund arrangements or Voya Small Cap Growth Fund's systematic exchange privileges;

•Purchases or sales initiated by Voya mutual funds; and

•Transactions subject to the trading policy of an intermediary that Voya Small Cap Growth Fund deems materially similar to the Fund's policy.

Please note that while money market funds permit short-term trading, an exchange between a money market fund and another fund that does not permit short-term trading will count as an exchange for purposes of this policy.

If a violation of the policy is identified, the following action will be taken:

•Upon the first violation of this policy in a calendar year, purchase and exchange privileges shall be suspended for ninety (90) days. For example, if an exchange is initiated on February 1st, and a second exchange is initiated on February 15th, trading privileges shall be suspended for ninety (90) days from February 1st.

•Upon a second violation in a calendar year, purchase and exchange privileges shall be suspended for one hundred and eighty (180) days.

•No purchases or exchanges will be permitted in the account and all related accounts bearing the same Tax ID or equivalent identifier.

On the next business day following the end of the ninety (90) or one hundred and eighty (180) day suspension, any trading restrictions placed on the account(s) shall be removed.

Voya Small Cap Growth Fund reserves the right to modify this policy at any time without prior notice.

Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in Voya Small Cap Growth Fund will occur. Moreover, in enforcing such restrictions, Voya Small Cap Growth Fund is often required to make decisions that are inherently subjective. Voya Small Cap Growth Fund strives to make these decisions to the best of its abilities in a manner that it believes is in the best interest of shareholders.

Shareholders may invest in Voya Small Cap Growth Fund through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate their clients' transactions and in these circumstances, the identity of the shareholder is often unknown. Such intermediaries include broker- dealers, banks, investment advisers, record keepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers' trading activity on an individual basis. VIL or its affiliated entities have agreements in place with intermediaries which require such intermediaries to provide detailed account information, including trading history, upon request of Voya Small Cap Growth Fund. There is no assurance that VIL or its affiliated entities will request such information with sufficient frequency to detect or deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading in omnibus accounts effectively.

In some cases, Voya Small Cap Growth Fund will rely on the intermediaries' excessive trading policies and such policies shall define the trading activity in which the shareholder may engage. This shall be the case where Voya Small Cap Growth Fund is used in certain retirement plans offered by affiliates. With trading information received as a result of the agreements, Voya Small Cap Growth Fund may make a determination that certain trading activity is harmful to the Fund and its shareholders even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in Voya Small Cap Growth Fund may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary.

Payments to Financial Intermediaries

Voya mutual funds are distributed by the Distributor. The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each Voya mutual fund also has an investment adviser which is responsible for managing the money invested in each of the mutual funds. Both of these entities or their affiliates (collectively, "Voya") may compensate an intermediary for selling Voya mutual funds.

Persons licensed with FINRA as a registered representative (often referred to as a broker or financial adviser) and associated with a specific broker-dealer may receive compensation from the Fund for providing services which are primarily intended to result in the sale of Fund shares. The Distributor has an agreement in place with each broker-dealer selling Voya Small Cap Growth Fund defining specifically what that broker- dealer will be paid for the sale of a particular Voya mutual fund. The broker-dealer then pays the registered representative who sold you the mutual fund some or all of what they receive from Voya. A registered representative may receive a payment when the sale is made and in some cases, can continue to receive payments while you are invested in the mutual fund. In addition, other entities may receive compensation from the Fund for providing services which are primarily intended to result in the sale of Fund shares, so long as such entities are permitted to receive these fees under applicable rules and regulations.

The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions including affiliated entities. These additional fees paid to intermediaries may take the following forms: (1) a percentage of that entity's customer assets invested in Voya mutual funds; (2) a percentage of that entity's gross sales; or (3) some combination of these payments. Depending on the broker-dealer's satisfaction of the required conditions, these payments may be periodic and may be up to: (1) 0.30% per annum of the value of Voya Small Cap Growth Fund's shares held by the broker-dealer's customers; or (2) 0.30% of the value of Voya Small Cap Growth Fund's shares sold by the broker-dealer during a particular period. For example, if that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $30 on those assets. If you invested $10,000, the Distributor could pay a maximum of $30 for that sale. Voya, out of its own resources and without additional cost to Voya Small Cap Growth Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of the Fund, including affiliates of Voya. These amounts would be in addition to the distribution payments made by Voya Small Cap Growth Fund under the distribution agreements. Management personnel of Voya may receive additional compensation if the overall amount of investments in funds advised by Voya meets certain target levels or increases over time.

Voya may provide additional cash or non-cash compensation to third parties selling our mutual funds including affiliated companies. This may take the form of cash incentives and non-cash compensation and may include, but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre- approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that Voya mutual funds are made available by those broker-dealers for their customers. The Sub-Adviser of Voya Small Cap Growth Fund may contribute to non-cash compensation arrangements.

The compensation paid by Voya to a financial intermediary is typically paid continually over time, during the period when the intermediary's clients hold investments in the Voya mutual funds. The amount of continuing compensation paid by Voya to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary's clients' investments in Voya mutual funds or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

Voya or a Voya mutual fund may pay service fees to intermediaries for administration, recordkeeping, and other shareholder services. Intermediaries receiving these payments may include, among others, brokers, financial planners or advisers, banks, and insurance companies. The Voya mutual funds may reimburse Voya for some or all of the payments made by Voya to intermediaries for these services.

In some cases, a financial intermediary may hold its clients' mutual fund shares in nominee or street name. These financial intermediaries may (though they will not necessarily) provide services including, among other things: processing and mailing trade confirmations; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The top firms Voya paid to sell its mutual funds as of the last calendar year are:

Advisor Group, Inc.; Ameriprise Financial Services, Inc.; Broadridge Business Process Outsourcing, LLC; Cetera Financial Holdings, Inc.; Charles Schwab & Co. Inc.; Directed Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; J.P. Morgan Securities, LLC;

LPL Financial LLC; Merrill Lynch, Pierce, Fenner & Smith Inc.; Morgan Stanley; National		Financial
Services, LLC; Pershing, LLC; Prudential Insurance Company of America; Raymond		James &
Associates, Inc.; RBC Capital Markets, LLC; ReliaStar Life Insurance Company of New York; Stifel,
Nicolaus & Company, Incorporated; TD Ameritrade Clearing, Inc.; UBS Financial Services, Inc.; Voya
Financial Advisors, Inc.; Voya Retirement Insurance and Annuity Company; Wells Fargo Bank N.A.; and
Wells Fargo Clearing Services, LLC.	65

Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.

Dividends, Distributions, and Taxes

Dividends and Distributions

Voya Small Cap Growth Fund generally distributes most or all of its net earnings in the form of dividends, consisting of ordinary income and capital gains distributions. Voya Small Cap Growth Fund distributes capital gains, if any, annually. Voya Small Cap Growth Fund also declares dividends and pays dividends consisting of ordinary income, if any, annually.

From time to time a portion of the Fund's distributions may constitute a return of capital. To comply with federal tax regulations, the Fund may also pay an additional capital gains distribution.

Dividend Reinvestment

Unless you instruct Voya Small Cap Growth Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on shares of Voya Small Cap Growth Fund invested in another Voya mutual fund that offers the same class of shares.

Taxes

The tax discussion in this Prospectus is only a summary of certain U.S. federal income tax issues generally affecting Voya Small Cap Growth Fund and its shareholders. The following assumes that Voya Small Cap Growth Fund's shares will be capital assets in the hands of a shareholder. Circumstances among investors may vary, so you are encouraged to discuss an investment in the Fund with your tax advisor.

Voya Small Cap Growth Fund will distribute all, or substantially all, of its net investment income and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses, in each case determined with reference to any loss carryforwards) to its shareholders each year. Although Voya Small Cap Growth Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive.

Distributions, whether received as cash or reinvested in additional shares, may be subject to federal income taxes and may also be subject to state or local taxes. For mutual funds generally, dividends from net investment income (other than qualified dividend income and capital gain dividends) and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions properly reported as capital gain dividends are taxable as long term capital gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.

Distributions made to a non-corporate shareholder out of "qualified dividend income," if any, received by Voya Small Cap Growth Fund will be subject to tax at the lower rates applicable to net capital gains, provided that the shareholder meets certain holding period and other requirements with respect to its shares.

Selling or exchanging your Fund shares is a taxable event and may result in capital gain or loss. A capital gain or capital loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds. Any capital loss incurred on the sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gain dividends received with respect to such shares. Additionally, any loss realized on a sale, redemption or exchange of Fund shares may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

You will be notified annually of the amount of income, dividends and net capital gains distributed. If you purchase shares of Voya Small Cap Growth Fund through a financial intermediary, that entity will provide this information to you. Voya Small Cap Growth Fund intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, Voya Small Cap Growth Fund's failure to qualify as a regulated investment company would result in fund level taxation and therefore, a reduction in income available for distribution.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from Voya Small Cap Growth Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds certain threshold amounts. Voya Small Cap Growth Fund is required to withhold a portion of all taxable dividends, distributions, and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding. This is not an additional tax but can be credited against your tax liability.

Shareholders that invest in Voya Small Cap Growth Fund through a tax advantaged account, such as a qualified retirement plan, generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investing through such an account.

Foreign shareholders invested in Voya Small Cap Growth Fund should consult with their tax advisors as to if and how the U.S. federal income tax law and its withholding requirements apply to them. Generally, Voya Small Cap Growth Fund will withhold 30% (or lower applicable treaty rate) on distributions to foreign shareholders.

Foreign Income Taxes. Investment income and proceeds received by Voya Small Cap Growth Fund from sources within foreign countries may be subject to foreign withholder or other taxes. The United States has entered into tax treaties with many foreign countries which may entitle Voya Small Cap Growth Fund to a reduced rate of such taxes or exemption from taxes on such income or proceeds. It is impossible to determine the effective rate of foreign tax for Voya Small Cap Growth Fund in advance since the amount of the assets to be invested within various countries is not known.

Cost Basis Reporting. The Internal Revenue Service requires mutual fund companies and brokers to report on Form 1099-B the cost basis on the sale or exchange of Fund shares acquired on or after January 1, 2012 ("covered shares"). If you acquire and hold shares directly through Voya Small Cap Growth Fund and not through a financial intermediary, the Fund will use an average cost single category methodology for tracking and reporting your cost basis on covered shares, unless you request, in writing, another cost basis reporting methodology.

Please see the Statement of Additional Information for further information regarding tax matters.

Account Policies

Account Access

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you will be able to access your account information over the Internet at www.voyainvestments.com or via a touch tone telephone by calling 1-800-992-0180. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above.

Privacy Policy

The Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at 1-800-992-0180, obtain a policy over the Internet at www.voyainvestments.com, or see the privacy promise that accompanies any Prospectus obtained by mail.

Householding

To reduce expenses, we may mail only one copy of the Fund's Prospectus and each annual and semi- annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call a Shareholder Services Representative at 1-800-992-0180 or speak to your investment professional. We will begin sending you individual copies 30 days after receiving your request.

Financial Highlights

The Financial Highlights are not included here for Voya Small Cap Growth Fund since the Fund has not yet commenced investment operations. Voya Small Cap Growth Fund will assume the accounting history of the TCM Small Cap Growth Fund at the closing of the Reorganization. The Financial Highlights for the TCM Small Cap Growth Fund are presented below.

The table that follows presents performance information about the TCM Small Cap Growth Fund. The information is intended to help you understand the TCM Small Cap Growth Fund's financial performance for the periods shown. Certain information reflects the financial results for a single share. "Total return" illustrates how much your investment in the TCM Small Cap Growth Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by Tait, Weller & Baker LLP, the TCM Small Cap Growth Fund's Independent Registered Public Accounting Firm. Their report and the TCM Small Cap Growth Fund's financial statements are included in the Annual Report of the TCM Small Cap Growth Fund for the most recent period ended September 30 which is available upon request by calling 1-800-536-3230 or on the TCM Small Cap Growth Fund's website at www.tyghcap.com/mutual-fund and are incorporated herein by reference.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

		Year Ended September 30,
	2021	2020	2019	2018	2017
Net asset value,
beginning of year	$37.26	$34.36	$40.76	$37.62	$28.94

INCOME FROM INVESTMENT
OPERATIONS
Net investment income (loss)(1)	(0.32)	(0.17)	(0.12)	(0.20)	(0.21)
Net realized and unrealized
gain (loss) on investments	15.61	3.58	(2.17)	8.74	8.89
Total from	15.29	3.41	(2.29)	8.54	8.68
investment operations
LESS DISTRIBUTIONS
From net realized gain	(2.92)	(0.51)	(4.11)	(5.40)	—
Total distributions	(2.92)	(0.51)	(4.11)	(5.40)	—
Net asset value, end of year	$49.63	$37.26	$34.36	$40.76	$37.62
Total return
	42.36%	9.99%	(3.92)%	26.09%	29.99%
RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (millions)	$501.8	$369.1	$433.1	$453.3	$370.8
Portfolio turnover rate	84%	111%	121%	126%	139%
Ratio of expenses to	0.93%	0.94%	0.93%	0.93%	0.95%
average net assets
Ratio of net investment gain
(loss) to average net assets	(0.68)%	(0.53)%	(0.37)%	(0.55)%	(0.62)%

(1)Calculated using average shares outstanding method.

APPENDIX C: SERVICE PROVIDERS

Voya IM

Voya IM serves as the investment adviser to the TCM Small Cap Growth Fund and, if the Reorganization is approved by shareholders, will serve as the investment sub-adviser to Voya Small Cap Growth Fund. Voya IM has acted as sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The principal office of Voya IM is located at 230 Park Avenue, New York, NY 10169. Voya IM is a leading active asset management firm. As of December 31, 2021 Voya IM managed approximately $801 billion for both affiliated and external institutions as well as individual investors. Voya IM has the experience and resources to invest responsibly across asset classes, geographies and investment styles. Through its global asset management network, Voya IM provides clients with access to domestic, regional and global investment solutions.

Richard J. Johnson, Mitchell S. Brivic, Michael C. Coyne and Scott W. Haugan are primarily responsible for the day-to-day management of the TCM Small Cap Growth Fund, and if the Reorganization is approved by shareholders, for the day-to-day management of Voya Small Cap Growth Fund. Each portfolio manager became an employee of Voya IM effective January 1, 2022 and will be a portfolio manager of Voya Small Cap Growth Fund from its inception.

Mr. Johnson has been a Managing Director of Voya IM since January 1, 2022. Prior to that, Mr. Johnson was chief executive officer and chief investment officer of Tygh Capital and the lead portfolio manager of the TCM Small Cap Growth Fund since its inception in 2004. Prior to forming Tygh Capital Management, Mr. Johnson was the CIO for Columbia Management's Portland equity team and lead portfolio manager for the small/mid cap team. Prior to joining Columbia Management in 1994, he served as vice president and securities analyst for Provident Investment Counsel (1990-1994). Mr. Johnson graduated cum laude with a BA degree in geology from Occidental College in 1980 and received his MBA degree from the Anderson Graduate School of Management at UCLA in 1990.

Mr. Brivic has been a Vice President of Voya IM since January 1, 2022. Prior to that, Mr. Brivic was a vice president of Tygh Capital and a member of its investment team since the TCM Small Cap Growth Fund's inception in 2004 and a portfolio manager since 2018. Prior to joining Tygh Capital in 2004, he worked at Columbia Management from 2002-2004 focusing exclusively on small/mid cap equities. Before joining Columbia Management, he worked at USAA Investment Management from 1994-2002, where he was a portfolio manager and senior equity analyst for their small cap growth products. He received his MBA degree from the Wharton School in 1995 and his undergraduate degree summa cum laude from Baylor University in 1989.

Mr. Coyne has been a Senior Vice President of Voya IM since January 1, 2022. Prior to that, Mr. Coyne was a vice president of the firm and a member of its investment team since the TCM Small Cap Growth Fund's inception in 2004 and a portfolio manager since 2018. Prior to joining Tygh Capital in 2004, he worked at Columbia Management from 2002-2004 focusing exclusively on small/mid cap equities. Mr. Coyne has four additional years of experience as a financial analyst with Capital Resource Partners and Bear Stearns. Mr. Coyne earned a BA degree in engineering science from Dartmouth College in 1997 and received his MBA degree from the Anderson Graduate School of Management at UCLA in 2005.

Mr. Haugan has been a Vice President of Voya IM since January 1, 2022. Prior to that, Mr. Haugan was a vice president of the firm and a member of its investment team since 2007 and a portfolio manager of the Fund since 2021. Prior to joining Tygh Capital in 2007, he worked at Columbia Management from 2003-2005 as a research analyst and also held equity analyst/institutional sales positions at Pacific Crest Securities from 2000-2003 and First Analysis Securities from 2005-2007. He earned a BS degree in business from Montana State University in 1999.

The Statement of Additional Information for the TCM Small Cap Growth Fund dated January 28, 2022 provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager's ownership of securities in the TCM Small Cap Growth Fund.

U.S. Bank Global Fund Services

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the "U.S. Bancorp Administrator") serves as the administrator to the TCM Small Cap Growth Fund. The U.S. Bancorp Administrator has its principal business offices at 615 East Michigan Street, Milwaukee, Wisconsin 53202. The U.S. Bancorp Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Voya Investments, LLC

Voya Investments, LLC ("VIL"), an Arizona limited liability company, serves as the investment adviser to Voya Small Cap Growth Fund. VIL has overall responsibility for the management of Voya Small Cap Growth Fund. VIL oversees all investment advisory and portfolio management services for Voya Small Cap Growth Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. VIL is registered with the SEC as an investment adviser. VIL is an indirect, wholly-owned subsidiary of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries.

VIL's principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. As of June 30, 2021, VIL managed approximately $95.8 billion in assets.

VIL has engaged Voya IM to provide the day-to-day management of Voya Small Cap Growth Fund's portfolio. VIL acts as a "manager-of-managers" for Voya Small Cap Growth Fund. VIL has ultimate responsibility, subject to the oversight of the VET Board, to oversee any sub-advisers and to recommend the hiring, termination, or replacement of sub-advisers. Voya Small Cap Growth Fund and VIL have received exemptive relief from the SEC which permits VIL, with the approval of the VET Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are not affiliated with VIL ("non-affiliated sub-advisers") as well as sub-advisers that are indirect or direct, wholly-owned subsidiaries of VIL or of another company that, indirectly or directly wholly owns VIL ("wholly-owned sub-advisers"). The "manager-of-managers" structure and reliance on the exemptive relief will be approved by Voya Small Cap Growth Fund's initial shareholder prior to Closing.

Consistent with the "manager-of-managers" structure, VIL delegates to the sub-advisers of Voya Small Cap Growth Fund the responsibility for day-to-day investment management subject to VIL's oversight. VIL is responsible for, among other things, monitoring the investment program and performance of the sub- advisers of Voya Small Cap Growth Fund. Pursuant to the exemptive relief, VIL, with the approval of the VET Board, has the discretion to terminate any sub-adviser (including terminating a non-affiliated sub-adviser and replacing it with a wholly-owned sub-adviser), and to allocate and reallocate Voya Small Cap Growth Fund's assets among other sub-advisers. In these instances, VIL may have an incentive to select or retain an affiliated sub-adviser. For example, if a Fund is not sub-advised or is sub-advised by a wholly-owned sub- adviser, the entire advisory fee is retained by a Voya company.

In the event that VIL exercises its discretion to replace a sub-adviser of Voya Small Cap Growth Fund or add a new sub-adviser to Voya Small Cap Growth Fund, the Fund will provide shareholders with information about the new sub-adviser and the new sub-advisory agreement within 90 days. The appointment of a new sub-adviser or the replacement of an existing sub-adviser may be accompanied by a change to the name of Voya Small Cap Growth Fund and a change to the investment strategies of Voya Small Cap Growth Fund.

Under the terms of the sub-advisory agreement, the agreement can be terminated by VIL, the VET Board, or the sub-adviser, provided that the conditions of such termination are met. In addition, the agreement may be terminated by the Fund's shareholders. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or VIL may assume day-to-day investment management of the Fund.

For more information regarding the basis for the VET Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the annual shareholder report for Voya Small Cap Growth Fund to be dated May 31, 2022.

APPENDIX D: PRINCIPAL RISKS FOR TCM SMALL CAP GROWTH FUND

There is the risk that you could lose all or a portion of your investment in the TCM Small Cap Fund. The following risks are considered principal to the TCM Small Cap Fund and could affect the value of your investment in the Fund:

•Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•Small- and Medium-Sized Company Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

•Growth Stock Risk: Growth stocks tend to be more volatile than certain other types of stocks and their prices may fluctuate more dramatically than the overall stock market. Growth-oriented funds may underperform when value investing is in favor.

The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.

•Foreign Securities and Emerging Markets Risk: Foreign securities are subject to increased risks including political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Investments in emerging markets are generally more volatile than investments in developed foreign markets.

•General Market Risk: Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund's portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund's investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund's investments, increase the Fund's volatility, negatively impact the Fund's arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund's operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund's investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

•Management Risk: The Advisor may fail to implement the Small Cap Fund's investment strategies and meet its investment objective.

•Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund's shareholders.

•Sector Emphasis Risk: This is the risk that the Small Cap Fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector that the Small Cap Fund has a focused position in, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.

°Health Care Sector Risk: The profitability of companies in the health care sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments.

°Technology Company Risk: Although technology companies are found among a broad range of industries, they often face unusually high price volatility and losses can be significant. Technology companies may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology.

APPENDIX E: SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

The following table provides information about the persons or entities who, to the knowledge of TCM Small Cap Growth Fund, owned beneficially or of record 5% or more of any class of the Fund's outstanding shares as of January 11, 2022:

	Percent of Class of Shares and	Percentage of Combined Fund
Name and Address of Shareholder	Type of Ownership	After the Reorganization*
T. Rowe Price Retirement Plan	56.05%; Record	56.05%
FBO Retirement Plan Clients
4515 Painters Mill Rd.
Owings Mills, MD 21117-4903
MAC & Co A/C 842212	16.74%; Record	16.74%
Attn: Mutual Fund Operations
500 Grant St Rm 151-1010
Pittsburgh, PA 15219-2502
Great-West Trust Company LLC TTEE F	11.72%; Record	11.72%
Deseret Mutual Benefit 401K
8515 E Orchard Rd 2T2
Greenwood Village, CO 80111-5002
John Hancock Trust Company LLC	5.51%; Record	5.51%
690 Canton St STE 100
Westwood, MA 02090-2324

*On a pro forma basis, assuming that the value of the shareholder's interest in the Fund on the date of consummation of the Reorganization is the same as on January 11, 2022.

Voya Small Cap Growth Fund did not have any shares outstanding as of January 11, 2022.

APPENDIX F: ADVISORY AGREEMENT

PROFESSIONALLY MANAGED PORTFOLIOS

INTERIM INVESTMENT ADVISORY AGREEMENT

TCM Small Cap Growth Fund

THIS INTERIM INVESTMENT ADVISORY AGREEMENT is made as of the 1st day of January, 2022, by and between Professionally Managed Portfolios, a Massachusetts business trust (the "Trust"), on behalf of the Trust's TCM Small Cap Growth Fund series (the "Fund") and Voya Investment Management Co. LLC (the "Advisor").

WITNESSETH:

WHEREAS, the Trust is an open-end management investment company, registered as such under the Investment Company Act of 1940 (the "Investment Company Act'"); and

WHEREAS, the Fund is a series of the Trust having separate assets and liabilities; and

WHEREAS, the Advisor is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act") and is engaged in the business of supplying investment advice as an independent contractor; and

WHEREAS, the Trust desires to retain the Advisor to render advice and services to the Fund pursuant to the terms and provisions of this Agreement, and the Advisor desires to furnish said advice and services; and

WHEREAS, as of the date written above there was a change in a controlling interest in the Advisor, resulting in the assignment of the previous investment advisory agreement with the Advisor within the meaning of Section 2(a)(4) of the Investment Company Act.

NOW, THEREFORE, in consideration of the covenants and the mutual promises hereinafter set forth, the parties to this Agreement, intending to be legally bound hereby, mutually agree as follows:

1.APPOINTMENT OF ADVISOR. The Trust hereby employs the Advisor and the Advisor hereby accepts such employment, to render investment advice and related services with respect to the assets of the Fund for the period and on the terms set forth in this Agreement, subject to the supervision and direction of the Trust's Board of Trustees (the "Board of Trustees").

2.DUTIES OF ADVISOR.

(a)GENERAL DUTIES. The Advisor shall act as investment adviser to the Fund and shall supervise investments of the Fund on behalf of the Fund in accordance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's and Trust's governing documents, including, without limitation, the Trust's Agreement and Declaration of Trust and By-Laws; the Fund's prospectus, statement of additional information and undertakings; and such other limitations, policies and procedures as the Trustees may impose from time to time in writing to the Advisor (collectively, the "Investment Policies"). In providing such services, the Advisor shall at all times adhere to the provisions and restrictions contained in the federal securities laws, applicable state securities laws, the Internal Revenue Code of 1986, the Uniform Commercial Code and other applicable law.

Without limiting the generality of the foregoing, the Advisor shall: (i) furnish the Fund with advice and recommendations with respect to the investment of the Fund's assets and the purchase and sale of portfolio securities for the Fund, including the taking of such steps as may be necessary to implement such advice and recommendations (i.e., placing the orders); (ii) manage and oversee the investments of the Fund, subject to the ultimate supervision and direction of the Trust's Board of Trustees; (iii) vote proxies for the Fund, file ownership reports under Section 13 of the Securities Exchange Act of 1934 (the "1934 Act") for the Fund, and take other actions on behalf of the Fund; (iv) maintain the books and records required to be maintained by the Fund except to the extent arrangements have been made for such books and records to be maintained by the administrator or another agent of the Fund; (v) furnish reports, statements and other data on securities, economic conditions and other matters related to the investment of the Fund's assets which the Fund's administrator or distributor or the officers of the Trust may reasonably request; and (vi) render to the Trust's Board of Trustees such periodic and special reports with respect to the Fund's investment activities as the Board may reasonably request, including at least one in-person appearance annually before the Board of Trustees.

(b)BROKERAGE. The Advisor shall be responsible for decisions to buy and sell securities for the Fund, for broker-dealer selection, and for negotiation of brokerage commission rates, provided that the Advisor shall not direct orders to an affiliated person of the Advisor without general prior authorization to use such affiliated broker or dealer from the Trust's Board of Trustees. The Advisor's primary consideration in effecting a securities transaction will be execution at the most favorable price. In selecting a broker-dealer to execute each particular transaction, the Advisor may take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis. The price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

Subject to such policies as the Board of Trustees of the Trust may determine and consistent with Section 28(e) of the 1934 Act, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Fund to pay a broker or dealer that provides (directly or indirectly) brokerage or research services to the Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Advisor's overall responsibilities with respect to the Trust. Subject to the same policies and legal provisions, the Advisor is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Advisor, or any affiliate of either. Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Trust, indicating the broker-dealers to whom such allocations have been made and the basis therefor.

On occasions when the Advisor deems the purchase or sale of a security to be in the best interest of the Fund as well as of other clients, the Advisor, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Advisor in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to such other clients.

3.REPRESENTATIONS OF THE ADVISOR.

(a)The Advisor shall use its best judgment and efforts in rendering the advice and services to the Fund as contemplated by this Agreement. The Advisor shall maintain all licenses and registrations necessary to perform its duties hereunder in good order.

(b)The Advisor shall conduct its operations at all times in conformance with the Advisers Act, the Investment Company Act, and any other applicable state and/or self-regulatory organization regulations.

(c)The Advisor shall maintain errors and omissions insurance in an amount at least equal to that disclosed to the Board of Trustees in connection with their approval of this Agreement.

4.INDEPENDENT CONTRACTOR. The Advisor shall, for all purposes herein, be deemed to be an independent contractor, and shall, unless otherwise expressly provided and authorized to do so, have no authority to act for or represent the Trust or the Fund in any way, or in any way be deemed an agent for the Trust or for the Fund. It is expressly understood and agreed that the services to be rendered by the Advisor to the Fund under the provisions of this Agreement are not to be deemed exclusive, and the Advisor shall be free to render similar or different services to others so long as its ability to render the services provided for in this Agreement shall not be impaired thereby.

5.ADVISOR'S PERSONNEL. The Advisor shall, at its own expense, maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under this Agreement. Without limiting the generality of the foregoing, the staff and personnel of the Advisor shall be deemed to include persons employed or retained by the Advisor to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Advisor or the Trust's Board of Trustees may desire and reasonably request and any compliance staff and personnel required by the Advisor.

6.EXPENSES.

(a)With respect to the operation of the Fund, the Advisor shall be responsible for (i) the Fund's organizational expenses; (ii) providing the personnel, office space and equipment reasonably necessary for the operation of the Fund; (iii) the expenses of printing and distributing extra copies of the Fund's prospectus, statement of additional information, and sales and advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders) to the extent such expenses are not covered by any applicable plan adopted pursuant to Rule 12b-1 under the Investment Company Act (each, a "12b-1 Plan"); (iv) the costs of any special Board of Trustees meetings or shareholder meetings convened for the primary benefit of the Advisor; and (v) any costs of liquidating or reorganizing the Fund (unless such cost is otherwise allocated by the Board of Trustees). If the Advisor has agreed to limit the operating expenses of the Fund, the Advisor also shall be responsible on a monthly basis for any operating expenses that exceed the agreed upon expense limit.

(b)The Fund is responsible for and has assumed the obligation for payment of all of its expenses, other than as stated in Subparagraph 6(a) above, including but not limited to: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily net asset value and of maintaining its books of account required under the Investment Company Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund's shareholders and the Board of Trustees that are properly payable by the Fund; salaries and expenses of officers of the Trust, including without limitation the Trust's Chief Compliance Officer, and fees and expenses of members of the Board of Trustees or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Advisor; insurance premiums on property or personnel of the Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and statements of additional information of the Fund or other communications for distribution to existing shareholders which are covered by any 12b-1 Plan; legal, auditing and accounting fees; all or any portion of trade association dues or educational program expenses determined appropriate by the Board of Trustees; fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under applicable securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as herein otherwise prescribed.

(c)The Advisor may voluntarily or contractually absorb certain Fund expenses.

(d)To the extent the Advisor incurs any costs by assuming expenses which are an obligation of the Fund as set forth herein, the Fund shall promptly reimburse the Advisor for such costs and expenses, except to the extent the Advisor has otherwise agreed to bear such expenses. To the extent the services for which the Fund is obligated to pay are performed by the Advisor, the Advisor shall be entitled to recover from such Fund to the extent of the Advisor's actual costs for providing such services. In determining the Advisor's actual costs, the Advisor may take into account an allocated portion of the salaries and overhead of personnel performing such services.

(e)The Advisor may not pay fees in addition to any Fund distribution or servicing fees to financial intermediaries, including without limitation banks, broker-dealers, financial advisors, or pension administrators, for sub-administration, sub-transfer agency or any other shareholder servicing or distribution services associated with shareholders whose shares are held in omnibus or other group accounts, except with the prior authorization of the Trust's Board of Trustees. Where such arrangements are authorized by the Trust's Board of Trustees, the Advisor shall report regularly to the Trust on the amounts paid and the relevant financial institutions.

7.INVESTMENT ADVISORY AND MANAGEMENT FEE.

(a)The Fund shall pay to the Advisor, and the Advisor agrees to accept, as full compensation for all services furnished or provided to such Fund pursuant to this Agreement, an annual management fee at the rate set forth in Schedule A to this Agreement.

(b)The management fee shall be accrued daily by the Fund and paid to the Advisor on the first business day of the succeeding month.

(c)The initial fee under this Agreement shall be payable on the first business day of the first month following the effective date of this Agreement and shall be prorated as set forth below. If this Agreement is terminated prior to the end of any month, the fee to the Advisor shall be prorated for the portion of any month in which this Agreement is in effect which is not a complete month according to the proportion which the number of calendar days in the month during which the Agreement is in effect bears to the number of calendar days in the month, and shall be payable within ten (10) days after the date of termination.

(d)The fee payable to the Advisor under this Agreement will be reduced to the extent of any receivable owed by the Advisor to the Fund and as required under any expense limitation applicable to the Fund.

(e)The Advisor voluntarily may reduce any portion of the compensation or reimbursement of expenses due to it pursuant to this Agreement and may agree to make payments to limit the expenses which are the responsibility of the Fund under this Agreement. Any such reduction or payment shall be applicable only to such specific reduction or payment and shall not constitute an agreement to reduce any future compensation or reimbursement due to the Advisor hereunder or to continue future payments. Any such reduction will be agreed to prior to accrual of the related expense or fee and will be estimated daily and reconciled and paid on a monthly basis.

(f)Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, within the following 36 months if the aggregate amount actually paid by the Fund toward the operating expenses for such period (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. Under the expense limitation agreement, the Advisor may recoup reimbursements made of the Fund over the following 36 months. Any such reimbursement is also contingent upon Board of Trustees review and approval at time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses.

(g)The Advisor may agree not to require payment of any portion of the compensation or reimbursement of expenses otherwise due to it pursuant to this Agreement. Any such agreement shall be applicable only with respect to the specific items covered thereby and shall not constitute an agreement not to require payment of any future compensation or reimbursement due to the Advisor hereunder.

(h)Notwithstanding any provisions of this Agreement, the fees earned by the Advisor under this Agreement shall be held in an interest-bearing escrow account with the Fund's custodian. If a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act) approve this Agreement within 150 days from the Interim Agreement Date (as defined in Section 14 of this Agreement), the amount in the escrow account (including interest earned) will be paid to the Advisor. If a majority of the Fund's outstanding voting securities do not approve the Agreement by that date, the Advisor will be paid, out of the escrow account, with respect to the Fund, the lesser of (i) any cost incurred in performing this Agreement (plus interest earned on the amount while in escrow) or (ii) the total amount in the escrow account (plus interest earned) pursuant to this Agreement.

8.NO SHORTING; NO BORROWING. The Advisor agrees that neither it nor any of its officers or employees shall take any short position in the shares of the Fund. This prohibition shall not prevent the purchase of such shares by any of the officers or employees of the Advisor or any trust, pension, profit-sharing or other benefit plan for such persons or affiliates thereof, at a price not less than the net asset value thereof at the time of purchase, as allowed pursuant to rules promulgated under the Investment Company Act. The Advisor agrees that neither it nor any of its officers or employees shall borrow from the Fund or pledge or use the Fund's assets in connection with any borrowing not directly for the Fund's benefit. For this purpose, failure to pay any amount due and payable to the Fund for a period of more than thirty (30) days shall constitute a borrowing.

9.CONFLICTS WITH TRUST'S GOVERNING DOCUMENTS AND APPLICABLE LAWS. Nothing herein contained shall be deemed to require the Trust or the Fund to take any action contrary to the Trust's Agreement and Declaration of Trust, By-Laws, or any applicable statute or regulation, or to relieve or deprive the Board of Trustees of its responsibility for and control of the conduct of the affairs of the Trust and Fund. In this connection, the Advisor acknowledges that the Trustees retain ultimate plenary authority over the Fund and may take any and all actions necessary and reasonable to protect the interests of shareholders.

10.REPORTS AND ACCESS. The Advisor agrees to supply such information to the Fund's administrator and to permit such compliance inspections by the Fund's administrator as shall be reasonably necessary to permit the administrator to satisfy its obligations and respond to the reasonable requests of the Board of Trustees.

11.ADVISOR'S LIABILITIES AND INDEMNIFICATION.

(a)The Advisor shall have responsibility for the accuracy and completeness (and liability for the lack thereof) of the statements in the Fund's offering materials (including the prospectus, the statement of additional information, advertising and sales materials), except for information supplied by the administrator or the Trust or another third party for inclusion therein. The Advisor shall be liable to the Fund for any loss (including brokerage charges) incurred by the Fund as a result of any improper investment made by the Advisor in contradiction of the Investment Policies.

(b)In the absence of willful misfeasance, bad faith, negligence, or reckless disregard of the obligations or duties hereunder on the part of the Advisor, the Advisor shall not be subject to liability to the Trust or the Fund or to any shareholder of the Fund for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security by the Fund. Notwithstanding the foregoing, federal securities laws and certain state laws impose liabilities under certain circumstances on persons who have acted in good faith, and therefore nothing herein shall in any way constitute a waiver or limitation of any rights which the Trust, the Fund or any shareholder of the Fund may have under any federal securities law or state law.

(c)Each party to this Agreement shall indemnify and hold harmless the other party and the shareholders, directors, officers and employees of the other party (any such person, an "Indemnified Party'') against any loss, liability, claim, damage or expense (including the reasonable cost of investigating and defending any alleged loss, liability, claim, damage or expenses and reasonable counsel fees incurred in connection therewith) arising out of the Indemnifying Party's performance or non-performance of any duties under this Agreement; provided, however, that nothing herein shall be deemed to protect any Indemnified Party against any liability to which such Indemnified Party would otherwise be subject by reason of willful misfeasance, bad faith or negligence in the performance of duties hereunder or by reason of reckless disregard of obligations and duties under this Agreement.

(d)No provision of this Agreement shall be construed to protect any Trustee or officer of the Trust, or officer of the Advisor, from liability in violation of Sections 17(h) and (i) of the Investment Company Act.

12.NON-EXCLUSIVITY; TRADING FOR ADVISOR'S OWN ACCOUNT. The Trust's employment of the Advisor is not an exclusive arrangement. The Trust may from time to time employ other individuals or entities to furnish it with the services provided for herein. Likewise, the Advisor may act as investment adviser for any other person, and shall not in any way be limited or restricted from buying, selling or trading any securities for its or their own accounts or the accounts of others for whom it or they may be acting; provided, however, that the Advisor expressly represents that it will undertake no activities which will adversely affect the performance of its obligations to the Fund under this Agreement; and provided further that the Advisor will adhere to a code of ethics governing employee trading and trading for proprietary accounts that conforms to the requirements of the Investment Company Act and the Advisers Act and has been approved by the Board of Trustees.

13.TRANSACTIONS WITH OTHER INVESTMENT ADVISERS. The Advisor is not an affiliated person of any investment adviser responsible for providing advice with respect to any other series of the Trust, or of any promoter, underwriter, officer, director, member of an advisory board or employee of any other series of the Trust. The Advisor shall not consult with the investment adviser of any other series of the Trust concerning transactions for the Fund or any other series of the Trust.

14.EFFECTIVENESS AND DURATION OF AGREEMENT. This Agreement shall be effective as an interim agreement as described in Rule 15a 4 under the Investment Company Act commencing on the date hereof (the "Interim Agreement Date"), and shall continue in effect until the earlier of (i) 150 days after the date hereof, (ii) termination of this Agreement for any reason by the Board of Trustees of the Trust.

15.TERMINATION; NO ASSIGNMENT.

(a)This Agreement may be terminated by the Trust on behalf of the Fund at any time without payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the

Fund, upon sixty (60) days' written notice to the Advisor, and by the Advisor upon sixty (60) days' written notice to the Fund. In the event of a termination, the Advisor shall cooperate in the orderly transfer of the Fund's affairs and, at the request of the Board of Trustees, transfer any and all books and records of the Fund maintained by the Advisor on behalf of the Fund.

(b)This Agreement shall terminate automatically in the event of any transfer or assignment thereof, as defined in the Investment Company Act.

16.NONPUBLIC PERSONAL INFORMATION. Notwithstanding any provision herein to the contrary, the Advisor agrees on behalf of itself and its managers, members, officers, and employees (1) to treat confidentially and as proprietary information of the Trust (a) all records and other information relative to the Fund's prior, present, or potential shareholders (and clients of said shareholders) and (b) any Nonpublic Personal Information, as defined under Section 248.3(t) of Regulation S-P ("Regulation S-P"), promulgated under the Gramm-Leach-Billey Act (the "G-L-B Act"); and (2) except after prior notification to and approval in writing by the Trust, not to use such records and information for any purpose other than the performance of its responsibilities and duties hereunder, or as otherwise permitted by Regulation S-P or the G-L-B Act, and if in compliance therewith, the privacy policies adopted by the Trust and communicated in writing to the Advisor. Such written approval shall not be unreasonably withheld by the Trust and may not be withheld where the Advisor may be exposed to civil or criminal contempt or other proceedings for failure to comply after being requested to divulge such information by duly constituted authorities.

17.ANTI-MONEY LAUNDERING COMPLIANCE. The Advisor acknowledges that, in compliance with the Bank Secrecy Act, as amended, the USA PATRIOT Act, and any implementing regulations thereunder (together, "AML Laws"), the Trust has adopted an Anti-Money Laundering Policy. The Advisor agrees to comply with the Trust's Anti-Money Laundering Policy and the AML Laws, as the same may apply to the Advisor, now and in the future. The Advisor further agrees to provide to the Trust and/or the administrator such reports, certifications and contractual assurances as may be reasonably requested by the Trust. The Trust may disclose information regarding the Advisor to governmental and/or regulatory or self- regulatory authorities to the extent required by applicable law or regulation and may file reports with such authorities as may be required by applicable law or regulation.

18.CERTIFICATIONS; DISCLOSURE CONTROLS AND PROCEDURES. The Advisor acknowledges that, in compliance with the Sarbanes-Oxley Act of 2002 (the "Sarbanes-Oxley Act"), and the implementing regulations promulgated thereunder, the Trust and the Fund are required to make certain certifications and have adopted disclosure controls and procedures. To the extent reasonably requested by the Trust, the Advisor agrees to use its best efforts to assist the Trust and the Fund in complying with the Sarbanes- Oxley Act and implementing the Trust's disclosure controls and procedures. The Advisor agrees to inform the Trust of any material development related to the Fund that the Advisor reasonably believes is relevant to the Fund's certification obligations under the Sarbanes-Oxley Act.

19.SEVERABILITY. If any provision of this Agreement shall be held or made invalid by a court decision, statute or rule, or shall be otherwise rendered invalid, the remainder of this Agreement shall not be affected thereby.

20.CAPTIONS. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect.

21.GOVERNING LAW. This Agreement shall be governed by, and construed in accordance with, the laws of the State of Delaware without giving effect to the conflict of laws principles of Delaware or any other jurisdiction; provided that nothing herein shall be construed to preempt, or to be inconsistent with, any federal law, regulation or rule, including the Investment Company Act and the Advisers Act and any rules and regulations promulgated thereunder.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed by their duly authorized officers, all on the day and year first above written.

	PROFESSIONALLY	MANAGED		VOYA	INVESTMENT
	PORTFOLIOS			MANAGEMENT CO. LLC
On behalf of the TCM Small Cap
Growth Fund
By:	/s/ Carl G. Gee		By:	/s/ Marie E. Picard
Name:	Carl G. Gee, Esq.		Name:	Marie Picard
Title:	Secretary and Vice President		Title:	Senior Vice	President and
Assistant Secretary

SCHEDULE A
Series or Fund of Professionally Managed Portfolios	Annual Fee Rate
TCM Small Cap Growth Fund	0.80% of average daily net assets

PART B

Voya Equity Trust

Statement of Additional Information

January 28, 2022

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:
TCM SMALL CAP GROWTH FUND	VOYA SMALL CAP GROWTH FUND
(A series of Professionally Managed Portfolios)	(A series of Voya Equity Trust)
615 East Michigan Street	7337 East Doubletree Ranch Road, Suite 100
Milwaukee, Wisconsin 53202	Scottsdale, Arizona 85258-2034
1-800-536-3230	1-800-992-0180

This Statement of Additional Information of Voya Small Cap Growth Fund ("SAI") is available to the shareholders of TCM Small Cap Growth Fund, a series of Professionally Managed Portfolios, in connection with a proposed transaction whereby all of the assets and liabilities of TCM Small Cap Growth Fund will be transferred to Voya Small Cap Growth Fund (together with TCM Small Cap Growth Fund, the "Funds", each a "Fund"), a series of Voya Equity Trust ("VET"), in exchange for shares of Voya Small Cap Growth Fund (the "Reorganization").

In addition to the information included in this SAI, the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission, are incorporated by reference herein:

1.The SAI for TCM Small Cap Growth Fund, as supplemented, dated January 28, 2022, as filed on January 26, 2022 (File No: 811-06400).

2.The audited financial statements contained in the Annual Report of TCM Small Cap Growth Fund dated September 30, 2021, as filed on December 7, 2021 (File No. 811-05037). No other parts of this Annual Report are incorporated herein by reference.

Because Voya Small Cap Growth Fund had not yet commenced operations as of the date of this SAI, no financial statements, annual or semi-annual reports for Voya Small Cap Growth Fund are available at this time.

This SAI is not a prospectus. A Proxy Statement/Prospectus dated January 28, 2022, relating to the Reorganization of TCM Small Cap Growth Fund may be obtained, without charge, upon request to the TCM Small Cap Growth Fund by calling 1-800-536-3230. This SAI should be read in conjunction with the Proxy Statement/Prospectus.

1

TABLE OF CONTENTS
Additional Information about Voya Small Cap Growth Fund	3
Independent Registered Public Accounting Firms	3
Pro Forma Financial Information	3
Appendix A: Preliminary Statement of Additional of Voya Small Cap Growth Fund	4

2

Additional Information about Voya Small Cap Growth Fund

Attached hereto as Appendix A is the Preliminary Statement of Additional Information of Voya Small Cap Growth Fund.

Independent Registered Public Accounting Firms

Ernst & Young LLP serves as an independent registered public accounting firm for Voya Small Cap Growth Fund. Ernst & Young LLP provides audit services and tax return preparation services. Ernst & Young LLP is located at 200 Clarendon Street, Boston, Massachusetts 02116.

Tait, Weller & Baker LLP ("TWB, LLP"), Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, serves as independent registered public accounting firm for TCM Small Cap Growth Fund. The financial statements and notes thereto incorporated by reference have been audited by TWB, LLP, as indicated in their report with respect thereto, and are incorporated by reference in reliance on the authority of their report as experts in accounting and auditing.

Supplemental Financial Information

Rule 6-11(d)(2) under Regulation S-X requires that, with respect to any fund acquisition, registered investment companies must provide certain supplemental financial information in lieu of pro forma financial statements required by Regulation S-X. For this reason, pro forma financial statements of Voya Small Cap Growth Fund are not included in this SAI.

A table showing the fees of Voya Small Cap Growth Fund and TCM Small Cap Growth Fund, and the fees and expenses of the Voya Small Cap Growth Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the section entitled "Proposal 1: Approval of the Reorganization- How do the fees and expenses compare?" of the Proxy Statement/Prospectus.

The Reorganization will not result in a material change to TCM Small Cap Growth Fund's investment portfolio due to the investment restrictions of the Acquiring Fund. As a result, a schedule of investments of TCM Small Cap Growth Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made in the ordinary course to TCM Small Cap Growth Fund's portfolio in advance of the Reorganization and/or Voya Small Cap Growth Fund's portfolio following the Reorganization.

There are no material differences in accounting policies of the TCM Small Cap Growth Fund as compared to those of Voya Small Cap Growth Fund.

3

Appendix A

Statement of Additional Information for Voya Small Cap Growth Fund

4

INTRODUCTION AND GLOSSARY

This SAI is designed to elaborate upon information contained in the Fund's Prospectus, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of some of the Fund's securities and investment techniques. Some investment techniques are described only in the Prospectus and are not repeated here.

Capitalized terms used, but not defined, in this SAI have the same meaning as in the Prospectus and some additional terms are defined particularly for this SAI.

Following are definitions of general terms that may be used throughout this SAI:

1933 Act: Securities Act of 1933, as amended

1934 Act: Securities Exchange Act of 1934, as amended

1940 Act: Investment Company Act of 1940, as amended

Adviser: Voya Investments, LLC or Voya Investments (formerly, ING Investments, LLC)

Affiliated Fund: A fund within the Voya family of funds

Board: The Board of Trustees for the Trust

Business Day: Each day the NYSE opens for regular trading

CDSC: Contingent deferred sales charge

CFTC: United States Commodity Futures Trading Commission

Code: Internal Revenue Code of 1986, as amended

Distributor: Voya Investments Distributor, LLC (formerly, ING Investments Distributor, LLC)

Distribution Agreement: The Distribution Agreement for the Fund, as described herein

ETF: Exchange Traded Fund

EU: European Union

Expense Limitation Agreement: The Expense Limitation Agreement(s) for the Fund, as described herein

FDIC: Federal Deposit Insurance Corporation

FHLMC: Federal Home Loan Mortgage Corporation

FINRA: Financial Industry Regulatory Authority, Inc.

Fiscal Year End of the Fund: May 31,

Fitch: Fitch Ratings

FNMA: Federal National Mortgage Association

Fund: One or more of the investment management companies listed on the front cover of this SAI

GNMA: Government National Mortgage Association

Independent Trustees: The Trustees of the Board who are not "interested persons" (as defined in the 1940 Act) of the Fund

Interested Trustees: The Trustees of the Board who are currently treated as "interested persons" (as defined in the 1940 Act) of the Fund

Investment Management Agreement: The Investment Management Agreement for the Fund, as described herein

IPO: Initial Public Offering

IRA: Individual Retirement Account

IRS: United States Internal Revenue Service

LIBOR: London Interbank Offered Rate

MLPs: Master Limited Partnerships

Moody's: Moody's Investors Service, Inc.

NAV: Net Asset Value

NRSRO: Nationally Recognized Statistical Rating Organization

NYSE: New York Stock Exchange

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OTC: Over-the-counter

Principal Underwriter: Voya Investments Distributor, LLC or the "Distributor"

Prospectus: One or more prospectuses for the Fund

REIT: Real Estate Investment Trust

REMICs: Real Estate Mortgage Investment Conduits

RIC: A "Regulated Investment Company," pursuant to the Code

Rule 12b-1: Rule 12b-1 (under the 1940 Act)

Rule 12b-1 Plan: A distribution and/or Shareholder Service Plan adopted under Rule 12b-1

S&L: Savings & Loan Association

S&P: S&P Global Ratings

SEC: United States Securities and Exchange Commission

Sub-Adviser: One or more sub-advisers for a Fund, as described herein

Sub-Advisory Agreement: The Sub-Advisory Agreement(s) for the Fund, as described herein

Underlying Funds: Unless otherwise stated, other mutual funds or ETFs in which the Fund may invest

Voya family of funds or the "funds": All of the RICs managed by Voya Investments

Voya IM: Voya Investment Management Co. LLC (formerly, ING Investment Management Co. LLC)

The Trust: Voya Equity Trust

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HISTORY OF THE TRUST

Voya Equity Trust, an open-end management investment company that is registered under the 1940 Act, was organized as a Massachusetts business trust in June 1998. On May 1, 2014, the name of the Trust changed from "ING Equity Trust" to "Voya Equity Trust."

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SUPPLEMENTAL DESCRIPTION OF FUND INVESTMENTS AND RISKS

Diversification

The Fund is classified as a "diversified" fund as that term is defined under the 1940 Act. The 1940 Act generally requires that a diversified fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or investments in securities of other investment companies).

Concentration

For purposes of the 1940 Act, concentration occurs when at least 25% of a Fund's assets are invested in any one industry. The Fund has a fundamental policy against concentration.

Investments, Investment Strategies, and Risks

The table on the following pages identifies various securities and investment techniques that the adviser or the sub-adviser may use in managing the Fund and provides a more detailed description of those securities and investment techniques along with the risks associated with them. The Fund may use any or all of these techniques at any one time, and the fact that the Fund may use a technique does not mean that the technique will be used. The Fund's transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Fund's investment objective, policies, and restrictions described in the Fund's Prospectus and/or in this SAI, as well as the federal securities laws. There can be no assurance that the Fund will achieve its investment objective. The Fund's investment objective, policies, investment strategies, and practices are non-fundamental unless otherwise indicated. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Fund's Prospectus. Where a particular type of security or investment technique is not discussed in the Fund's Prospectus that security or investment technique is not a principal investment strategy; and the Fund will not invest more than 5% of its assets in such security or investment technique.

Voya Small
Cap Growth
Asset Class/Investment Technique	Fund
Equity Securities

Commodities
Common Stocks	X

Convertible Securities	X
Initial Public Offerings	X

Master Limited Partnerships
Other Investment Companies and Pooled Investment Vehicles	X

Preferred Stocks	X
Private Investments in Public Companies

Real Estate Securities and Real Estate Investment Trusts	X
Small- and Mid-Capitalization Issuers	X

Special Purpose Acquisition Companies
Special Situation Issuers

Trust Preferred Securities
Debt Instruments

Asset-Backed Securities	X
Bank Instruments	X

Commercial Paper	X
Corporate Debt Instruments

Credit-Linked Notes
Custodial Receipts and Trust Certificates

Delayed Funding Loans and Revolving Credit Facilities
Event-Linked Bonds

Floating or Variable Rate Instruments
Guaranteed Investment Contracts

High Yield Securities
Inflation-Indexed Bonds

Inverse Floating Rate Securities

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Voya Small
Cap Growth
Asset Class/Investment Technique	Fund
Mortgage-Related Securities

Municipal Securities
Senior and Other Bank Loans

U.S. Government Securities and Obligations
Zero-Coupon, Deferred Interest and Pay-in-Kind Bonds

Foreign Investments
Depositary Receipts	X

Emerging Market Investments	X
Eurodollar and Yankee Dollar Instruments

Foreign Currencies
Sovereign Debt

Supranational Entities
Derivative Instruments

Forward Commitments
Futures Contracts	X

Hybrid Instruments
Options	X

Participatory Notes
Rights and Warrants	X

Swap Transactions and Options on Swap Transactions
Other Investment Techniques

Borrowing	X
Illiquid Securities	X

Participation on Creditors Committees
Repurchase Agreements	X

Restricted Securities
Reverse Repurchase Agreements and Dollar Roll Transactions

Securities Lending	X
Short Sales

To Be Announced Sale Commitments
When-Issued Securities and Delayed-Delivery Transactions	—

EQUITY SECURITIES

Commodities: Commodities include equity securities of "hard assets companies" and derivative securities and instruments whose value is linked to the price of a commodity or a commodity index. The term "hard assets companies" includes companies that directly or indirectly (whether through supplier relationship, servicing agreements or otherwise) primarily derive their revenue or profit from exploration, development, production, distribution or facilitation of processes relating to precious metals (including gold), base and industrial metals, energy, natural resources and other commodities. Commodities values may be highly volatile, and may decline rapidly and without warning. The values of commodity issuers will typically be substantially affected by changes in the values of their underlying commodities. Securities of commodity issuers may experience greater price fluctuations than the relevant hard asset. In periods of rising hard asset prices, such securities may rise at a faster rate and, conversely, in times of falling commodity prices, such securities may suffer a greater price decline. Some hard asset issuers may be subject to the risks generally associated with extraction of natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Because many commodity issuers have significant operations in many countries worldwide (including emerging markets), their securities may be more exposed than those of other issuers to unstable political, social and economic conditions, including expropriation and disruption of licenses or operations.

Common Stocks: Common stock represents an equity or ownership interest in an issuer. A common stock may decline in value due to an actual or perceived deterioration in the prospects of the issuer, an actual or anticipated reduction in the rate at which dividends are paid, or other factors affecting the value of an investment, or due to a decline in the values of stocks generally or of stocks of issuers in a particular industry or market sector. The values of common stocks may be highly volatile. If an issuer of common stock is liquidated or declares bankruptcy, the claims of owners of debt instruments and preferred stock take precedence over the claims of those who own common stock, and as a result the common stock could become worthless.

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Convertible Securities: Convertible securities are hybrid securities that combine the investment characteristics of debt instruments and common stocks. Convertible securities typically consist of debt instruments or preferred stock that may be converted (on a voluntary or mandatory basis) within a specified period of time (normally for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. Convertible securities also include debt instruments with warrants or common stock attached and derivatives combining the features of debt instruments and equity securities. Other convertible securities with additional or different features and risks may become available in the future. Convertible securities involve risks similar to those of both debt instruments and equity securities. In a corporation's capital structure, convertible securities are senior to common stock but are usually subordinated to senior debt instruments of the issuer.

The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed-income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer, and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like a nonconvertible debt instruments or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. In that circumstance, the convertible security takes on the characteristics of a debt instrument, and the price moves in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. In that case, the convertible security's price may be as volatile as that of common stock. Because both interest rates and market movements can influence its value, a convertible security generally is not as sensitive to interest rates as a similar debt security, nor is it as sensitive to changes in share price as its underlying equity security. Convertible securities are often rated below investment grade or are not rated, and they are generally subject to greater levels of credit risk and liquidity risk.

Contingent Convertible Securities ("CoCos"): CoCos are a form of hybrid fixed-income debt instrument. They are subordinated instruments that are designed to behave like bonds or preferred equity in times of economic health for the issuer, yet absorb losses when a pre-determined trigger event affecting the issuer occurs. CoCos are either convertible into equity at a predetermined share price or written down if a pre-specified trigger event occurs. Trigger events vary by individual security and are defined by the documents governing the contingent convertible security. Such trigger events may include a decline in the issuer's capital below a specified threshold level, an increase in the issuer's risk-weighted assets, the share price of the issuer falling to a particular level for a certain period of time, and certain regulatory events. CoCos are subject to credit, interest rate, high-yield securities, foreign investments and market risks associated with both debt instruments and equity securities. In addition, CoCos have no stated maturity and have fully discretionary coupons. If the CoCos are converted into the issuer's underlying equity securities following a conversion event, each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument, hence worsening the holder's standing in a bankruptcy.

Initial Public Offerings: The value of an issuer's securities may be highly unstable at the time of its IPO and for a period thereafter due to factors such as market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available, and limited availability of investor information. Securities purchased in an IPO may be held for a very short period of time. As a result, investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders. Investors in IPOs can be adversely affected by substantial dilution of the value of their shares due to sales of additional shares, and by concentration of control in existing management and principal shareholders.

Investments in IPOs may have a substantial beneficial effect on investment performance. Investment returns earned during a period of substantial investment in IPOs may not be sustained during other periods of more-limited, or no, investments in IPOs. In addition, as an investment portfolio increases in size, the impact of IPOs on performance will generally decrease. Investment in securities offered in an IPO may lose money. There can be no assurance that investments in IPOs will be available or improve performance. Investments in secondary public offerings may be subject to certain of the foreign risks. The Fund will not necessarily participate in an IPO in which other mutual funds or accounts managed by the Adviser or Sub-Adviser participate.

Master Limited Partnerships: Master limited partnerships ("MLPs") typically are characterized as "publicly traded partnerships" that qualify to be treated as partnerships for U.S. federal income tax purposes and are typically engaged in one or more aspects of the exploration, production, processing, transmission, marketing, storage or delivery of energy-related commodities, such as natural gas, natural gas liquids, coal, crude oil or refined petroleum products. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among unit holders, subordinated unit holders, and the general partner of an MLP, including those arising from incentive distribution payments. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based issuers.

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The manner and extent of direct and indirect investments in MLPs and limited liability companies may be limited by an intention to qualify as a regulated investment company under the Code, and any such investments may adversely affect the ability of an investment company to so qualify.

Other Investment Companies and Pooled Investment Vehicles: Securities of other investment companies and pooled investment vehicles, including shares of closed-end investment companies, unit investment trusts, ETFs, open-end investment companies, and private investment funds represent interests in managed portfolios that may invest in various types of instruments. Investing in another investment company or pooled investment vehicle exposes the Fund to all the risks of that other investment company or pooled investment vehicle as well as additional expenses at the other investment company or pooled investment vehicle-level, such as a proportionate share of portfolio management fees and operating expenses. Such expenses are in addition to the expenses the Fund pays in connection with its own operations. Investing in a pooled investment vehicle involves the risk that the vehicle will not perform as anticipated. The amount of assets that may be invested in another investment company or pooled investment vehicle or in other investment companies or pooled investment vehicles generally may be limited by applicable law.

The securities of other investment companies, particularly closed-end funds, may be leveraged and, therefore, will be subject to the risks of leverage. The securities of closed-end investment companies and ETFs carry the risk that the price paid or received may be higher or lower than their NAV. Closed-end investment companies and ETFs are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other factors.

In making decisions on the allocation of the assets in other investment companies, the Adviser and Sub-Adviser are subject to several conflicts of interest when they serve as the Adviser and Sub-Adviser to one or more of the other investment companies. These conflicts could arise because the Adviser or Sub-Adviser or their affiliates earn higher net advisory fees (the advisory fee received less any sub-advisory fee paid and fee waivers or expense subsidies) on some of the other investment companies than others. For example, where the other investment companies have a sub-adviser that is affiliated with the Adviser, the entire advisory fee is retained by a Voya company. Even where the net advisory fee is not higher for other investment companies sub-advised by an affiliate of the Adviser or Sub-Adviser, the Adviser and Sub-Adviser may have an incentive to prefer affiliated sub-advisers for other reasons, such as increasing assets under management or supporting new investment strategies, which in turn would lead to increased income to Voya. Further, the Adviser and Sub-Adviser may believe that redemption from another investment company will be harmful to that investment company, the Adviser and Sub-Adviser or an affiliate. Therefore, the Adviser and Sub-Adviser may have incentives to allocate and reallocate in a fashion that would advance its own economic interests, the economic interests of an affiliate, or the interests of another investment company.

The Adviser has informed the Board that its investment process may be influenced by an affiliated insurance company that issues financial products in which the Fund may be offered as an investment option. In certain of those products an affiliated insurance company may offer guaranteed lifetime income or death benefits. The Adviser's and Sub-Adviser's investment decisions, including their allocation decisions with respect to the other investment companies, may benefit the affiliated insurance company issuing such benefits. For example, selecting and allocating assets to other investment companies which invest primarily in debt instruments or in a more conservative or less volatile investment style, may reduce the regulatory capital requirements which the affiliated insurance company must satisfy to support its guarantees under its products, may help reduce the affiliated insurance company's risk from the lifetime income or death benefits, or may make it easier for the insurance company to manage its risk through the use of various hedging techniques.

The Adviser and Sub-Adviser have adopted various policies and procedures that are intended to identify, monitor, and address actual or potential conflicts of interest. Nonetheless, investors bear the risk that the Adviser's and Sub-Adviser's allocation decisions may be affected by their conflicts of interest.

New SEC Rule 12d1-4 under the 1940 Act, which became effective on January 19, 2021, is designed to streamline and enhance the regulatory framework for funds of funds arrangements. Rule 121d1-4 permits acquiring funds to invest in the securities of other registered investment companies beyond certain statutory limits, subject to certain conditions. In connection with this rule, the SEC rescinded Rule 12d1-2 under the 1940 Act and most fund of funds exemptive orders, effective January 19, 2022.

Exchange-Traded Funds: ETFs are investment companies whose shares trade like a stock throughout the day. Certain ETFs use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. Other ETFs are actively managed (i.e., they do not seek to replicate the performance of a particular index). The value of an ETF's shares will change based on changes in the values of the investments it holds. The value of an ETF's shares will also likely be affected by factors affecting trading in the market for those shares, such as illiquidity, exchange or market rules, and overall market volatility. The market price for ETF shares may be higher or lower than the ETF's NAV. The timing and magnitude of cash flows in and out of an ETF could create cash balances that act as a drag on the ETF's performance. An active secondary market in an ETF's shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. Substantial market or other disruptions affecting ETFs could adversely affect the liquidity and value of the shares of the Fund to the extent it invests in ETFs. There can be no assurance an ETF's shares will continue to be listed on an active exchange.

Holding Company Depositary Receipts: Holding Company Depositary Receipts ("HOLDRs") are securities that represent beneficial ownership in a group of common stocks of specified issuers in a particular industry. HOLDRs are typically organized as grantor trusts, and are generally not required to register as investment companies under the 1940 Act. Each HOLDR initially owns a set number of stocks, and the composition of a HOLDR does not change after issue, except in special cases like corporate mergers, acquisitions or other specified events. As a result, stocks selected for those HOLDRs with a sector focus may not remain the largest and most liquid in their industry,

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and may even leave the industry altogether. If this happens, HOLDRs invested may not provide the same targeted exposure to the industry that was initially expected. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diversified and creating more risk.

Private Funds: Private funds are private investment funds, pools, vehicles, or other structures, including hedge funds and private equity funds. They may be organized as corporations, partnerships, trusts, limited partnerships, limited liability companies, or any other form of business organization (collectively, "Private Funds"). Investments in Private Funds may be highly speculative and highly volatile and may produce gains or losses at rates that exceed those of the Fund's other holdings and of publicly offered investment pools. Private Funds may engage actively in short selling. Private Funds may utilize leverage without limit and, to the extent the Fund invests in Private Funds that utilize leverage, the Fund will indirectly be exposed to the risks associated with that leverage and the values of its shares may be more volatile as a result.

Many Private Funds invest significantly in issuers in the early stages of development, including issuers with little or no operating history, issuers operating at a loss or with substantial variation in operation results from period to period, issuers with the need for substantial additional capital to support expansion or to maintain a competitive position, or issuers with significant financial leverage. Such issuers may also face intense competition from others including those with greater financial resources or more extensive development, manufacturing, distribution or other attributes, over which the Fund will have no control.

Interests in a Private Fund will be subject to substantial restrictions on transfer and, in some instances, may be non-transferable for a period of years. Private Funds may participate in only a limited number of investments and, as a consequence, the return of a particular Private Fund may be substantially adversely affected by the unfavorable performance of even a single investment. Certain Private Funds may pay their investment managers a fee based on the performance of the Private Fund, which may create an incentive for the manager to make investments that are riskier or more speculative than would be the case if the manager was paid a fixed fee. Private Funds are not registered under the 1940 Act and, consequently, are not subject to the restrictions on affiliated transactions and other protections applicable to registered investment companies. The valuations of securities held by Private Funds, which are generally unlisted and illiquid, may be very difficult and will often depend on the subjective valuation of the managers of the Private Funds, which may prove to be inaccurate. Inaccurate valuations of a Private Fund's portfolio holdings will affect the ability of the Fund to calculate its net asset value accurately.

Preferred Stocks: Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer.

Preferred stocks may pay fixed or adjustable rates of return. Preferred stock dividends may be cumulative or noncumulative, fixed, participating, auction rate or other. If interest rates rise, a fixed dividend on preferred stocks may be less attractive, causing the value of preferred stocks to decline either absolutely or relative to alternative investments. Preferred stock may have mandatory sinking fund provisions, as well as provisions that allow the issuer to redeem or call the stock.

Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, because a substantial portion of the return on a preferred stock may be the dividend, its value may react similarly to that of a debt instrument to changes in interest rates. An issuer's preferred stock generally pays dividends only after the issuer makes required payments to holders of its debt instruments and other debt. For this reason, the value of preferred stock will usually react more strongly than debt instruments to actual or perceived changes in the issuer's financial condition or prospects. Preferred stocks of smaller issuers may be more vulnerable to adverse developments than preferred stock of larger issuers.

Private Investments in Public Companies: In a typical private placement by a publicly-held company ("PIPE") transaction, a buyer will acquire, directly from an issuer seeking to raise capital in a private placement pursuant to Regulation D under the 1933 Act, common stock or a security convertible into common stock, such as convertible notes or convertible preferred stock. The issuer's common stock is usually publicly traded on a U.S. securities exchange or in the OTC market, but the securities acquired will be subject to restrictions on resale imposed by U.S. securities laws absent an effective registration statement. In recognition of the illiquid nature of the securities being acquired, the purchase price paid in a PIPE transaction (or the conversion price of the convertible securities being acquired) will typically be fixed at a discount to the prevailing market price of the issuer's common stock at the time of the transaction. As part of a PIPE transaction, the issuer usually will be contractually obligated to seek to register within an agreed upon period of time for public resale under the U.S. securities laws the common stock or the shares of common stock issuable upon conversion of the convertible securities. If the issuer fails to so register the shares within that period, the buyer may be entitled to additional consideration from the issuer (e.g. warrants to acquire additional shares of common stock), but the buyer may not be able to sell its shares unless and until the registration process is successfully completed. Thus PIPE transactions present certain risks not associated with open market purchases of equities.

Among the risks associated with PIPE transactions is the risk that the issuer may be unable to register for public resale the shares in a timely manner or at all, in which case the shares may be saleable only in a privately negotiated transaction at a price less than that paid, assuming a suitable buyer can be found. Disposing of the securities may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. Even if the shares are registered for public resale, the market for the issuer's securities may nevertheless be "thin" or illiquid, making the sale of securities at desired prices or in desired quantities difficult or impossible.

While private placements may offer attractive opportunities not otherwise available in the open market, the securities purchased are usually "restricted securities" or are "not readily marketable." Restricted securities cannot be sold without being registered under the 1933 Act, unless they are sold pursuant to an exemption from registration (such as Rules 144 or 144A under the 1933 Act). Securities that are not readily marketable are subject to other legal or contractual restrictions on resale.

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Real Estate Securities and Real Estate Investment Trusts: Investments in equity securities of issuers that are principally engaged in the real estate industry are subject to certain risks associated with the ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limitations on access to capital; overbuilding; risks associated with leverage; market illiquidity; extended vacancies of properties; increase in competition, property taxes, capital expenditures and operating expenses; changes in zoning laws or other governmental regulation; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; tenant bankruptcies or other credit problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents, including decreases in market rates for rents; investment in developments that are not completed or that are subject to delays in completion; and changes in interest rates. To the extent that assets underlying the Fund's investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent. Investments by the Fund in securities of issuers providing mortgage servicing will be subject to the risks associated with refinancing and their impact on servicing rights.

In addition, if the Fund receives rental income or income from the disposition of real property acquired as result of a default on securities the Fund owns, the receipt of such income may adversely affect the Fund's ability to qualify as a RIC because of certain income source requirements applicable to RICs under the Code.

REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. The affairs of REITs are managed by the REIT's sponsor and, as such, the performance of the REIT is dependent on the management skills of the REIT's sponsor. REITs are not diversified, and are subject to the risks of financing projects. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investor's capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. REITs are subject to management fees and other expenses, and so the Fund that invests in REITs will bear its proportionate share of the costs of the REITs' operations. There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans; the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in real estate industry in general. The market value of REIT shares and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, failing to maintain their eligibility for favorable tax-treatment under the Code and for exemptions from registration under the 1940 Act, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws and other factors beyond the control of the issuers of the REITs.

REITs (especially mortgage REITs) are also subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of investments in REITs to decline. During periods when interest rates are declining, mortgages are often refinanced. Refinancing may reduce the yield on investments in mortgage REITs. In addition, since REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases.

Investing in certain REITs, which often have small market capitalizations, may also involve the same risks as investing in other small-capitalization issuers. REITs may have limited financial resources and their securities may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger issuer securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks such as those included in the S&P 500® Index. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may involve significant amounts of leverage.

Small- and Mid-Capitalization Issuers: Issuers with smaller market capitalizations, including small- and mid-capitalization issuers, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger issuers, may have inexperienced managers or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices are often more volatile, than the securities of issuers with larger market capitalizations. Issuers with smaller market capitalizations may include issuers with a limited operating history (unseasoned issuers). Investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the issuer's management and less emphasis on fundamental valuation factors than would be the case for more mature issuers. In addition, investments in unseasoned issuers are more speculative and entail greater risk than do investments in issuers with an established operating record. The liquidation of significant positions in small- and mid-capitalization issuers with limited trading volume, particularly in a distressed market, could be prolonged and result in investment losses.

Special Purpose Acquisition Companies: The Fund may invest in stock, rights, and warrants of special purpose acquisition companies ("SPACs"). Also known as a "blank check company," a SPAC is a company with no commercial operations that is formed solely to raise capital from investors for the purpose of acquiring one or more existing private companies. The typical SPAC IPO involves the sale of units

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consisting of one share of common stock combined with one or more warrants or fractions of warrants to purchase common stock at a fixed price upon or after consummation of the acquisition. SPACs often have pre-determined time frames to make an acquisition after going public (typically two years) or the SPAC will liquidate, at which point invested funds are returned to the entity's shareholders (less certain permitted expenses) and any rights or warrants issued by the SPAC expire worthless. Unless and until an acquisition is completed, a SPAC generally holds its assets in U.S. government securities, money market securities and cash. To the extent the SPAC holds cash or similar securities, this may impact the Fund's ability to meet its investment objective.

Because SPACs have no operating history or ongoing business other than seeking acquisitions, the value of a SPAC's securities is particularly dependent on the ability of the entity's management to identify and complete a favorable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. At the time the Fund invests in a SPAC, there may be little or no basis for the Fund to evaluate the possible merits or risks of the particular industry in which the SPAC may ultimately operate or the target business which the SPAC may ultimately acquire. There is no guarantee that a SPAC in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.

It is possible that a significant portion of the funds raised by a SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction. Attractive acquisition or merger targets may become scarce if the number of SPACs seeking to acquire operating businesses increases. Only a thinly traded market for shares of or interests in a SPAC may develop, leaving the Fund unable to sell its interest in a SPAC or able to sell its interest only at a price below what the Fund believes is the SPAC security's value.

Special Situation Issuers: A special situation arises when, in the opinion of the manager, the securities of a particular issuer can be purchased at prices below the anticipated future value of the cash, securities or other consideration to be paid or exchanged for such securities solely by reason of a development applicable to that issuer and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Investments in special situations often involve much greater risk than is inherent in ordinary investment securities, because of the high degree of uncertainty that can be associated with such events.

If a security is purchased in anticipation of a proposed transaction and the transaction later appears unlikely to be consummated or in fact is not consummated or is delayed, the market price of the security may decline sharply. There is typically asymmetry in the risk/reward payout of special situations strategies – the losses that can occur in the event of deal break-ups can far exceed the gains to be had if deals close successfully. The consummation of a proposed transaction can be prevented or delayed by a variety of factors, including regulatory and antitrust restrictions, political developments, industry weakness, stock specific events, failed financings, and general market declines. Certain special situation investments prevent ownership interest therein from being withdrawn until the special situation investment, or a portion thereof, is realized or deemed realized, which may negatively impact Fund performance.

Trust Preferred Securities: Trust preferred securities have the characteristics of both subordinated debt and preferred stock. Generally, trust preferred securities are issued by a trust that is wholly owned by a financial institution or other corporate entity, typically a bank holding company. The financial institution creates the trust and owns the trust's common stocks, which may typically represent a small percentage of the trust's capital structure. The remainder of the trust's capital structure typically consists of trust preferred securities, which are sold to investors. The trust uses the sale proceeds of its common stocks to purchase subordinated debt instruments issued by the financial institution. The financial institution uses the proceeds from the sale of the subordinated debt instruments to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt instruments. The interests of the holders of the trust preferred securities are senior to those of common stockholders in the event that the financial institution is liquidated, although their interests are typically subordinated to those of other holders of other debt instruments issued by the financial institution. The primary advantage of this structure to the financial institution is that the trust preferred securities issued by the trust are treated by the financial institution as debt instruments for U.S. federal income tax purposes, the interest on which is generally a deductible expense for U.S. federal income tax purposes and as equity for the calculation of capital requirements.

The trust uses interest payments it receives from the financial institution to make dividend payments to the holders of the trust preferred securities. Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics of trust preferred securities include long-term maturities, early redemption option by the issuer, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt instruments. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders to sell their holdings. The condition of the financial institution can be considered when seeking to identify the risks of trust preferred securities as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities.

DEBT INSTRUMENTS

Asset-Backed Securities: Asset-backed securities are securities backed by home equity loans, installment sale contracts, credit card receivables or other assets. Asset-backed securities are "pass-through" securities, meaning that principal and interest payments – net of expenses

–made by the borrower on the underlying assets (such as credit card receivables) are passed through to the investor. The value of asset-backed securities based on fixed-income debt instruments, like that of traditional fixed-income debt instruments, typically increases when interest rates fall and decreases when interest rates rise. However, these asset-backed securities differ from traditional fixed-income debt instruments

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because of their potential for prepayment. The price paid for asset-backed securities, the yield expected from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets. In a period of declining interest rates, borrowers may prepay the underlying assets more quickly than anticipated, thereby reducing the yield to maturity and the average life of the asset-backed security. Moreover, when the proceeds of a prepayment are reinvested in these circumstances, a rate of interest will likely be received that is lower than the rate on the security that was prepaid. To the extent that asset-backed securities are purchased at a premium, prepayments may result in a loss to the extent of the premium paid. If such securities are bought at a discount, both scheduled payments and unscheduled prepayments generally will also result in the recognition of income. In a period of rising interest rates, prepayments of the underlying assets may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short- or intermediate-term at the time of purchase into a longer term security. Since the value of longer-term asset-backed securities generally fluctuates more widely in response to changes in interest rates than does the value of shorter term asset-backed securities maturity extension risk could increase volatility. When interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income debt instruments, and as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving loans, sales contracts, receivables and other obligations underlying asset-backed securities. The effects of COVID-19, and governmental responses to the effects of the pandemic may result in increased delinquencies and losses and may have other, potentially unanticipated, adverse effects on such investments and the markets for those investments.

The credit quality of asset-backed securities depends primarily on the quality of the underlying assets, the rights of recourse available against the underlying assets and/or the issuer, the level of credit enhancement, if any, provided for the securities, and the credit quality of the credit-support provider, if any. The values of asset-backed securities may be affected by other factors, such as the availability of information concerning the pool of assets and its structure, the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the pool of assets, the originator of the underlying assets, or the entities providing the credit enhancement. The market values of asset-backed securities also can depend on the ability of their servicers to service the underlying assets and are, therefore, subject to risks associated with servicers' performance. In some circumstances, a servicer's or originator's mishandling of documentation related to the underlying assets (e.g., failure to document a security interest in the underlying assets properly) may affect the rights of the security holders in and to the underlying assets. In addition, the insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security as well as costs and delays. Asset-backed securities that do not have the benefit of a security interest in the underlying assets present certain additional risks that are not present with asset-backed securities that do have a security interest in the underlying assets. For example, many securities backed by credit card receivables are unsecured.

Collateralized Debt Obligations: Collateralized Debt Obligations ("CDOs") are a type of asset-backed security and include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs"), and other similarly structured securities. A CBO is an obligation of a trust or other special purpose vehicle backed by a pool of bonds. A CLO is an obligation of a trust or other special purpose vehicle typically collateralized by a pool of loans, which may include senior secured and unsecured loans and subordinate corporate loans, including loans that may be rated below investment-grade, or equivalent unrated loans. CDOs may incur management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, which vary in risk and yield. The riskier portions are the residual, equity, and subordinate tranches, which bear some or all of the risk of default by the debt instruments or loans in the trust, and therefore protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches of a CBO trust or CLO trust typically have higher ratings and lower yields than junior tranches. Despite the protection from the riskier tranches, senior CBO or CLO tranches can experience substantial losses due to actual defaults (including collateral default), the total loss of the riskier tranches due to losses in the collateral, market anticipation of defaults, fraud by the trust, and the illiquidity of CBO or CLO securities.

The risks of an investment in a CDO largely depend on the type of underlying collateral securities and the tranche in which there are investments. Typically, CBOs, CLOs, and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid. CDOs are subject to the typical risks associated with debt instruments discussed elsewhere in this SAI and the Prospectus, including interest rate risk, prepayment and extension risk, credit risk, liquidity risk and market risk. Additional risks of CDOs include: (i) the possibility that distributions from collateral securities will be insufficient to make interest or other payments; (ii) the possibility that the quality of the collateral may decline in value or default, due to factors such as the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying collateral, remoteness of those collateral assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral, and the capability of the servicer of the securitized assets; and (iii) market and liquidity risks affecting the price of a structured finance investment, if required to be sold, at the time of sale. In addition, due to the complex nature of a CDO, an investment in a CDO may not perform as expected. An investment in a CDO also is subject to the risk that the issuer and the investors may interpret the terms of the instrument differently, giving rise to disputes.

Bank Instruments: Bank instruments include certificates of deposit ("CDs"), fixed-time deposits, and other debt and deposit-type obligations

(including promissory notes that earn a specified rate of return) issued by: (i) a U.S. branch of a U.S. bank; (ii) a non-U.S. branch of a U.S. bank; (iii) a U.S. branch of a non-U.S. bank; or (iv) a non-U.S. branch of a non-U.S. bank. Bank instruments may be structured as fixed-, variable- or floating-rate obligations.

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CDs typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of non-U.S. banks. Eurodollar certificates of deposit are CDs issued by non-U.S. banks with interest and principal paid in U.S. dollars. Eurodollar and Yankee Dollar CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered Rate or LIBOR. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances are a customary means of effecting payment for merchandise sold in import-export transactions and are a general source of financing. A fixed-time deposit is a bank obligation payable at a stated maturity date and bearing interest at a fixed rate. There are generally no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, although there is generally no market for such deposits. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Certain bank instruments, such as some CDs, are insured by the FDIC up to certain specified limits. Many other bank instruments, however, are neither guaranteed nor insured by the FDIC or the U.S. government. These bank instruments are "backed" only by the creditworthiness of the issuing bank or parent financial institution. U.S. and non-U.S. banks are subject to different governmental regulation. They are subject to the risks of investing in the particular issuing bank and of investing in the banking and financial services sector generally. Certain obligations of non-U.S. banks, including Eurodollar and Yankee dollar obligations, involve different and/or heightened investment risks than those affecting obligations of U.S. banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of U.S. banks;

(iii)a non-U.S. jurisdiction might impose withholding and other taxes at high levels on interest income; (iv) non-U.S. deposits may be seized or nationalized; (v) non-U.S. governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal and/or interest on those obligations; (vi) there may be less publicly available information concerning non-U.S. banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to non-U.S. banks may differ (including those that are less stringent) from those applicable to U.S. banks. Non-U.S. banks generally are not subject to examination by any U.S. government agency or instrumentality.

Commercial Paper: Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Commercial paper may consist of U.S. dollar- or foreign currency-denominated obligations of U.S. or non-U.S. issuers, and may be rated or unrated. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Section 4(a)(2) commercial paper is commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(a)(2) of the 1933 Act, as amended ("Section 4(a)(2) paper"). Section 4(a)(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(a)(2) paper is normally resold to other investors through or with the assistance of the issuer or dealers who make a market in Section 4(a)(2) paper, thus providing liquidity.

Corporate Debt Instruments: Corporate debt instruments are long and short term debt instruments typically issued by businesses to finance their operations. Corporate debt instruments are issued by public or private issuers, as distinct from debt instruments issued by a government or its agencies. The issuer of a corporate debt instrument typically has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal periodically or on a specified maturity date. The broad category of corporate debt instruments includes debt issued by U.S. or non-U.S. issuers of all kinds, including those with small-, mid- and large-capitalizations. The category also includes bank loans, as well as assignments, participations and other interests in bank loans. Corporate debt instruments may be rated investment-grade or below investment-grade and may be structured as fixed-, variable or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. They may also be senior or subordinated obligations. Because of the wide range of types and maturities of corporate debt instruments, as well as the range of creditworthiness of issuers, corporate debt instruments can have widely varying risk/return profiles.

Corporate debt instruments carry both credit risk and interest rate risk. Credit risk is the risk that an investor could lose money if the issuer of a corporate debt instrument is unable to pay interest or repay principal when it is due. Some corporate debt instruments that are rated below investment-grade (commonly referred to as "junk bonds") are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt instruments. The credit risk of a particular issuer's debt instrument may vary based on its priority for repayment. For example, higher-ranking (senior) debt instruments have a higher priority than lower ranking (subordinated) debt instruments. This means that the issuer might not make payments on subordinated debt instruments while continuing to make payments on senior debt instruments. In addition, in the event of bankruptcy, holders of higher-ranking senior debt instruments may receive amounts otherwise payable to the holders of more junior securities. The market value of corporate debt instruments may be expected to rise and fall inversely with interest rates generally. In general, corporate debt instruments with longer terms tend to fall more in value when interest rates rise than corporate debt instruments with shorter terms. The value of a corporate debt instrument may also be affected by supply and demand for similar or comparable securities in the marketplace. Fluctuations in the value of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in net asset value. Corporate debt instruments generally trade in the over-the-counter market and can be less liquid that other types of investments, particularly during adverse market and economic conditions.

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Credit-Linked Notes: Credit-linked notes are privately negotiated obligations whose returns are linked to the returns of one or more designated securities or other instruments that are referred to as "reference securities," such as an emerging market bond. A credit-linked note typically is issued by a special purpose trust or similar entity and is a direct obligation of the issuing entity. The entity, in turn, invests in debt instruments or derivative contracts in order to provide the exposure set forth in the credit-linked note. The periodic interest payments and principal obligations payable under the terms of the note typically are conditioned upon the entity's receipt of payments on its underlying investment. Purchasing a credit-linked note assumes the risk of the default or, in some cases, other declines in credit quality of the reference securities. There is also exposure to the issuer of the credit-linked note in the full amount of the purchase price of the note and the note is often not secured by the reference securities or other collateral.

The market for credit-linked notes may be or become illiquid. The number of investors with sufficient understanding to support transacting in the notes may be quite limited, and may include only the parties to the original purchase/sale transaction. Changes in liquidity may result in significant, rapid and unpredictable changes in the value for credit-linked notes. In certain cases, a market price for a credit-linked note may not be available and it may be difficult to determine a fair value of the note.

Custodial Receipts and Trust Certificates: Custodial receipts and trust certificates, which may be underwritten by securities dealers or banks, represent interests in instruments held by a custodian or trustee. The instruments so held may include U.S. government securities or other types of instruments. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying instruments, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. The holder of custodial receipts and trust certificates will bear its proportionate share of the fees and expenses charged to the custodial account or trust. There may also be investments in separately issued interests in custodial receipts and trust certificates. Custodial receipts may be issued in multiple tranches, representing different interests in the payment streams in the underlying instruments (including as to priority of payment).

In the event an underlying issuer fails to pay principal and/or interest when due, a holder could be required to assert its rights through the custodian bank, and assertion of those rights may be subject to delays, expenses, and risks that are greater than those that would have been involved if the holder had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying instruments have been deposited is determined to be an association taxable as a corporation instead of a non-taxable entity, the yield on the underlying instruments would be reduced by the amount of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that pay interest at rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below, or rise above, a specified rate. These instruments include inverse and range floaters. Because some of these instruments represent relatively recent innovations and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of instruments and may present greater potential for capital gain or loss, including potentially loss of the entire principal investment. The possibility of default by an issuer or the issuer's credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information, and an established secondary market for some instruments may not exist. In many cases, the IRS has not ruled on the tax treatment of the interest or payments received on such derivative instruments.

Delayed Funding Loans and Revolving Credit Facilities: Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans, up to a maximum amount, upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that, as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility (whereas, in the case of a delayed funding loan, such amounts may not be "re-borrowed"). Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. Agreeing to participate in a delayed fund loan or a revolving credit facility may have the effect of requiring an increased investment in an issuer at a time when such investment might not otherwise have been made (including at a time when the issuer's financial condition makes it unlikely that such amounts will be repaid). To the extent that there is such a commitment to advancing additional funds, assets that are determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board will at times be segregated, in an amount sufficient to meet such commitments.

Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer and only limited opportunities may exist to resell such instruments. As a result, such investments may not be sold at an opportune time or may have to be resold at less than fair market value.

Event-Linked Bonds: Event-linked exposure typically results in gains or losses depending on the occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, there may be a loss of a portion, or all, of the principal invested in the bond. If no trigger event occurs, the principal plus interest will be recovered. For some event-linked bonds, the trigger event or losses may be based on issuer-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Event-linked bonds often provide for extensions of maturity that are mandatory, or optional, at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred.

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Floating or Variable Rate Instruments: Variable and floating rate instruments are a type of debt instrument that provides for periodic adjustments in the interest rate paid on the instrument. Variable rate instruments provide for the automatic establishment of a new interest rate on set dates, while floating rate instruments provide for an automatic adjustment in the interest rate whenever a specified interest rate changes. Variable rate instruments will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

There is a risk that the current interest rate on variable and floating rate instruments may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate instruments are structured with liquidity features such as: (1) put options or tender options that permit holders (sometimes subject to conditions) to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries; or (2) auction rate features, remarketing provisions, or other maturity-shortening devices designed to enable the issuer to refinance or redeem outstanding debt instruments (market-dependent liquidity features). The market-dependent liquidity features may not operate as intended as a result of the issuer's declining creditworthiness, adverse market conditions, or other factors or the inability or unwillingness of a participating broker-dealer to make a secondary market for such instruments. As a result, variable or floating rate instruments that include market-dependent liquidity features may lose value and the holders of such instruments may be required to retain them for an extended period of time or indefinitely.

Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate instruments than on the market value of comparable fixed-income instruments. Thus, investing in variable and floating rate instruments generally allows less potential for capital appreciation and depreciation than investing in comparable fixed-income instruments.

Guaranteed Investment Contracts: Guaranteed Investment Contracts ("GICs") are issued by insurance companies. An insurance company issuing a GIC typically agrees, in return for the purchase price of the contract, to pay interest at an agreed upon rate (which may be a fixed or variable rate) and to repay principal. GICs typically guarantee that the interest rate will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. Generally, a GIC is not assignable or transferable without the permission of the issuing insurance company, and an active secondary market in GICs does not currently exist. In addition, the issuer may not be able to pay the principal amount to the Fund on seven days' notice or less, at which time the investment may be considered illiquid securities. GICs are not backed by the U.S. government nor are they insured by the FDIC. GICs are generally guaranteed only by the insurance companies that issue them.

High-Yield Securities: High-yield securities (commonly referred to as "junk bonds") are debt instruments that are rated below investment-grade. Investing in high-yield securities involves special risks in addition to the risks associated with investments in higher rated debt instruments. While investments in high-yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, investments in high-yield securities typically entail greater price volatility as well as principal and income risk. High-yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high-yield securities may be more complex than for issuers of higher quality debt instruments.

High-yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high-yield securities are likely to be sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high-yield security prices because the advent of a recession could lessen the ability of a highly leveraged issuer to make principal and interest payments on its debt instruments. If an issuer of high-yield securities defaults, in addition to risking payment of all or a portion of interest and principal, additional expenses to seek recovery may be incurred.

The secondary market on which high-yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which a high-yield security could be sold, and could adversely affect daily NAV. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield securities, especially in a thinly traded market. When secondary markets for high-yield securities are less liquid than the market for higher grade securities, it may be more difficult to value lower rated securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Each credit rating agency applies its own methodology in measuring creditworthiness and uses a specific rating scale to publish its ratings. For more information on credit agency ratings, please see Appendix A. Furthermore, high-yield debt securities may not be registered under the 1933 Act, and, unless so registered, the Fund will not be able to sell such high-yield debt securities except pursuant to an exemption from registration under the 1933 Act. This may further limit the Fund's ability to sell high-yield debt securities or to obtain the desired price for such securities.

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Special tax considerations are associated with investing in high-yield securities structured as zero-coupon or pay-in-kind instruments. Income accrues on these instruments prior to the receipt of cash payments, which income must be distributed to shareholders when it accrues, potentially requiring the liquidation of other investments, including at times when such liquidation may not be advantageous, in order to comply with the distribution requirements applicable to RICs under the Code.

Inflation-Indexed Bonds: Inflation-indexed bonds are debt instruments whose principal and/or interest value are adjusted periodically according to a rate of inflation (usually a consumer price index). Two structures are most common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semi-annual coupon.

U.S. Treasury Inflation Protected Securities ("TIPS") currently are issued with maturities of five, ten, or thirty years, although it is possible that bonds with other maturities will be issued in the future. The principal amount of TIPS adjusts for inflation, although the inflation-adjusted principal is not paid until maturity. Semi-annual coupon payments are determined as a fixed percentage of the inflation-adjusted principal at the time the payment is made.

If the rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these bonds (calculated with respect to a smaller principal amount) will be reduced. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or at the par amount at original issue. If an inflation-indexed bond does not provide a guarantee of principal at maturity, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. For example, if inflation were to rise at a faster rate than nominal interest rates, real interest rates would likely decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates would likely rise, leading to a decrease in value of inflation-indexed bonds.

While these bonds, if held to maturity, are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If nominal interest rates rise due to reasons other than inflation (for example, due to an expansion of non-inflationary economic activity), investors in these bonds may not be protected to the extent that the increase in rates is not reflected in the bond's inflation measure.

The inflation adjustment of TIPS is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of price changes in the cost of living, made up of components such as housing, food, transportation, and energy.

Other issuers of inflation-protected bonds include other U.S. government agencies or instrumentalities, corporations, and foreign governments. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these bonds may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected bond resulting from inflation adjustments is considered to be taxable income in the year it occurs. For direct holders of inflation-protected bonds, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. Similarly, with respect to inflation-protected instruments held by the Fund, both interest income and the income attributable to principal adjustments must currently be distributed to shareholders in the form of cash or reinvested shares.

Inverse Floating Rate Instruments: Inverse floaters have variable interest rates that typically move in the opposite direction from movements in prevailing interest rates, most often short-term rates. Accordingly, the values of inverse floaters, or other instruments or certificates structured to have similar features, generally move in the opposite direction from interest rates. The value of an inverse floater can be considerably more volatile than the value of other debt instruments of comparable maturity and quality. Inverse floaters incorporate varying degrees of leverage. Generally, greater leverage results in greater price volatility for any given change in interest rates. Inverse floaters may be subject to legal or contractual restrictions on resale and therefore may be less liquid than other types of instruments.

LIBOR: The obligations of the parties under many financial arrangements, such as debt instruments (including senior loans) and derivatives, may be determined based in whole or in part on LIBOR. In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR). Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including, among others, whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties' existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund's existing investments, including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. Markets relying on new, non-LIBOR rates are developing slowly, and may offer limited liquidity. In addition, the transition process away from LIBOR may involve increased volatility or

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illiquidity in markets for instruments that currently rely on LIBOR. The transition may also result in a reduction in the value of certain LIBOR-based investments held by the Fund or reduce the effectiveness of related transactions such as hedges. The effect of any changes to or discontinuation of LIBOR on the Fund's existing investments and obligations will vary depending on, among other things, (1) existing fallback provisions in individual contracts and (2) whether, how, and when industry participants develop and widely adopt new reference rates and fallbacks for both legacy and new products or instruments. The general unavailability of LIBOR and the transition away from LIBOR to other rates could have a substantial adverse impact on the performance of the Fund.

Mortgage-Related Securities: Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. There may also be investments in debt instruments which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations").

Financial downturns (particularly an increase in delinquencies and defaults on residential mortgages, falling home prices, and unemployment) may adversely affect the market for mortgage-related securities. Many so-called sub-prime mortgage pools have become distressed during the periods of economic distress and may trade at significant discounts to their face value during such periods. In addition, various market and governmental actions may impair the ability to foreclose on or exercise other remedies against underlying mortgage holders, or may reduce the amount received upon foreclosure. These factors may cause certain mortgage-related securities to experience lower valuations and reduced liquidity. There is also no assurance that the U.S. government will take further action to support the mortgage-related securities industry, as it has in the past, should the economy experience another downturn. Further, legislative action and any future government actions may significantly alter the manner in which the mortgage-related securities market functions. Each of these factors could ultimately increase the risk of losses on mortgage-related securities.

Mortgage Pass-Through Securities: Interests in pools of mortgage-related securities differ from other forms of debt instruments, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase. The residential mortgage market in the United States has in the past experienced difficulties that may adversely affect the performance and market value of certain mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased in the past and may continue to increase, and a decline in or flattening of housing values (as has in the past been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have experienced serious financial difficulties or bankruptcy. Due largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for certain mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Adjustable Rate Mortgage-Backed Securities: Adjustable rate mortgage-backed securities ("ARM MBSs") have interest rates that reset at periodic intervals. Acquiring ARM MBSs permits participation in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARM MBSs are based. Such ARM MBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed-income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, there can be reinvestment in the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARM MBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, there is no benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARM MBSs behave more like fixed-income debt instruments and less like adjustable rate debt instruments and are subject to the risks associated with fixed-income debt instruments. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Agency Mortgage-Related Securities: The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA"). Government-related

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guarantors (i.e., not backed by the full faith and credit of the U.S. government) include FNMA and FHLMC. FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and mortgage credit for residential housing. It is a government-sponsored corporation that issues Participation Certificates ("PCs"), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

On September 6, 2008, the Federal Housing Finance Agency ("FHFA") placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.

FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA's and FHLMC's ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA's plan to restore the enterprise to a safe and solvent condition has been completed.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the "Reform Act"), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA's appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA's or FHLMC's affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA's or FHLMC's assets available therefor.

In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

To the extent third party entities involved with mortgage-backed securities issued by private issuers are involved in litigation relating to the securities, actions may be taken that are adverse to the interests of holders of the mortgage-backed securities, including the Fund. For example, third parties may seek to withhold proceeds due to holders of the mortgage-related securities, including the Fund, to cover legal or related costs. Any such action could result in losses to the Fund.

Collateralized Mortgage Obligations: Collateralized Mortgage Obligations ("CMOs") are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

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CMOs are structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as "sequential pay" CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

As CMOs have evolved, some classes of CMO bonds have become more common. For example, there may be investments in parallel-pay and planned amortization class ("PAC") CMOs and multi-class pass-through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. A manager may invest in various tranches of CMO bonds, including support bonds.

CMO Residuals: CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage- Related Securities-Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances, the initial investment in a CMO residual may never be fully recouped.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability.

Commercial Mortgage-Backed Securities: Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Reverse Mortgage-Related Securities and Other Mortgage-Related Securities: Reverse mortgage-related securities and other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, or stripped mortgage-backed securities ("SMBS"). Other mortgage-related securities may be equity or debt instruments issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

Mortgage-related securities include, among other things, securities that reflect an interest in reverse mortgages. In a reverse mortgage, a lender makes a loan to a homeowner based on the homeowner's equity in his or her home. While a homeowner must be age 62 or older to qualify for a reverse mortgage, reverse mortgages may have no income restrictions. Repayment of the interest or principal for the loan is generally not required until the homeowner dies, sells the home, or ceases to use the home as his or her primary residence.

There are three general types of reverse mortgages: (1) single-purpose reverse mortgages, which are offered by certain state and local government agencies and nonprofit organizations; (2) federally-insured reverse mortgages, which are backed by the U.S. Department of Housing and Urban Development; and (3) proprietary reverse mortgages, which are privately offered loans. A mortgage-related security may be backed by a single type of reverse mortgage. Reverse mortgage-related securities include agency and privately issued mortgage-related securities. The principal government guarantor of reverse mortgage-related securities is GNMA.

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Reverse mortgage-related securities may be subject to risks different than other types of mortgage-related securities due to the unique nature of the underlying loans. The date of repayment for such loans is uncertain and may occur sooner or later than anticipated. The timing of payments for the corresponding mortgage-related security may be uncertain. Because reverse mortgages are offered only to persons 62 and older and there may be no income restrictions, the loans may react differently than traditional home loans to market events.

Stripped Mortgage-Backed Securities: SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO class"), while the other class will receive all of the principal (the principal-only or "PO class"). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, there may be failure to recoup some or all of the initial investment in these securities even if the security is in one of the highest rating categories.

Privately Issued Mortgage-Related Securities: Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets certain investment quality standards. There can be no assurance that insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Mortgage-related securities without insurance or guarantees may be bought if, through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser or Sub-Adviser determines that the securities meet certain quality standards. Securities issued by certain private organizations may not be readily marketable.

Privately issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying privately issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Mortgage pools underlying privately issued mortgage-related securities more frequently include second mortgages, high loan-to-value ratio mortgages and manufactured housing loans, in addition to commercial mortgages and other types of mortgages where a government or government sponsored entity guarantee is not available. The coupon rates and maturities of the underlying mortgage loans in a privately-issued mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.

The risk of non-payment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. A level of risk exists for all loans, although, historically, the poorest performing loans have been those classified as subprime. Other types of privately issued mortgage-related securities, such as those classified as pay-option adjustable rate or Alt-A have also performed poorly. Even loans classified as prime have experienced higher levels of delinquencies and defaults. Market factors that may adversely affect mortgage loan repayment include adverse economic conditions, unemployment, a decline in the value of real property, or an increase in interest rates.

Privately issued mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Privately issued mortgage-related securities may be purchased that are originated, packaged and serviced by third party entities. It is possible these third parties could have interests that are in conflict with the holders of mortgage-related securities, and such holders could have rights against the third parties or their affiliates. For example, if a loan originator, servicer or its affiliates engaged in negligence or willful misconduct in carrying out its duties, then a holder of the mortgage-related security could seek recourse against the originator/servicer or its affiliates, as applicable. Also, as a loan originator/servicer, the originator/servicer or its affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-related security. If one or more of those representations or warranties is false, then the holders of the mortgage-related securities could trigger an obligation of the originator/servicer or its affiliates, as applicable, to repurchase the mortgages from the issuing trust. Notwithstanding the foregoing, many of the third parties that are legally bound by trust and other documents have failed to perform their respective duties, as stipulated in such trust and other documents, and investors have had limited success in enforcing terms.

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Mortgage-related securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, are not subject to the investment restrictions related to industry concentration by virtue of the exclusion from that test available to all U.S. government securities. The assets underlying such securities may be represented by a portfolio of residential or commercial mortgages (including both whole mortgage loans and mortgage participation interests that may be senior or junior in terms of priority of repayment) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of privately issued mortgage-related securities whose underlying assets are neither U.S. government securities nor U.S. government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Tiered Index Bonds: Tiered index bonds are relatively new forms of mortgage-related securities. The interest rate on a tiered index bond is tied to a specified index or market rate. So long as this index or market rate is below a predetermined "strike" rate, the interest rate on the tiered index bond remains fixed. If, however, the specified index or market rate rises above the "strike" rate, the interest rate of the tiered index bond will decrease. Thus, under these circumstances, the interest rate on a tiered index bond, like an inverse floater, will move in the opposite direction of prevailing interest rates, with the result that the price of the tiered index bond may be considerably more volatile than that of a fixed-rate bond.

Municipal Securities: Municipal securities are debt instruments issued by state and local governments, municipalities, territories and possessions of the United States, regional government authorities, and their agencies and instrumentalities of states, and multi-state agencies or authorities, the interest of which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax. Municipal securities include both notes (which have maturities of less than one (1) year) and bonds (which have maturities of one (1) year or more) that bear fixed or variable rates of interest.

In general, municipal securities are issued to obtain funds for a variety of public purposes such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.

The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are obligations secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt instruments may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects including, among others: electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Conditions in those sectors may affect the overall municipal securities markets.

Some longer-term municipal bonds give the investor the right to "put" or sell the security at par (face value) to the issuer within a specified number of days following the investor's request. This demand feature enhances a security's liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the longer-term securities still held could experience substantially more volatility.

Insured municipal debt involves scheduled payments of interest and principal guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares.

Municipal securities are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. The secondary market for municipal bonds typically has been less liquid than that for taxable debt/fixed-income securities, and this may affect the Fund's ability to sell particular municipal bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities.

Prices and yields on municipal bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

Securities, including municipal securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their municipal securities may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal securities or certain segments thereof, or of materially affecting the credit risk with respect to particular securities. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund's municipal securities in the same manner.

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From time to time, proposals have been introduced before Congress that, if enacted, would have the effect of restricting or eliminating the federal income tax exemption for interest on debt instruments issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of municipal securities. Further proposals limiting the issuance of municipal securities may well be introduced in the future.

Industrial Development and Pollution Control Bonds: Industrial development bonds and pollution control bonds, which in most cases are revenue bonds and generally are not payable from the unrestricted revenues of an issuer, are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. The principal security for these bonds is generally the net revenues derived from a particular facility, group of facilities, or in some cases, the proceeds of a special excise tax or other specific revenue sources. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Moral Obligation Securities: Moral obligation securities are usually issued by special purpose public authorities. A moral obligation security is a type of state issued municipal bond which is backed by a moral, not a legal, obligation. If the issuer of a moral obligation security cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment, but not a legal obligation, of the state or municipality that created the issuer.

Municipal Lease Obligations and Certificates of Participation: Municipal lease obligations and participations in municipal leases are undivided interests in an obligation in the form of a lease or installment purchase or conditional sales contract which is issued by a state, local government, or a municipal financing corporation to acquire land, equipment, and/or facilities (collectively hereinafter referred to as "Lease Obligations"). Generally Lease Obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged. Instead, a Lease Obligation is ordinarily backed by the municipality's covenant to budget for, appropriate, and make the payments due under the Lease Obligation. As a result of this structure, Lease Obligations are generally not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities.

Lease Obligations may contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. If the municipality does not appropriate in its budget enough to cover the payments on the Lease Obligation, the lessor may have the right to repossess and relet the property to another party. Depending on the property subject to the lease, the value of the property may not be sufficient to cover the debt.

In addition to the risk of "non-appropriation," municipal lease securities may not have as highly liquid a market as conventional municipal bonds.

Short-Term Municipal Obligations: Short-term municipal securities include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and short-term discount notes. Tax anticipation notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due. Revenue anticipation notes are generally issued in expectation of receipt of other kinds of revenue, such as the revenues expected to be generated from a particular project. Bond anticipation notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes. Construction loan notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many such projects may receive permanent financing through another source. Short-term Discount notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow. Revenue anticipation notes, construction loan notes, and short-term discount notes may, but will not necessarily, be general obligations of the issuer.

Senior and Other Bank Loans: Investments in variable or floating rate loans or notes ("Senior Loans") are typically made by purchasing an assignment of a portion of a Senior Loan from a third party, either in connection with the original loan transaction (i.e., the primary market) or after the initial loan transaction (i.e., in the secondary market). The Fund may also make its investments in Senior Loans through the use of derivative instruments as long as the reference obligation for such instrument is a Senior Loan. In addition, the Fund has the ability to act as an agent in originating and administering a loan on behalf of all lenders or as one of a group of co-agents in originating loans.

Investment Quality and Credit Analysis

The Senior Loans in which the Fund may invest generally are rated below investment-grade credit quality or are unrated. In acquiring a loan, the manager will consider some or all of the following factors concerning the borrower: ability to service debt from internally generated funds; adequacy of liquidity and working capital; appropriateness of capital structure; leverage consistent with industry norms; historical experience of achieving business and financial projections; the quality and experience of management; and adequacy of collateral coverage. The manager performs its own independent credit analysis of each borrower. In so doing, the manager may utilize information and credit analyses from agents that originate or administer loans, other lenders investing in a loan, and other sources. The manager also may communicate directly with management of the borrowers. These analyses continue on a periodic basis for any Senior Loan held by the Fund.

Senior Loan Characteristics

Senior Loans are loans that are typically made to business borrowers to finance leveraged buy-outs, recapitalizations, mergers, stock repurchases, and internal growth. Senior Loans generally hold the most senior position in the capital structure of a borrower and are usually secured by liens on the assets of the borrowers; including tangible assets such as cash, accounts receivable, inventory, property,

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plant and equipment, common and/or preferred stocks of subsidiaries; and intangible assets including trademarks, copyrights, patent rights, and franchise value. They may also provide guarantees as a form of collateral. Senior Loans are typically structured to include two or more types of loans within a single credit agreement. The most common structure is to have a revolving loan and a term loan. A revolving loan is a loan that can be drawn upon, repaid fully or partially, and then the repaid portions can be drawn upon again. A term loan is a loan that is fully drawn upon immediately and once repaid it cannot be drawn upon again.

Sometimes there may be two or more term loans and they may be secured by different collateral, have different repayment schedules and maturity dates. In addition to revolving loans and term loans, Senior Loan structures can also contain facilities for the issuance of letters of credit and may contain mechanisms for lenders to pre-fund letters of credit through credit-linked deposits.

By virtue of their senior position and collateral, Senior Loans typically provide lenders with the first right to cash flows or proceeds from the sale of a borrower's collateral if the borrower becomes insolvent (subject to the limitations of bankruptcy law, which may provide higher priority to certain claims such as employee salaries, employee pensions, and taxes). This means Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.

Senior Loans typically pay interest at least quarterly at rates, which equal a fixed percentage spread over a base rate such as the LIBOR. For example, if LIBOR were 3% and the borrower was paying a fixed spread of 2.50%, the total interest rate paid by the borrower would be 5.50%. Base rates, and therefore the total rates paid on Senior Loans, float, i.e., they change as market rates of interest change.

Although a base rate such as LIBOR can change every day, loan agreements for Senior Loans typically allow the borrower the ability to choose how often the base rate for its loan will change. A single loan may have multiple reset periods at the same time, with each reset period applicable to a designated portion of the loan. Such periods can range from one day to one year, with most borrowers choosing monthly or quarterly reset periods. During periods of rising interest rates, borrowers will tend to choose longer reset periods, and during periods of declining interest rates, borrowers will tend to choose shorter reset periods. The fixed spread over the base rate on a Senior Loan typically does not change.

Agents

Senior Loans generally are arranged through private negotiations between a borrower and several financial institutions represented by an agent who is usually one of the originating lenders. In larger transactions, it is common to have several agents; however, generally only one such agent has primary responsibility for ongoing administration of a Senior Loan. Agents are typically paid fees by the borrower for their services.

The agent is primarily responsible for negotiating the loan agreement which establishes the terms and conditions of the Senior Loan and the rights of the borrower and the lenders. An agent for a loan is required to administer and manage the loan and to service or monitor the collateral. The agent is also responsible for the collection of principal, interest, and fee payments from the borrower and the apportionment of these payments to the credit of all lenders which are parties to the loan agreement. The agent is charged with the responsibility of monitoring compliance by the borrower with the restrictive covenants in the loan agreement and of notifying the lenders of any adverse change in the borrower's financial condition. In addition, the agent generally is responsible for determining that the lenders have obtained a perfected security interest in the collateral securing the loan.

Loan agreements may provide for the termination of the agent's agency status in the event that it fails to act as required under the relevant loan agreement, becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy. Should such an agent, lender or assignor with respect to an assignment inter-positioned between the Fund and the borrower become insolvent or enter FDIC receivership or bankruptcy, any interest in the Senior Loan of such person and any loan payment held by such person for the benefit of the fund should not be included in such person's or entity's bankruptcy estate. If, however, any such amount were included in such person's or entity's bankruptcy estate, the Fund would incur certain costs and delays in realizing payment or could suffer a loss of principal or interest. In this event, the Fund could experience a decrease in the NAV.

Typically, under loan agreements, the agent is given broad discretion in enforcing the loan agreement and is obligated to use the same care it would use in the management of its own property. The borrower compensates the agent for these services. Such compensation may include special fees paid on structuring and funding the loan and other fees on a continuing basis. The precise duties and rights of an agent are defined in the loan agreement.

When the Fund is an agent it has, as a party to the loan agreement, a direct contractual relationship with the borrower and, prior to allocating portions of the loan to the lenders if any, assumes all risks associated with the loan. The agent may enforce compliance by the borrower with the terms of the loan agreement. Agents also have voting and consent rights under the applicable loan agreement. Action subject to agent vote or consent generally requires the vote or consent of the holders of some specified percentage of the outstanding principal amount of the loan, which percentage varies depending on the relative loan agreement. Certain decisions, such as reducing the amount or increasing the time for payment of interest on or repayment of principal of a loan, or relating collateral therefor, frequently require the unanimous vote or consent of all lenders affected.

Pursuant to the terms of a loan agreement, the agent typically has sole responsibility for servicing and administering a loan on behalf of the other lenders. Each lender in a loan is generally responsible for performing its own credit analysis and its own investigation of the financial condition of the borrower. Generally, loan agreements will hold the agent liable for any action taken or omitted that amounts to gross negligence or willful misconduct. In the event of a borrower's default on a loan, the loan agreements provide that the lenders do not have recourse against the Fund for its activities as agent. Instead, lenders will be required to look to the borrower for recourse.

At times the Fund may also negotiate with the agent regarding the agent's exercise of credit remedies under a Senior Loan.

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Additional Costs

When the Fund purchases a Senior Loan in the primary market, it may share in a fee paid to the original lender. When the Fund purchases a Senior Loan in the secondary market, it may pay a fee to, or forego a portion of the interest payments from, the lending making the assignment.

The Fund may be required to pay and receive various fees and commissions in the process of purchasing, selling, and holding loans. The fee component may include any, or a combination of, the following elements: arrangement fees, non-use fees, facility fees, letter of credit fees, and ticking fees. Arrangement fees are paid at the commencement of a loan as compensation for the initiation of the transaction. A non-use fee is paid based upon the amount committed but not used under the loan. Facility fees are on-going annual fees paid in connection with a loan. Letter of credit fees are paid if a loan involves a letter of credit. Ticking fees are paid from the initial commitment indication until loan closing if for an extended period. The amount of fees is negotiated at the time of closing.

Loan Participation and Assignments

The Fund's investment in loan participations typically will result in the fund having a contractual relationship only with the lender and not with the borrower. The Fund will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any right of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When the Fund is a purchaser of an assignment, it succeeds to all the rights and obligations under the loan agreement of the assigning lender and becomes a lender under the loan agreement with the same rights and obligations as the assigning lender. These rights include the ability to vote along with the other lenders on such matters as enforcing the terms of the loan agreement (e.g., declaring defaults, initiating collection action, etc.). Taking such actions typically requires at least a vote of the lenders holding a majority of the investment in the loan and may require a vote by lenders holding two-thirds or more of the investment in the loan. Because the Fund usually does not hold a majority of the investment in any loan, it will not be able by itself to control decisions that require a vote by the lenders.

Because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Because there is no liquid market for such assets, the Fund anticipates that such assets could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such assets and the Fund's ability to dispose of particular assignments or participations when necessary to meet redemption of fund shares, to meet the Fund's liquidity needs or, in response to a specific economic event such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for the Fund to value these assets for purposes of calculating its NAV.

Additional Information on Loans

The loans in which the Fund may invest usually include restrictive covenants which must be maintained by the borrower. Such covenants, in addition to the timely payment of interest and principal, may include mandatory prepayment provisions arising from free cash flow and restrictions on dividend payments, and usually state that a borrower must maintain specific minimum financial ratios as well as establishing limits on total debt. A breach of covenant, that is not waived by the agent, is normally an event of acceleration, i.e., the agent has the right to call the loan. In addition, loan covenants may include mandatory prepayment provisions stemming from free cash flow. Free cash flow is cash that is in excess of capital expenditures plus debt service requirements of principal and interest. The free cash flow shall be applied to prepay the loan in an order of maturity described in the loan documents. Under certain interests in loans, the Fund may have an obligation to make additional loans upon demand by the borrower. The Fund generally ensures its ability to satisfy such demands by segregating sufficient assets in high quality short term liquid investments or borrowing to cover such obligations.

A principal risk associated with acquiring loans from another lender is the credit risk associated with the borrower of the underlying loan. Additional credit risk may occur when the Fund acquires a participation in a loan from another lender because the fund must assume the risk of insolvency or bankruptcy of the other lender from which the loan was acquired.

Loans, unlike certain bonds, usually do not have call protection. This means that investments, while having a stated one to ten year term, may be prepaid, often without penalty. The Fund generally holds loans to maturity unless it becomes necessary to sell them to satisfy any shareholder repurchase offers or to adjust the fund's portfolio in accordance with the manager's view of current or expected economics or specific industry or borrower conditions.

Loans frequently require full or partial prepayment of a loan when there are asset sales or a securities issuance. Prepayments on loans may also be made by the borrower at its election. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a loan to be shorter than its stated maturity. Prepayment may be deferred by the Fund. Prepayment should, however, allow the Fund to reinvest in a new loan and would require the Fund to recognize as income any unamortized loan fees. In many cases reinvestment in a new loan will result in a new facility fee payable to the Fund.

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Because interest rates paid on these loans fluctuate periodically with the market, it is expected that the prepayment and a subsequent purchase of a new loan by the Fund will not have a material adverse impact on the yield of the portfolio.

Bridge Loans

The Fund may acquire interests in loans that are designed to provide temporary or "bridge" financing to a borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. Bridge loans often are unrated. The Fund may also invest in loans of borrowers that have obtained bridge loans from other parties. A borrower's use of bridge loans involves a risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower's perceived creditworthiness.

Covenant-Lite Loans

Loans in which the Fund may invest or to which the Fund may gain exposure indirectly through its investments in CDOs, CLOs or other types of structured securities may be considered "covenant-lite" loans. Covenant-lite refers to loans which do not incorporate traditional performance-based financial maintenance covenants. Covenant-lite does not refer to a loan's seniority in the borrower's capital structure nor to a lack of the benefit from a legal pledge of the borrower's assets, and it also does not necessarily correlate to the overall credit quality of the borrower. Covenant-lite loans generally do not include terms which allow the lender to take action based on the borrower's performance relative to its covenants. Such actions may include the ability to renegotiate and/or re-set the credit spread on the loan with the borrower, and even to declare a default or force a borrower into bankruptcy restructuring if certain criteria are breached. Covenant-lite loans typically still provide lenders with other covenants that restrict a company from incurring additional debt or engaging in certain actions. Such covenants can only be breached by an affirmative action of the borrower, rather than by a deterioration in the borrower's financial condition. Accordingly, the Fund may have fewer rights against a borrower when it invests in or has exposure to covenant-lite loans and, accordingly, may have a greater risk of loss on such investments as compared to investments in or exposure to loans with additional or more conventional covenants.

U.S. Government Securities and Obligations: Some U.S. government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by GNMA, are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, their obligations are not supported by the full faith and credit of the U.S. government, and so investments in their securities or obligations issued by them involve greater risk than investments in other types of U.S. government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued or guaranteed by these entities.

The events surrounding the U.S. federal government debt ceiling and any resulting agreement could adversely affect the Fund. On August 5, 2011, S&P lowered its long-term sovereign credit rating on the United States. The downgrade by S&P and other future downgrades could increase volatility in both stock and bond markets, result in higher interest rates and lower Treasury prices and increase the costs of all kinds of debt. These events and similar events in other areas of the world could have significant adverse effects on the economy generally and could result in significant adverse impacts on the Fund or issuers of securities held by the Fund. The Adviser and Sub-Adviser cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets or on the Fund's portfolio. The Adviser and Sub-Adviser may not timely anticipate or manage existing, new or additional risks, contingencies or developments.

Government Trust Certificates: Government trust certificates represent an interest in a government trust, the property of which consists of: (i) a promissory note of a foreign government, no less than 90% of which is backed by the full faith and credit guarantee issued by the federal government of the United States pursuant to Title III of the Foreign Operations, Export, Financing and Related Borrowers Programs Appropriations Act of 1998; and (ii) a security interest in obligations of the U.S. Treasury backed by the full faith and credit of the United States sufficient to support the remaining balance (no more than 10%) of all payments of principal and interest on such promissory note; provided that such obligations shall not be rated less than AAA by S&P or less than Aaa by Moody's or have received a comparable rating by another NRSRO.

Zero-Coupon, Deferred Interest and Pay-in-Kind Bonds: Zero-coupon and deferred interest bonds are debt instruments that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest and therefore are issued and traded at a discount from their face amounts or par values. The values of zero-coupon and pay-in-kind bonds are more volatile in response to interest rate changes than debt instruments of comparable maturities that make regular distributions of interest. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds.

Zero-coupon bonds either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds. Zero-coupon bonds also are issued by municipalities.

Interest income from these types of securities accrues prior to the receipt of cash payments and must be distributed to shareholders when it accrues, potentially requiring the liquidation of other investments, including at times when such liquidation may not be advantageous, in order to comply with the distribution requirements applicable to RICs under the Code.

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FOREIGN INVESTMENTS

Investments in non-U.S. issuers (including depositary receipts) entail risks not typically associated with investing in U.S. issuers. Similar risks may apply to instruments traded on a U.S. exchange that are issued by issuers with significant exposure to non-U.S. countries. The less developed a country's securities market is, the greater the level of risk. In certain countries, legal remedies available to investors may be more limited than those available with regard to U.S. investments. Because non-U.S. instruments are normally denominated and traded in currencies other than the U.S. dollar, the value of the assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and many non-U.S. issuers are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the United States. The securities of some non-U.S. issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement, and custodial practices (including those involving securities settlement where the assets may be released prior to receipt of payment) are often less well developed than those in U.S. markets, and may result in increased risk of substantial delays in the event of a failed trade or in insolvency of, or breach of obligation by, a foreign broker-dealer, securities depository, or foreign sub-custodian. Non-U.S. transaction costs, such as brokerage commissions and custody costs, may be higher than in the United States. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, imposition of tariffs or other economic and trade sanctions, entering or exiting trade or other intergovernmental agreements, confiscatory taxation, political of financial instability, and diplomatic developments that could adversely affect the values of the investments in certain non-U.S. countries. In certain foreign markets an issuer's securities are blocked from trading at the custodian or sub-custodian level for a specified number of days before and, in certain instances, after a shareholder meeting where such shares are voted. This is referred to as "share blocking." The blocking period can last up to several weeks. Share blocking may prevent buying or selling securities during this period, because during the time shares are blocked, trades in such securities will not settle. It may be difficult or impossible to lift blocking restrictions, with the particular requirements varying widely by country. Economic or other sanctions imposed on a foreign country or issuer by the U.S., or on the U.S. by a foreign country, could impair the Fund's ability to buy, sell, hold, receive, deliver, or otherwise transact in certain securities. Sanctions could also affect the value and/or liquidity of a foreign security. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.

Depositary Receipts: Depositary receipts are typically trust receipts issued by a U.S. bank or trust company that evince an indirect interest in underlying securities issued by a foreign entity, and are in the form of sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs").

Generally, ADRs are publicly traded on a U.S. stock exchange or in the OTC market, and are denominated in U.S. dollars, and the depositaries are usually a U.S. financial institution, such as a bank or trust company, but the underlying securities are issued by a foreign issuer.

GDRs may be traded in any public or private securities markets in U.S dollars or other currencies and generally represent securities held by institutions located anywhere in the world. For GDRs, the depositary may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S issuer.

EDRs are generally issued by a European bank and traded on local exchanges.

Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depositary), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositaries of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and financial information to the depositary receipt holders at the underlying issuer's request. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders.

ADRs, GDRs and EDRs are subject to many of the same risks associated with investing directly in foreign issuers. Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities it will be subject to the currency risk of both the investment in the depositary receipt and the underlying securities. The value of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action.

Emerging Markets Investments: Investments in emerging markets are generally subject to a greater risk of loss than investments in developed markets. This may be due to, among other things, the possibility of greater market volatility, lower trading volume and liquidity, greater risk of expropriation, nationalization, and social, political and economic instability, greater reliance on a few industries, international trade or revenue from particular commodities, less developed accounting, legal and regulatory systems, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more significant governmental limitations on investment activity as compared to those typically found in a developed market. In addition, issuers (including governments) in emerging market countries may have less financial stability than in other countries. As a result, there will tend to be an increased risk of price volatility in investments in emerging

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market countries, which may be magnified by currency fluctuations relative to a base currency. Settlement and asset custody practices for transactions in emerging markets may differ from those in developed markets. Such differences may include possible delays in settlement and certain settlement practices, such as delivery of securities prior to receipt of payment, which increases the likelihood of a "failed settlement." Failed settlements can result in losses. For these and other reasons, investments in emerging markets are often considered speculative.

Investing through Stock Connect: The Fund may, directly or indirectly (through, for example, participation notes or other types of equity-linked notes), purchase shares in mainland China-based companies that trade on Chinese stock exchanges such as the Shanghai Stock Exchange and the Shenzhen Stock Exchange ("China A-Shares") through the Shanghai-Hong Kong Stock Connect ("Stock Connect"), a mutual market access program designed to, among other things, enable foreign investment in the People's Republic of China ("PRC") via brokers in Hong Kong. There are significant risks inherent in investing in China A-Shares through Stock Connect. The underdeveloped state of PRC's investment and banking systems subjects the settlement, clearing, and registration of China A-Shares transactions to heightened risks. Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if either or both markets are closed on a U.S. trading day, the Fund may not be able to dispose of its China A-Shares in a timely manner, which could adversely affect the Fund's performance. PRC regulations require that the Fund that wishes to sell its China A-Shares pre-deliver the China A-Shares to a broker. If the China A-Shares are not in the broker's possession before the market opens on the day of sale, the sell order will be rejected. This requirement could also limit the Fund's ability to dispose of its China A-Shares purchased through Stock Connect in a timely manner. Additionally, Stock Connect is subject to daily quota limitations on purchases of China A Shares. Once the daily quota is reached, orders to purchase additional China A-Shares through Stock Connect will be rejected. The Fund's investment in China A-Shares may only be traded through Stock Connect and is not otherwise transferable. Stock Connect utilizes an omnibus clearing structure, and the Fund's shares will be registered in its custodian's name on the Central Clearing and Settlement System. This may limit the ability of the Adviser or Sub-Adviser to effectively manage the Fund, and may expose the Fund to the credit risk of its custodian or to greater risk of expropriation. Investment in China A-Shares through Stock Connect may be available only through a single broker that is an affiliate of the Fund's custodian, which may affect the quality of execution provided by such broker. Stock Connect restrictions could also limit the ability of the Fund to sell its China A-Shares in a timely manner, or to sell them at all. Further, different fees, costs and taxes are imposed on foreign investors acquiring China A-Shares acquired through Stock Connect, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other securities providing similar investment exposure. Stock Connect trades are settled in Renminbi ("RMB"), the official currency of PRC, and investors must have timely access to a reliable supply of RMB in Hong Kong, which cannot be guaranteed.

Europe: European financial markets are vulnerable to volatility and losses arising from concerns about the potential exit of member countries from the European Union and/or the European Monetary Union and, in the latter case, the reversion of those countries to their national currencies. Defaults by Economic Monetary Union member countries on sovereign debt, as well as any future discussions about exits from the European Monetary Union, may negatively affect a Fund's investments in the defaulting or exiting country, in issuers, both private and governmental, with direct exposure to that country, and in European issuers generally. In March 2017, the United Kingdom ("UK") formally notified the European Council of its intention to leave the EU and on January 31, 2020 withdrew from the EU (commonly known as "Brexit"), when the UK entered into an 11-month transition period during which the UK remained part of the EU single market and customs union the laws of which govern the economic, trade and security relations between the UK and EU. The transition period concluded on December 31, 2020 and the U.K. left the EU single market and customs union under the terms of a new trade agreement. The agreement governs the new relationship between the UK and the EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the UK and throughout Europe. There is considerable uncertainty about the potential consequences of Brexit and how the financial markets will react. As this process unfolds, markets may be further disrupted. Given the size and importance of the UK's economy, uncertainty about its legal, political and economic relationship with the remaining member states of the EU may continue to be a source of instability.

Eurodollar and Yankee Dollar Instruments: Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. The Eurodollar market is relatively free of regulations resulting in deposits that may pay somewhat higher interest than onshore markets. Their offshore locations make them subject to political and economic risk in the country of their domicile. Yankee dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers and may carry the same risks as investing in foreign securities.

Foreign Currencies: Investments in issuers in different countries are often denominated in foreign currencies. Changes in the values of those currencies relative to the U.S. dollar may have a positive or negative effect on the values of investments denominated in those currencies. Investments may be made in currency exchange contracts or other currency-related transactions (including derivatives transactions) to manage exposure to different currencies. Also, these contracts may reduce or eliminate some or all of the benefits of favorable currency fluctuations. The values of foreign currencies may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments. Currency values can decrease significantly both in the short term and over the long term in response to these and other developments. Continuing uncertainty as to the status of the Euro and the European Monetary Union (the "EMU") has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EMU, or any continued uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the values of portfolio investments. Some foreign countries have managed currencies, which do not float freely against the U.S. dollar.

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Sovereign Debt: Investments in debt instruments issued by governments or by government agencies and instrumentalities (so called sovereign debt) involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity's willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. A governmental entity may default on its obligations or may require renegotiation or rescheduling of debt payment. Any restructuring of a sovereign debt obligation will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, legal action against the sovereign issuer, or realization on collateral securing the debt, may not be possible. The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is rated below investment grade. Sovereign debt risk may be greater for debt instruments issued or guaranteed by emerging and/or frontier countries.

Sovereign debt includes brady bonds, U.S. dollar-denominated bonds issued by an emerging market and collateralized by U.S. Treasury zero-coupon bonds. Brady bonds arose from an effort in the 1980s to reduce the debt held by less-developed countries that frequently defaulted on loans. The bonds are named for Treasury Secretary Nicholas Brady, who helped international monetary organizations institute the program of debt-restructuring. Defaulted loans were converted into bonds with U.S. Treasury zero-coupon bonds as collateral. Because the brady bonds were backed by zero-coupon bonds, repayment of principal was insured. The brady bonds themselves are coupon-bearing bonds with a variety of rate options (fixed, variable, step, etc.) with maturities of between 10 and 30 years. Issued at par or at a discount, brady bonds often include warrants for raw material available in the country of origin or other options.

Supranational Entities: Obligations of supranational entities include securities designated or supported by governmental entities to promote economic reconstruction or development of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. There is no assurance that participating governments will be able or willing to honor any commitments they may have made to make capital contributions to a supranational entity, or that a supranational entity will otherwise have resources sufficient to meet its commitments.

DERIVATIVE INSTRUMENTS

Derivatives are financial contracts whose values change based on changes in the values of one or more underlying assets or the difference between underlying assets. Underlying assets may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives may be traded on contract markets or exchanges, or may take the form of contractual arrangements between private counterparties. If a private counterparty is a party to a derivative contract, the value of that contract to the other party will depend on the ability and willingness of the counterparty to perform its obligations. Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying asset(s). Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. Derivatives typically involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments. Legislation and regulation of derivatives in the United States and other countries, including margin, clearing, trading, reporting, and position limits, may make derivatives more costly and/or less liquid, limit the availability of certain types of derivatives, cause changes in the use of derivatives, or otherwise adversely affect the use of derivatives.

Certain transactions require margin or collateral to be posted to a broker, prime broker, futures commission merchant, exchange, clearing house, or other third party. If an entity holding the margin or collateral becomes bankrupt or insolvent or otherwise fails to perform its obligations due to financial difficulties, there could be delays and/or losses in liquidating open positions purchased or sold through such entity and/or incur a loss of all or part of its collateral or margin deposits with such entity.

Some derivatives may be used for "hedging," meaning that they may be used when the manager seeks to protect investments from a decline in value, which could result from changes in interest rates, market prices, currency fluctuations, and other market factors. Derivatives may also be used when the manager seeks to increase liquidity; implement a cash management strategy; invest in a particular stock, bond, or segment of the market in a more efficient or less expensive way; modify the characteristics of portfolio investments; and/or to enhance return. However, when derivatives are used, their successful use is not assured and will depend upon the manager's ability to predict and understand relevant market movements.

Derivatives Regulation. The U.S. government has enacted legislation that provides for regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union ("EU"), the United Kingdom ("UK"), and some other countries have implemented similar requirements, which will affect derivatives transactions with a counterparty organized in that country or otherwise subject to that country's derivatives regulations. Clearing rules and other new rules and regulations could, among other things, restrict a registered investment company's ability to engage in, or increase the cost of, derivatives transactions, for example, by making some types of derivatives no longer available, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, central clearing and related requirements may expose investors to new kinds of costs and risks. For example, in the event of a counterparty's (or its affiliate's) insolvency, the Fund's ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the EU, the UK and various other jurisdictions.

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Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, with respect to counterparties who are subject to such proceedings in the EU and the UK, the liabilities of such counterparties could be reduced, eliminated, or converted to equity in such counterparties (sometimes referred to as a "bail in").

Additionally, U.S. regulators, the EU and certain other jurisdictions have adopted minimum margin and capital requirements for uncleared derivatives transactions. It is expected that these regulations will have a material impact on the use of uncleared derivatives. These rules impose minimum margin requirements on derivatives transactions between a registered investment company and its counterparties and may increase the amount of margin required. They impose regulatory requirements on the timing of transferring margin and the types of collateral that parties are permitted to exchange.

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act, which, once effective, will apply to a fund's use of derivative investments and certain financing transactions (e.g., reverse repurchase agreements). Among other things, Rule 18f-4 will require funds that invest in derivative instruments beyond a specified limited amount to apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A fund that uses derivative instruments (beyond certain currency and interest rate hedging transactions) in a limited amount will not be subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, funds will no longer be required to comply with the asset segregation framework arising from prior SEC guidance for covering certain derivative instruments and related transactions. Compliance with Rule 18f-4 will not be required until August 2022. As the Fund comes into compliance, the approach to asset segregation and coverage requirements described in this SAI with respect to instruments subject to Rule 18f-4 will be impacted. The application of Rule 18f-4 to the Fund could also restrict the Fund's ability to utilize derivative investments and financing transactions and prevent the Fund from implementing its principal investment strategies as described herein, which may result in changes to the Fund's principal investment strategies and could adversely affect the Fund's performance and its ability to achieve its investment objective.

Exclusions of investment adviser from commodity pool operator definition. With respect to the Fund, the Adviser has claimed an exclusion from the definition of "commodity pool operator" ("CPO") under the Commodity Exchange Act ("CEA") and the rules of the CFTC and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Fund, the Adviser is relying upon a related exclusion from the definition of "commodity trading advisor" under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in "commodity interests." Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts, as further described below. Compliance with the terms of the CPO exclusion may limit the ability of the Adviser to manage the investment program of the Fund in the same manner as it would in the absence of CPO exclusion requirements. The Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser's reliance on these exclusions, or the Fund, its investment strategies or this SAI.

Forward Commitments: Forward commitments are contracts to purchase securities for a fixed price at a future date beyond customary settlement time. A forward commitment may be disposed of prior to settlement. Such a disposition would result in the realization of short-term profits or losses.

Payment for the securities pursuant to one of these transactions is not required until the delivery date. However, the purchaser assumes the risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated. If the Fund makes additional investments while a delayed delivery purchase is outstanding, this may result in a form of leverage. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

Forward Currency Contracts: A forward currency contract is an obligation to purchase or sell a specified currency against another currency at a future date and price as agreed upon by the parties. Forward contracts usually are entered into with banks and broker-dealers and usually are for less than one year, but may be renewed. Futures contracts may be held to maturity and make the contemplated payment and delivery, or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund would be able to close out a forward currency contract at a favorable price or time prior to maturity.

Forward currency transactions may be used for hedging purposes. For example, the Fund might sell a particular currency forward, for example, if it holds bonds denominated in that currency but the Portfolio Manager anticipates, and seeks to protect the Fund against, a decline in the currency against the U.S. dollar. Similarly, the Fund might purchase a currency forward to "lock in" the dollar price of securities denominated in that currency which a Portfolio Manager anticipates purchasing for the Fund.

Hedging against a decline in the value of a currency does not limit fluctuations in the prices of portfolio securities or prevent losses to the extent they arise from factors other than changes in currency exchange rates. In addition, hedging transactions may limit opportunities for gain if the value of the hedged currency should rise. Moreover, it may not be possible to hedge against a devaluation that is so generally anticipated that no contracts are available to sell the currency at a price above the devaluation level it anticipates. The cost of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

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Futures Contracts: A financial futures contract is an agreement between two parties to buy or sell in the future a specific quantity of an underlying asset at a specific price and time agreed upon when the contract is made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade - known as "contract markets" - approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. Futures are subject to the creditworthiness of the futures commission merchant(s) and clearing organizations involved in the transaction.

Certain futures contracts are physically settled (i.e., involve the making and taking of delivery of a specified amount of an underlying asset). For instance, the sale of futures contracts on foreign currencies or financial instruments creates an obligation of the seller to deliver a specified quantity of an underlying foreign currency or financial instrument called for in the contract for a stated price at a specified time. Conversely, the purchase of such futures contracts creates an obligation of the purchaser to pay for and take delivery of the underlying asset called for in the contract for a stated price at a specified time. In some cases, the specific instruments delivered or taken, respectively, on the settlement date are not determined until on or near that date. That determination is made in accordance with the rules of the exchange on which the sale or purchase was made.

Some futures contracts are cash settled (rather than physically settled), which means that the purchase price is subtracted from the current market value of the instrument and the net amount, if positive, is paid to the purchaser by the seller of the futures contract and, if negative, is paid by the purchaser to the seller of the futures contract. See, for example, "Index Futures Contracts" below.

The value of a futures contract typically fluctuates in correlation with the increase or decrease in the value of the underlying indicator. The buyer of a futures contract enters into an agreement to purchase the underlying indicator on the settlement date and is said to be "long" the contract. The seller of a futures contract enters into an agreement to sell the underlying indicator on the settlement date and is said to be "short" the contract.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying indicator unless the contract is held until the settlement date. The purchaser or seller of a futures contract is required to deposit "initial margin" with a futures commission merchant when the futures contract is entered into. Initial margin is typically calculated as a percentage of the contract's notional amount. A futures contract is valued daily at the official settlement price of the exchange on which it is traded. Each day cash is paid or received, called "variation margin," equal to the daily change in value of the futures contract. The minimum margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract.

The risk of loss in trading futures contracts can be substantial, because of the low margin required, the extremely high degree of leverage involved in futures pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (or gain) to the investor. Thus, a purchase or sale of a futures contract may result in unlimited losses. In the event of adverse price movements, an investor would continue to be required to make daily cash payments to maintain its required margin. In addition, on the settlement date, an investor may be required to make delivery of the indicators underlying the futures positions it holds.

Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. It may not be possible to liquidate or close out a futures contract at any particular time or at an acceptable price and an investor would remain obligated to meet margin requirements until the position is closed. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and potentially resulting in substantial losses. The inability to close futures positions could require maintaining a futures positions under circumstances where the manager would not otherwise have done so, resulting in losses.

If the Fund buys or sells a futures contract as a hedge to protect against a decline in the value of a portfolio investment, changes in the value of the futures position may not correlate as expected with changes in the value of the portfolio investment. As a result, it is possible that the futures position will not provide the desired hedging protection, or that money will be lost on both the futures position and the portfolio investment.

Margin Payments: If the Fund purchases or sells a futures contract, it is required to deposit with its custodian or with a futures commission merchant an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when the Fund sells a futures contract and the price of the underlying asset rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment generally equal to the difference between the delivery price of the futures contract and the market price of the underlying asset. Conversely, if the price of the underlying asset falls below the delivery price of the contract, the

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Fund's futures position increases in value. The broker then must make a variation margin payment generally equal to the difference between the delivery price of the futures contract and the market price of the underlying asset. If an exchange raises margin rates, the Fund would have to provide additional capital to cover the higher margin rates which could require closing out other positions earlier than anticipated.

If the Fund terminates a position in a futures contract, a final determination of variation margin would be made, additional cash would be paid by or to the Fund, and the Fund would realize a loss or a gain. Such closing transactions involve additional commission costs.

Index Futures Contracts: An index futures contract is a contract to buy or sell specified units of an index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the index. Under such contracts no delivery of the actual securities or other assets making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Interest Rate Futures Contracts: An interest rate futures contract is an agreement to take or make delivery of either: (i) an amount of cash equal to the difference between the value of a particular index of debt instruments at the beginning and at the end of the contract period; or (ii) a specified amount of a particular debt instrument at a future date at a price set at the time of the contract. Interest rate futures contracts may be bought or sold in an attempt to protect against the effects of interest rate changes on current or intended investments in fixed income instruments or generally to adjust the duration and interest rate sensitivity of an investment portfolio. For example, if the Fund owned long-term bonds and interest rates were expected to increase, the Fund might enter into interest rate futures contracts for the sale of debt instruments. Such a sale would have much the same effect as selling some of the long-term bonds in the Fund's portfolio. If interest rates did increase, the value of the debt instruments in the portfolio would decline, but the value of the interest rate futures contracts would be expected to increase, subject to the correlation risks described below, thereby keeping the NAV of the Fund from declining as much as it otherwise would have.

Similarly, if interest rates were expected to decline, interest rate futures contracts may be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Since the fluctuations in the value of the interest rate futures contracts should be similar to that of long-term bonds, an interest rate futures contract may protect against the effects of the anticipated rise in the value of long-term bonds until the necessary cash becomes available or the market stabilizes. At that time, the interest rate futures contracts could be liquidated and cash could then be used to buy long-term bonds on the cash market. Similar results could be achieved by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase. However, the futures market may be more liquid than the cash market in certain cases or at certain times.

Gold Futures Contracts: A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time, and price. If the Fund purchases a gold futures contract, it becomes obligated to take delivery and pay for the gold from the seller in accordance with the terms of the contract. If the Fund sells a gold futures contract, it becomes obligated to make delivery of the gold to the purchaser in accordance with the terms of the contract.

Foreign Currency Futures: Currency futures contracts are similar to currency forward contracts (described below), except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A foreign currency futures contract is a standardized exchange-traded contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange, and have margin requirements.

At the maturity of a futures contract, the Fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to futures contracts may be effected only on a commodities exchange or board of trade which provides a secondary market in such contracts. There is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

Options on Futures Contracts: Options on futures contracts generally operate in the same manner as options purchased or written directly on the underlying assets. A futures option gives the holder, in return for the premium paid, the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing purchase transaction will realize a gain or loss. There is no guarantee that such closing purchase transactions can be effected.

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The Fund would be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion on futures contracts. See "Margin Payments" above.

Risks of transactions in futures contracts and related options: Successful use of futures contracts is subject to the Portfolio Manager's ability to predict movements in various factors affecting financial markets. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the underlying futures contracts. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

The use of futures and related options involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options, of the options and futures contracts themselves, and, in the case of hedging transactions, of the underlying assets which are the subject of a hedge. The successful use of these strategies further depends on the ability of the Portfolio Managers to forecast interest rates and market movements correctly. It is possible that, where the Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying asset due to certain market distortions. For example, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying asset and futures markets. The margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option.

The CFTC and certain futures exchanges have established limits, referred to as "position limits," on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts. In addition, starting January 1, 2023, federal position limits will apply to swaps that are economically equivalent to futures contracts that are subject to CFTC set speculative limits. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of complying with these speculative limits. Thus, even if the Fund's holding does not exceed applicable position limits, it is possible that some or all of the client accounts managed by the Portfolio Managers and its affiliates may be aggregated for this purpose. It is possible that the trading decisions of the Portfolio Managers for the Fund may be affected by the sizes of such aggregate positions. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the performance of the Fund.

Hybrid Instruments: A hybrid instrument may be a debt instrument, preferred stock, depositary share, trust certificate, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, commodities, indexes, economic factors or other measures, including interest rates, currency exchange rates, or commodities or securities indices, or other indicators. Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stocks with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, the Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level and payoffs of less than par if rates were above the specified level. Furthermore, the Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy would be successful, and the Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Risks of Investing in Hybrid Instruments: The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the

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instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand profiles of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile.

The return on a hybrid instrument will be reduced by the costs of the swaps, options, or other instruments embedded in the instrument.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in an underlying asset may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the underlying asset may not move in the same direction or at the same time.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). Leverage risk occurs when the hybrid instrument is structured so that a given change in an underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

If a hybrid instrument is used as a hedge against, or as a substitute for, a portfolio investment, the hybrid instrument may not correlate as expected with the portfolio investment, resulting in losses. While hedging strategies involving hybrid instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments.

Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor. The Fund may be prohibited from transferring a hybrid instrument, or the number of possible purchasers may be limited by applicable law or because few investors have an interest in purchasing such a customized product. Because hybrid instruments are typically privately negotiated contracts between two parties, the value of a hybrid instrument will depend on the willingness and ability of the issuer of the instrument to meet its obligations. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures, options, and swaps.

Synthetic Convertible Securities: Synthetic convertible securities are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, the Fund may purchase a non-convertible debt security and a warrant or option, which enables the Fund to have a convertible-like position with respect to a company, group of companies, or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then-current value of the underlying security. Unlike a true convertible security, a synthetic convertible security comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible security is the sum of the values of its fixed-income component and its convertible component. For this reason, the value of a synthetic convertible security and a true convertible security may respond differently to market fluctuations.

Options: An option gives the holder the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specific amount or value of a particular underlying asset at a specific price (called the "exercise" or "strike" price) at one or more specific times before the option expires. The underlying asset of an option contract can be a security, currency, index, future, swap, commodity, or other type of financial instrument. The seller of an option is called an option writer. The purchase price of an option is called the premium. The potential loss to an option purchaser is limited to the amount of the premium plus transaction costs. This will be the case, for example, if the option is held and not exercised prior to its expiration date.

Options can be traded either through established exchanges ("exchange-traded options") or privately negotiated transactions OTC options. Exchange traded options are standardized with respect to, among other things, the underlying asset, expiration date, contract size and strike price. The terms of OTC options are generally negotiated by the parties to the option contract which allows the parties greater flexibility in customizing the agreement, but OTC options are generally less liquid than exchange-traded options.

All option contracts involve credit risk if the counterparty to the option contract (e.g., the clearing house or OTC counterparty) or the third party effecting the transaction in the case of cleared options (e.g., futures commission merchant or broker/dealer) fails to perform. The value of an OTC option that is not cleared is dependent on the credit worthiness of the individual counterparty to the contract and may be greater than the credit risk associated with cleared options.

The purchaser of a put option obtains the right (but not the obligation) to sell a specific amount or value of a particular asset to the option writer at a fixed strike price. In return for this right, the purchaser pays the option premium. The purchaser of a typical put option can expect to realize a gain if the price of the underlying asset falls. However, if the underlying asset's price does not fall enough to offset the cost of purchasing the option, the purchaser of a put option can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The purchaser of a call option obtains the right (but not the obligation) to purchase a specified amount or value of an underlying asset from the option writer at a fixed strike price. In return for this right, the purchaser pays the option premium. The purchaser of a typical call option can expect to realize a gain if the price of the underlying asset rises. However, if the underlying asset's price does not rise enough to offset the cost of purchasing the option, the buyer of a call option can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

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The purchaser of a call or put option may terminate its position by allowing the option to expire, exercising the option or closing out its position by entering into an offsetting option transaction if a liquid market is available. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser would complete the purchase or sale, as applicable, of the underlying asset to the option writer at the strike price.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to buy or sell (depending on whether the option is a put or a call) a specified amount or value of a particular asset at the strike price if the purchaser of the option chooses to exercise it. A call option written on a security or other instrument held by the Fund (commonly known as "writing a covered call option") limits the opportunity to profit from an increase in the market price of the underlying asset above the exercise price of the option. A call option written on securities that are not currently held by the Fund is commonly known as "writing a naked call option". During periods of declining securities prices or when prices are stable, writing these types of call options can be a profitable strategy to increase income with minimal capital risk. However, when securities prices increase, the Fund would be exposed to an increased risk of loss, because if the price of the underlying asset or instrument exceeds the option's exercise price, the Fund would suffer a loss equal to the amount by which the market price exceeds the exercise price at the time the call option is exercised, minus the premium received. Calls written on securities that the Fund does not own are riskier than calls written on securities owned by the Fund because there is no underlying asset held by the Fund that can act as a partial hedge. When such a call is exercised, the Fund must purchase the underlying asset to meet its call obligation or make a payment equal to the value of its obligation in order to close out the option. Calls written on securities that the Fund does not own have speculative characteristics and the potential for loss is theoretically unlimited. There is also a risk, especially with less liquid preferred and debt instruments, that the asset may not be available for purchase.

Generally, an option writer sells options with the goal of obtaining the premium paid by the option purchaser. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer's potential loss is equal to the amount the option is "in-the-money" when the option is exercised offset by the premium received when the option was written. A call option is in-the-money if the value of the underlying asset exceeds the strike price of the option, and so the call option writer's loss is theoretically unlimited. A put option is in-the-money if the strike price of the option exceeds the value of the underlying asset, and so the put option writer's loss is limited to the strike price. Generally, any profit realized by an option purchaser represents a loss for the option writer. The writer of an option may seek to terminate a position in the option before exercise by closing out its position by entering into an offsetting option transaction if a liquid market is available. If the market is not liquid for an offsetting option, however, the writer must continue to be prepared to sell or purchase the underlying asset at the strike price while the option is outstanding, regardless of price changes.

If the Fund is the writer of a cleared option, the Fund is required to deposit initial margin. Additional margin may also be required. If the Fund is the writer of an uncleared option, the Fund may be required to deposit initial margin and additional margin.

A physical delivery option gives its owner the right to receive physical delivery (if it is a call), or to make physical delivery (if it is a put) of the underlying asset when the option is exercised. A cash-settled option gives its owner the right to receive a cash payment based on the difference between a determined value of the underlying asset at the time the option is exercised and the fixed exercise price of the option. In the case of physically settled options, it may not be possible to terminate the position at any particular time or at an acceptable price. A cash-settled call conveys the right to receive a cash payment if the determined value of the underlying asset at exercise exceeds the exercise price of the option, and a cash-settled put conveys the right to receive a cash payment if the determined value of the underlying asset at exercise is less than the exercise price of the option.

Combination option positions are positions in more than one option at the same time. A spread involves being both the buyer and writer of the same type of option on the same underlying asset but different exercise prices and/or expiration dates. A straddle consists of purchasing or writing both a put and a call on the same underlying asset with the same exercise price and expiration date.

The principal factors affecting the market value of a put or call option include supply and demand, interest rates, the current market price of the underlying asset in relation to the exercise price of the option, the volatility of the underlying asset and the remaining period to the expiration date.

If a trading market in particular options were illiquid, investors in those options would be unable to close out their positions until trading resumes, and option writers may be faced with substantial losses if the value of the underlying asset moves adversely during that time. However, there can be no assurance that a liquid market will exist for any particular options product at any specific time. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity, or even the orderliness of the market for particular options. Exchanges or other facilities on which options are traded may establish limitations on options trading, may order the liquidation of positions in excess of these limitations, or may impose other sanctions that could adversely affect parties to an options transaction.

Many options, in particular OTC options, are complex and often valued based on subjective factors. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund.

Foreign Currency Options: Put and call options on foreign currencies may be bought or sold either on exchanges or in the OTC market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options.

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Index Options: An index option is a put or call option on a securities index or other (typically securities-related) index. In contrast to an option on a security, the holder of an index option has the right to receive a cash settlement amount upon exercise of the option. This settlement amount is equal to: (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied; by (ii) a fixed "index multiplier." The index underlying an index option may be a "broad-based" index, such as the S&P 500® Index or the NYSE Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general. In contrast, certain options may be based on narrower market indices, such as the S&P 100 Index, or on indices of securities of particular industry groups, such as those of oil and gas or technology issuers. A stock index assigns relative values to the stocks included in the index, and the index fluctuates with changes in the market values of the stocks so included. The composition of the index is changed periodically. The risks of purchasing and selling index options are generally similar to the risks of purchasing and selling options on securities.

Participatory Notes: Participatory notes are a type of derivative instrument used by foreign investors to access local markets and to gain exposure to, primarily, equity securities of issuers listed on a local exchange. Rather than purchasing securities directly, the Fund may purchase a participatory note from a broker-dealer, which holds the securities on behalf of the noteholders.

Participatory notes are similar to depositary receipts except that: (1) brokers, not U.S. banks, are depositories for the securities; and (2) noteholders may remain anonymous to market regulators.

The value of the participatory notes will be directly related to the value of the underlying securities. Any dividends or capital gains collected from the underlying securities are remitted to the noteholder.

The risks of investing in participatory notes include derivatives risk and foreign investments risk. The foreign investments risk associated with participatory notes is similar to those of investing in depositary receipts. However, unlike depositary receipts, participatory notes are subject to counterparty risk based on the uncertainty of the counterparty's (i.e., the broker's) ability to meet its obligations.

Rights and Warrants: Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued in conjunction with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights are instruments, frequently distributed to an issuer's shareholders as a dividend, that usually entitle the holder to purchase a specified amount of common stock at a specified price on a specific date or during a specific period of time (typically for a period of only weeks). The exercise price on a right is normally at a discount from the market value of the common stock at the time of distribution.

Warrants may be used to enhance the marketability of a bond or preferred stock. Rights are frequently used outside of the United States as a means of raising additional capital from an issuer's current shareholders.

Warrants and rights do not carry with them the right to dividends or to vote, do not represent any rights in the assets of the issuer and may or may not be transferable. Investments in warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities, and expires worthless if it is not exercised on or prior to its expiration date, if any.

Bonds issued with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities.

Equity-linked warrants are purchased from a broker, who in turn is expected to purchase shares in the local market. If the Fund exercises its warrant, the shares are expected to be sold and the warrant redeemed with the proceeds. Typically, each warrant represents one share of the underlying stock. Therefore, the price and performance of the warrant are directly linked to the underlying stock, less transaction costs. In addition to the market risk related to the underlying holdings, the Fund bears counterparty risk with respect to the issuing broker. There is currently no active trading market for equity-linked warrants, and they may be highly illiquid.

Index-linked warrants are put and call warrants where the value varies depending on the change in the value of one or more specified securities indices. Index-linked warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index-linked warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Fund were not to exercise an index-linked warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant.

Index-linked warrants are normally used in a manner similar to its use of options on securities indices. The risks of index-linked warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index-linked warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant. Also, index-linked warrants may have longer terms than index options. Index-linked warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index-linked warrants may limit the Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

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Indirect investment in foreign equity securities may be made through international warrants, local access products, participation notes, or low exercise price warrants. International warrants are financial instruments issued by banks or other financial institutions, which may or may not be traded on a foreign exchange. International warrants are a form of derivative security that may give holders the right to buy or sell an underlying security or a basket of securities from or to the issuer for a particular price or may entitle holders to receive a cash payment relating to the value of the underlying security or basket of securities. International warrants are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be American style exercise, which means that they can be exercised at any time on or before the expiration date of the international warrant, or European style exercise, which means that they may be exercised only on the expiration date. International warrants have an exercise price, which is typically fixed when the warrants are issued.

Low exercise price warrants are warrants with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue (e.g., one cent or less). The buyer of a low exercise price warrant effectively pays the full value of the underlying common stock at the outset. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the price of the common stock relating to exercise or the settlement date is determined, during which time the price of the underlying security could change significantly. These warrants entail substantial credit risk, since the issuer of the warrant holds the purchase price of the warrant (approximately equal to the value of the underlying investment at the time of the warrant's issue) for the life of the warrant.

The exercise or settlement date of the warrants and other instruments described above may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the instruments, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the warrants may become worthless, resulting in a total loss of the purchase price of the warrants.

Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or cash in lieu thereof. These instruments may also be subject to liquidity risk because there may be a limited secondary market for trading the warrants. They are also subject, like other investments in foreign securities, to foreign risk and currency risk.

Swap Transactions and Options on Swap Transactions: Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined underlying assets, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index). When the Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. The Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt instruments.

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying asset; if the underlying asset declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A swap may create a long or short position in the underlying asset. A total return swap may be used to hedge against an exposure in an investment portfolio (including to adjust the duration or credit quality of a bond portfolio) or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A total return swap may also be used to gain exposure to securities or markets which may not be accessed directly (in so-called market access transactions).

In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt instruments (typically referred to as a "reference entity"). In general, the protection "buyer" in a credit default swap is obligated to pay the protection "seller" an upfront amount or a periodic stream of payments over the term of the swap. If a "credit event" occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Rather than exchange the bonds for the par value, a single cash payment may be due from the seller representing the difference between the par value of the bonds and the current market value of the bonds (which may be determined through an auction). Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If the Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If the Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. If the Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the

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Fund's portfolio through the Fund's indirect long exposure to the issuer or securities on which the swap is written. If the Fund sells protection, it may do so either to earn additional income or to create such a "synthetic" long position. Credit default swaps involve general market risks, illiquidity risk, counterparty risk, and credit risk.

A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies. A cross-currency swap normally has an exchange of principal at maturity (the final exchange); an exchange of principal at the start of the swap (the initial exchange) is optional. An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of foreign exchange risk). An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk). The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity. The economic difference is realized through the coupon exchanges over the life of the swap. In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.

To the extent a portfolio may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

An interest rate cap is a right to receive periodic cash payments over the life of the cap equal to the difference between any higher actual level of interest rates in the future and a specified strike (or "cap") level. The cap buyer purchases protection for a floating rate move above the strike. An interest rate floor is the right to receive periodic cash payments over the life of the floor equal to the difference between any lower actual level of interest rates in the future and a specified strike (or "floor") level. The floor buyer purchases protection for a floating rate move below the strike. The strikes are based on a reference rate chosen by the parties and are typically measured quarterly. Rights arising pursuant to both caps and floors are exercised automatically if the strike is in the money. Caps and floors eliminate the risk that the buyer fails to exercise an in-the-money option.

A portfolio will not enter into any of these derivative transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least "high quality" at the time of purchase by at least one of the established rating agencies. The swap market has grown over the years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standard swap documentation, which has contributed to greater liquidity in certain areas of the swap market under normal market conditions. Swap transactions do not involve the delivery of securities or other underlying assets or principal.

An option on swap agreement ("swaption") is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Depending on the terms of the particular option agreement, generally a greater degree of risk is incurred when writing a swaption than when purchasing a swaption. If the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, if the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

The successful use of swap agreements or swaptions depends on the manager's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Because they are two-party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund's interest. The Fund bears the risk that its manager will not accurately forecast future market trends or the values of assets, reference rates, indices, or other economic factors in establishing swap positions for the Fund. If the manager attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund would be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

Counterparty risk with respect to derivatives has been and may continue to be affected by new rules and regulations concerning the derivatives market. Some interest rate swaps and credit default index swaps are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds the position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and clearing members, and it is not clear how an insolvency proceeding of a clearing house or clearing member would be conducted, what effect the insolvency proceeding would have on any recovery by the Fund, and what impact an insolvency of a clearing house or clearing member would have on the financial system more generally. In some ways, cleared derivative arrangements are less favorable to the Fund than bilateral arrangements, for example, by requiring that the Fund provide more margin for its cleared derivatives positions. Also, as a general

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matter, in contrast to a bilateral derivatives position, following a period of notice to the Fund, the clearing house or the clearing member through which it holds its position at any time can require termination of an existing cleared derivatives position or an increase in the margin required at the outset of a transaction. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of the Fund to pursue its investment strategy.

Also, in the event of a counterparty's (or its affiliate's) insolvency, the possibility exists that the Fund's ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the EU, the UK, and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the EU and the UK (sometimes referred to as a "bail in").

The U.S. government, the EU, and the UK have also adopted mandatory minimum margin requirements for bilateral derivatives. Such requirements could increase the amount of margin required to be provided by the Fund in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

The U.S. Congress, various exchanges and regulatory and self-regulatory authorities have undertaken reviews of derivatives trading in recent periods. Among the actions that have been taken or proposed to be taken are new position limits and reporting requirements, and new or more stringent daily price fluctuation limits for futures and options transactions. Additional measures are under active consideration and as a result there may be further actions that adversely affect the regulation of instruments in which the Fund may invest. It is possible that these or similar measures could potentially limit or completely restrict the ability of the Fund to use these instruments as a part of its investment strategy. Limits or restrictions applicable to the counterparties with which the Fund may engage in derivative transactions could also prevent the Fund from using these instruments.

Foreign Currency Warrants: Foreign currency warrants such as Currency Exchange WarrantsSM ("CEWsSM") are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

OTHER INVESTMENT TECHNIQUES

Borrowing: Borrowing will result in leveraging of the Fund's assets. This borrowing may be secured or unsecured. Borrowing, like other forms of leverage, will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sells holdings at that time.

From time to time, the Fund may enter into, and make borrowings for temporary purposes related to the redemption of shares under, a credit agreement with third-party lenders. Borrowings made under such credit agreements will be allocated pursuant to guidelines approved by the Board.

The Fund may engage in other transactions that may have the effect of creating leverage in the Fund's portfolio, including by way of example reverse repurchase agreements, dollar rolls, and derivatives transactions. The Fund will generally not treat such transactions as borrowings of money.

Illiquid Securities: Illiquid investment means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may not invest more than 15% of its net assets in illiquid investments. With the exception of money market funds, Rule 22e-4 under the 1940 Act requires a Fund to adopt a liquidity risk management program to assess and manage its liquidity risk. Under its program, a Fund is required to classify its investments into specific liquidity categories and monitor compliance with limits on investments in illiquid securities. While the liquidity risk management program attempts to assess and manage liquidity risk, there is no guarantee it will be effective in its operations and it may not reduce the liquidity risk inherent in a Fund's investments.

Participation on Creditor Committees: The Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may incur additional expenses such as legal fees and may make the Fund an "insider" of the issuer for purposes of the federal securities laws, which may restrict such Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation on such committees may also expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors.

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Repurchase Agreements: A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price. Repurchase agreements may be viewed as loans which are collateralized by the securities subject to repurchase. The value of the underlying securities in such transactions will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate. To the extent that the Fund has invested a substantial portion of its assets in repurchase agreements, the investment return on such assets, and potentially the ability to achieve the investment objectives, will depend on the counterparties' willingness and ability to perform their obligations under the repurchase agreements.

Restricted Securities: The Fund may invest in securities that are legally restricted as to resale (such as those issued in private placements). These investments may include securities governed by Rule 144A under the 1933 Act ("Rule 144A") and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act and restricted as to their resale. The Fund may incur additional expense when disposing of restricted securities, including costs to register the sale of the securities. The Board has delegated to Fund management the responsibility for monitoring and determining the liquidity of restricted securities, subject to the Board's oversight.

Reverse Repurchase Agreements and Dollar Roll Transactions: Reverse repurchase agreements involve sales of portfolio securities to another party and an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. The Fund will typically segregate or "earmark" assets determined to be liquid by Fund management in accordance with procedures established by the Board, equal (on a mark-to-market basis) to its obligations under any reverse repurchase or dollar roll agreement.

Dollar rolls involve selling securities (e.g. mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar securities on a specified future date and price from the same party. Mortgage-dollar rolls and U.S. Treasury rolls are types of dollar rolls. During the roll period, principal and interest paid on the securities is not received but proceeds from the sale can be invested.

Reverse repurchase agreement and dollar rolls involve the risk that the market value of the securities to be repurchased under the agreement may decline below the repurchase price. If the buyer of securities under a reverse repurchase agreement or dollar rolls files for bankruptcy or becomes insolvent, such a buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the obligation to repurchase the securities and use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Additionally, reverse repurchase agreements entail many of the same risks as OTC derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected.

Securities Lending: Securities lending involves lending of portfolio securities to qualified broker/dealers, banks or other financial institutions who may need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failure to deliver securities, or completing arbitrage operations. Securities are loaned pursuant to a securities lending agreement approved by the Board and under the terms, structure and the aggregate amount of such loans consistent with the 1940 Act. Lending portfolio securities increases the lender's income by receiving a fixed fee or a percentage of the collateral, in addition to receiving the interest or dividend on the securities loaned. As collateral for the loaned securities, the borrower gives the lender collateral equal to at least 100% of the value of the loaned securities. The collateral may consist of cash (including U.S. dollars and foreign currency), securities issued by the U.S. Government or its agencies or instrumentalities, or such other collateral as may be approved by the Board. The borrower must also agree to increase the collateral if the value of the loaned securities increases but may request some of the collateral be returned if the market value of the loaned securities goes down.

During the existence of the loan, the lender will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. Loans are subject to termination by the lender or a borrower at any time. The Fund may choose to terminate a loan in order to vote in a proxy solicitation.

During the time a security is on loan and the issuer of the security makes an interest or dividend payment, the borrower pays the lender a substitute payment equal to any interest or dividends the lender would have received directly from the issuer of the security if the lender had not loaned the security. When a lender receives dividends directly from domestic or certain foreign corporations, a portion of the dividends paid by the lender itself to its shareholders and attributable to those dividends (but not the portion attributable to substitute payments) may be eligible for (i) treatment as "qualified dividend income" in the hands of individuals or (ii) the federal dividends received deduction in the hands of corporate shareholders. The Adviser expects generally to follow the practice of causing the Fund to terminate a securities loan – and forego any income on the loan after the termination – in anticipation of a dividend payment. By doing so, a lender would receive the dividend directly from the issuer of the securities, rather than a substitute payment from the borrower of the securities, and thereby preserve the possibility of those tax benefits for certain shareholders. A lender's shares may be held by affiliates of the Adviser, and the Adviser's termination of securities loans under these circumstances (resulting in the lender's foregoing income from the loans after the termination) may provide an economic benefit to those affiliates.

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Securities lending involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. Counterparty risk also includes a potential loss of rights in the collateral if the borrower or the Lending Agent defaults or fails financially. This risk is increased if loans are concentrated with a single borrower or limited number of borrowers. There are no limits on the number of borrowers that may be used and securities may be loaned to only one or a small group of borrowers. Participation in securities lending also incurs the risk of loss in connection with investments of cash collateral received from the borrowers. Cash collateral is invested in accordance with investment guidelines contained in the Securities Lending Agreement and approved by the Board. Some or all of the cash collateral received in connection with the securities lending program may be invested in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Lending Agent (or its affiliates). The Lending Agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the Lending Agent may receive asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the Lending Agent (or its affiliates) and the Fund with respect to the management of such cash collateral. To the extent that the value or return on investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. The Lending Agent will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due, but such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Adviser is not responsible for any loss incurred by the Fund in connection with the securities lending program.

Short Sales: Short sales can be made "against the box" or not "against the box." A short sale that is not made "against the box" is a transaction in which a party sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the seller must borrow the security to make delivery to the buyer. To borrow the security, the seller also may be required to pay a premium, which would increase the cost of the security sold. The seller then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. It may not be possible to liquidate or close out the short sale at any particular time or at an acceptable price. The price at such a time may be more or less than the price at which the security was sold by the seller. The seller will incur a loss if the price of the security increases between the date of the short sale and the date on which the seller replaced the borrowed security. Such loss may be unlimited. The seller will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of a loss increased, by the amount of the premium, dividends or interest the seller may be required to pay in connection with a short sale. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.) Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit-linked instruments, and swap contracts.

The seller may also make short sales "against the box." A short sale "against the box" is a transaction in which a security identical to one owned by the seller is borrowed and sold short. If the seller enters into a short sale against the box, it is required to hold securities equivalent in-kind and in amount to the securities sold short (or securities convertible or exchangeable into such securities) while the short sale is outstanding. The seller will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box and will forgo an opportunity for capital appreciation in the security.

Selling short "against the box" typically limits the amount of effective leverage. Short sales "against the box" may be used to hedge against market risks when the manager believes that the price of a security may decline, causing a decline in the value of a security or a security convertible into or exchangeable for such security. In such case, any future losses in the long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities owned, either directly or indirectly, and, in the case of convertible securities, changes in the investment values or conversion premiums of such securities.

In response to market events, the SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on, and/or reporting requirements for, short sales of certain securities, including short positions on such securities acquired through swaps.

To Be Announced Sale Commitments: To be announced commitments represent an agreement to purchase or sell securities on a delayed delivery or forward commitment basis through the "to-be announced" ("TBA") market. With TBA transactions, a commitment is made to either purchase or sell securities for a fixed price, without payment, and delivery at a scheduled future dated beyond the customary settlement period for securities. In addition, with TBA transactions, the particular securities to be delivered or received are not identified at the trade date; however, securities delivered to a purchaser must meet specified criteria (such as yield, duration, and credit quality) and contain similar characteristics. TBA securities may be sold to hedge positions or to dispose of securities under delayed-delivery arrangements.

Although the particular TBA securities must meet industry-accepted "good delivery" standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the purchaser will still bear the risk of any decline in the value of the security to be delivered. Because these transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the purchaser may be less favorable than the security delivered to the dealer. The purchaser of TBA securities generally is subject to increased market risk and interest rate risk because the delivered securities may be less favorable than anticipated by the purchaser. TBA securities have the effect of creating leverage.

Recently proposed FINRA rules include mandatory margin requirements for the TBA market with limited exceptions. TBAs historically have not been required to be collateralized. The collateralization of TBA trades is intended to mitigate counterparty credit risk between trade and settlement, but could increase the cost of TBA transactions and impose added operational complexity.

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When-Issued Securities and Delayed Delivery Transactions: When-issued securities and delayed delivery transactions involve the purchase or sale of securities at a predetermined price or yield with payment and delivery taking place in the future after the customary settlement period for that type of security. Upon the purchase of the securities, liquid assets with an amount equal to or greater than the purchase price of the security will be set aside to cover the purchase of that security. The value of these securities is reflected in the net assets value as of the purchase date; however, no income accrues from the securities prior to their delivery.

There can be no assurance that a security purchased on a when-issued basis will be issued or that a security purchased or sold on a delayed delivery basis will be delivered. When the Fund engages in when-issued or delayed delivery transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The purchase of securities in this type of transaction increases an overall investment exposure and involves a risk of loss if the value of the securities declines prior to settlement. If deemed advisable as a matter of investment strategy, the securities may be disposed of or the transaction renegotiated after it has been entered into, and the securities sold before those securities are delivered on the settlement date.

OTHER RISKS

Cyber Security Issues: The Voya family of funds, and their service providers, may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting a Fund or its service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund's ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. A Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Fund may invest, which could result in material adverse consequences for such issuers and may cause a Fund's investment in such companies to lose value. In addition, substantial costs may be incurred in order to prevent any cyber-attacks in the future. While each Fund has established a business continuity plan in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a Fund cannot control the cyber security plans and systems put in place by service providers to the Fund, and such third party service providers may have limited indemnification obligations to the Adviser or a Fund, each of whom could be negatively impacted as a result. A Fund and its shareholders could be negatively impacted as a result. Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund's investments to lose value. In addition, cyber-attacks involving the Fund's counterparty could affect such counterparty's ability to meet its obligations to the Fund, which may result in losses to the Fund and its shareholders. Furthermore, as a result of cyber-attacks, disruptions or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or unable to accurately price its investments.

Qualified Financial Contracts: The Fund's investments may involve qualified financial contracts ("QFCs"). QFCs include, but are not limited to, securities contracts, commodities contracts, forward contracts, repurchase agreements, securities lending agreements and swaps agreements, as well as related master agreements, security agreements, credit enhancements, and reimbursement obligations. Under regulations adopted by federal banking regulators pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act certain QFCs with counterparties that are part of U.S. or foreign global systemically important banking organizations be amended to include contractual restrictions on close-out and cross-default rights. If a covered counterparty of a Fund or certain of the covered counterparty's affiliates were to become subject to certain insolvency proceedings, the Fund may be temporarily, or in some cases permanently, unable to exercise certain default rights, and the QFC may be transferred to another entity. These requirements may impact a Fund's credit and counterparty risks.

TEMPORARY DEFENSIVE STRATEGIES

When the Adviser or sub-adviser (if applicable) to the Fund anticipates unusual market, economic, political, or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, that Fund may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While the Fund invests defensively, it may not achieve its investment objective. The Fund's defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized.

PORTFOLIO TURNOVER

A change in securities held in the Fund's portfolio is known as portfolio turnover and may involve the payment by the Fund of dealer mark-ups or brokerage or underwriting commissions and other transaction costs associated with the purchase or sale of securities.

The Fund may sell a portfolio investment soon after its acquisition if the Adviser or Sub-Adviser believes that such a disposition is consistent with the Fund's investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. Portfolio turnover rate for a fiscal year is the percentage determined by dividing (i) the lesser of the cost of purchases or sales of portfolio securities by (ii) the monthly

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average of the value of portfolio securities owned by the Fund during the fiscal year. Securities with maturities at acquisition of one year or less are excluded from this calculation. The Fund cannot accurately predict its turnover rate; however, the rate will be higher when the Fund finds it necessary or desirable to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events.

A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and transaction costs which are ultimately borne by the Fund's shareholders. High portfolio turnover may result in the realization of substantial capital gains.

To the extent the Fund invests in affiliated Underlying Funds, the discussion above relating to investment decisions made by the Adviser or the Sub-Adviser with respect to the Fund also includes investment decisions made by an Adviser or a Sub-Adviser with respect to those Underlying Funds.

The Predecessor Fund's historical turnover rates are included in the Financial Highlights tables in the Fund's Prospectus.

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such percentage limitation or standard will be determined immediately after and as a result of the Fund's acquisition of such security or other asset, except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). Accordingly, any subsequent change in value, net assets or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

Unless otherwise stated, if a Fund's holdings of illiquid securities exceeds 15% of its net assets because of changes in the value of the Fund's investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund.

Illiquid investment means any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Such securities include, but are not limited to, fixed time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(a)(2) of the 1933 Act, or securities otherwise subject to restrictions on resale under the 1933 Act ("Restricted Securities") shall not be deemed illiquid solely by reason of being unregistered.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions as fundamental policies, which means they cannot be changed without the approval of the holders of a "majority" of the Fund's outstanding voting securities, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of: (i) 67% or more of the Fund's voting securities present at a meeting of shareholders at which the holders of more than 50% of the outstanding voting securities of the Fund are present in person or represented by proxy; or (ii) more than 50% of the Fund's outstanding voting securities.

Voya Small Cap Growth Fund

As a matter of fundamental policy, the Fund may not:

1.invest 25% or more of the value of its net assets in the securities of companies engaged in any one industry or group of related industries. The Fund may, however, invest for temporary defensive purposes up to 100% of the value of the total assets in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

2.purchase or sell real estate unless acquired as the result of direct ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, including real estate investment trusts. This restriction shall not preclude the Fund from buying securities backed by mortgages on real estate or securities of companies engaged in these activities. This restriction shall not prevent the Fund from investing in real estate operating companies and companies engaged in other real estate related businesses.

3.make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies;

(b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

4.purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of that issuer to be held in the Fund.

5.purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5% of the value of the total assets of the Fund at market value to be invested in the securities of that issuer (other than obligations of the U.S. government and its agencies and instrumentalities), with reference to 75% of the assets of the Fund.

6.issue senior securities, bonds, or debentures.

7.underwrite securities of other issuers, except the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended ("1933 Act").

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8.(a) borrow (for temporary or emergency purposes and not for the purpose of leveraging its investments) in an amount exceeding 33 1/3% of the value of its total assets, and, in the event that market conditions or other factors result in the Fund's borrowed amounts exceeding 33 1/3% of its assets (including amounts borrowed), the Fund will reduce the amount of its borrowing to an extent and in such a manner required by the 1940 Act;

(b) mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings, and only with respect to, up to 1/3 of its assets.

9.engage in short sales of securities except to the extent that such sales are "against the box"; that is, only to the extent the Fund owns the securities sold short or owns other securities convertible into an equivalent amount of securities sold short. Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to securities. In any event, no more than 10% of the value of the Fund's net assets may, at the time, be held as collateral for such sales.

10.buy and sell puts and calls on stock index futures, or financial futures or options on financial futures, unless such options are written by other persons and the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange.

DISCLOSURE OF THE FUND'S PORTFOLIO SECURITIES

The Fund is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Fund's annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form NPORT-P for the first and third fiscal quarters. The Fund's NPORT-P is available on the SEC's website at www.sec.gov and may be obtained, free of charge, by contacting the Fund at the address and phone number on the cover of this SAI or by visiting our website at www.voyainvestments.com.

In addition, the Fund posts its portfolio holdings schedule on Voya's website on a monthly basis and makes it available on the 15th calendar day following the end of the previous calendar month, or as soon thereafter as practicable. The portfolio holdings schedule is as of the last day of the previous calendar month.

The Fund may also post its complete or partial portfolio holdings on its website as of a specified date. The Fund may also file information on portfolio holdings with the SEC or other regulatory authority as required by applicable law.

The Fund also compiles a list of its ten largest ("Top Ten") holdings and/or its Top Ten largest issuers. This information is made available on Voya's website on the 10th calendar day following the end of the previous calendar month, or as soon thereafter as practicable. The Top Ten holdings and/or issuer information shall be as of the last day of the previous calendar month.

Investors (both individual and institutional), financial intermediaries that distribute the Fund's shares, and most third parties may receive the Fund's annual or semi-annual shareholder reports, or view them on Voya's website, along with the Fund's portfolio holdings schedule.

The Top Ten list is also provided in quarterly Fund descriptions that are included in the offering materials of variable life insurance products, variable annuity contracts and other retirement plans.

Other than in regulatory filings or on Voya's website, the Fund may provide its complete portfolio holdings to certain unaffiliated third parties and affiliates when a Fund has a legitimate business purpose for doing so. Unless otherwise noted below, the Fund's disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, the Fund's disclosure of its portfolio holdings may include disclosure:

•to the Fund's independent registered public accounting firm, named herein, for use in providing audit opinions, as well as to the independent registered public accounting firm of an entity affiliated with the Adviser if the Fund is consolidated into the financial results of the affiliated entity;

•to financial printers for the purpose of preparing Fund regulatory filings;

•for the purpose of due diligence regarding a merger or acquisition involving the Fund;

•to a new adviser or sub-adviser or a transition manager prior to the commencement of its management of the Fund;

•to rating and ranking agencies such as Bloomberg L.P., Morningstar, Inc., Lipper Leaders Rating System, and S&P (such agencies may receive more raw data from the Fund than is posted on the Fund's website);

•to consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Fund;

•to service providers, on a daily basis, in connection with their providing services benefiting the Fund including, but not limited to, the provision of custodial and transfer agency services, the provision of analytics for securities lending oversight and reporting, compliance oversight, and proxy voting or class action service providers;

•to a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Fund shareholders;

•to certain wrap fee programs, on a weekly basis, on the first Business Day following the previous calendar week;

•to a third party who acts as a "consultant" and supplies the consultant's analysis of holdings (but not actual holdings) to the consultant's clients (including sponsors of retirement plans or their consultants) or who provides regular analysis of Fund portfolios. The types, frequency and timing of disclosure to such parties vary depending upon information requested; or

•to legal counsel to the Fund and the Trustees.

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In all instances of such disclosure, the receiving party is subject to a duty or obligation of confidentiality, including a duty not to trade on such information.

In addition, a Sub-Adviser may provide portfolio holdings information to third-party service providers in connection with such Sub-Adviser carrying out its duties pursuant to the Sub-Advisory Agreement in place between such Sub-Adviser and the Adviser, provided however that the Sub-Adviser is responsible for such third-party's confidential treatment of such data pursuant to the Sub-Advisory Agreement. This portfolio holdings information may be provided on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. The Sub-Adviser is also obligated, pursuant to its fiduciary duty to the relevant Fund, to ensure that any third-party service provider has a duty not to trade on any portfolio holdings information it receives other than on behalf of the Fund until public disclosure by the relevant Fund.

In addition to the situations discussed above, disclosure of the Fund's complete portfolio holdings on a more frequent basis to any unaffiliated third party or affiliates may be permitted if approved by the Chief Legal Officer of the Adviser or the Chief Compliance Officer of the Funds (each an "Authorized Party") pursuant to the Board's procedures. In each such case, the Authorized Party would determine whether the proposed disclosure of the Fund's complete portfolio holdings is for a legitimate business interest; whether such disclosure is in the best interest of Fund shareholders; whether such disclosure will create any conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Adviser, Principal Underwriter or any affiliated person of the Fund, its Adviser, or its Principal Underwriter, on the other; and the third party must execute an agreement setting forth its duty of confidentiality with regards to the portfolio holdings, including a duty not to trade on such information. An Authorized Party would report to the Board regarding the implementation of these procedures.

The Board has authorized the senior officers of the Adviser or its affiliates to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with these policies and procedures. The Adviser or its affiliates report quarterly to the Board regarding the implementation of these policies and procedures.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund's Form NPORT-P is available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings is also available at www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at 1-800-992-0180.

43

MANAGEMENT OF THE TRUST

The business and affairs of the Trust are managed under the direction of the Trust's Board according to the applicable laws of the Commonwealth of Massachusetts.

The Board governs the Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance.

Set forth in the table below is information about each Trustee of the Fund.

	Name, Address and Age	Position(s) Held with	Term of Office and	Principal	Number of Funds in	Other Board Positions
		the Trust	Length of Time	Occupation(s) During	the Fund Complex	Held by Trustees
			Served1	the Past 5 Years	Overseen by Trustees2
Independent Trustees
	Colleen D. Baldwin	Chairperson	January 2020 –	President, Glantuam	131	Dentaquest,
	7337 East Doubletree Ranch Road, Suite 100		Present	Partners, LLC, a		(February 2014 –
	Scottsdale, AZ 85258-2034	Trustee	November 2007 –	business consulting		Present); RSR
	Age: 61		Present	firm (January 2009 –		Partners, Inc., (2016
				Present).		– Present).
	John V. Boyer	Trustee	January 2005 –	Retired. Formerly,	131	None.
	7337 East Doubletree Ranch Road, Suite 100		Present	President and Chief
	Scottsdale, AZ 85258-2034			Executive Officer,
	Age: 68			Bechtler Arts
Foundation, an arts
and education
foundation (January
2008 – December
44				2019).
	Patricia W. Chadwick	Trustee	January 2006 –	Consultant and	131	Wisconsin Energy

	7337 East Doubletree Ranch Road, Suite 100		Present	President, Ravengate		Corporation (June
	Scottsdale, AZ 85258-2034			Partners LLC, a		2006 – Present); The
	Age: 73			consulting firm that		Royce Funds (22
				provides advice		funds) (December
				regarding financial		2009 – Present); and
				markets and the		AMICA Mutual
				global economy		Insurance Company
				(January 2000 –		(1992 – Present).
Present).
	Martin J. Gavin	Trustee	August 2015 –	Retired.	131	None.
	7337 East Doubletree Ranch Road, Suite 100		Present
Scottsdale, AZ 85258-2034
Age: 71
	Joseph E. Obermeyer	Trustee	May 2013 – Present	President, Obermeyer	131	None.
	7337 East Doubletree Ranch Road, Suite 100			& Associates, Inc., a
	Scottsdale, AZ 85258-2034			provider of financial
	Age: 64			and economic
consulting services
(November 1999 –
Present).

	Name, Address and Age	Position(s) Held with	Term of Office and	Principal	Number of Funds in	Other Board Positions
		the Trust	Length of Time	Occupation(s) During	the Fund Complex	Held by Trustees
			Served1	the Past 5 Years	Overseen by Trustees2
	Sheryl K. Pressler	Trustee	January 2006 –	Consultant (May	131	Centerra Gold Inc.
	7337 East Doubletree Ranch Road, Suite 100		Present	2001 – Present).		(May 2008 –
	Scottsdale, AZ 85258-2034					Present).
Age: 71
	Christopher P. Sullivan	Trustee	October 2015 –	Retired.	131	None.
	7337 East Doubletree Ranch Road, Suite 100		Present
Scottsdale, AZ 85258-2034
Age: 67
Trustee who is an "Interested Person"

	Dina Santoro3	Trustee	July 2018 – Present	President, Voya	131	Voya Investments,
	230 Park Avenue			Investments, LLC and		LLC, Voya Capital,
	New York, NY 10169			Voya Capital, LLC		LLC and Voya Funds
	Age: 48			(March 2018 –		Services, LLC (March
				Present); Senior Vice		2018 – Present);
				President,		Voya Investments
				Voya Investments		Distributor, LLC (April
				Distributor, LLC (April		2018 – Present).
2018 – Present);
Senior Managing
Director, Head of
Product and
45				Marketing Strategy,
Voya Investment

Management
(September 2017 –
Present). Formerly,
Managing Director,
Quantitative
Management
Associates, LLC
(January 2004 –
August 2017).

1Trustees serve until their successors are duly elected and qualified. The tenure of each Trustee who is not an "interested person" as defined in the 1940 Act, of the Fund (as defined below, "Independent Trustee") is subject to the Board's retirement policy, which states that each duly elected or appointed Independent Trustee shall retire from and cease to be a member of the Board of Trustees at the close of business on December 31 of the calendar year in which the Independent Trustee attains the age of 75. A majority vote of the Board's other Independent Trustees may extend the retirement date of an Independent Trustee if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for the purposes of appointing a successor to the Independent Trustee or otherwise complying under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer required (as determined by a vote of a majority of the other Independent Trustees).

2For the purposes of this table, "Fund Complex" includes the following investment companies: Voya Asia Pacific High Dividend Equity Income Fund; Voya Balanced Portfolio, Inc.; Voya Emerging Markets High Dividend Equity Fund; Voya Equity Trust; Voya Funds Trust; Voya Global Advantage and Premium Opportunity Fund; Voya Global Equity Dividend and Premium Opportunity Fund; Voya Government Money Market Portfolio; Voya Infrastructure, Industrials and Materials Fund; Voya Intermediate Bond Portfolio; Voya Investors Trust; Voya Mutual Funds; Voya Partners, Inc.; Voya Senior Income Fund; Voya Separate Portfolios Trust; Voya Strategic Allocation Portfolios, Inc.; Voya Variable Funds; Voya Variable Insurance Trust; Voya Variable Portfolios, Inc.; and Voya Variable Products Trust. The number of funds in the Fund Complex is as of January 31, 2022.

3Ms. Santoro is deemed to be an interested person of the Trust, as defined by the 1940 Act, because of her current affiliation with any of the Voya funds, Voya Financial, Inc., or Voya Financial, Inc.'s affiliates.

Information Regarding Officers of the Trust

Set forth in the table below is information for each Officer of the Trust.

	Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time	Principal Occupation(s) During the
			Served1	Past 5 Years
	Michael Bell	Chief Executive Officer	March 2018 - Present	Chief Executive Officer and Director,
	One Orange Way			Voya Investments, LLC, Voya Capital,
	Windsor, CT 06095			LLC, and Voya Funds Services, LLC
	Age: 52			(March 2018 – Present); Senior Vice
President, Voya Investments
Distributor, LLC (March 2020 –
Present); Chief Financial Officer, Voya
Investment Management (September
2014 – Present). Formerly, Senior
Vice President and Chief Financial
Officer, Voya Investments Distributor,
LLC (September 2019 – March 2020);
Senior Vice President and Treasurer,
Voya Investments Distributor, LLC
(November 2015 – September 2019);
Senior Vice President, Chief Financial
Officer, and Treasurer, Voya
Investments, LLC (November 2015 –
March 2018).
	Dina Santoro	President	March 2018 - Present	President and Director, Voya
	230 Park Avenue			Investments, LLC and Voya Capital,
	New York, NY 10169			LLC (March 2018 – Present); Director,
46	Age: 48			Voya Funds Services, LLC (March
2018 – Present); Director and Senior

Vice President, Voya Investments
Distributor, LLC (April 2018 –
Present); Senior Managing Director,
Head of Product and Marketing
Strategy, Voya Investment
Management (September 2017 –
Present). Formerly, Managing Director,
Quantitative Management Associates,
LLC (January 2004 – August 2017).
	Jonathan Nash	Executive Vice President	March 2020 - Present	Executive Vice President, and Chief
	230 Park Avenue			Investment Risk Officer, Voya
	New York, NY 10169	Chief Investment Risk Officer		Investments, LLC (March 2020 –
	Age: 54			Present); Senior Vice President,
Investment Risk Management, Voya
Investment Management (March 2017
– Present). Formerly, Vice President,
Voya Investments, LLC (September
2018 – March 2020); Consultant, DA
Capital LLC (January 2016 – March
2017).

	Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time	Principal Occupation(s) During the
			Served1	Past 5 Years
	James M. Fink	Executive Vice President	March 2018 - Present	Managing Director, Voya Investments,
	5780 Powers Ferry Rd. NW			LLC, Voya Capital, LLC, and
	Atlanta, GA 30327			Voya Funds Services, LLC (March
	Age: 63			2018 – Present); Senior Vice
President, Voya Investments
Distributor, LLC (April 2018 –
Present); Chief Administrative Officer,
Voya Investment Management
(September 2017 – Present).
Formerly, Managing Director,
Operations, Voya Investment
Management (March 1999 –
September 2017).
	Kevin M. Gleason	Chief Compliance Officer	February 2012 - Present	Senior Vice President, Voya
	7337 East Doubletree Ranch Road, Suite 100			Investment Management and Chief
	Scottsdale, AZ 85258-2034			Compliance Officer, Voya Family of
	Age: 55			Funds (February 2012- Present).
	Todd Modic	Senior Vice President, Chief/Principal	March 2005 - Present	President, Voya Funds Services, LLC
	7337 East Doubletree Ranch Road, Suite 100	Financial Officer and Assistant		(March 2018 – Present) and Senior
	Scottsdale, AZ 85258-2034	Secretary		Vice President, Voya Investments, LLC
	Age: 54			(April 2005 – Present).
	Kimberly A. Anderson	Senior Vice President	November 2003 - Present	Senior Vice President, Voya
47	7337 East Doubletree Ranch Road, Suite 100			Investments, LLC (September 2003 –
	Scottsdale, AZ 85258-2034			Present).

Age: 57
	Micheline S. Faver	Senior Vice President	September 2020 - Present	Senior Vice President, Head of Fund
	7337 East Doubletree Ranch Road, Suite 100			Compliance, and Chief Compliance
	Scottsdale, AZ 85258-2034			Officer, Voya Investments, LLC (March
	Age: 44			2021 – Present). Formerly, Vice
President, Head of Fund Compliance,
Chief Compliance Officer, Voya
Investments, LLC (June 2016 – March
2021).
	Robert Terris	Senior Vice President	May 2006 - Present	Senior Vice President,
	5780 Powers Ferry Rd. NW			Voya Investments Distributor, LLC
	Atlanta, GA 30327			(April 2018 – Present); Senior Vice
	Age: 51			President, Head of Investment
Services, Voya Investments, LLC (April
2018 – Present) and Voya Funds
Services, LLC (March 2006 –
Present). Formerly, Senior Vice
President, Head of Division
Operations, Voya Investments, LLC
(October 2015 – April 2018).

	Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time	Principal Occupation(s) During the
			Served1	Past 5 Years
	Fred Bedoya	Vice President and Treasurer	September 2012 - Present	Vice President, Voya Investments, LLC
	7337 East Doubletree Ranch Road, Suite 100			(October 2015 – Present) and
	Scottsdale, AZ 85258-2034			Voya Funds Services, LLC (July 2012
	Age: 49			– Present).
	Maria M. Anderson	Vice President	September 2004 - Present	Vice President, Voya Investments, LLC
	7337 East Doubletree Ranch Road, Suite 100			(October 2015 – Present) and
	Scottsdale, AZ 85258-2034			Voya Funds Services, LLC (September
	Age: 63			2004 – Present).
	Sara M. Donaldson	Vice President	September 2014 - Present	Vice President, Voya Investments, LLC
	7337 East Doubletree Ranch Road, Suite 100			(October 2015 – Present).
Scottsdale, AZ 85258-2034
Age: 62
	Robyn L. Ichilov	Vice President	November 1999 - Present	Vice President, Voya Funds Services,
	7337 East Doubletree Ranch Road, Suite 100			LLC (November 1995 – Present) and
	Scottsdale, AZ 85258-2034			Voya Investments, LLC (August 1997
	Age: 54			– Present).
	Jason Kadavy	Vice President	September 2012 - Present	Vice President, Voya Investments, LLC
	7337 East Doubletree Ranch Road, Suite 100			(October 2015 – Present) and
	Scottsdale, AZ 85258-2034			Voya Funds Services, LLC (July 2007
	Age: 45			– Present).
	Andrew K. Schlueter	Vice President	March 2018 - Present	Vice President, Voya Investments
	7337 East Doubletree Ranch Road, Suite 100			Distributor, LLC (April 2018 –
48	Scottsdale, AZ 85258-2034			Present); Vice President, Voya
	Age: 45			Investments, LLC and Voya Funds

Services, LLC (March 2018 –
Present); Vice President, Head of
Mutual Fund Operations, Voya
Investment Management (February
2018 – Present). Formerly, Vice
President, Voya Investment
Management (March 2014 – February
2018).
	Craig Wheeler	Vice President	May 2013 - Present	Vice President – Director of Tax, Voya
	7337 East Doubletree Ranch Road, Suite 100			Investments, LLC (October 2015 –
	Scottsdale, AZ 85258-2034			Present).
Age: 52
	Monia Piacenti	Anti-Money Laundering Officer	June 2018 - Present	Anti-Money Laundering Officer,
	One Orange Way			Voya Investments Distributor, LLC,
	Windsor, CT 06095			Voya Investment Management, and
	Age: 45			Voya Investment Management Trust
Co. (June 2018 – Present);
Compliance Consultant, Voya
Financial, Inc. (January 2019 –
Present). Formerly, Senior Compliance
Officer, Voya Investment Management
(December 2009 – December 2018).

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time	Principal Occupation(s) During the
		Served1	Past 5 Years
Joanne F. Osberg	Secretary	September 2020 - Present	Vice President and Senior Counsel,
7337 East Doubletree Ranch Road, Suite 100			Voya Investment Management –
Scottsdale, AZ 85258-2034			Mutual Fund Legal Department
Age: 40			(September 2020 – Present).
Formerly, Vice President and Counsel,
Voya Investment Management –
Mutual Fund Legal Department
(January 2013 – September 2020).
Paul A. Caldarelli	Assistant Secretary	June 2010 - Present	Vice President and Senior Counsel,
7337 East Doubletree Ranch Road, Suite 100			Voya Investment Management –
Scottsdale, AZ 85258-2034			Mutual Fund Legal Department (March
Age: 70			2010 – Present).

1 The Officers hold office until the next annual meeting of the Board of Trustees and until their successors shall have been elected and qualified.

49

The Board of Trustees

The Trust and the Fund are governed by the Board, which oversees the Trust's business and affairs. The Board delegates the day-to-day management of the Trust and the Fund to the Trust's Officers and to various service providers that have been contractually retained to provide such day-to-day services. The Voya entities that render services to the Trust and the Fund do so pursuant to contracts that have been approved by the Board. The Trustees are experienced executives who, among other duties, oversee the Trust's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's investment performance.

The Board Leadership Structure and Related Matters

The Board is comprised of eight (8) members, seven (7) of whom are independent or disinterested persons, which means that they are not "interested persons" of the Fund as defined in Section 2(a)(19) of the 1940 Act ("Independent Trustees").

The Trust is one of 20 registered investment companies (with a total of approximately 131 separate series) in the Voya family of funds and all of the Trustees serve as members of, as applicable, each investment company's Board of Directors or Board of Trustees. The Board employs substantially the same leadership structure with respect to each of these investment companies.

One of the Independent Trustees, currently Colleen D. Baldwin, serves as the Chairperson of the Board of the Trust. The responsibilities of the Chairperson of the Board include: coordinating with management in the preparation of agendas for Board meetings; presiding at Board meetings; between Board meetings, serving as a primary liaison with other Trustees, officers of the Trust, management personnel, and legal counsel to the Independent Trustees; and such other duties as the Board periodically may determine. Ms. Baldwin does not hold a position with any firm that is a sponsor of the Trust. The designation of an individual as the Chairperson does not impose on such Independent Trustee any duties, obligations or liabilities greater than the duties, obligations or liabilities imposed on such person as a member of the Board, generally.

The Board performs many of its oversight and other activities through the committee structure described below in the "Board Committees" section. Each Committee operates pursuant to a written charter approved by the Board. The Board currently conducts regular meetings eight (8) times a year. Six (6) of these regular meetings consist of sessions held over a two- or three-day period, and two (2) of these meetings consist of a one-day session. In addition, during the course of a year, the Board and many of its Committees typically hold special meetings by telephone or in person to discuss specific matters that require action prior to the next regular meeting. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board believes that its committee structure is an effective means of empowering the Trustees to perform their fiduciary and other duties. For example, the Board's committee structure facilitates, as appropriate, the ability of individual Board members to receive detailed presentations on topics under their review and to develop increased familiarity with respect to such topics and with key personnel at relevant service providers. At least annually, with guidance from its Nominating and Governance Committee, the Board analyzes whether there are potential means to enhance the efficiency and effectiveness of the Board's operations.

Board Committees

Audit Committee. The Board has established an Audit Committee whose functions include, among other things: (i) meeting with the independent registered public accounting firm of the Trust to review the scope of the Trust's audit, the Trust's financial statements and accounting controls; (ii) meeting with management concerning these matters, internal audit activities, reports under the Trust's whistleblower procedures, the services rendered by various service providers, and other matters; and (iii) overseeing the implementation of the Voya funds' valuation procedures and the fair value determinations made with respect to securities held by the Voya funds for which market value quotations are not readily available. The Audit Committee currently consists of three (3) Independent Trustees. The following Trustees currently serve as members of the Audit Committee: Ms. Baldwin and Messrs. Gavin and Obermeyer. Mr. Gavin currently serves as the Chairperson of the Audit Committee. All Committee members have been designated as Audit Committee Financial Experts under the Sarbanes-Oxley Act of 2002. The Audit Committee typically meets five (5) times per year, and may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Audit Committee held five (5) meetings during the fiscal year ended May 31, 2021.

Compliance Committee. The Board has established a Compliance Committee for the purpose of, among other things: (i) providing oversight with respect to compliance by the funds in the Voya family of funds and their service providers with applicable laws, regulations, and internal policies and procedures affecting the operations of the funds; (ii) receiving reports of evidence of possible material violations of applicable U.S. federal or state securities laws and breaches of fiduciary duty arising under U.S. federal or state laws; (iii) coordinating activities between the Board and the Chief Compliance Officer ("CCO") of the funds; (iv) facilitating information flow among Board members and the CCO between Board meetings; (v) working with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; (vi) making recommendations regarding the role, performance, compensation, and oversight of the CCO; (vii) overseeing the cybersecurity practices of the funds and their key service providers; (viii) overseeing management's administration of proxy voting; (ix) overseeing the effectiveness of brokerage usage by the Trust's advisers or sub-advisers, as applicable, and compliance with regulations regarding the allocation of brokerage for services; and (x) overseeing the implementation of the funds' liquidity risk management program.

The Compliance Committee currently consists of four (4) Independent Trustees: Mses. Chadwick and Pressler and Messrs. Boyer and Sullivan. Mr. Boyer currently serves as the Chairperson of the Compliance Committee. The Compliance Committee typically meets four

(4)times per year, and may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Compliance Committee held five (5) meetings during the fiscal year ended May 31, 2021.

50

Contracts Committee. The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements, distribution agreements, and Rule 12b-1 Plans and, at the discretion of the Board, other service agreements or plans involving the Voya funds (including the Fund). The responsibilities of the Contracts Committee include, among other things: (i) identifying the scope and format of information to be provided by service providers in connection with applicable contract approvals or renewals; (ii) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (iii) evaluating regulatory and other developments that might have an impact on applicable approval and renewal processes; (iv) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (v) assisting in the preparation of a written record of the factors considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; (vi) recommending to the Board specific steps to be taken by it regarding the contracts approval and renewal process, including, for example, proposed schedules of certain actions to be taken; and (vii) otherwise providing assistance in connection with Board decisions to renew, reject, or modify agreements or plans.

The Contracts Committee currently consists of all seven (7) of the Independent Trustees of the Board. Ms. Pressler currently serves as the Chairperson of the Contracts Committee. The Contracts Committee typically meets five (5) times per year and may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Contracts Committee held five (5) meetings during the fiscal year ended May 31, 2021.

Investment Review Committees. The Board has established, for all of the funds under its direction, the following two Investment Review Committees (each an "IRC" and together the "IRCs"): (i) the Investment Review Committee E ("IRC E"); and (ii) the Investment Review Committee F ("IRC F"). The funds are allocated among IRCs periodically by the Board as the Board deems appropriate to balance the workloads of the IRCs and to have similar types of funds or funds with the same investment sub-adviser or the same portfolio management team assigned to the same IRC. Each IRC performs the following functions, among other things: (i) monitoring the investment performance of the funds in the Voya family of funds that are assigned to that Committee; (ii) making recommendations to the Board with respect to investment management activities performed by the advisers and/or sub-advisers on behalf of such Voya funds, and reviewing and making recommendations regarding proposals by management to retain new or additional sub-advisers for these Voya funds; and (iii) making recommendations to the Board regarding the role, performance, compensation, and oversight of the Chief Investment Risk Officer. The Fund is monitored by the IRCs, as indicated below. Each committee is described below.

Fund	IRC E	IRC F

Voya Small Cap Growth Fund		X

The IRC E currently consists of three (3) Independent Trustees. The following Trustees serve as members of the IRC E: Ms. Chadwick and Messrs. Boyer and Obermeyer. Ms. Chadwick currently serves as the Chairperson of the IRC E. The IRC E typically meets five (5) times per year and on an as-needed basis. The IRC E held five (5) meetings during the fiscal year ended May 31, 2021.

The IRC F currently consists of four (4) Independent Trustees. The following Trustees serve as members of the IRC F: Mses. Baldwin and Pressler and Messrs. Gavin and Sullivan. Mr. Sullivan currently serves as the Chairperson of the IRC F. The IRC F typically meets five (5) times per year and on an as-needed basis. The IRC F held five (5) meetings during the fiscal year ended May 31, 2021.

The IRC E and IRC F sometimes meet jointly to consider matters that are reviewed by both Committees. The Committees held five (5) such additional joint meetings during the fiscal year ended May 31, 2021.

Nominating and Governance Committee. The Board has established a Nominating and Governance Committee for the purpose of, among other things: (i) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (ii) reviewing workload and capabilities of Independent Trustees and recommending changes to the size or composition of the Board, as necessary; (iii) monitoring regulatory developments and recommending modifications to the Committee's responsibilities;

(iv)considering and, if appropriate, recommending the creation of additional committees or changes to Trustee policies and procedures based on rule changes and "best practices" in corporate governance; (v) conducting an annual review of the membership and chairpersons of all Board committees and of practices relating to such membership and chairpersons; (vi) undertaking a periodic study of compensation paid to independent board members of investment companies and making recommendations for any compensation changes for the Independent Trustees; (vii) overseeing the Board's annual self-evaluation process; (viii) developing (with assistance from management) an annual meeting calendar for the Board and its committees; (ix) overseeing actions to facilitate attendance by Independent Trustees at relevant educational seminars and similar programs; and (x) overseeing insurance arrangements for the funds.

In evaluating potential candidates to fill Independent Trustee vacancies on the Board, the Nominating and Governance Committee will consider a variety of factors. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee will consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews nominees that it identifies as potential candidates. A shareholder nominee for Trustee should be submitted in writing to the Trust's Secretary at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034. Any such shareholder nomination should include at least the following information as to each individual proposed for nomination as Trustee: such person's written consent to be named in a proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations, including such information as the Board may reasonably deem necessary to satisfy its oversight and due diligence duties.

51

The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely in connection with a shareholder meeting to elect Trustees, any such submission must be delivered to the Trust's Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Trust with the SEC.

The Nominating and Governance Committee currently consists of all seven (7) of the Independent Trustees of the Board. Mr. Obermeyer currently serves as the Chairperson of the Nominating and Governance Committee. The Nominating and Governance Committee conducts meetings as needed or appropriate. The Nominating and Governance Committee held three (3) meetings during the fiscal year ended May 31, 2021.

The Board's Risk Oversight Role

The day-to-day management of various risks relating to the administration and operation of the Trust is the responsibility of management and other service providers retained by the Board or by management, most of whom employ professional personnel who have risk management responsibilities. The Board oversees this risk management function consistent with and as part of its oversight duties. The Board performs this risk management oversight function directly and, with respect to various matters, through its committees. The following description provides an overview of many, but not all, aspects of the Board's oversight of risk management for the Fund. In this connection, the Board has been advised that it is not practicable to identify all of the risks that may impact the Fund or to develop procedures or controls that are designed to eliminate all such risk exposures, and that applicable securities law regulations do not contemplate that all such risks be identified and addressed.

The Board, working with management personnel and other service providers, has endeavored to identify the primary risks that confront the Fund. In general, these risks include, among others: (i) investment risks; (ii) credit risks; (iii) liquidity risks; (iv) valuation risks; (v) operational risks; (vi) reputational risks; (vii) regulatory risks; (viii) risks related to potential legislative changes; (ix) the risk of conflicts of interest affecting Voya affiliates in managing the Fund; and (x) cybersecurity risks. The Board has adopted and periodically reviews various policies and procedures that are designed to address these and other risks confronting the Fund. In addition, many service providers to the Fund have adopted their own policies, procedures, and controls designed to address particular risks to the Fund. The Board and persons retained to render advice and service to the Board periodically review and/or monitor changes to, and developments relating to, the effectiveness of these policies and procedures.

The Board oversees risk management activities in part through receipt and review by the Board or its committees of regular and special reports, presentations and other information from Officers of the Trust, including the CCOs for the Trust and the Adviser and the Trust's Chief Investment Risk Officer ("CIRO"), and from other service providers. For example, management personnel and the other persons make regular reports and presentations to: (i) the Compliance Committee regarding compliance with regulatory requirements and oversight of cybersecurity practices by the Fund and key service providers; (ii) the IRCs regarding investment activities and strategies that may pose particular risks; (iii) the Audit Committee with respect to financial reporting controls and internal audit activities; (iv) the Nominating and Governance Committee regarding corporate governance and best practice developments; and (v) the Contracts Committee regarding regulatory and related developments that might impact the retention of service providers to the Trust. The CIRO oversees an Investment Risk Department ("IRD") that provides an additional source of analysis and research for Board members in connection with their oversight of the investment process and performance of portfolio managers. Among its other duties, the IRD seeks to identify and, where practicable, measure the investment risks being taken by the Fund's portfolio managers. Although the IRD works closely with management of the Trust in performing its duties, the CIRO is directly accountable to, and maintains an ongoing dialogue with, the Independent Trustees.

Qualifications of the Trustees

The Board believes that each of its Trustees is qualified to serve as a Trustee of the Trust based on its review of the experience, qualifications, attributes, and skills of each Trustee. The Board bases this conclusion on its consideration of various criteria, no one of which is controlling. Among others, the Board has considered the following factors with respect to each Trustee: strong character and high integrity; an ability to review, evaluate, analyze, and discuss information provided; the ability to exercise effective business judgment in protecting shareholder interests while taking into account different points of views; a background in financial, investment, accounting, business, regulatory, or other skills that would be relevant to the performance of a Trustee's duties; the ability and willingness to commit the time necessary to perform his or her duties; and the ability to work in a collegial manner with other Board members. Each Trustee's ability to perform his or her duties effectively is evidenced by his or her: experience in the investment management business; related consulting experience; other professional experience; experience serving on the boards of directors/trustees of other public companies; educational background and professional training; prior experience serving on the Board, as well as the boards of other investment companies in the Voya family of funds and/or of other investment companies; and experience as attendees or participants in conferences and seminars that are focused on investment company matters and/or duties that are specific to board members of registered investment companies.

Information indicating certain of the specific experience and qualifications of each Trustee relevant to the Board's belief that the Trustee should serve in this capacity is provided in the table above that provides information about each Trustee. That table includes, for each Trustee, positions held with the Trust, the length of such service, principal occupations during the past five (5) years, the number of series within the Voya family of funds for which the Trustee serves as a Board member, and certain directorships held during the past five (5) years. Set forth below are certain additional specific experiences, qualifications, attributes, or skills that the Board believes support a conclusion that each Trustee should serve as a Board member in light of the Trust's business and structure.

Independent Trustees

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Colleen D. Baldwin has been a Trustee of the Trust since May 21, 2013 and a board member of other investment companies in the Voya family of funds since 2007. She also has served as the Chairperson of the Trust's Board of Trustees since January 1, 2020 and, prior to that, as the Chairperson of the Trust's IRC E from 2014 through 2019. Prior to that, she served as the Chairperson of the Trust's Nominating and Governance Committee from 2013 through 2014 with respect to the Trust and for other funds in the Voya family of funds from 2009 through 2014. Ms. Baldwin is currently an Independent Board Director of Dentaquest and is currently the Chairperson of its Audit Committee and a member of its Mergers & Acquisitions and Finance/Investment Review Committees. Ms. Baldwin is also an Advisory Board member of RSR Partners, Inc. since 2016 and President of Glantuam Partners, LLC, a business consulting firm, since 2009. Prior to that, she served in senior positions at the following financial services firms: Chief Operating Officer for Ivy Asset Management, Inc. (2002-2004), a hedge fund manager; Chief Operating Officer and Head of Global Business and Product Development for AIG Global Investment Group (1995-2002), a global investment management firm; Senior Vice President at Bankers Trust Company (1994-1995); and Senior Managing Director at J.P. Morgan & Company (1987-1994). Ms. Baldwin began her career in 1981 at AT&T/Bell Labs as a systems analyst. Ms. Baldwin holds a B.S. from Fordham University and an M.B.A. from Pace University.

John V. Boyer has been a Trustee of the Trust since May 21, 2013 and a board member of other investment companies in the Voya family of funds since 1997. He also has served as the Chairperson of the Trust's Compliance Committee since January 1, 2020 and, prior to that, as the Chairperson of the the Trust's Board of Trustees from 2014 through 2019. Prior to that, he served as the Chairperson of the Trust's IRC F since May 21, 2013 with respect to the Trust and for other funds in the Voya family of funds since 2006 and as the Chairperson of the Compliance Committee for other funds in the Voya family of funds. Mr. Boyer was the President and CEO of the Bechtler Arts Foundation from 2008 until 2019 for which, among his other duties, Mr. Boyer oversaw all fiduciary aspects of the Foundation and assisted in the oversight of the Foundation's endowment fund. Previously, he served as President and Chief Executive Officer of the Franklin and Eleanor Roosevelt Institute (2006-2007) and as Executive Director of The Mark Twain House & Museum (1989-2006) where he was responsible for overseeing business operations, including endowment funds. He also served as a board member of certain predecessor mutual funds of the Voya family of funds (1997-2005). Mr. Boyer holds a B.A. from the University of California, Santa Barbara and an M.F.A. from Princeton University.

Patricia W. Chadwick has been a Trustee of the Trust since May 21, 2013 and a board member of other investment companies in the Voya family of funds since 2006. She also has served as the Chairperson of the Trust's IRC E since January 1, 2020 and, prior to that, as the Chairperson of the Trust's former Joint IRC from 2018 through 2019. Prior to that, she served as the Chairperson of the Trust's IRC F since January 23, 2014 with respect to the Trust and for other funds in the Voya family of funds since 2007. Since 2000, Ms. Chadwick has been the Founder and President of Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy. She also is a director of The Royce Funds (since 2009), Wisconsin Energy Corp. (since 2006), and AMICA Mutual Insurance Company (since 1992). Previously, she served in senior roles at several major financial services firms where her duties included the management of corporate pension funds, endowments, and foundations, as well as management responsibilities for an asset management business. Ms. Chadwick holds a B.A. from Boston University and is a Chartered Financial Analyst.

Martin J. Gavin has been a Trustee of the Trust since August 1, 2015. He also has served as the Chairperson of the Trust's Audit Committee since January 1, 2018. Mr. Gavin previously served as a Trustee of the Trust from 2011 until September 12, 2013, and as a board member of other investment companies in the Voya family of funds from 2009 until 2010 and from May 21, 2013 until September 12, 2013. Mr. Gavin was the President and Chief Executive Officer of the Connecticut Children's Medical Center from 2006 to 2015. Prior to his position at Connecticut Children's Medical Center, Mr. Gavin worked in the insurance and investment industries for more than 27 years. Mr. Gavin served in several senior executive positions with The Phoenix Companies during a 16 year period, including as President of Phoenix Trust Operations, Executive Vice President and Chief Financial Officer of Phoenix Duff & Phelps, a publicly-traded investment management company, and Senior Vice President of Investment Operations at Phoenix Home Life. Mr. Gavin holds a B.A. from the University of Connecticut.

Joseph E. Obermeyer has been a Trustee of the Trust and a board member of other investment companies in the Voya family of funds since 2003. He also has served as the Chairperson of the Trust's Nominating and Governance Committee since January 1, 2018 and, prior to that, as the Chairperson of the Trust's former Joint IRC from 2014 through 2017. Mr. Obermeyer is the founder and President of Obermeyer & Associates, Inc., a provider of financial and economic consulting services since 1999. Prior to founding Obermeyer & Associates, Mr. Obermeyer had more than 15 years of experience in accounting, including serving as a Senior Manager at Arthur Andersen LLP from 1995 until 1999. Previously, Mr. Obermeyer served as a Senior Manager at Coopers & Lybrand LLP from 1993 until 1995, as a Manager at Price Waterhouse from 1988 until 1993, Second Vice President from 1985 until 1988 at Smith Barney, and as a consultant with Arthur Andersen & Co. from 1984 until 1985. Mr. Obermeyer holds a B.A. in Business Administration from the University of Cincinnati, an M.B.A. from Indiana University, and post graduate certificates from the University of Tilburg and INSEAD.

Sheryl K. Pressler has been a Trustee of the Trust since May 21, 2013 and a board member of other investment companies in the Voya family of funds since 2006. She also has served as the Chairperson of the Trust's Contracts Committee since May 21, 2013 and for other funds in the Voya family of funds since 2007. Ms. Pressler has served as a consultant on financial matters since 2001. Previously, she held various senior positions involving financial services, including as Chief Executive Officer (2000-2001) of Lend Lease Real Estate Investments, Inc. (real estate investment management and mortgage servicing firm), Chief Investment Officer (1994-2000) of California Public Employees' Retirement System (state pension fund), Director of Stillwater Mining Company (May 2002 – May 2013), and Director of Retirement Funds Management (1981-1994) of McDonnell Douglas Corporation (aircraft manufacturer). Ms. Pressler holds a B.A. from Webster University and an M.B.A. from Washington University.

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Christopher P. Sullivan has been a Trustee of the Trust since October 1, 2015. He also has served as the Chairperson of the Trust's IRC F since January 1, 2018. He retired from Fidelity Management & Research in October 2012, following three years as first the President of the Bond Group and then the Head of Institutional Fixed Income. Previously, Mr. Sullivan served as Managing Director and Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009) and prior to that, Senior Vice President at PIMCO (1997-2001). He currently serves as a Director of Rimrock Funds (since 2013), a fixed income hedge fund. He is also a Senior Advisor to Asset Grade (since 2013), a private wealth management firm, and serves as a Trustee of the Overlook Foundation, a foundation that supports Overlook Hospital in Summit, New Jersey. In addition to his undergraduate degree from the University of Chicago, Mr. Sullivan holds an M.A. degree from the University of California at Los Angeles and is a Chartered Financial Analyst.

Interested Trustee

Dina Santoro has been a Trustee of the Trust and a board member of other investment companies in the Voya family of funds since 2018. She also is President and Director of Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (2018 to Present) and Senior Managing Director, Head of Product and Marketing Strategy for Voya Investment Management (2017 – Present). Ms. Santoro previously served as Managing Director and Global Head of Product Strategy and Distribution for Quantitative Management Associates, LLC (2004-2017) and several other senior management positions in various aspects of the financial services business. These positions and experiences have provided Ms. Santoro with extensive investment management, distribution and oversight experience.

Trustee Ownership of Securities

In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own, beneficially, shares of one or more funds in the Voya family of funds at all times ("Ownership Policy"). For this purpose, beneficial ownership of shares of a Voya fund includes, in addition to direct ownership of Voya fund shares, ownership of a variable contract whose proceeds are invested in a Voya fund within the Voya family of funds, as well as deferred compensation payments under the Board's deferred compensation arrangements pursuant to which the future value of such payments is based on the notional value of designated funds within the Voya family of funds.

The Ownership Policy requires the initial value of investments in the Voya family of funds that are directly or indirectly owned by the Trustees to equal or exceed the annual retainer fee for Board services (excluding any annual retainers for service as chairpersons of the Board or its committees or as members of committees), as such retainer shall be adjusted from time to time.

The Ownership Policy provides that existing Trustees shall have a reasonable amount of time from the date of any recent or future increase in the minimum ownership requirements in order to satisfy the minimum share ownership requirements. In addition, the Ownership Policy provides that a new Trustee shall satisfy the minimum share ownership requirements within a reasonable amount of time of becoming a Trustee. For purposes of the Ownership Policy, a reasonable period of time will be deemed to be, as applicable, no more than three years after a Trustee has assumed that position with the Voya family of funds or no more than one year after an increase in the minimum share ownership requirement due to changes in annual Board retainer fees. A decline in value of any fund investments will not cause a Trustee to have to make any additional investments under this Policy.

Investment in mutual funds of the Voya family of funds by the Trustees pursuant to this Ownership Policy is subject to: (i) policies, applied by the mutual funds of the Voya family of funds to other similar investors, that are designed to prevent inappropriate market timing trading practices; and (ii) any provisions of the Code of Ethics for the Voya family of funds that otherwise apply to the Trustees.

Trustees' Fund Equity Ownership Positions

The following table sets forth information regarding each Trustee's beneficial ownership of equity securities of the Fund and the aggregate holdings of shares of equity securities of all the funds in the Voya family of funds for the calendar year ended December 31, 2021.

"N/A" in the table indicates that, as the Fund was not in operation during the calendar year ended December 31, 2021, no Trustee held any equity securities of the Fund during that time. Prior to April 4, 2022, the Predecessor Fund was a series of Predecessor Trust which was overseen by a separate board of trustees.

Fund	Dollar Range of Equity Securities in the Fund as of December 31, 2021
	Colleen D. Baldwin	John V. Boyer	Patricia W. Chadwick	Martin J. Gavin

Voya Small Cap Growth Fund	N/A	N/A	N/A	N/A
Aggregate Dollar Range of	Over $100,0001	Over $100,000	Over $100,000	Over $100,0001
Equity Securities in All		Over $100,0001
Registered Investment
Companies Overseen by
Trustee in the Voya family of
funds

Fund	Dollar Range of Equity Securities in the Fund as of December 31, 2021
	Joseph E. Obermeyer	Sheryl K. Pressler	Dina Santoro	Christopher P. Sullivan
Voya Small Cap Growth Fund	N/A	N/A	N/A	N/A

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Fund	Dollar Range of Equity Securities in the Fund as of December 31, 2021
	Joseph E. Obermeyer	Sheryl K. Pressler	Dina Santoro	Christopher P. Sullivan
Aggregate Dollar Range of	Over $100,0001	Over $100,0001	Over $100,0001	Over $100,000
Equity Securities in All
Registered Investment
Companies Overseen by
Trustee in the Voya family of
funds

1 Includes the value of shares in which a Trustee has an indirect interest through a deferred compensation plan and/or a 401(K) plan.

Independent Trustee Ownership of Securities of the Adviser, Underwriter, and their Affiliates

The following table sets forth information regarding each Independent Trustee's (and his/her immediate family members) share ownership, beneficially or of record, in securities of the Fund's Adviser or Principal Underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Adviser or Principal Underwriter of the Fund (not including registered investment companies) as of December 31, 2021.

"N/A" in the table indicates that, as the Fund was not in operation during the calendar year ended December 31, 2021, no Trustee (or his/her immediate family members) held shares in securities of the Fund's Adviser or Principal Underwriter, or in an entity controlling, controlled by or under common control with the Adviser or Principal Underwriter of the Fund as of December 31, 2021. Prior to April 4, 2022, the Predecessor Fund was a series of Predecessor Trust which was overseen by a separate board of trustees.

Name of Owners
and Relationship to
Name of Trustee	Trustee	Company	Title of Class	Value of Securities	Percentage of Class

Colleen D. Baldwin	N/A	N/A	N/A	N/A	N/A
John V. Boyer	N/A	N/A	N/A	N/A	N/A
Patricia W. Chadwick	N/A	N/A	N/A	N/A	N/A
Martin J. Gavin	N/A	N/A	N/A	N/A	N/A
Joseph Obermeyer	N/A	N/A	N/A	N/A	N/A
Sheryl K. Pressler	N/A	N/A	N/A	N/A	N/A
Christopher P. Sullivan	N/A	N/A	N/A	N/A	N/A

Trustee Compensation

Each Trustee is reimbursed for reasonable expenses incurred in connection with each meeting of the Board or any of its Committee meetings attended. Each Independent Trustee is compensated for his or her services, on a quarterly basis, according to a fee schedule adopted by the Board. The Board may from time to time designate other meetings as subject to compensation.

The Fund pays each Trustee who is not an interested person of the Fund his or her pro rata share, as described below, of: (i) an annual retainer of $250,000; (ii) Ms. Baldwin, as the Chairperson of the Board, receives an additional annual retainer of $100,000; (iii) Mses. Chadwick and Pressler and Messrs. Boyer, Gavin, Obermeyer, and Sullivan, as the Chairpersons of Committees of the Board, each receives an additional annual retainer of $30,000, $65,000, $30,000, $30,000, $30,000 and $30,000, respectively; (iv) $10,000 per attendance at any of the regularly scheduled meetings (four (4) quarterly meetings, two (2) auxiliary meetings, and two (2) annual contract review meetings); and (v) out-of-pocket expenses. The Board at its discretion may from time to time designate other special meetings as subject to an attendance fee in the amount of $5,000 for in-person meetings and $2,500 for special telephonic meetings.

The pro rata share paid by the Fund is based on the Fund's average net assets as a percentage of the average net assets of all the funds managed by the Adviser or its affiliate for which the Trustees serve in common as Trustees.

Future Compensation Payment

Certain future payment arrangements apply to certain Trustees. More particularly, each non-interested Trustee who will have served as a non-interested Trustee for five or more years for one or more funds in the Voya family of funds is entitled to a future payment ("Future Payment"), if such Trustee: (i) retires in accordance with the Board's retirement policy; (ii) dies; or (iii) becomes disabled. The Future Payment shall be made promptly to, as applicable, the Trustee or the Trustee's estate, in an amount equal to two (2) times the annual compensation payable to such Trustee, as in effect at the time of his or her retirement, death or disability if the Trustee had served as Trustee for at least five years as of May 9, 2007, or in a lesser amount calculated based on the proportion of time served by such Trustee (as compared to five years) as of May 9, 2007. The annual compensation determination shall be based upon the annual Board membership retainer fee in effect at the time of that Trustee's retirement, death or disability (but not any separate annual retainer fees for chairpersons of committees and of the Board), provided that the annual compensation used for this purpose shall not exceed the annual retainer fees as of May 9, 2007. This amount shall be paid by the Voya fund or Voya funds on whose Board the Trustee was serving at the time of his or her retirement, death, or disability. Each applicable Trustee may elect to receive payment of his or her benefit in a lump sum or in three substantially equal payments.

Compensation Table

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The following table sets forth information provided by the Fund's Adviser regarding estimated future compensation to be paid to the Trustees of the Fund for the fiscal year ended May 31, 2022 and actual compensation paid by other funds managed by the Adviser and its affiliates for the fiscal year ending May 31, 2021. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by the Adviser or its affiliates. Prior to April 4, 2022, the Predecessor Fund was a series of Predecessor Trust which was overseen by a separate board of trustees.

Fund		Aggregate Compensation
	Colleen D. Baldwin	John V. Boyer	Patricia W. Chadwick	Martin J. Gavin
Voya Small Cap Growth Fund	N/A	N/A	N/A	N/A
Pension or Retirement	N/A	$0.00	$0.00	N/A
Benefits Accrued as Part of
Fund Expenses2
Estimated Annual Benefits	N/A	$400,000.00	$113,333.00	N/A
Upon Retirement3
Total Compensation from the	$435,000.00	$365,000.001	$365,000.00	$365,000.001
Fund and the Voya family of
funds Paid to Trustees

Fund		Aggregate Compensation
	Joseph E. Obermeyer	Sheryl K. Pressler		Christopher P. Sullivan

Voya Small Cap Growth Fund	N/A		N/A	N/A
Pension or Retirement	N/A		N/A	$0.00
Benefits Accrued as Part of
Fund Expenses2
Estimated Annual Benefits	N/A	$113,333.00		N/A
Upon Retirement3
Total Compensation from the	$365,000.001	$400,000.001		$365,000.00
Fund and the Voya family of
funds Paid to Trustees

1During the fiscal year ended May 31, 2021, Mr. Boyer, Mr. Gavin, Mr. Obermeyer, and Ms. Pressler deferred $10,000, $64,935, $37,000, and $100,000, respectively, of their compensation from the Voya family of funds.

2Future Compensation Payment amounts are accrued pro rata to all Voya funds in the same year that the Trustee retires.

3As discussed in the section entitled "Future Compensation Payment" above, this is not an annual benefit. Rather each applicable Trustee may elect to receive payment of his or her benefit in a lump sum or in three substantially equal payments. Future Compensation Payments included in this table represent the total payment allocated pro rata to all Voya funds.

CODE OF ETHICS

The Fund, the Adviser, the Sub-Adviser, and the Distributor have adopted a code of ethics ("Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act governing personal trading activities of all Trustees, Officers of the Trust and persons who, in connection with their regular functions, play a role in the recommendation of or obtain information pertaining to any purchase or sale of a security by the Fund. The Code of Ethics is intended to prohibit fraud against a Fund that may arise from the personal trading of securities that may be purchased or held by that Fund or of the Fund's shares. The Code of Ethics prohibits short-term trading of a Fund's shares by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however, such persons are generally required to pre-clear all security transactions with the Fund's Adviser or its affiliates and to report all transactions on a regular basis.

PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may have a significant impact on matters submitted to a shareholder vote.

Trustee and Officer Holdings

Because the Fund did not commence operations prior to the consummation of the Reorganization, the Trustees and officers of the Trust as a group owned no securities of the Fund.

Principal Shareholders

Because the Fund did not commence operations prior to the consummation of the Reorganization, no person owned beneficially or of-record 5% or more of the outstanding shares of any class of the Fund or 5% or more of the outstanding shares of the Fund.

PROXY VOTING PROCEDURES AND GUIDELINES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Fund's portfolio securities. The proxy voting procedures and guidelines delegate to the Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Adviser, the Board has also approved the Adviser's proxy voting procedures, which require the Adviser to vote proxies in accordance with the Fund's proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. In addition, the Compliance Committee oversees the implementation

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of the Fund's proxy voting procedures and guidelines. A copy of the proxy voting procedures and guidelines of the Fund, including procedures of the Adviser, is attached hereto as Appendix B. No later than August 31st of each year, information regarding how the Fund voted proxies relating to portfolio securities for the one-year period ending June 30th is available online without charge at www.voyainvestments.com or by accessing the SEC's EDGAR database at www.sec.gov.

ADVISER

The investment adviser for the Fund is Voya Investments, LLC. The Adviser, subject to the authority of the Board, has the overall responsibility for the management of the Fund's portfolio.

The Adviser is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof). The Adviser is an indirect, wholly-owned subsidiary of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution with subsidiaries operating in the retirement, investment, and insurance industries.

Investment Management Agreement

The Adviser serves pursuant to an Investment Management Agreement between the Adviser and the Trust on behalf of the Fund. Under the Investment Management Agreement, the Adviser oversees, subject to the authority of the Board, the provision of all investment advisory and portfolio management services for the Fund. In addition, the Adviser provides administrative services reasonably necessary for the ordinary operation of the Fund. The Adviser has delegated certain management responsibilities to one or more Sub-Advisers.

Investment Management Services

Among other things, the Adviser: (i) provides general investment advice and guidance with respect to the Fund and provides advice and guidance to the Fund's Board; (ii) provides the Board with any periodic or special reviews or reporting it requests, including any reports regarding a Sub-Adviser and its investment performance; (iii) oversees management of the Fund's investments and portfolio composition including supervising any Sub-Adviser with respect to the services that such Sub-Adviser provides; (iv) makes available its officers and employees to the Board and officers of the Trust; (v) designates and compensates from its own resources such personnel as the Adviser may consider necessary or appropriate to the performance of its services hereunder; (vi) periodically monitors and evaluates the performance of any Sub-Adviser with respect to the investment objectives and policies of the Fund and performs periodic detailed analysis and review of the Sub-Adviser's investment performance; (vii) reviews, considers and reports on any changes in the personnel of the Sub-Adviser responsible for performing the Sub-Adviser's obligations or any changes in the ownership or senior management of the Sub-Adviser; (viii) performs periodic in-person or telephonic diligence meetings with the Sub-Adviser; (ix) assists the Board and management of the Fund in developing and reviewing information with respect to the initial and subsequent annual approval of the Sub-Advisory Agreement; (x) monitors the Sub-Adviser for compliance with the investment objective or objectives, policies and restrictions of the Fund, the 1940 Act, Subchapter M of the Code, and, if applicable, regulations under these provisions, and other applicable law; (xi) if appropriate, analyzes and recommends for consideration by the Board termination of a contract with a Sub-Adviser; (xii) identifies potential successors to or replacements of a Sub-Adviser or potential additional Sub-Adviser, performs appropriate due diligence, and develops and presents recommendations to the Board; and (xiii) is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of a Fund's assets and the purchase and sale of portfolio securities for one or more Funds in the event that at any time no sub-adviser is engaged to manage the assets of such Fund.

In addition, the Adviser assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance, and related services. The Adviser also reviews the Fund for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Fund.

Limitation of Liability

The Adviser is not subject to liability to the Fund for any act or omission in the course of, or in connection with, rendering services under the Investment Management Agreement, except by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Investment Management Agreement.

Continuation and Termination of the Investment Management Agreement

After an initial term of two years, the Investment Management Agreement continues in effect from year to year with respect to the Fund so long as such continuance is specifically approved at least annually by: (i) the Board of Trustees; or (ii) the vote of a "majority" of a Fund's outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act); and provided that such continuance is also approved by a vote of at least a majority of the Independent Trustees who are not parties to the agreement by a vote cast either in person at a meeting called for the purpose of voting on such approval, or in reliance on exemptive relief from the SEC that has permitted such approval at virtual meetings held by video or telephone conference since the commencement of the COVID-19 pandemic.

The Investment Management Agreement may be terminated as to the Fund at any time without penalty by: (i) the vote of the Board; (ii) the vote of a majority of the Fund's outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act); or (iii) the Adviser, on sixty (60) days' prior written notice to the other party. The notice provided for herein may be waived by either party, as a single class, or upon notice given by the Adviser. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in Section 2(a)(4) of the 1940 Act).

Management Fees

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The Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including executive salaries and expenses of the Trustees and officers of the Trust who are employees of the Adviser or its affiliates, except the CCO. The Adviser pays the fees of the Sub-Adviser.

As compensation for its services, the Fund pays the Adviser, expressed as an annual rate, a fee equal to the following as a percentage of the Fund's average daily net assets. The fee is accrued daily and paid monthly.

Annual Management Fee

0.800% of the Fund's average daily net assets

The Predecessor Fund paid its investment adviser, Tygh Capital Management, Inc., a fee computed daily and paid monthly, at an annual rate of 0.80% based on the average daily net assets of the Predecessor Fund.

Total Investment Management Fees Paid by the Fund

Because the Fund has not commenced operations as of the date of this SAI, it has not paid any investment management fees to the Adviser or its affiliates. The Predecessor Fund paid the amounts presented below to its investment adviser, Tygh Capital Management, Inc., during the last three fiscal years.

	Fund	May 31,
	2021	2020	2019

Predecessor Fund	$3,766,252	$3,281,004	$3,349,554

Predecessor Fund Administrator

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, served as the Predecessor Fund's administrator (the "Predecessor Fund Administrator"). The Predecessor Trust and the Predecessor Fund Administrator entered into an administration agreement that provided the Predecessor Trust with administrative services, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Predecessor Fund's independent contractors and agents; preparation for signature by an officer of the Predecessor Trust of all documents required to be filed for compliance by the Predecessor Trust and the Predecessor Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Predecessor Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. The Predecessor Fund paid the amounts presented below to its Predecessor Fund Administrator during the last three fiscal years.

	Fund	May 31,
	2021	2020	2019

Predecessor Fund	$304,354	$269,678	$272,056

EXPENSES

The Fund's assets may decrease or increase during its fiscal year and the Fund's operating expense ratios may correspondingly increase or decrease.

In addition to the management fee and other fees described previously, the Fund pays other expenses, such as legal, audit, transfer agency and custodian out-of-pocket fees, proxy solicitation costs, and the compensation of Trustees who are not affiliated with the Adviser.

Certain expenses of the Fund are generally allocated to the Fund, and each class of the Fund, in proportion to its pro rata average net assets, provided that expenses that are specific to a class of a Fund may be charged directly to that class in accordance with the Trust's Multiple Class Plan(s) pursuant to Rule 18f-3. However, any Rule 12b-1 Plan fees for each class of shares are charged proportionately only to the outstanding shares of that class.

Certain operating expenses shared by several Funds are generally allocated amongst those Funds based on average net assets.

In addition to payments made to the Adviser, Distributor, and other service providers (including the custodian, independent registered public accounting firm, legal counsel, and transfer agent and dividend paying agent), the Fund may pay service fees to intermediaries such as brokers, financial planners or advisers, banks, and insurance companies, including affiliates of the Adviser, for administration, recordkeeping, and other shareholder services associated with investors whose shares are held of record in omnibus accounts. These financial intermediaries may (though they will not necessarily) provide services including, among other things: processing and mailing trade confirmations; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. These additional fees paid by the Fund to intermediaries may take two forms: (i) basis point payments on net assets; and/or (ii) fixed dollar amount payments per shareholder account. These may include payments for 401(K) sub-accounting services, networking fees, and omnibus account servicing fees.

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EXPENSE LIMITATIONS

As described in the Prospectus, the Adviser, Distributor, and/or Sub-Adviser may have entered into one or more expense limitation agreements with the Fund pursuant to which they have agreed to waive or limit their fees. In connection with such an agreement, the Adviser, Distributor, or Sub-Adviser, as applicable, will assume expenses (excluding certain expenses as discussed below) so that the total annual ordinary operating expenses of a Fund do not exceed the amount specified in that Fund's Prospectus.

Exclusions

Expense limitations do not extend to interest, taxes, other investment-related costs, leverage expenses (as defined below), extraordinary expenses such as litigation and expenses of the CCO and CIRO, other expenses not incurred in the ordinary course of the Fund's business, and expenses of any counsel or other persons or services retained by the Independent Trustees. Leverage expenses shall mean fees, costs, and expenses incurred in connection with a Fund's use of leverage (including, without limitation, expenses incurred by a Fund in creating, establishing, and maintaining leverage through borrowings or the issuance of preferred shares).

If an expense limitation is subject to recoupment (as indicated in the Prospectus), the Adviser, Distributor, or Sub-Adviser, as applicable, may recoup any expenses reimbursed within 36 months of the waiver or reimbursement and the amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. Reimbursement for fees waived or expenses assumed will only apply to amounts waived or expenses assumed after the effective date of the expense limitation.

NET FUND FEES WAIVED, REIMBURSED, OR RECOUPED

Because the Fund had not commenced operations as of the date of this SAI, there were no net fund expenses reimbursed, waived, and recoupment, if applicable, by the Adviser, Sub-Adviser, or Distributor for the last three fiscal years. Amounts presented below are the net fund expenses reimbursed, waived, and any recoupment, if applicable, by the Adviser, Sub-Adviser, and Distributor to the Predecessor Fund for the last three fiscal years.

	Fund	May 31,
	2021	2020	2019

Predecessor Fund	$ 0	$ 0	$ 0

SUB-ADVISER

The Adviser has engaged the services of one or more Sub-Advisers to provide sub-advisory services to the Fund and, pursuant to a Sub-Advisory Agreement, has delegated certain management responsibilities to a Sub-Adviser. The Adviser monitors and evaluates the performance of any Sub-Adviser.

A Sub-Adviser provides, subject to the supervision of the Board and the Adviser, a continuous investment program for the Fund and determines the composition of the assets of the Fund, including determination of the purchase, retention, or sale of the securities, cash and other investments for the Fund, in accordance with the Fund's investment objectives, policies and restrictions and applicable laws and regulations.

Limitation of Liability

A Sub-Adviser is not subject to liability to a Fund for any act or omission in the course of, or in connection with, rendering services under the Sub-Advisory Agreement, except by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Sub-Advisory Agreement.

Continuation and Termination of the Sub-Advisory Agreement

After an initial term of two years, the Sub-Advisory Agreement continues in effect from year-to-year so long as such continuance is specifically approved at least annually by: (i) the Board; or (ii) the vote of a majority of the Fund's outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act); provided, that the continuance is also approved by a majority of the Independent Trustees who are not parties to the agreement by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Sub-Advisory Agreement may be terminated as to the Fund without penalty upon sixty (60) days' written notice by: (i) the Board; (ii) the majority vote of the outstanding voting securities of the Fund; (iii) the Adviser; or (iv) the Sub-Adviser upon 60-90 days' written notice, depending on the terms of the Sub-Advisory Agreement. The Sub-Advisory Agreement terminates automatically in the event of its assignment or in the event of the termination of the Investment Management Agreement.

Sub-Advisory Fees

The Sub-Adviser receives compensation from the Adviser at the annual rate of a specified percentage of the Fund's average daily net assets, as indicated below. The fee is accrued daily and paid monthly. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the Sub-Advisory Agreement.

Sub-Adviser	Annual Sub-Advisory Fee

Voya Investment Management Co.	0.360% of the Fund's average daily net assets
LLC ("Voya IM")

The Predecessor Fund was not sub-advised and as a result prior to April 4, 2022 no sub-advisory fees were paid.

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Portfolio Management

Other Accounts Managed

The following table sets forth the number of accounts and total assets in the accounts managed by each portfolio manager as of September 30, 2021:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Richard J. Johnson, CFA	0	$0	0	$0	7	$274,498,410

Mitchell S. Brivic, CFA	0	$0	0	$0	7	$274,498,410
Michael C. Coyne, CFA	0	$0	0	$0	7	$274,498,410

Scott W. Haugan, CFA	0	$0	0	$0	7	$274,498,410

Potential Material Conflicts of Interest

A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Fund. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs, and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager's various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager's accounts.

A potential conflict of interest may arise as a result of the portfolio manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

A portfolio manager may also manage accounts whose objectives and policies differ from those of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees – the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

As part of its compliance program, Voya IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such as hedge funds, may allow extensive use of short sales which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. Voya IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Fund.

Compensation

Compensation consists of: (i) a fixed base salary; (ii) a bonus, which is based on Voya IM performance, one-, three-, and five-year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks, peer universe performance, and revenue growth and net cash flow growth (changes in the accounts' net assets not attributable to changes in the value of the accounts' investments) of the accounts they are responsible for; and (iii) long-term equity awards tied to the performance of our parent company, Voya Financial, Inc. and/or a notional investment in a pre-defined set of Voya IM sub-advised funds.

Portfolio managers are also eligible to receive an annual cash incentive award delivered in some combination of cash and a deferred award in the form of Voya stock. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas.

The measures for the team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards measure investment performance versus benchmark and peer groups over one-, three-, and five-year periods; and year-to-date net cash flow (changes in the accounts' net assets not attributable to changes in the value of the accounts' investments) for all accounts managed by the team. The results for overall Voya IM scorecards are typically calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall Voya IM performance and 75% attributable to their specific team results (65% investment performance, 5% net cash flow, and 5% revenue growth).

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Voya IM's long-term incentive plan is designed to provide ownership-like incentives to reward continued employment and to link long-term compensation to the financial performance of the business. Based on job function, internal comparators and external market data, employees may be granted long-term awards. All senior investment professionals participate in the long-term compensation plan. Participants receive annual awards determined by the management committee based largely on investment performance and contribution to firm performance. Plan awards are based on the current year's performance as defined by the Voya IM component of the annual incentive plan. Awards typically include a combination of performance shares, which vest ratably over a three-year period, and Voya restricted stock and/or a notional investment in a predefined set of Voya IM sub-advised funds, each subject to a three-year cliff-vesting schedule.

If a portfolio manager's base salary compensation exceeds a particular threshold, he or she may participate in Voya's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, Voya stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

®

For Voya Small Cap Growth Fund, Voya IM has defined Russell 2000 Growth Index as the benchmark index for the investment team.

Ownership of Securities

The Fund had not commenced operations as of May 31, 2021. The following table shows the dollar range of equity securities of the Predecessor Fund beneficially owned by each portfolio manager as of September 30, 2021, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans:

Portfolio Manager	Dollar Range of Predecessor Fund Shares Owned

Richard J. Johnson, CFA	Over$1,000,000

Mitchell S. Brivic, CFA	$500,001-$1,000,000
Michael C. Coyne, CFA	$100,001-$500,000

Scott W. Haugan, CFA	$10,001-$50,000

PRINCIPAL UNDERWRITER

Pursuant to the Distribution Agreement ("Distribution Agreement"), Voya Investments Distributor, LLC (the "Distributor"), an indirect, wholly-owned subsidiary of Voya Financial, Inc., serves as principal underwriter and distributor for the Fund. The Distributor's principal offices are located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034. Shares of the Fund are offered on a continuous basis. As principal underwriter, the Distributor has agreed to use its best efforts to distribute the shares of the Fund, although it is not obligated to sell any particular amount of shares.

The Distributor is responsible for all of its expenses in providing services pursuant to the Distribution Agreement, including the costs of printing and distributing prospectuses and SAIs for prospective shareholders and such other sales literature, reports, forms, advertising, and any other marketing efforts by the Distributor in connection with the distribution or sale of the shares. The Distributor does not receive compensation for providing services under the Distribution Agreement, but may be compensated or reimbursed for all or a portion of such expenses to the extent permitted under a Rule 12b-1 Plan.

The Distribution Agreement may be continued from year to year if approved annually by the Trustees or by a vote of a majority of the outstanding voting securities of the Fund and by a vote of a majority of the Trustees who are not "interested persons" of the Distributor, or the Trust or parties to the Distribution Agreement, appearing in person at a meeting called for the purpose of approving such Agreement.

The Distribution Agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days' written notice by the Trustees or the Distributor or by vote of a majority of the outstanding voting securities of the Fund without the payment of any penalty.

Commissions and Compensation Received by the Principal Underwriter

The Fund had not commenced operations as of the date of this SAI. Therefore no commissions or other compensation were received by the Principal Underwriter.

OTHER SERVICE PROVIDERS

Custodian

The Bank of New York Mellon, 225 West Liberty Street, New York, NY 10286, serves as custodian for the Fund.

The custodian's responsibilities include safekeeping and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. The custodian does not participate in determining the investment policies of a Fund, in deciding which securities are purchased or sold by a Fund or in the declaration of dividends and distributions. A Fund may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

For portfolio securities that are purchased and held outside the United States, the Custodian has entered into sub-custodian arrangements with certain foreign banks and clearing agencies which are designed to comply with Rule 17f-5 under the 1940 Act.

Independent Registered Public Accounting Firm

Ernst & Young LLP serves as an independent registered public accounting firm for the Fund. Ernst & Young LLP provides audit services and tax return preparation services. Ernst & Young LLP is located at 200 Clarendon Street, Boston, Massachusetts 02116.

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Legal Counsel

Legal matters for the Trust are passed upon by Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Transfer Agent and Dividend Paying Agent

BNY Mellon Investment Servicing (U.S.) Inc. ("Transfer Agent") serves as the transfer agent and dividend-paying agent for the Fund. Its principal office is located at 301 Bellevue Parkway, Wilmington, DE 19809. As transfer agent and dividend-paying agent, BNY Mellon Investment Servicing (U.S.) Inc. is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

PORTFOLIO TRANSACTIONS

To the extent the Fund invests in affiliated Underlying Funds, the discussion relating to investment decisions made by the Adviser or the Sub-Adviser with respect to the Fund also includes investment decisions made by an Adviser or a Sub-Adviser with respect to affiliated Underlying Funds. For convenience, only the terms Adviser, Sub-Adviser, and Fund are used.

The Adviser or the Sub-Adviser for the Fund places orders for the purchase and sale of investment securities for the Fund, pursuant to authority granted in the relevant Investment Management Agreement or Sub-Advisory Agreement.

Subject to policies and procedures approved by the Board, the Adviser and/or the Sub-Adviser have discretion to make decisions relating to placing these orders including, where applicable, selecting the brokers or dealers that will execute the purchase and sale of investment securities, negotiating the commission or other compensation paid to the broker or dealer executing the trade, or using an electronic communications network ("ECN") or alternative trading system ("ATS").

In situations where a Sub-Adviser resigns or the Adviser otherwise assumes day to day management of a Fund pursuant to its Investment Management Agreement with the Fund, the Adviser will perform the services described herein as being performed by the Sub-Adviser.

How Securities Transactions are Effected

Purchases and sales of securities on a securities exchange (which include most equity securities) are effected through brokers who charge a commission for their services. In transactions on securities exchanges in the United States, these commissions are negotiated, while on many foreign securities exchanges commissions are fixed. Securities traded in the OTC markets (such as fixed-income securities and some equity securities) are generally traded on a "net" basis with market makers acting as dealers; in these transactions, the dealers act as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Transactions in certain OTC securities also may be effected on an agency basis when, in the Adviser's or a Sub-Adviser's opinion, the total price paid (including commission) is equal to or better than the best total price available from a market maker. In underwritten offerings, securities are usually purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. The Adviser or a Sub-Adviser may also place trades using an ECN or ATS.

How the Adviser or Sub-Advisers Select Broker-Dealers

The Adviser or a Sub-Adviser has a duty to seek to obtain best execution of the Fund's orders, taking into consideration a full range of factors designed to produce the most favorable overall terms reasonably available under the circumstances. In selecting brokers and dealers to execute trades, the Adviser or a Sub-Adviser may consider both the characteristics of the trade and the full range and quality of the brokerage services available from eligible broker-dealers. This consideration often involves qualitative as well as quantitative judgments. Factors relevant to the nature of the trade may include, among others, price (including the applicable brokerage commission or dollar spread), the size of the order, the nature and characteristics (including liquidity) of the market for the security, the difficulty of execution, the timing of the order, potential market impact, and the need for confidentiality, speed, and certainty of execution. Factors relevant to the range and quality of brokerage services available from eligible brokers and dealers may include, among others, each firm's execution, clearance, settlement, and other operational facilities; willingness and ability to commit capital or take risk in positioning a block of securities, where necessary; special expertise in particular securities or markets; ability to provide liquidity, speed and anonymity; the nature and quality of other brokerage and research services provided to the Adviser or a Sub-Adviser (consistent with the "safe harbor" described below and subject to the restrictions of the European Union's updated Markets in Financial Instruments Directive ("MiFID II")); and each firm's general reputation, financial condition and responsiveness to the Adviser or the Sub-Adviser, as demonstrated in the particular transaction or other transactions. Subject to its duty to seek best execution of the Fund's orders, the Adviser or a Sub-Adviser may select broker-dealers that participate in commission recapture programs that have been established for the benefit of the Fund. Under these programs, the participating broker-dealers will return to the Fund (in the form of a credit to the Fund) a portion of the brokerage commissions paid to the broker-dealers by the Fund. These credits are used to pay certain expenses of the Fund. These commission recapture payments benefit the Fund, and not the Adviser or the Sub-Adviser.

The Safe Harbor for Soft Dollar Practices

In selecting broker-dealers to execute a trade for the Fund, the Adviser or a Sub-Adviser may consider the nature and quality of brokerage and research services provided to the Adviser or the Sub-Adviser as a factor in evaluating the most favorable overall terms reasonably available under the circumstances. As permitted by Section 28(e) of the 1934 Act, the Adviser or a Sub-Adviser may cause a Fund to pay a broker-dealer a commission for effecting a securities transaction for a Fund that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, as long as the services provided to the Adviser or Sub-Adviser by the broker-dealer: (i) are limited to "research" or "brokerage" services; (ii) constitute lawful and appropriate assistance to the Adviser or Sub-Adviser in the

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performance of its investment decision-making responsibilities; and (iii) the Adviser or the Sub-Adviser makes a good faith determination that the broker's commission paid by the Fund is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Adviser's or the Sub-Adviser's overall responsibilities to the Fund and its other investment advisory clients. In making such a determination, the Adviser or Sub-Adviser might consider, in addition to the commission rate, the range and quality of a broker's services, including the value of the research provided, execution capability, financial responsibility and responsiveness. The practice of using a portion of a Fund's commission dollars to pay for brokerage and research services provided to the Adviser or a Sub-Adviser is sometimes referred to as "soft dollars." Section 28(e) is sometimes referred to as a "safe harbor," because it permits this practice, subject to a number of restrictions, including the Adviser or a Sub-Adviser's compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor. The provisions of MiFID II may limit the ability of certain Sub-Advisers to pay for research services using soft dollars in various circumstances.

Brokerage and Research Products and Services Under the Safe Harbor – Research products and services may include, but are not limited to, general economic, political, business and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts' earnings estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics, and governmental representatives. Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto including, but not limited to, related communication and connectivity services and equipment, software related to order routing, market access, algorithmic trading, and other trading activities. On occasion, a broker-dealer may furnish the Adviser or a Sub-Adviser with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities). In this case, the Adviser or a Sub-Adviser is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Adviser or the Sub-Adviser from its own funds, and not by portfolio commissions paid by a Fund.

Benefits to the Adviser or the Sub-Advisers – Research products and services provided to the Adviser or a Sub-Adviser by broker-dealers that effect securities transactions for a Fund may be used by the Adviser or the Sub-Adviser in servicing all of its accounts. Accordingly, not all of these services may be used by the Adviser or a Sub-Adviser in connection with the Fund. Some of these products and services are also available to the Adviser or a Sub-Adviser for cash, and some do not have an explicit cost or determinable value. The research received does not reduce the management fees payable to the Adviser or the sub-advisory fees payable to a Sub-Adviser for services provided to the Fund. The Adviser's or a Sub-Adviser's expenses would likely increase if the Adviser or the Sub-Adviser had to generate these research products and services through its own efforts, or if it paid for these products or services itself. It is possible that a Sub-Adviser subject to MiFID II will cause a Fund to pay for research services with soft dollars in circumstances where it is prohibited from doing so with respect to other client accounts, although those other client accounts might nonetheless benefit from those research services.

Broker-Dealers that are Affiliated with the Adviser or the Sub-Advisers

Portfolio transactions may be executed by brokers affiliated with Voya Financial, Inc., the Adviser, or a Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.

Prohibition on Use of Brokerage Commissions for Sales or Promotional Activities

The placement of portfolio brokerage with broker-dealers who have sold shares of a Fund is subject to rules adopted by the SEC and FINRA. Under these rules, the Adviser or a Sub-Adviser may not consider a broker's promotional or sales efforts on behalf of any Fund when selecting a broker-dealer for portfolio transactions, and neither a Fund nor the Adviser or Sub-Adviser may enter into an agreement under which the Fund directs brokerage transactions (or revenue generated from such transactions) to a broker-dealer to pay for distribution of Fund shares. The Fund has adopted policies and procedures, approved by the Board, that are designed to attain compliance with these prohibitions.

Principal Trades and Research

Purchases of securities for the Fund also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which a Fund will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

More Information about Trading in Fixed-Income Securities

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Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased from or sold to dealers serving as market makers for the securities at a net price. The Fund may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed-income securities, it is the policy of the Fund to obtain the best results, while taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While the Adviser or a Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily pay the lowest spread or commission available.

Transition Management

Changes in sub-advisers, investment personnel and reorganizations of a Fund may result in the sale of a significant portion or even all of a Fund's portfolio securities. This type of change generally will increase trading costs and the portfolio turnover for the affected Fund. The Fund, the Adviser, or a Sub-Adviser may engage a broker-dealer to provide transition management services in connection with a change in the sub-adviser, reorganization, or other changes.

Allocation of Trades

Some securities considered for investment by a Fund may also be appropriate for other clients served by that Fund's Adviser or Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of a Fund and one or more of these other clients is considered at, or about the same time, transactions in such securities will be placed on an aggregate basis and allocated among the other funds and such other clients in a manner deemed fair and equitable, over time, by the Fund's Adviser or Sub-Adviser and consistent with the Adviser's or Sub-Adviser's written policies and procedures. The Adviser and Sub-Adviser may use different methods of trade allocation. The Adviser's and Sub-Adviser's relevant policies and procedures and the results of aggregated trades in which a Fund participated are subject to periodic review by the Board. To the extent a Fund seeks to acquire (or dispose of) the same security at the same time as other funds, such Fund may not be able to acquire (or dispose of) as large a position in such security as it desires, or it may have to pay a higher (or receive a lower) price for such security. It is recognized that in some cases, this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. However, over time, a Fund's ability to participate in aggregate trades is expected to provide better execution for the Fund.

Cross-Transactions

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof, provided they meet the conditions of Rule 17a-7 under the 1940 Act and conditions of the policy.

Brokerage Commissions Paid

Because the Fund had not commenced operations as of May 31, 2021, it has not paid any brokerage commissions. The Predecessor Fund paid the amounts presented below during the past three fiscal years. An increase or decrease in commissions is due to a corresponding increase or decrease in the Fund's trading activity.

	Fund	May 31,
	2021	2020	2019

Predecessor Fund	$551,524	$714,329	$777,147

Affiliated Brokerage Commissions

Because the Fund had not commenced operations as of May 31, 2021, it has not used affiliated brokers to execute portfolio transactions. In addition, for the last three fiscal years, the Predecessor Fund did not use affiliated brokers to execute portfolio transactions.

Securities of Regular Broker-Dealers

Because the Fund had not commenced operations as of May 31, 2021, it has not acquired any securities from its regular dealers. The Predecessor Fund, during the most recent fiscal year, acquired securities of its regular broker-dealers (as defined in Rule 10b-1 under the

1940 Act) or their parent companies as follows:

Fund	Security Description	Market Value
Predecessor Fund		None

ADDITIONAL INFORMATION ABOUT VOYA EQUITY TRUST

Description of the Shares of Beneficial Interest

Voya Equity Trust ("VET") may issue unlimited shares of beneficial interest in VET with a par value of $.01. The shares may be issued in one or more series and each series may consist of one or more classes. VET has eleven series, which are authorized to issue multiple classes of shares. Such classes are designated Class A, Class C, Class I, Class P, Class P3, Class R, Class R6, Class T, and Class W. All series and/or classes of VET may not be discussed in this SAI.

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All shares of each series represent an equal proportionate interest in the assets belonging to that series (subject to the liabilities belonging to the series or a class). Each series may have different assets and liabilities from any other series of VET. Furthermore, different share classes of a series may have different liabilities from other classes of that same series. The assets belonging to a series shall be charged with the liabilities of that series and all expenses, costs, charges and reserves attributable to that series, except that liabilities, expenses, costs, charges and reserves allocated solely to a particular class, if any, shall be borne by that class. Any general liabilities, expenses, costs, charges or reserves VET which are not readily identifiable as belonging to any particular series or class, shall be allocated and charged by the Trustees to and among any one or more of the series or classes, in such manner as the Trustees in their sole discretion deem fair and equitable.

Redemption and Transfer of Shares

Shareholders of any series or class have the right to redeem all or part of their shares as described in the Prospectus and Declaration of Trust. Under certain circumstances, VET may suspend the right of redemption during periods which the NYSE is closed other than customary weekend and holiday closings or as allowed by the SEC. Pursuant to the Declaration of Trust, the Trustees have the right to redeem shares of shareholders: (i) having an aggregate net asset value less than an amount established by the Trustees as set forth in the Prospectus from time to time; or (ii) if, in the opinion of the Trustees, ownership of such shares would disqualify any series of VET as a regulated investment company under the Internal Revenue Code. The Trustees may also refuse to transfer or issue shares to any person whose acquisition of such shares would, in the opinion of the Trustees, result in such disqualification. The transfer of shares is subject to rules that may be established by the Trustees for a particular series or class of shares as set forth in the Prospectus from time to time.

Material Obligations and Liabilities of Owning Shares

VET is organized as a Massachusetts business trust under Massachusetts law. Under Massachusetts law, shareholders may, under certain circumstances, be held personally liable for VET's obligations. However, the Declaration of Trust provides that no shareholder shall be subject to any personal liability whatsoever to any person in connection with VET property or for acts, obligations or affairs of VET. Furthermore, the Declaration of Trust provides for indemnification against all claims and liabilities to which such shareholder may become subject by reason of his or her being or having been a shareholder and reimbursement of expenses reasonably incurred in connection with such claim or liability. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which a Fund would be unable to meet its obligations and the disclaimer within the Declaration of Trust is inoperative.

Subject to the foregoing, all shares issued by VET are fully paid and nonassessable when issued in accordance with the Declaration of Trust and Prospectus.

Dividend Rights

The shareholders of a series are entitled to receive dividends or other distributions declared for the series. The Trustees shall from time to time distribute ratably among the shareholders of VET or a series such proportion of the net profits, surplus, capital, or assets of VET or such series as the Trustees may deem proper. Such distributions may be made in cash or property (including without limitation any type of obligations of VET or such series or any assets thereof), and the Trustees may distribute ratably among the shareholders additional shares of VET or such series issuable hereunder in such manner, at such times, and on such terms as the Trustees may deem proper.

Voting Rights and Shareholder Meetings

Pursuant to the Declaration of Trust, shareholders may have the power to vote, under certain circumstances (however shareholder approval may not be required), on: (1) the election or removal of trustees; (2) the approval of certain advisory contracts; (3) the termination of VET or any series; (4) the merger, consolidation or sale of all, or substantially all, of VET's assets; (5) an amendment to the Declaration of Trust; (6) with respect to a plan adopted pursuant to Rule 12b-1 (or any successor rule) under the 1940 Act; (7) to the same extent as stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of VET or any series or class thereof or the shareholders; and (8) such additional matters as may be required by the 1940 Act or other applicable law, the Declaration of Trust or by-laws, or any registration of VET with the SEC or any state, or as and when the Trustees may consider necessary or desirable. For example, under the 1940 Act, shareholders have the right to vote on any change in a fundamental investment policy, to approve a change in sub-classification of a series, and to terminate the independent public accountant.

VET is not required to hold shareholder meetings annually. A meeting of shareholders may be called by the President and shall be called by the President and Secretary, at the request in writing or by resolution, of a majority of Trustees or at the written request of the holders of 10% or more of the outstanding shares of VET entitled to vote at such meeting, or as required by the 1940 Act.

On matters submitted to a vote, each holder of a share is entitled to one vote for each full share, and a fractional vote for each fractional share outstanding on the books of VET. The Trustees may, in conjunction with the establishment of any series or class of shares, establish or reserve the right to establish conditions under which the several series or classes shall have separate voting rights or, if a series or class would not, in the sole judgment of the Trustees, be materially affected by a proposal, no voting rights. There shall be no cumulative voting in the election of Trustees.

Liquidation Rights

Upon liquidation or termination of a series of VET, shareholders of such series shall be entitled to receive a pro rata share of the net assets of such series.

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Inspection of Records

According to the bylaws of VET, the records of VET shall be open to inspection by shareholders to the same extent as is permitted shareholders of a Massachusetts business corporation.

Preemptive Rights

There are no preemptive rights associated with the series' shares.

Conversion Rights

The conversion features and exchange privileges as determined by the Trustees are described in the Prospectus and in the section of the SAI entitled "Purchase, Exchange, and Redemption of Shares."

Sinking Fund Provisions

VET has no sinking fund provision.

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PURCHASE, EXCHANGE, AND REDEMPTION OF SHARES

An investor may purchase, redeem, or exchange shares in the Fund utilizing the methods, and subject to the restrictions, described in the Prospectus.

Purchases

Shares of the Fund are offered at the NAV (plus any applicable sales charge) next computed after receipt of a purchase order in proper form by the Transfer Agent or the Distributor.

Orders Placed with Intermediaries

If you invest in a Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of Fund shares.

Certain brokers or other designated intermediaries such as third-party administrators or plan trustees may accept purchase and redemption orders on behalf of a Fund. The Transfer Agent, the Distributor or a Fund will be deemed to have received such an order when the broker or the designee has accepted the order. Customer orders are priced at the NAV next computed after such acceptance. Such orders may be transmitted to a Fund or its agents several hours after the time of the acceptance and pricing.

Pre-Authorized Investment Plan

As discussed in the Prospectus, the Voya family of funds provides a Pre-Authorized Investment Plan for certain share classes for the convenience of investors who wish to purchase shares of a Fund on a regular basis. The Pre-Authorized Investment Plan may be terminated without penalty at any time by the investor or a Fund. The minimum investment requirements may be waived by a Fund for purchases made pursuant to: (i) employer-administered payroll deduction plans; (ii) profit-sharing, pension, or individual or any employee retirement plans; or (iii) purchases made in connection with plans providing for periodic investments in Fund shares.

Subscriptions-in-Kind

Certain investors may purchase shares of a Fund with liquid assets with a value which is readily ascertainable by reference to a domestic exchange price and which would be eligible for purchase by a Fund consistent with the Fund's investment policies and restrictions. These transactions only will be effected if the Adviser or a Sub-Adviser intends to retain the security in the Fund as an investment. Assets so purchased by a Fund will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if these assets were included in the Fund's assets at the time of purchase. The Fund reserves the right to amend or terminate this practice at any time.

Self-Employed and Corporate Retirement Plans

For self-employed individuals and corporate investors that wish to purchase shares of a Fund, there is available through the Fund, a Prototype Plan and Custody Agreement. The Custody Agreement provides that BNY Mellon Investment Servicing Trust Company, Wilmington, DE, will act as Custodian under the Prototype Plan, and will furnish custodial services for an annual maintenance fee of $12.00 for each participant, with no other charges. (This fee is in addition to the normal custodial charges paid by the Fund.) The annual contract maintenance fee may be waived from time to time. For further details, including the right to appoint a successor Custodian, see the Plan and Custody Agreement. Employers who wish to use shares of a Fund under a custodianship with another bank or trust company must make individual arrangements with that institution.

Individual Retirement Accounts

Investors having earned income are eligible to purchase shares of a Fund under an IRA pursuant to Section 408 of the Code. An individual who creates an IRA may contribute annually certain dollar amounts of earned income and an additional amount if there is a non-working spouse. Simple IRA plans that employers may establish on behalf of their employees are also available. Also available are Roth IRA plans that enable employed and self-employed individuals to make non-deductible contributions and, under certain circumstances, effect tax-free withdrawals. Copies of a model Custodial Account Agreement are available from the Distributor. BNY Mellon Investment Servicing Trust Company, Wilmington, DE, will act as the Custodian under this model Agreement, for which it will charge the investor an annual fee of $12.00 for maintaining the Account (this fee is in addition to the normal custodial charges paid by the Fund). Full details on the IRA are contained in an IRS required disclosure statement, and the Custodian will not open an IRA until seven (7) days after the investor has received this statement from the Fund. An IRA using shares of a Fund may also be used by employers who have adopted a Simplified Employee Pension Plan.

Purchases of Fund shares by Section 403(b) of the Code plans and other retirement plans are also available. Section 403(b) plans are generally arrangements by a public school organization or a charitable, educational, or scientific organization which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Code. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant.

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Redemptions

Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when: (i) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (ii) an emergency exists as determined by the SEC, as a result of which: (a) disposal by a Fund of securities owned by it is not reasonably practicable; or (b) it is not reasonably practical for a Fund to determine fairly the value of its net assets; or (iii) for such other period as the SEC may permit by rule or by order for the protection of a Fund's shareholders.

The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the portfolio securities at the time of redemption or repurchase.

Payment-in Kind

The Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, an investor may incur brokerage costs in converting such securities to cash. However, the Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which obligates a Fund to redeem shares with respect to any one shareholder during any 90-days period solely in cash up to the lesser of $250,000 or 1.00% of the NAV of the Fund at the beginning of the period. To the extent possible, the Fund will distribute readily marketable securities, in conformity with applicable rules of the SEC. In the event a Fund must liquidate portfolio securities to meet redemptions, it reserves the right to reduce the redemption price by an amount equivalent to the pro-rated cost of such liquidation not to exceed one percent of the NAV of such shares.

Signature Guarantee

A signature guarantee is verification of the authenticity of the signature given by certain authorized institutions. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program ("STAMP"), Stock Exchanges Medallion Program ("SEMP"), and New York Stock Exchange Medallion Signature Program ("NYSE MSP"). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that signature guarantees are not provided by a notary public. The Fund reserves the right to amend, waive or discontinue this policy at any time and establish other criteria for verifying the authenticity of any redemption request.

Systematic Withdrawal Plan

The Fund has established a Systematic Withdrawal Plan ("Plan") for certain share classes to allow you to make periodic withdrawals from your account. To establish a systematic cash withdrawal, complete the Systematic Withdrawal Plan section of the Account Application. To have funds deposited to your bank account, follow the instructions on the Account Application. You may elect to have monthly, quarterly, semi-annual, or annual payments. You may change the amount, frequency, and payee or terminate the plan by giving written notice to the Transfer Agent. A Plan may be modified at any time by a Fund or terminated upon written notice by a relevant Fund.

Additional Information Regarding Redemptions

At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. Accordingly, the Fund may delay the mailing of a redemption check until such time as it has assured itself that good payment has been collected for the purchase of such shares, which may take up to 15 days or longer.

Exchanges

The following conditions must be met for all exchanges of the Fund and Voya Government Money Market Fund: (i) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale in the shareholder's state of residence; (ii) the Acquired Shares will be registered to the same shareholder account as the shares to be surrendered ("Exchanged Shares"); (iii) the Exchanged Shares must have been held in the shareholder's account for at least thirty (30) days prior to the exchange; (iv) except for exchanges into Voya Government Money Market Fund, the account value of the shares to be acquired must equal or exceed the minimum initial investment amount required by that fund after the exchange is implemented; and (v) a properly executed exchange request has been received by the Transfer Agent.

The Fund reserves the right to delay the actual purchase of the Acquired Shares for up to five (5) business days if it determines that it would be disadvantaged by an immediate transfer of proceeds from the redemption of Exchanged Shares. Normally, however, the redemption of Exchanged Shares and the purchase of Acquired Shares will take place on the day that the exchange request is received in proper form. The Fund reserves the right to terminate or modify its exchange privileges at any time upon prominent notice to shareholders. This notice will be given at least sixty (60) days in advance. It is the policy of the Adviser to discourage and prevent frequent trading by shareholders of the Fund in response to market fluctuations. Accordingly, in order to maintain a stable asset base in the Fund and to reduce administrative expenses borne by the Fund, the Adviser reserves the right to reject any exchange request.

In the event a Fund rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed until the Fund receives further redemption instructions.

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If you exchange into Voya Senior Income Fund, your ability to sell or liquidate your investment will be limited. Voya Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the Fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the Fund will normally make monthly repurchase offers of not less than 5% of its outstanding common shares.

If more than 5% of the Fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege should carefully review the prospectus of that Fund. Investors may obtain a copy of Voya Senior Income Fund prospectus or any other Voya Fund prospectus by calling 1-800-992-0180.

Telephone Redemption and Exchange Privileges

These privileges are subject to the conditions and provisions set forth below and in the Prospectus. The telephone privileges may be modified or terminated at any time.

Telephone redemption requests must meet the following conditions to be accepted by Voya Investment Management:

(a)Proceeds of the redemption may be directly deposited into a predetermined bank account, or mailed to the current address on record. This address cannot reflect any change within the previous 30 days.

(b)Certain account information will need to be provided for verification purposes before the redemption will be executed.

(c)Only one telephone redemption (where proceeds are being mailed to the address of record) can be processed within a 30 day period.

(d)The maximum amount which can be liquidated and sent to the address of record at any one time is $100,000.

(e)The minimum amount which can be liquidated and sent to a predetermined bank account is $5,000.

(f)If the exchange involves the establishment of a new account, the dollar amount being exchanged must at least equal the minimum investment requirement of the Voya fund being acquired.

(g)Any new account established through the exchange privilege will have the same account information and options except as stated in the Prospectus.

(h)Certificated shares cannot be redeemed or exchanged by telephone but must be forwarded to Voya Investment Management at Voya Investment Management

P.O. Box 9772

Providence, RI 02940-9772 and deposited into your account before any transaction may be processed.

(i)If a portion of the shares to be exchanged are held in escrow in connection with a Letter of Intent, the smallest number of full shares of the Voya fund to be purchased on the exchange having the same aggregate NAV as the shares being exchanged shall be substituted in the escrow account. Shares held in escrow may not be redeemed until the Letter of Intent has expired and/or the appropriate adjustments have been made to the account.

(j)Shares may not be exchanged and/or redeemed unless an exchange and/or redemption privilege is offered pursuant to the Fund's then-current Prospectus.

(k)Proceeds of a redemption may be delayed up to 15 days or longer until the check used to purchase the shares being redeemed has been paid by the bank upon which it was drawn.

Systematic Exchange

You may establish an automatic exchange of shares from one Fund to another. The exchange will occur on or about the day of your choosing and must be for a minimum of $100 per month. Because this transaction is treated as an exchange, the policies related to the exchange privilege apply. There may be tax consequences associated with these exchanges. Please consult your tax adviser.

Shareholder Information

The Fund offers one or more of the shareholder services described below. You can obtain further information about these services by contacting the Fund at the telephone number or address listed on the cover of this SAI or from the Distributor, your financial adviser, your securities dealer or other financial intermediary.

Investment Account and Account Statements

The Transfer Agent maintains an account for each shareholder under which the registration and transfer of shares are recorded and any transfers shall be reflected by bookkeeping entry, without physical delivery.

The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.). The Transfer Agent may charge you a fee for special requests such as historical transcripts of your account and copies of cancelled checks.

Consolidated statements reflecting current values, share balances and year-to-date transactions generally will be sent to you each quarter. All accounts identified by the same social security number and address will be consolidated. For example, you could receive a consolidated statement showing your individual and IRA accounts. An IRS Form 1099 generally will also be sent each year by January 31.

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With the prior permission of the other shareholders involved, you have the option of requesting that accounts controlled by other shareholders be shown on one consolidated statement. For example, information on your individual account, your IRA, your spouse's individual account and your spouse's IRA may be shown on one consolidated statement.

For investors purchasing shares of a Fund under a tax-qualified individual retirement account or pension plan or under a group plan through a person designated for the collection and remittance of monies to be invested in shares of a Fund on a periodic basis, the Fund may, in lieu of furnishing confirmations following each purchase of Fund shares, send statements no less frequently than quarterly pursuant to the provisions of the 1934 Act, and the rules thereunder. These quarterly statements, which would be sent to the investor or to the person designated by the group for distribution to its members, will be made within five business days after the end of each quarterly period and shall reflect all transactions in the investor's account during the preceding quarter.

Reinvestment of Distributions

As noted in the Prospectus, shareholders have the privilege of reinvesting both income dividends and capital gains distributions, if any, in additional shares of a respective class of a Fund at the then current NAV, with no sales charge. The Fund's management believes that most investors desire to take advantage of this privilege. A shareholder may elect at any time by writing to a Fund or the Transfer Agent to have subsequent dividends and/or distributions paid in cash. In the absence of such an election, each purchase of shares of a class of a Fund is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder's agent to receive his dividends and distributions upon all shares registered in his or her name and to reinvest them in full and fractional shares of the respective class of the Fund at the applicable NAV in effect at the close of business on the reinvestment date. A shareholder may still, at any time after a purchase of Fund shares, request that dividends and/or capital gains distributions be paid to him or her in cash.

TAX CONSIDERATIONS

The following tax information supplements and should be read in conjunction with the tax information contained in the Fund's Prospectus. The Prospectus generally describes the U.S. federal income tax treatment of the Fund and its shareholders. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Code, applicable U.S. Treasury Regulations, judicial authority, and administrative rulings and practice, all as in effect as of the date of this SAI and all of which are subject to change, including with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of foreign, state and local tax laws.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans or tax-advantaged arrangements. Shareholders should consult their tax advisers to determine the suitability of Fund shares as an investment through such plans and arrangements and the precise effect of an investment on their particular tax situation.

Qualification as a Regulated Investment Company

The Fund has elected or will elect to be treated as a RIC under Subchapter M of the Code and intends each year to qualify and to be eligible to be treated as such. In order to qualify for the special tax treatment accorded RICs and their shareholders, the Fund must, among other things: (a) derive at least 90% of its gross income for each taxable year from: (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (ii) net income derived from interests in "qualified publicly traded partnerships" (as defined below); (b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year: (i) at least 50% of the fair market value of its total assets consists of: (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs; and (B) other securities (other than those described in clause (A)) limited in respect of any one issuer to a value that does not exceed 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of the Fund's total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities of any one issuer (other than those described in clause (i)(A)), the securities (other than securities of other RICs) of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships; and (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses, taking into account any capital loss carryforwards) and its net tax-exempt income, for such year.

In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (generally defined as a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership. Certain of a Fund's investments in MLPs and ETFs, if any, may qualify as interests in qualified publicly traded partnerships.

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For purposes of the diversification test in (b) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership and in the case of a Fund's investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect a Fund's ability to meet the diversification test in (b) above. The qualifying income and diversification requirements described above may limit the extent to which a Fund can engage in certain derivative transactions, as well as the extent to which it can invest in MLPs and certain commodity-linked ETFs.

If a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to U.S. federal income tax on investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss, determined with reference to any capital loss carryforwards) distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If a Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to fail to qualify as a RIC accorded special tax treatment for such year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as "qualified dividend income" in the case of shareholders taxed as individuals, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund's shares (as described below). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment.

The Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income (if any), and its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards). However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation. Any taxable income, including any net capital gain retained by a Fund, will be subject to tax at the Fund level at regular corporate rates.

In the case of net capital gain, the Fund is permitted to designate the retained amount as undistributed capital gain in a timely notice to its shareholders who would then, in turn, be: (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount; and (ii) entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund would be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder's gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a RIC generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year) or late-year ordinary loss (generally, the sum of its: (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, and (ii) other net ordinary loss attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.

In order to comply with the distribution requirements described above applicable to RICs, a Fund generally must make the distributions in the same taxable year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year in respect of income and gains from the prior taxable year.

If a Fund declares a distribution to shareholders of record in October, November, or December of one calendar year and pays the distribution in January of the following calendar year, the Fund and its shareholders will be treated as if the Fund paid the distribution on December 31 of the earlier year.

Excise Tax

If a Fund were to fail to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year (or December 31 of that year if the Fund is permitted to elect and so elects), plus any such amounts retained from the prior year, the Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts.

The Fund intends generally to make distributions sufficient to avoid the imposition of the 4% excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

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For purposes of the required excise tax distribution, a RIC's ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year generally are treated as arising on January 1 of the following calendar year. Also, for these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate income tax in the taxable year ending within the calendar year.

Use of Tax Equalization

The Fund distributes its net investment income and capital gains to shareholders at least annually to the extent required to qualify as a RIC under the Code and generally to avoid U.S. federal income or excise tax. Under current law, a Fund is permitted to treat the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' pro-rata share of the Fund's accumulated earnings and profits as a dividend on the Fund's tax return. This practice, which involves the use of tax equalization, will reduce the amount of income and gains that a Fund is required to distribute as dividends to shareholders in order for the Fund to avoid U.S. federal income tax and excise tax, which may include reducing the amount of distributions that otherwise would be required to be paid to non-redeeming shareholders. A Fund's NAV generally will not be reduced by the amount of any undistributed income or gains allocated to redeeming shareholders under this practice and thus the total return on a shareholder's investment generally will not be reduced as a result of this practice.

Capital Loss Carryforwards

Capital losses in excess of capital gains ("net capital losses") are not permitted to be deducted against a Fund's net investment income. Instead, potentially subject to certain limitations, the Fund is able to carry forward a net capital loss from any taxable year to offset its capital gains, if any, realized during a subsequent taxable year. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains.

If a Fund incurs or has incurred net capital losses, those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryover losses will retain their character as short-term or long-term.

See the Fund's most recent annual shareholder report for the Fund's available capital loss carryforwards, if any, as of the end of its most recently ended fiscal year.

Fund Distributions

For U.S. federal income tax purposes, distributions of investment income generally are taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, a Fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter a Fund's holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain that are properly reported by a Fund as capital gain dividends ("Capital Gain Dividends") will be taxable to shareholders as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates relative to ordinary income. Distributions from capital gains generally are made after applying any available capital loss carryforwards. The IRS and the Department of the Treasury have issued regulations that impose special rules in respect of Capital Gain Dividends received through partnership interests constituting "applicable partnership interests" under Section 1061 of the Code. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Distributions of investment income reported by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, "net investment income" generally includes, among other things: (i) distributions paid by a Fund of net investment income and capital gains as described above; and (ii) any net gain from the sale, exchange or other taxable disposition of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

As required by federal law, detailed federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year.

If, in and with respect to any taxable year, a Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated earnings and profits, the excess distribution will be treated as a return of capital to the extent of such shareholder's tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder's tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares. To the extent a Fund makes distributions of capital gains in excess of the Fund's net capital gain for the taxable year (as reduced by any available capital loss carryforwards from prior taxable years), there is a possibility that the distributions will be taxable as ordinary dividend distributions, even though distributed excess amounts would not have been subject to tax if retained by the Fund.

Distributions are taxable as described herein whether shareholders receive them in cash or reinvest them in additional shares.

A dividend paid to shareholders in January generally is deemed to have been paid by a Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

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Distributions on a Fund's shares generally are subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's NAV reflects either unrealized gains, or realized but undistributed income or gains, that were therefore included in the price the shareholder paid. Such distributions may reduce the fair market value of the Fund's shares below the shareholder's cost basis in those shares. As described above, a Fund is required to distribute realized income and gains regardless of whether the Fund's NAV also reflects unrealized losses.

If a Fund holds, directly or indirectly, one or more "tax credit bonds" on one or more applicable dates during a taxable year, it is possible that the Fund will elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder's proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, a shareholder will be deemed to receive a distribution of money with respect to its Fund shares equal to the shareholder's proportionate share of the amount of such credits and be allowed a credit against the shareholder's U.S. federal income tax liability equal to the amount of such deemed distribution, subject to certain limitations imposed by the Code on the credits involved. Even if a Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

In order for some portion of the dividends received by a Fund shareholder to be "qualified dividend income" that is eligible for taxation at long-term capital gain rates, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. In general, a dividend is not treated as qualified dividend income (at either the Fund or shareholder level): (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date); (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest; or (4) if the dividend is received from a foreign corporation that is: (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States); or (b) treated as a passive foreign investment company.

In general, distributions of investment income reported by a Fund as derived from qualified dividend income are treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares.

If the aggregate qualified dividends received by a Fund during a taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund's dividends (other than dividends properly reported as Capital Gain Dividends) are eligible to be treated as qualified dividend income.

In general, dividends of net investment income received by corporate shareholders of a Fund qualify for the dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction: (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock); or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced: (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund; or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)).

Any distribution of income that is attributable to: (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction; or (ii) dividend income received by the Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Distributions by a Fund to its shareholders that the Fund properly reports as "section 199A dividends," as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Very generally, a "section 199A dividend" is any dividend or portion thereof that is attributable to certain dividends received by the Fund from REITs, to the extent such dividends are properly reported as such by the RIC in a written notice to its shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

Subject to future regulatory guidance to the contrary, distributions attributable to qualified publicly traded partnership income from a Fund's investments in MLPs will ostensibly not qualify for the deduction available to non-corporate taxpayers in respect of such amounts received directly from an MLP.

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Tax Implications of Certain Fund Investments

References to investments by a Fund also include investments by an Underlying Fund.

Special Rules for Debt Obligations. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Generally, the original issue discount ("OID") is treated as interest income and is included in a Fund's income and required to be distributed by the Fund over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having "market discount." Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its "revised issue price") over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund's income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in a Fund's income, will depend upon which of the permitted accrual methods the Fund elects.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance may be treated as having OID or, in certain cases, "acquisition discount" (very generally, the excess of the stated redemption price over the purchase price). The Fund will be required to include the OID or acquisition discount in income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which OID or acquisition discount accrues, and thus is included in a Fund's income, will depend upon which of the permitted accrual methods the Fund elects.

If a Fund holds the foregoing kinds of obligations, or other obligations subject to special rules under the Code, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than if the Fund had not held such obligations.

Securities Purchased at a Premium. Very generally, where a Fund purchases a bond at a price that exceeds the redemption price at maturity – that is, at a premium – the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if the Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, the Fund is permitted to deduct any remaining premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require the Fund to reduce its tax basis by the amount of amortized premium.

A portion of the OID accrued on certain high yield discount obligations may not be deductible to the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends received deduction. In such cases, if the issuer of the high-yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends received deduction to the extent attributable to the deemed dividend portion of such OID.

At-risk or Defaulted Securities. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether or to what extent a Fund should recognize market discount on a debt obligation, when the Fund may cease to accrue interest, OID or market discount, when and to what extent the Fund may take deductions for bad debts or worthless securities and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

Certain Investments in REITs. Any investment by a Fund in equity securities of REITs qualifying as such under Subchapter M of the Code may result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

Certain distributions made by a Fund attributable to dividends received by the Fund from REITs may qualify as "qualified REIT dividends" in the hands of non-corporate shareholders, as discussed above.

Mortgage-Related Securities. A Fund may invest directly or indirectly in REMICs (including by investing in residual interests in collateralized mortgage obligations ("CMOs") with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools ("TMPs"). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of the Fund's income (including income allocated to the Fund from a REIT or other pass-through entity) that

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is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an "excess inclusion") will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted below.

In general, excess inclusion income allocated to shareholders: (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions); (ii) will constitute unrelated business taxable income ("UBTI") to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income; and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.

Foreign Currency Transactions. Any transaction by a Fund in foreign currencies, foreign currency-denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses generally will reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by a Fund to offset income or gains earned in subsequent taxable years.

Foreign currency gains generally are treated as qualifying income for purposes of the 90% gross income test described above. There is a remote possibility that the Secretary of the Treasury will issue contrary tax regulations with respect to foreign currency gains that are not directly related to a RIC's principal business of investing in stocks or securities (or options or futures with respect to stocks or securities), and such regulations could apply retroactively.

Passive Foreign Investment Companies. Equity investments by a Fund in certain "passive foreign investment companies" ("PFICs") could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may elect to treat a PFIC as a "qualified electing fund" (i.e., make a "QEF election"), in which case the Fund will be required to include its share of the PFIC's income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. A Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income." A foreign issuer in which a Fund invests will not be treated as a PFIC with respect to the Fund if such issuer is a controlled foreign corporation ("CFC") for U.S. federal income tax purposes and the Fund holds (directly, indirectly, or constructively) 10% or more of the voting interests in or total value of such issuer. In such a case, a Fund generally would be required to include in gross income each year, as ordinary income, its share of certain amounts of a CFC's income, whether or not the CFC distributes such amounts to the Fund.

Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances.

Options and Futures

In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund minus (b) the Fund's basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of the Fund's obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

A Fund's options activities may include transactions constituting straddles for U.S. federal income tax purposes, that is, that trigger the U.S. federal income tax straddle rules contained primarily in Section 1092 of the Code. Such straddles include, for example, positions in a particular security, or an index of securities, and one or more options that offset the former position, including options that are "covered" by a Fund's long position in the subject security. Very generally, where applicable, Section 1092 requires: (i) that losses be deferred on positions deemed to be offsetting positions with respect to "substantially similar or related property," to the extent of unrealized gain in the latter; and (ii) that the holding period of such a straddle position that has not already been held for the long-term holding period be

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terminated and begin anew once the position is no longer part of a straddle. Options on single stocks that are not "deep in the money" may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are "in the money" although not "deep in the money" will be suspended during the period that such calls are outstanding. These straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute "qualified dividend income" or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the dividends-received deduction, as the case may be.

The tax treatment of certain positions entered into by a Fund (including regulated futures contracts, certain foreign currency positions and certain listed non-equity options) will be governed by section 1256 of the Code ("section 1256 contracts"). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

Other Derivatives, Hedging, and Related Transactions. In addition to the special rules described above in respect of futures and options transactions, the Fund's transactions in other derivative instruments (e.g., forward contracts and swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities, thereby affecting, among other things, whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.

Commodity-Linked Instruments. A Fund's investments in commodity-linked instruments can be limited by the Fund's intention to qualify as a RIC, and can bear on the Fund's ability to so qualify. Income and gains from certain commodity-linked instruments do not constitute qualifying income to a RIC for purposes of the 90% gross income test described above. The tax treatment of some other commodity-linked instruments in which a Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a RIC. If a Fund were to treat income or gain from a particular instrument as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the Fund's nonqualifying income to exceed 10% of its gross income in any taxable year, the Fund would fail to qualify as a RIC unless it is eligible to and does pay a tax at the Fund level.

Exchange-Traded Notes, Structured Notes. The tax rules are uncertain with respect to the treatment of income or gains arising in respect of commodity-linked ETNs and certain commodity-linked structured notes; also, the timing and character of income or gains arising from ETNs can be uncertain. An adverse determination or future guidance by the IRS (which determination or guidance could be retroactive) may affect a Fund's ability to qualify for treatment as a RIC and to avoid a fund-level tax.

Book-Tax Differences. Certain of a Fund's investments in derivative instruments and foreign currency-denominated instruments, and any of the Fund's transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If such a difference arises, and the Fund's book income is less than the sum of its taxable income and net tax-exempt income, the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment and to avoid an entity-level tax. In the alternative, if the Fund's book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income, the distribution (if any) of such excess generally will be treated as: (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income); (ii) thereafter, as a return of capital to the extent of the recipient's basis in its shares; and (iii) thereafter as gain from the sale or exchange of a capital asset.

Investments in Other RICs. A Fund's investments in shares of another mutual fund, an ETF or another company that qualifies as a RIC (each, an "investment company") can cause the Fund to be required to distribute greater amounts of net investment income or net capital gain than the Fund would have distributed had it invested directly in the securities held by the investment company, rather than in shares of the investment company. Further, the amount or timing of distributions from a Fund qualifying for treatment as a particular character (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the investment company. If a Fund receives dividends from an investment company and the investment company reports such dividends as qualified dividend income, then the Fund is permitted in turn to report a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the investment company.

If a Fund receives dividends from an investment company and the investment company reports such dividends as eligible for the dividends-received deduction, then the Fund is permitted in turn to report its distributions derived from those dividends as eligible for the dividends-received deduction as well, provided the Fund meets holding period and other requirements with respect to shares of the investment company.

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Investments in Master Limited Partnerships and Certain Non-U.S. Entities. A Fund's ability to make direct and indirect investments in MLPs and certain non-U.S. entities is limited by the Fund's intention to qualify as a RIC, and if the Fund does not appropriately limit such investments or if such investments are recharacterized for U.S. federal income tax purposes, the Fund's status as a RIC may be jeopardized. Among other limitations, the Fund is permitted to have no more than 25% of the value of its total assets invested in qualified publicly traded partnerships, including MLPs.

Subject to any future regulatory guidance to the contrary, any distribution of income attributable to qualified publicly traded partnership income from a Fund's investment in a MLP will ostensibly not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such MLP directly.

Tax-Exempt Shareholders

Income of a RIC that would be UBTI if earned directly by a tax-exempt entity generally will not constitute UBTI when distributed to a tax-exempt shareholder of the RIC. Notwithstanding this "blocking" effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes "excess inclusion income" derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs as described above, if the amount of such income recognized by the Fund exceeds the Fund's investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts ("CRTs") that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes "excess inclusion income." Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes "excess inclusion income," then the Fund will be subject to a tax on that portion of its "excess inclusion income" for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund.

CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Sale, Exchange or Redemption of Shares

The sale, exchange or redemption of Fund shares may give rise to a gain or loss.

In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares.

Further, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code's "wash-sale" rule if other substantially identical shares are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Tax Shelter Reporting Regulations

Under U.S. Treasury Regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult with their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Foreign Taxation

Income, proceeds and gains received by a Fund (or RICs in which the Fund has invested) from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. This will decrease the Fund's yield on securities subject to such taxes. If more than 50% of a Fund's assets at taxable year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund. A shareholder's ability to claim an offsetting

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foreign tax credit or deduction in respect of foreign taxes paid by a Fund is subject to certain limitations imposed by the Code, which may result in the shareholder's not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

Foreign Shareholders

Distributions by a Fund to shareholders that are not "U.S. persons" within the meaning of the Code ("foreign shareholders") properly reported by the Fund as: (1) Capital Gain Dividends; (2) short-term capital gain dividends; and (3) interest-related dividends, each as defined below and subject to certain conditions described below, generally are not subject to withholding of U.S. federal income tax.

In general, the Code defines (1) "short-term capital gain dividends" as distributions of net short-term capital gains in excess of net long-term capital losses and (2) "interest-related dividends" as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders. The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. If a Fund invests in a RIC that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign shareholders. The Fund may report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders.

Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Distributions by a Fund to foreign shareholders other than Capital Gain Dividends, short-term capital gain dividends and interest-related dividends (e.g., dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund unless: (i) such gain is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States; (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the special rules relating to gain attributable to the sale or exchange of "U.S. real property interests" ("USRPIs") apply to the foreign shareholder's sale of shares of the Fund (as described below).

Subject to certain exceptions (e.g., for a Fund that is a "United States real property holding corporation" as described below), a Fund is generally not required (and does not expect) to withhold on the amount of a non-dividend distribution (i.e., a distribution that is not paid out of the Fund's current earnings and profits for the applicable taxable year or accumulated earnings and profits) when paid to its foreign shareholders.

Special rules would apply if a Fund were a qualified investment entity ("QIE") because it is either a "U.S. real property holding corporation" ("USRPHC") or would be a USRPHC but for the operation of certain exceptions to the definition of USRPIs described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation's USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs generally are defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. A Fund that holds, directly or indirectly, significant interests in REITs may be a USRPHC. Interests in domestically controlled QIEs, including REITs and RICs that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in RICs generally are not USRPIs, but these exceptions do not apply for purposes of determining whether a Fund is a QIE.

If an interest in a Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

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Moreover, if a Fund were a USRPHC or, very generally, had been one in the last five years, it would be required to withhold on amounts distributed to a greater-than-5% foreign shareholder to the extent such amounts would not be treated as a dividend, i.e., are in excess of the Fund's current and accumulated "earnings and profits" for the applicable taxable year. Such withholding generally is not required if the Fund is a domestically controlled QIE.

If a Fund were a QIE, under a special "look-through" rule, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable directly or indirectly to: (i) distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands; and (ii) gains realized on the disposition of USRPIs by the Fund would retain their character as gains realized from USRPIs in the hands of the Fund's foreign shareholders and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder's current and past ownership of the Fund.

Foreign shareholders of the Fund also may be subject to "wash sale" rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of Fund shares.

Foreign shareholders should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in a Fund.

Foreign shareholders with respect to whom income from a Fund is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of the Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, W-8BEN-E or substitute form). Foreign shareholders should consult their tax advisers in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisers about their particular situation.

A foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

Backup Withholding

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund could be required to report annually their "financial interest" in the Fund's "foreign financial accounts," if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts ("FBAR"). Shareholders should consult a tax advisor, and persons investing in the Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.

Other Reporting and Withholding Requirements

Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, "FATCA") generally require the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an "IGA") between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, a Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays. The IRS and the Department of Treasury have issued proposed regulations providing that these withholding rules will not apply to the gross proceeds of share redemptions or Capital Gain Dividends a Fund pays. If a payment by a Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., interest-related dividends and short-term capital gain dividends).

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor's own situation, including investments through an intermediary.

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General Considerations

The U.S. federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of a Fund, as well as the effects of state, local, foreign, and other tax law and any proposed tax law changes.

FINANCIAL STATEMENTS

Paper copies of the Fund's annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports are available on the Voya funds' website (www.individuals.voya.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report. You may elect to receive shareholder reports and other communications from a fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.

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APPENDIX A – DESCRIPTION OF CREDIT RATINGS

A Description of Moody's Investors Service, Inc.'s ("Moody's") Global Rating Scales

Ratings assigned on Moody's global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Description of Moody's Long-Term Obligation Ratings

Aaa — Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa — Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba — Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B — Obligations rated B are considered speculative and are subject to high credit risk.

Caa — Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C — Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Hybrid Indicator (hyb)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Short-Term Obligation Ratings

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody's US Municipal Short-Term Obligation Ratings

The Municipal Investment Grade ("MIG") scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer's long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels — MIG 1 through MIG 3 — while speculative grade short-term obligations are designated SG.

MIG 1 — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody's Demand Obligation Ratings

In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned: a long or short term debt rating and a demand obligation rating. The first element represents Moody's evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of risk associated with the ability to receive purchase price upon demand ("demand feature"). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade ("VMIG") scale.

VMIG 1 — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Description of S&P Global Ratings' ("S&P's") Issue Credit Ratings

A S&P's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on S&P's analysis of the following considerations:

•Likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•Nature of and provisions of the obligation and the promise we impute;

•Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

Long-Term Issue Credit Ratings*

AAA— An obligation rated 'AAA' has the highest rating assigned by S&P's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA— An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB— An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, C — Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB— An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC— An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC— An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred, but S&P's expects default to be a virtual certainty, regardless of the anticipated time to default.

C — An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D — An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P's believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

NR — This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P's does not rate a particular obligation as a matter of policy.

* The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings

A-1 — A short-term obligation rated 'A-1' is rated in the highest category by S&P's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 — A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C — A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D — A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P's believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

Description of S&P's Municipal Short-Term Note Ratings

A S&P's U.S. municipal note rating reflects S&P's opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P's analysis will review the following considerations:

•Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P's municipal short-term note rating symbols are as follows:

SP-1 — Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — Speculative capacity to pay principal and interest.

Description of Fitch Ratings' ("Fitch's") Credit Ratings Scales

Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.

The terms "investment grade" and "speculative grade" have established themselves over time as shorthand to describe the categories 'AAA' to 'BBB' (investment grade) and 'BB' to 'D' (speculative grade). The terms "investment grade" and "speculative grade" are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. "Investment grade" categories indicate relatively low to moderate credit risk, while ratings in the "speculative" categories either signal a higher level of credit risk or that a default has already occurred.

Fitch's credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument's documentation. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation's documentation). In such cases, the agency will make clear the assumptions underlying the agency's opinion in the accompanying rating commentary.

Description of Fitch's Long-Term Corporate Finance Obligations Rating Scales

Fitch long-term obligations rating scales are as follows:

AAA— Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA— Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB— Good credit quality. 'BBB' ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB— Speculative. 'BB' ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B — Highly speculative. 'B' ratings indicate that material credit risk is present.

CCC— 'CCC' ratings indicate that substantial credit risk is present. CC —'CC' ratings indicate very high levels of credit risk.

C — 'C' ratings indicate exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned 'RD' or 'D' ratings, but are instead rated in the 'B' to 'C' rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note: The modifiers "+" or "–" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' obligation rating category, or to corporate finance obligation ratings in the categories below 'CCC'.

The subscript 'emr' is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

Description of Fitch's Short-Term Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short term" based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

Fitch short-term ratings are as follows:

F1 — Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 — Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 — Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B — Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C — High short-term default risk. Default is a real possibility.

RD — Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D — Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

APPENDIX B – PROXY VOTING PROCEDURES AND GUIDELINES

B-1

PROXY VOTING PROCEDURES AND GUIDELINES

VOYA FUNDS

VOYA INVESTMENTS, LLC

Date Last Revised: September 11, 2020

Proxy Voting Procedures and Guidelines for the Voya Funds and Advisor

Introduction

The purpose of these Proxy Voting Procedures and Guidelines (the "Procedures", the "Guidelines") is to set forth the Board of Directors/Trustees of the Voya funds' (the "Board") instructions to Voya Investments, LLC (referred to as the "Advisor") for the voting of proxies for each fund the Board serves as Director/Trustee (the "Funds").

The Board may elect to delegate proxy voting to a sub-advisor of the Funds and also approve the sub- advisor's proxy policies and procedures for implementation on behalf of such Voya fund (a "Sub-Advisor- Voted Fund"). A Sub-Advisor-Voted Fund is not covered under these Procedures and Guidelines, except as described in the Reporting and Record Retention section below with respect to vote reporting requirements. However, they are covered by those sub-advisor's proxy policies, provided that the Board has approved them.

These Procedures and Guidelines incorporate principles and guidance set forth in relevant pronouncements of the Securities and Exchange Commission ("SEC") and its staff on the fiduciary duty of the Board to ensure that proxies are voted in a timely manner and that voting decisions are in the Funds' beneficial owners' best interest.

The Board, through these instructions, delegates to the Advisor's Proxy Coordinator the responsibility to vote the Funds' proxies in accordance with these Procedures and Guidelines on behalf of the Board. The Board further delegates to the Compliance Committee of the Board certain oversight duties regarding the Advisor's functions as it pertains to the voting of the Funds' proxies.

The Board directs the engagement of a Proxy Advisory Firm to be initially appointed and annually reviewed and approved by the Board. The Proxy Coordinator is responsible for overseeing the Proxy Advisory Firm and shall direct the Proxy Advisory Firm to vote proxies in accordance with the Guidelines.

These Procedures and Guidelines will be reviewed by the Board's Compliance Committee annually, and will be updated when appropriate. No change to these Procedures and Guidelines will be made except pursuant to Board direction. Non-material amendments, however, may be approved for immediate implementation by the Board's Compliance Committee, subject to ratification by the full board at its next regularly scheduled meeting.

Advisor's Roles and Responsibilities

Proxy Coordinator

The Voya Proxy Coordinator shall direct the Proxy Advisory Firm to vote proxies on behalf of the Funds and the Advisor in connection with annual and special meetings of shareholders (except those regarding bankruptcy matters and/or related plans of reorganization).

The Proxy Coordinator is responsible for overseeing the Proxy Advisory Firm (as defined in the Proxy Advisory Firm section below) and voting the Funds' proxies in accordance with the Procedures and Guidelines on behalf of the Funds and the Advisor. The Proxy Coordinator is authorized to direct the Proxy Advisory Firm to vote a Fund's proxy in accordance with the Procedures and Guidelines. Responsibilities assigned to the Proxy Coordinator, or activities that support it, may be performed by such members of the Proxy Group (as defined in the Proxy Group section below) or employees of the Advisor's affiliates as the Proxy Group deems appropriate.

The Proxy Coordinator is also responsible for identifying and informing Counsel (as defined in the Counsel section below) of potential conflicts between the proxy issuer and the Proxy Advisory Firm, the Advisor, the Funds' principal underwriters, or an affiliated person of the Funds. The Proxy Coordinator will identify such potential conflicts of interest based on information the Proxy Advisory Firm periodically provides; client analyses, distributor, broker-dealer, and vendor lists; and information derived from other sources, including public filings.

Proxy Advisory Firm

The Proxy Advisory Firm is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely manner. To the extent applicable, the Proxy Advisory Firm is required to provide research, analysis, and vote

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recommendations under its Proxy Voting guidelines. Additionally, the Proxy Advisory Firm is required to produce custom vote recommendations in accordance with the Guidelines and their vote recommendations.

Proxy Group

The members of the Proxy Group, which may include employees of the Advisor's affiliates, are identified in Exhibit 1, and may be amended from time to time at the Advisor's discretion except that the Funds' Chief Investment Risk Officer, the Funds' Chief Compliance Officer, and the Funds' Proxy Coordinator shall be members unless the Board determines otherwise.

Investment Professionals

The Funds' sub-advisors and/or portfolio managers are each referred to herein as an "Investment Professional" and collectively, "Investment Professionals". The Board encourages the Funds' Investment Professionals to submit a recommendation to the Proxy Group regarding any proxy-voting-related proposal pertaining to the portfolio securities over which they have day-to-day portfolio management responsibility. Additionally, when requested, Investment Professionals are responsible for submitting a recommendation to the Proxy Group regarding proxy voting related proxy contests, proposals related to companies with dual class shares with superior voting rights, or mergers and acquisitions involving the portfolio securities over which they have day-to-day portfolio management responsibility.

Counsel

A member of the mutual funds legal practice group of the Advisor ("Counsel") is responsible for determining if a potential conflict of interest involving a proxy issuer is in fact a conflict of interest. If Counsel deems a proxy issuer to be a conflict of interest, the Counsel must notify the Proxy Coordinator, who will in turn notify the Chair of the Compliance Committee of such conflict of interest.

Proxy Voting Procedures

Proxy Group Oversight

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is the Funds' Chief Compliance Officer) will constitute a quorum for purposes of taking action at any meeting of the Group.

The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via email in lieu of a meeting, provided that the Proxy Coordinator follows the directions of a majority of a quorum responding via e-mail.

A Proxy Group meeting will be held whenever:

•The Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Guidelines.

•The Proxy Advisory Firm has made no recommendation on a matter and the Procedures do not provide instruction.

•A matter requires case-by-case consideration, including those in which the Proxy Advisory Firm's recommendation is deemed to be materially conflicted.

•The Proxy Coordinator requests the Proxy Group's input and vote recommendation on a matter.

At its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities and related activities assigned to the Proxy Group, on its behalf, provided that such instructions do not violate any requirements of these Procedures or the Guidelines.

If the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Proxy Advisory Firm's recommendation, these recommendations do not violate any requirements of these Procedures or the Guidelines, and no conflict of interest exists, the Proxy Coordinator may implement the instructions without calling a Proxy Group meeting.

For each proposal referred to the Proxy Group, it will review:

•The relevant Procedures and Guidelines,

•The recommendation of the Proxy Advisory Firm, if any,

•The recommendation of the Investment Professional(s), if any,

•Other resources that any Proxy Group member deems appropriate to aid in a determination of a recommendation.

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Vote Instruction

While the vote of a simple majority of the voting members present will determine any matter submitted to a vote, tie votes will be resolved by securing the vote of members not present at the meeting. The Proxy Coordinator will ensure compliance with all applicable voting and conflict of interest procedures, and will use best efforts to secure votes from as many absent members as may reasonably be accomplished, providing such members with a substantially similar level of relevant information as that provided at the in- person meeting.

In the event a tie vote cannot be resolved, or in the event that the vote remains a tie, the Proxy Coordinator will refer the vote to the Compliance Committee Chair for vote determination.

In the event a tie vote cannot be timely resolved in connection with a voting deadline, the Proxy Coordinator will abstain from voting on the proposal(s). However, the Proxy Coordinator will vote in accordance with the Proxy Advisory Firm's recommendation if abstaining on the vote is not a valid option; i.e., can only vote For, Against, or Withhold.

A member of the Proxy Group may abstain from voting on any given matter, provided that the member does not participate in the Proxy Group discussion(s) in connection with the vote determination. If abstention results in the loss of quorum, the process for resolving tie votes will be observed.

If the Proxy Group recommends that a Fund vote contrary to the Guidelines, as might be the case upon review of a recommendation from an Investment Professional, the Proxy Coordinator will follow the procedures in the Out-of-Guidelines section below.

Vote Classification

These Procedures and Guidelines specify how the Funds generally will vote with respect to the proposals indicated. Unless otherwise noted, the Proxy Group instructs the Proxy Coordinator, on behalf of the Advisor, to vote in accordance with these Procedures and Guidelines.

Within-Guidelines Votes: Votes in Accordance with the Guidelines

In the event the Proxy Group and, where applicable, an Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Proxy Advisory Firm, through the Proxy Coordinator, to vote in this manner.

Out-of-Guidelines Votes: Votes Contrary to the Guidelines

Avote would be considered Out-of-Guidelines if the:

•Vote is contrary to the Guidelines based on the Compliance Committee or Proxy Group determination that the application of the Guidelines is inapplicable or inappropriate under the circumstances. Such votes include, but are not limited to votes cast based on the recommendation of an Investment Professional.

•Vote is contrary to the Guidelines unless the Guidelines stipulate Case-by-Case consideration or that primary consideration will be given to input from an Investment Professional, notwithstanding that the vote appears contrary to these Procedures and Guidelines and/or the Proxy Advisory Firm's recommendation.

Routine Matters

Upon instruction from the Proxy Coordinator, the Proxy Advisory Firm will submit a vote as described in these Procedures and Guidelines where there is a clear policy (e.g., "For," "Against," "Withhold," or "Abstain") on a proposal.

Matters Requiring Case-by-Case Consideration

The Proxy Advisory Firm will refer proxy proposals to the Proxy Coordinator when these Procedures and Guidelines indicate "Case-by-Case." Additionally, the Proxy Advisory Firm will refer any proxy proposal under circumstances where the application of these Procedures and Guidelines is unclear, appears to involve unusual or controversial issues, or is silent regarding the proposal.

Upon receipt of a referral from the Proxy Advisory Firm, the Proxy Coordinator may solicit additional research or clarification from the Proxy Advisory Firm, Investment Professional(s), or other sources.

The Proxy Coordinator will review matters requiring Case-by-Case consideration to determine if the Proxy

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Group had previously provided the Proxy Coordinator with standing vote instructions, or a provision within the Guidelines is applicable based on prior voting history.

If a matter requires input and a vote determination from the Proxy Group, the Proxy Coordinator will forward the Proxy Advisory Firm's analysis and recommendation, the Proxy Coordinator's recommendation and/or any research obtained from the Investment Professional(s), the Proxy Advisory Firm, or any other source to the Proxy Group. The Proxy Group may consult with the Proxy Advisory Firm and/or Investment Professional(s) as appropriate.

The Proxy Coordinator will use best efforts to convene a Proxy Group meeting with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it is the policy of the Funds and Advisor to vote in accordance with the Proxy Advisory Firm's recommendation.

Non-Votes: Votes in which No Action is Taken

The Proxy Coordinator will make reasonable efforts to secure and vote all proxies for the Funds, including markets where shareholders' rights are limited. Nevertheless, the Proxy Group may recommend that a Fund refrain from voting under certain circumstances including:

•The economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of a Voya fund or proxies being considered on behalf of a Fund that is no longer in existence.

•The cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases when share blocking practices may impose trading restrictions on the relevant portfolio security.

In such cases, the Proxy Group may instruct the Proxy Advisory Firm, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group's review of a specific proxy.

Further, Counsel may require the Proxy Coordinator to abstain from voting any proposal that is subject to a material conflict of interest provided that abstaining has no effect on the vote outcome.

Matters Requiring Further Consideration

Referrals to the Compliance Committee

If a vote is deemed Out-of-Guidelines and Counsel has determined that a material conflict of interest appears to exist with respect to the party or parties (i.e. Proxy Advisory Firm, the Advisor, underwriters, affiliates, any participating Proxy Group member, or any Investment Professional(s)) participating in the voting process, the Proxy Coordinator will refer the vote to the Compliance Committee Chair.

Further, if an Investment Professional discloses a potential conflict of interest, and Counsel determines that the conflict of interest appears to exist, the proposal will also be referred to the Compliance Committee for review, regardless of whether the vote is Within- or Out-of-Guidelines.

The Compliance Committee will be provided all recommendations (including Investment Professional(s)), analyses, research, and Conflicts Reports and any other written materials used to establish whether a conflict of interest exists, and will instruct the Proxy Coordinator how such referred proposals should be voted.

The Proxy Coordinator will use best efforts to refer matters to the Compliance Committee for its consideration in a timely manner. In the event any such matter cannot be referred to or considered by the Compliance Committee in a timely manner, the Compliance Committee's standing instruction is to vote Within Guidelines.

The Compliance Committee will receive a report detailing proposals that were voted Out-of-Guidelines, if the Investment Professional's recommendation was not acted on, or was referred to the Compliance Committee.

Consultation with Compliance Committee

The Proxy Coordinator may consult the Compliance Committee Chair for guidance on behalf of the Committee if application of these Procedures and Guidelines is unclear, or a recommendation is received from an Investment Professional in connection with any unusual or controversial issue.

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Conflicts of Interest

The Advisor shall act in the Funds' beneficial owners' best interests and strive to avoid conflicts of interest. Conflicts of interest can arise, for example, in situations where:

•The issuer is a vendor whose products or services are material to the Voya Funds, the Advisor or their affiliates;

•The issuer is an entity participating to a material extent in the distribution of the Voya Funds;

•The issuer is a significant executing broker dealer;

•Any individual that participates in the voting process for the Funds including an Investment Professional, a member of the Proxy Group, an employee of the Advisor, or Director/Trustee of the Board serves as a director or officer of the issuer; or

•The issuer is Voya Financial.

Potential Conflicts with a Proxy Issuer

The Proxy Coordinator is responsible for identifying and informing Counsel of potential conflicts with the proxy issuer. In addition to obtaining potential conflict of interest information described in the Roles and Responsibilities section above, members of the Proxy Group are required to disclose to the Proxy Coordinator any potential conflicts of interests prior to discussing the Proxy Advisory Firms' recommendation.

The Proxy Group member will advise the Proxy Coordinator in the event he/she believes that a potential or perceived conflict of interest exists that may preclude him/her from making a vote determination in the best interests of the Funds' beneficial owners. The Proxy Group member may elect to recuse himself/herself from consideration of the relevant proxy or have Counsel consider the matter, recusing him/herself only in the event Counsel determines that a material conflict of interest exists. If recusal, whether voluntary or pursuant to Counsel's findings, does not occur prior to the member's participation in any Proxy Group discussion of the relevant proxy, any Out-of-Guidelines Vote determination is subject to the Compliance Committee referral process. Should members of the Proxy Group verbally disclose a potential conflict of interest, they are required to complete a Conflict of Interest Report, which will be reviewed by Counsel.

Investment Professionals are also required to complete a Conflict of Interest Report or confirm that they do not have any potential conflicts of interests when submitting a vote recommendation to the Proxy Coordinator.

The Proxy Coordinator gathers and analyzes the information provided by the Proxy Advisory Firm, the Advisor, the Funds' principal underwriters, affiliates of the Funds, Proxy Group members, Investment Professionals, and the Directors and Officers of the Funds. Counsel will document such potential material conflicts of interest on a consolidated basis as appropriate.

The Proxy Coordinator will instruct the Proxy Advisory Firm to vote the proxy as recommended by the Proxy Group if Counsel determines that a material conflict of interest does not appear to exist with respect to a proxy issuer, any participating Proxy Group member, or any participating Investment Professional(s).

Compliance Committee Oversight

The Proxy Coordinator will refer a proposal to the Funds' Compliance Committee if the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a material conflict of interest appears to exist in order that the conflicted party(ies) have no opportunity to exercise voting discretion over a Fund's proxy.

The Proxy Coordinator will refer the proposal to the Compliance Committee Chair, forwarding all information relevant to the Compliance Committee's review, including the following or a summary of its contents:

•The applicable Procedures and Guidelines

•The Proxy Advisory Firm recommendation

•The Investment Professional(s)'s recommendation, if available

•Any resources used by the Proxy Group in arriving at its recommendation

•Counsel's findings

•Conflicts Report(s) and/or any other written materials establishing whether a conflict of interest exists.

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In the event a member of the Funds' Compliance Committee believes he/she has a conflict of interest that would preclude him/her from making a vote determination in the best interests of the applicable Fund's beneficial owners, the Compliance Committee member will advise the Compliance Committee Chair and recuse himself/herself with respect to the relevant proxy determinations.

Conflicts Reports

Investment Professionals, the Proxy Advisory Firm, and members of the Compliance Committee, the Proxy Group, and the Proxy Coordinator are required to disclose any potential conflicts of interest and/or confirm they do not have a conflict of interest in connection with their participation in the voting process for portfolio securities. The Conflicts Report should describe any known relationships of either a business or personal nature that Counsel has not previously assessed, which may include communications with respect to the referral item, but excluding routine communications with or submitted to the Proxy Coordinator or Investment Professional(s) on behalf of the subject company or a proponent of a shareholder proposal.

The Conflicts Report should also include written confirmation that the Investment Professional based the recommendation in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists solely on the investment merits of the proposal and without regard to any other consideration.

Completed Conflicts Reports should be provided to the Proxy Coordinator as soon as possible and may be submitted to the Proxy Coordinator verbally, provided the Proxy Coordinator completes the Conflicts Report, and the submitter reviews and approves the Conflict Report in writing.

The Proxy Coordinator will forward all Conflicts Reports to Counsel for review. Upon review, Counsel will provide the Proxy Coordinator with a brief statement indicating if a material conflict of interest is present.

Counsel will document such potential conflicts of interest on a consolidated basis as appropriate rather than maintain individual Conflicts Reports.

Assessment of the Proxy Advisory Firm

The Proxy Coordinator, on behalf of the Board and the Advisor, will assess if the Proxy Advisory Firm:

•Is independent from the Advisor

•Has resources that indicate it can competently provide analysis of proxy issues

•Can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners

•Has adequate compliance policies and procedures to:

o Ensure that its proxy voting recommendations are based on current and accurate information o Identify and address conflicts of interest.

The Proxy Coordinator will utilize, and the Proxy Advisory Firm will comply with, such methods for completing the assessment as the Proxy Coordinator may deem reasonably appropriate. The Proxy Advisory Firm will also promptly notify the Proxy Coordinator in writing of any material change to information previously provided to the Proxy Coordinator in connection with establishing the Proxy Advisory Firm's independence, competence, or impartiality.

Information provided in connection with the Proxy Advisory Firm's potential conflict of interest will be forwarded to Counsel for review. Counsel will review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

Voting Funds of Funds, Investing Funds and Feeder Funds

Funds that are "Funds-of-Funds" will "echo" vote their interests in underlying mutual funds, which may include mutual funds other than the Voya funds indicated on Voya's website (www.voyainvestments.com). Meaning that, if the Fund-of-Funds must vote on a proposal with respect to an underlying investment company, the Fund-of-Funds will vote its interest in that underlying fund in the same proportion all other shareholders in the underlying investment company voted their interests.

However, if the underlying fund has no other shareholders, the Fund-of-Funds will vote as follows:

•If the Fund-of-Funds and the underlying fund are being solicited to vote on the same proposal (e.g., the election of fund directors/trustees), the Fund-of-Funds will vote the shares it holds in the underlying

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fund in the same proportion as all votes received from the holders of the Fund-of-Funds' shares with respect to that proposal.

•If the Fund-of-Funds is being solicited to vote on a proposal for an underlying fund (e.g., a new Sub- Advisor to the underlying fund), and there is no corresponding proposal at the Fund-of-Funds level, the Board will determine the most appropriate method of voting with respect to the underlying fund proposal.

An Investing Fund (e.g., any Voya fund), while not a Fund-of-Funds will have the foregoing Fund-of-Funds procedure applied to any Investing Fund that invests in one or more underlying funds. Accordingly:

•Each Investing Fund will "echo" vote its interests in an underlying fund, if the underlying fund has shareholders other than the Investing Fund.

•In the event an underlying fund has no other shareholders, and the Investing Fund and the underlying fund are being solicited to vote on the same proposal, the Investing Fund will vote its interests in the underlying fund in the same proportion as all votes received from the holders of its own shares on that proposal.

•In the event an underlying fund has no other shareholders, and there is no corresponding proposal at the Investing Fund level, the Board will determine the most appropriate method of voting with respect to the underlying fund proposal.

A fund that is a "Feeder Fund" in a master-feeder structure passes votes requested by the underlying master fund to its shareholders. Meaning that, if the master fund solicits the Feeder Fund, the Feeder Fund will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to how it should vote its interest in an underlying master fund.

When a Voya fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund's proxy voting policies and procedures. As such, except as described in the Reporting and Record Retention section below, Feeder Funds will not be subject to these Procedures and Guidelines.

Securities Lending

Many of the Funds participate in securities lending arrangements to generate additional revenue for the Fund. Accordingly, the Fund will not be able to vote securities that are on loan under these arrangements. However, under certain circumstances, for voting issues that may have a significant impact on the investment, the Proxy Group or Proxy Coordinator may request to recall securities that are on loan if they determine that the benefit of voting outweighs the costs and lost revenue to the Fund and the administrative burden of retrieving the securities.

Investment Professionals may also deem a vote is "material" in the context of the portfolio(s) they manage. Therefore, they may request that lending activity on behalf of their portfolio(s) with respect to the relevant security be reviewed by the Proxy Group and considered for recall and/or restriction. The Proxy Group will give primary consideration to relevant Investment Professional input in its determination of whether a given proxy vote is material and the associated security accordingly restricted from lending. The determination that a vote is material in the context of a Fund's portfolio will not mean that such vote is considered material across all Funds voting at that meeting. In order to recall or restrict shares on a timely basis for material voting purposes, the Proxy Coordinator, on behalf of the Proxy Group, will use best efforts to consider, and when appropriate, to act upon, such requests on a timely basis. Requests to review lending activity in connection with a potentially material vote may be initiated by any relevant Investment Professional and submitted for the Proxy Group's consideration at any time.

Reporting and Record Retention

Reporting by the Funds

Annually, as required, each Fund and each Sub-Advisor-Voted Fund will post its proxy voting record, or a link to the prior one-year period ending on June 30th on the Voya Funds' website. The proxy voting record for each Fund and each Sub-Advisor-Voted Fund will also be available on Form N-PX in the EDGAR database on the website of the Securities and Exchange Commission ("SEC"). For any Voya fund that is a feeder in a master/feeder structure, no proxy voting record related to the portfolio securities owned by the

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master fund will be posted on the Voya funds' website or included in the Fund's Form N-PX; however, a cross-reference to the master fund's proxy voting record as filed in the SEC's EDGAR database will be included in the Fund's Form N-PX and posted on the Voya funds' website. If an underlying master fund solicited any Feeder Fund for a vote during the reporting period, a record of the votes cast by means of the pass-through process described above will be included on the Voya funds' website and in the Feeder Fund's Form N-PX.

Reporting to the Compliance Committee

At each regularly scheduled quarterly Compliance Committee meeting, the Compliance Committee will receive a report from the Proxy Coordinator indicating each proxy proposal, or a summary of such proposals, that was:

1.Voted Out-of-Guidelines, including any proposals voted Out-of-Guidelines as a result of special circumstances raised by an Investment Professional;

2.Voted Within-Guidelines in cases when the Proxy Group did not agree with an Investment Professional's recommendation;

3.Referred to the Compliance Committee for determination.

The report will indicate the name of the company, the substance of the proposal, a summary of the Investment Professional's recommendation, where applicable, and the reasons for voting, or recommending, an Out-of-Guidelines Vote or, in the case of (2) above, a Within-Guidelines Vote.

Reporting by the Proxy Coordinator on behalf of the Advisor

The Advisor will maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following:

•A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements the issuers send are available either in the SEC's EDGAR database or upon request from the Proxy Advisory Firm.

•A record of each vote cast on behalf of a Fund.

•A copy of any Advisor-created document that was material to making a proxy vote decision, or that memorializes the basis for that decision.

•A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Advisor voted proxies on behalf of a Fund.

•A record of all recommendations from Investment Professionals to vote contrary to the Guidelines.

•All proxy questions/recommendations that have been referred to the Compliance Committee, and all applicable recommendations, analyses, research, Conflict Reports, and vote determinations.

All proxy voting materials and supporting documentation will be retained for a minimum of six years, the first two years in the Advisor's office.

Records Maintained by the Proxy Advisory Firm

The Proxy Advisory Firm will retain a record of all proxy votes handled by the Proxy Advisory Firm. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Proxy Advisory Firm is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Advisor upon request.

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PROXY VOTING GUIDELINES

Introduction

Proxies must be voted in the best interest of the Funds' beneficial owners. The Guidelines summarize the Funds' positions on various issues of concern to investors, and give an indication of how the Funds' ballots will be voted on proposals dealing with particular issues. Nevertheless, the Guidelines are not exhaustive, do not include all potential voting issues, and proposals may be addressed, as necessary, on a CASE-BY- CASE basis rather than according to the Guidelines, factoring in the merits of the rationale and disclosure provided.

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application. All matters for which such disclosure is not available will be considered CASE-BY-CASE.

The Board encourages Investment Professionals to submit a recommendation to the Proxy Group regarding proxy voting related to the portfolio securities over which they have day-to-day portfolio management responsibility. Recommendations from the Investment Professionals may be submitted or requested in connection with any proposal and are likely to be requested with respect to proxies for private equity or fixed income securities and/or proposals related to merger transactions/corporate restructurings, proxy contests, or unusual or controversial issues.

These policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis when unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement, or other legal requirement to which an issuer may be or become subject. No proposal will be supported whose implementation would contravene such requirements.

General Policies

The Funds' policy is generally to support the recommendation of the relevant company's management when the Proxy Advisory Firm's recommendation also aligns with such recommendation and to vote in accordance with the Proxy Advisory Firm's recommendation when management has made no recommendation. However, this policy will not apply to CASE-BY-CASE proposals for which a contrary recommendation from the relevant Investment Professional(s) is being utilized.

The rationale and vote recommendation from Investment Professionals will be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The Fund's policy is to not support proposals that would negatively impact the existing rights of the Funds' beneficial owners. Depending on the relevant market, appropriate opposition may be expressed as an ABSTAIN, AGAINST, or WITHHOLD vote.

Consider on a CASE-BY-CASE basis competing shareholder and board proposals that appear on the same agenda at uncontested proxies.

International Policies

Companies incorporated outside the U.S. are subject to the foregoing U.S. Guidelines if they are listed on a U.S. exchange and treated as a U.S. domestic issuer by the SEC. Where applicable, certain U.S. guidelines may also be applied to companies incorporated outside the U.S., e.g., companies with a significant base of U.S. operations and employees.

However, given the differing regulatory and legal requirements, market practices, and political and economic systems existing in various international markets, the Funds will:

•Vote AGAINST international proxy proposals when the Proxy Advisory Firm recommends voting AGAINST such proposal because relevant disclosure by the company, or the time provided for consideration of such disclosure, is inadequate;

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•Consider proposals that are associated with a firm AGAINST vote on a CASE-BY-CASE basis if the Proxy Advisory Firm recommends their support when:

•The company or market transitions to better practices (e.g., having committed to new regulations or governance codes);

•The market standard is stricter than the Fund's guidelines; or

•It is the more favorable choice when shareholders must choose between alternate proposals.

Proposal Specific Policies

As mentioned above, these policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis when unusual or controversial circumstances so dictate.

Proxy Contests:

Consider votes in contested elections on a CASE-BY-CASE basis, with primary consideration given to input from the relevant Investment Professional(s).

Uncontested Proxies:

1- The Board of Directors

Overview

The Funds may lodge disagreement with a company's policies or practices by withholding support from the relevant proposal rather than from the director nominee(s) to which the Proxy Advisory Firm assigns a correlation.

In cases where the lodging of disagreement by the Funds is assigned to the board of directors, support will be withheld from the director(s) deemed responsible. Responsibility may be attributed to the entire board, a committee, or an individual, and the Funds will apply a vote accountability guideline ("Vote Accountability Guideline") specific to the concerns under review. For example:

•Relevant committee chair

•Relevant committee member(s)

•Board chair.

If director(s) to whom responsibility has been attributed is not standing for election (e.g., the board is classified), support will typically not be withheld from other directors in their stead. Additionally, the Funds will typically vote FOR a director in connection with issues raised by the Proxy Advisory Firm if the director did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Proxy Advisory Firm.

Vote with the Proxy Advisory Firm's recommendation when more candidates are presented than available seats and no other provisions under these Guidelines apply.

In cases where a director holds more than one board seat and corresponding votes, manifested as one seat as a physical person plus an additional seat as a representative of a legal entity, generally vote with the Proxy Advisory Firm's recommendation to withhold support from the legal entity and vote on the physical person.

Bundled Director Slates

WITHHOLD support from directors or slates of directors when they are presented in a manner not aligned with market best practice and/or regulation, irrespective of complying with independence requirements, such as:

•Bundled slates of directors (e.g., Canada, France, Hong Kong, or Spain);

•In markets with term lengths capped by regulation or market practice, directors whose terms exceed the caps or are not disclosed; or

•Directors whose names are not disclosed in advance of the meeting or far enough in advance relative to voting deadlines to make an informed voting decision.

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For companies with multiple slates in Italy, follow the Proxy Advisory Firm's standards for assessing which slate is best suited to represent shareholder interests.

Independence

Director and Board/Committee Independence

The Funds will consider the relevant country or market listing exchange and the Proxy Advisory Firm's standards with respect to determining director independence and Board/Committee independence levels. Note: Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to board independence.

The Funds will consider non-independent directors standing for election on a CASE-BY-CASE basis when the full board or committee does not meet the market independence requirements.

•WITHHOLD support from the non-independent nominating committee chair or non-independent board chair, and if necessary, fewest non-independent directors including the Founder, Chairman or CEO if their removal would achieve the independence requirements across the remaining board or key committee, except that support may be withheld from additional directors whose relative level of independence cannot be differentiated, or the number required to achieve the independence requirements is equal to or greater than the number of non-independent directors standing for election.

•WITHHOLD support from slates of directors if the board's independence cannot be ascertained due to inadequate disclosure or when the board's independence does not meet the applicable independence requirements of the relevant country or market listing exchange.

•WITHHOLD support from key committee slates if they contain non-independent directors in the election, unless the composition is acceptable under the relevant country or market listing exchange requirements.

•WITHHOLD support from non-independent nominating committee chair, board chair, and/or directors if the full board serves as a key committee, or the board has not established the committee, and relevant country or market listing exchange requires such establishment.

Self-Nominated/Shareholder-Nominated Director Candidates

Consider self-nominated or shareholder-nominated director candidates on a CASE-BY-CASE basis. WITHHOLD support from the candidate when:

•Adequate disclosure has not been provided (e.g., rationale for candidacy and candidate's qualifications relative to the company);

•The candidate's agenda is not in line with the long-term best interests of the company; or

•Multiple self-nominated candidates are being considered as a proxy contest if similar issues are raised (e.g., potential change in control).

Management Proposals Seeking Non-Board Member Service on Key Committees

Vote AGAINST proposals that permit non-board members to serve on the audit, remuneration (compensation), nominating and/or governance committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s) except where best market practice otherwise dictates.

Consider other concerns regarding committee members on a CASE-BY-CASE basis.

Shareholder Proposals Regarding Board/Key Committee Independence

Vote AGAINST shareholder proposals asking that the independence be greater than that required by the country or market listing exchange, or asking to redefine director independence.

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Board Member Roles and Responsibilities

Attendance

WITHHOLD support from a director who, during both of the most recent two years, has served on the board during the two-year period but attended less than 75 percent of the board and committee meetings without a valid reason for the absences or if the two-year attendance record cannot be ascertained from available disclosure (e.g., the company did not disclose which director(s) attended less than 75 percent of the board and committee meetings during the director's period of service without a valid reason for the absences).

WITHHOLD support on nominating committee members according to the Vote Accountability Guideline if a director has three or more years of poor attendance without a valid reason for the absences.

The two-year attendance policy shall be applied to attendance of statutory auditors at Japanese companies.

Over-boarding

Consider on a CASE-BY-CASE own and are named executives their outside boards.

basis directors who sit on more than two public boards in addition to their officers at any of the companies, potentially WITHHOLD support only at

Vote FOR non-executive directors without regard to "over-boarding" issues, unless when in conjunction with attendance issues during the most recent year. Consider such circumstances on a CASE-BY-CASE basis.

Vote AGAINST shareholder proposals limiting the number of public company boards on which a director may serve.

Combined Chairman / CEO Role

Vote FOR directors without regard to recommendations that the position of chairman should be separate from that of CEO, or should otherwise require to be independent, unless other concerns requiring CASE- BY-CASE consideration are raised (e.g., former CEOs proposed as board chairmen in markets, such as the United Kingdom, for which best practice recommends against such practice).

Vote AGAINST shareholder proposals requiring that the positions of chairman and CEO be held separately, unless significant corporate governance concerns have been cited. Consider such circumstances on a CASE-BY-CASE basis.

Cumulative/Net Voting Markets (e.g., Russia)

When cumulative or net voting applies, generally follow the Proxy Advisory Firm's approach to vote FOR nominees, such as when asserted by the issuer to be independent, irrespective of key committee membership, even if independence disclosure or criteria fall short of the Proxy Advisory Firm's standards.

Board Accountability

Diversity (excluding Japan)

Consider directors on a CASE-BY-CASE basis according to the Vote Accountability Guideline if there is an absence of diversity on the board or the company fails to disclose an adequate diversity policy or practice.

Consider shareholder proposals on a CASE-BY-CASE basis that request the company to improve / promote diversity and/or diversity-related disclosure.

Return on Equity

Vote FOR the top executive at companies in Japan if the only reason the Proxy Advisory Firm's Withhold recommendation is due to the company underperforming in terms of capital efficiency or company performance; e.g. net losses or low return on equity (ROE).

Compensation Practices

Support may be withheld from compensation committee members whose actions or disclosure do not appear to support compensation practices aligned with the best interests of the company and its shareholders.

Where applicable, votes on compensation committee members in connection with compensation practices should be considered on a CASE-BY-CASE basis:

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•Say on Pay responsiveness. Compensation committee members may be opposed for failure to sufficiently address compensation concerns prompting significant opposition to the most recent say on pay vote or continuing to maintain problematic pay practices will be considered on a CASE-BY-CASE basis, factoring in considerations such as level of shareholder opposition, subsequent actions taken by the compensation committee, and level of responsiveness disclosure.

•Say on Pay frequency. WITHHOLD support according to the Vote Accountability Guideline if the Proxy Advisory Firm opposes directors because the company has failed to include a Say on Pay proposal and/or a Frequency of Say on Pay proposal when required under SEC or market regulatory provisions; or implemented a say on pay schedule that is less frequent than the frequency most recently preferred by at least a plurality of shareholders; or is an externally-managed issuer (EMI) or externally-managed REIT (EMR) and has failed to include a Say on Pay proposal or adequate disclosure of the compensation structure.

•Commitments. Vote FOR compensation committee members receiving an adverse recommendation by the Proxy Advisory Firm due to problematic pay practices or thresholds (e.g. burn rate) if the company makes a public commitment (e.g., via a Form 8-K filing) to rectify the practice on a going- forward basis. However, consider on a CASE-BY-CASE basis if the company does not rectify the practice by the following year's annual general meeting.

For all other markets in which the issuer has not followed market practice by submitting a resolution on executive compensation, consider remuneration committee members on a CASE-BY-CASE basis.

Accounting Practices

Consider audit committee members, the company's CEO or CFO, if nominated as directors, or the board chair or lead director, on a CASE-BY-CASE basis if poor accounting practice concerns are raised, factoring in considerations such as if the:

•Audit committee failed to remediate known on-going material weaknesses in the company's internal controls for more than a year.

•Company has not yet had a full year to remediate the concerns since the time they were identified.

•Company has taken adequate steps to remediate the concerns cited, which would typically include removing or replacing the responsible executives, and if the concerns are not re-occurring.

Vote FOR audit committee members, or the company's CEO or CFO if nominated as directors, who did not serve on the committee or did not have responsibility over the relevant financial function, during the majority of the time period relevant to the concerns cited.

WITHHOLD support on audit committee members according to the Vote Accountability Guideline if the company has failed to disclose auditors' fees and has not provided an auditor ratification or remuneration proposal for shareholder vote.

Problematic Actions

Consider directors on a CASE-BY-CASE basis when the Proxy Advisory Firm cites them for problematic actions including a lack of due diligence in relation to a major transaction (e.g. a merger or an acquisition), material failures, lack of risk oversight, scandals, malfeasance, or negligent internal controls at the company or that of an affiliate, factoring in the merits of the director's performance, rationale, and disclosure when:

•Culpability can be attributed to the director (e.g., director manages or is responsible for the relevant function); or

•The director has been directly implicated, resulting in arrest, criminal charge, or regulatory sanction.

Consider members of the nominating committee on a CASE-BY-CASE basis when a director with the above concerns is being nominated to serve on the board.

Consider on a CASE-BY-CASE basis when the Proxy Advisory Firm recommends withholding support from any director due to share pledging concerns, factoring in the pledged amount, unwind time, and any historical concerns being raised. Responsibility will be assigned to the pledgor, where the pledged amount and unwind time are deemed significant and, therefore, an unnecessary risk to the company.

WITHHOLD support from (a) all members of the governance committee, or nominating committee if a formal governance committee has not been established, and (b) directors holding shares with superior voting rights if the company is controlled by means of a dual class share with superior / exclusive voting

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rights and does not have a reasonable sunset provision; i.e., fewer than five years.

Consider on a CASE-BY-CASE basis all directors if no governance or nominating committee directors are under consideration or if the company does not have governance or nominating committees. Investment Professionals that have day-to-day portfolio management responsibility for such companies may be requested to submit a recommendation to the Proxy Coordinator.

WITHHOLD support from directors according to the Vote Accountability Guideline when the Proxy Advisory Firm recommends withholding support due to the board (a) unilaterally adopting by-law amendments that have a negative impact on existing shareholder rights or functions as a diminution of shareholder rights, and which are not specifically addressed under the Guidelines, or (b) failing to remove or subject to a reasonable sunset provision such by-laws.

Anti-Takeover Measures

WITHHOLD support according to the Vote Accountability Guideline if the company implements excessive anti-takeover measures.

WITHHOLD support according to the Vote Accountability Guideline if the company fails to remove restrictive poison pill features, ensure a pill's expiration, or submit the poison pill in a timely manner to shareholders for vote, unless a company has implemented a policy that should reasonably prevent abusive use of its poison pill.

Board Responsiveness

Vote FOR if the majority-supported shareholder proposal has been reasonably addressed.

oProposals seeking shareholder ratification of a poison pill may be deemed reasonably addressed if the company has implemented a policy that should reasonably prevent abusive use of the pill.

WITHHOLD support according to the Vote Accountability Guideline if a shareholder proposal received majority support and the board has not disclosed a credible rationale for not implementing the proposal.

If the board has not acted upon a director who did not receive shareholder support representing a majority of the votes cast at the previous annual meeting, consider directors on a CASE-BY-CASE basis.

Vote FOR when the issue relevant to the majority negative vote has been adequately addressed or cured, which may include disclosure of the board's rationale.

WITHHOLD support according to the Vote Accountability Guideline if the above provision has not been satisfied.

Board–Related Proposals

Classified/Declassified Board Structure

Vote AGAINST proposals to classify the board unless the proposal represents an increased frequency of a director's election in the staggered cycle (e.g., seeking to move from a three-year cycle to a two-year cycle).

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Board Structure

Vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board does not meet the country or market listing exchange independence requirements, corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders' rights.

For companies in Japan, generally follow the Proxy Advisory Firm's approach to proposals seeking a board structure that would provide greater independence oversight of management and the board.

Board Size

Vote FOR proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations; however, vote AGAINST if seeking to remove shareholder approval rights or the board fails to meet market independence requirements.

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Director and Officer Indemnification and Liability Protection

Consider on a CASE-BY-CASE basis proposals on director and officer indemnification and liability protection, using Delaware law as the standard.

Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability in connection with monetary damages for violating the duty of care.

Vote AGAINST indemnification proposals that would expand coverage beyond legal expenses to acts that are more serious violations of fiduciary obligation, such as negligence.

Director and Officer Indemnification and Liability Protection

Vote in accordance with the Proxy Advisory Firm's standards (e.g. overly broad provisions).

Discharge of Management/Supervisory Board Members

Vote FOR management proposals seeking the discharge of management and supervisory board members (including when the proposal is bundled), unless concerns are raised about the past actions of the company's auditors or directors, or legal or regulatory action is being taken against the board by other shareholders.

Vote FOR such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the company or its board.

Establish Board Committee

Vote FOR shareholder proposals that seek creation of a key committee of the board, unless the company claims an exemption of the listing exchange or the committee is not required under the listing exchange.

Vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.

Filling Board Vacancies / Removal of Directors

Vote AGAINST proposals that allow directors to be removed only for cause.

Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Vote AGAINST proposals that allow only continuing directors to elect replacements to fill board vacancies. Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Stock Ownership Requirements

Vote AGAINST such shareholder proposals.

Term Limits / Retirement Age

Vote FOR management proposals and AGAINST shareholder proposals limiting the tenure of outside directors or imposing a mandatory retirement age for outside directors, unless the proposal seeks to relax existing standards.

2- Compensation

Frequency of Advisory Votes on Executive Compensation

Vote FOR proposals seeking an annual say on pay, and AGAINST those seeking less frequent.

Proposals to Provide an Advisory Vote on Executive Compensation (Canada)

Vote FOR if it is an ANNUAL vote, unless the company already provides shareholders with an annual vote.

Executive Pay Evaluation

Advisory Votes on Executive Compensation (Say on Pay) and Remuneration Reports or Committee Members in Absence of Such Proposals

Vote FOR management proposals seeking ratification of the company's executive compensation structure, unless the program includes practices or features not supported under these Guidelines and the proposal receives a negative recommendation from the Proxy Advisory Firm.

Listed below are examples of compensation practices and provisions, and respective consideration and treatment under the Guidelines, factoring in whether the company has provided reasonable

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rationale/disclosure for such factors or the proposal as a whole. Consider on a CASE-BY-CASE basis:

•Short-Term Investment Plans where the board has exercised discretion to exclude extraordinary items.

•Retesting in connection with achievement of performance hurdles.

•Long-Term Incentive Plans where executives already hold significant equity positions.

•Long-Term Incentive Plans where the vesting or performance period is too short or stringency of the performance criteria is called into question.

•Pay Practices (or combination of practices) that appear to have created a misalignment between CEO pay and performance with regard to shareholder value.

•Long-Term Incentive Plans that lack an appropriate equity component (e.g., "cash-based only").

•Excessive levels of discretionary bonuses, recruitment awards, retention awards, non-compete payments, severance/termination payments, perquisites (unreasonable levels in context of total compensation or purpose of the incentive awards or payouts).

Vote AGAINST:

•Provisions that permit or give the Board sole discretion for repricing, replacement, buy back, exchange, or any other form of alternative options. (Note: cancellation of options would not be considered an exchange unless the cancelled options were re-granted or expressly returned to the plan reserve for reissuance.)

•Single Trigger Severance Provisions in new or materially amended plans, contracts, or payments that do not require an actual change in control in order to be triggered.

•Plans that allow named executive officers to have material input into setting their pay.

•Short-Term Incentive Plans where treatment of payout factors has been inconsistent (e.g., exclusion of losses but not gains).

•Company plans in international markets that provide for contract or notice periods or severance/termination payments that exceed market practices, e.g., relative to multiple of annual compensation.

•Compensation structures at externally-managed issuers (EMI) or externally-managed REITs (EMR) that lack adequate disclosure, based on the Proxy Advisory Firm's assessment.

Vote ABSTAIN:

•Legacy single trigger severance provisions in plans, contracts, or payments that do not require an actual change in control in order to be triggered, unless such provisions were previously opposed by a Fund.

Golden Parachutes

Vote to ABSTAIN on golden parachutes if it is determined that the Funds would not have an economic interest, such as the case in an all-cash transaction, regardless of payout terms, amounts, thresholds, etc.

However, if an economic interest exists, vote provisions; otherwise consider on a CASE-BY exist:

AGAINST due to single or modified-single trigger severance -CASE basis taking into account if any of the following factors

•Total NEO payout as a percentage of the total equity value.

•Aggregate of all single-triggered components (cash and equity) as a percentage of the total NEO payout.

•Excessive payout.

•Recent material amendments or new agreements that incorporate problematic features.

•CEO/NEO remains employed by merged/acquired company.

Equity-Based and Other Incentive Plans Including OBRA

Equity Compensation

Consider on a CASE-BY-CASE basis compensation and employee benefit plans, including those in connection with OBRA, or the issuance of shares in connection with such plans. Vote the plan or issuance based on factors and related vote treatment under the Executive Pay Evaluation section above or based on circumstances specific to such equity plans as follows:

Vote FOR the plan, if:

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•Board independence is the only concern.

•Amendment places a cap on annual grants.

•Amendment adopts or changes administrative features to comply with Section 162(m) of OBRA.

•Amendment adds performance-based goals to comply with Section 162(m) of OBRA.

•Cash or cash-and-stock bonus components are being approved for exemption from taxes under Section 162(m) of OBRA.

o Give primary consideration to management's assessment that such plan meets the requirements for exemption of performance-based compensation.

Vote AGAINST if the plan:

•Exceeds recommended costs (U.S. or Canada).

•Incorporates share allocation disclosure methods that prevent a cost or dilution assessment.

•Exceeds recommended burn rates and/or dilution limits, including cases in which dilution cannot be fully assessed (e.g., due to inadequate disclosure).

•Allows deep or near-term discounts (or the equivalent, such as dividend equivalents on unexercised options) to executives or directors.

•Provides for retirement benefits or equity incentive awards to outside directors if not in line with market practice.

•Allows financial assistance to executives, directors, subsidiaries, affiliates, or related parties that is not in line with market practice.

•Allows plan administrators to benefit from the plan as potential recipients.

•Allows for an overly liberal change in control definition. (This refers to plans that would reward recipients even if the event does not result in an actual change in control or results in a change in control but does not terminate the employment relationship.)

•Allows for post-employment vesting or exercise of options if deemed inappropriate.

•Allows plan administrators to make material amendments without shareholder approval.

•Allows procedure amendments that do not preserve shareholder approval rights.

Amendment Procedures for Equity Compensation Plans and Employee Stock Purchase Plans (ESPPs) (Toronto Stock Exchange Issuers)

Vote AGAINST if the amendment procedures do not preserve shareholder approval rights.

Stock Option Plans for Independent Internal Statutory Auditors (Japan)

Vote AGAINST.

Matching Share Plans

Vote AGAINST if the matching share plan does not meet recommended standards, considering holding period, discounts, dilution, participation, purchase price, or performance criteria.

Employee Stock Purchase Plans or Capital Issuance in Support Thereof

Voting decisions are generally based on the Proxy Advisory Firm's approach to evaluating such proposals.

Director Compensation

Non-Executive Director Compensation

Vote FOR cash-based proposals.

Consider on a CASE-BY-CASE basis equity-based proposals and patterns of excessive pay.

Bonus Payments (Japan)

Vote FOR if all payments are for directors or auditors who have served as executives of the company, and AGAINST if any payments are for outsiders.

Bonus Payments – Scandals

Vote AGAINST bonus proposals for a retiring director or continuing director or auditor when culpability can be attributed to the nominee.

Consider on a CASE-BY-CASE basis bundled bonus proposals for retiring directors or continuing directors or auditors when culpability cannot be attributed to all nominees.

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Severance Agreements

Vesting of Equity Awards upon Change in Control

Vote FOR management proposals seeking a specific treatment (e.g., double trigger or pro-rata) of equity that vests upon change in control, unless evidence exists of abuse in historical compensation practices.

Vote AGAINST shareholder proposals regarding the treatment of equity if:

•The change in control cash severance provisions are double-triggered; and

•The company has provided a reasonable rationale regarding the treatment of equity.

Executive Severance or Termination Arrangements, including those Related to Executive Recruitment or Retention

Vote FOR such compensation arrangements if:

•The primary concerns raised would not result in a negative vote, under these Guidelines, on a management say on pay proposal, or the relevant board or committee member(s);

•The company has provided adequate rationale and/or disclosure; or

•Support is recommended as a condition to a major transaction such as a merger.

Treatment of Cash Severance Provisions

Vote AGAINST new or materially amended plans, contracts, or payments that include single trigger change in control cash severance provisions or do not require an actual change in control in order to be triggered.

Vote FOR shareholder proposals seeking double triggers on change in control cash severance provisions.

Compensation-Related Shareholder Proposals

Executive and Director Compensation

Vote AGAINST shareholder proposals that seek to impose new compensation structures or policies; however, consider on a CASE-BY-CASE basis if evidence exists of abuse in historical compensation practices.

Holding Periods

Vote AGAINST shareholder proposals requiring mandatory periods for officers and directors to hold company stock.

Submit Severance and Termination Payments for Shareholder Ratification

Vote FOR shareholder proposals to submit executive severance agreements for shareholder ratification, if such proposals specify change in control events, supplemental executive retirement plans, or deferred executive compensation plans, or if ratification is required by the listing exchange.

3- Audit-Related

Auditor Ratification and/or Remuneration

Vote FOR management proposals except in such cases as indicated below.

Consider on a CASE-BY-CASE basis if:

•The Proxy Advisory Firm raises questions of disclosure or auditor independence; or

•Total fees for non-audit services exceed 50 percent of the total auditor fees (including audit-related fees, and tax compliance and preparation fees if applicable).

•There is evidence of excessive compensation relative to the size and nature of the company.

Vote AGAINST if the company has failed to disclose auditors' fees.

Vote FOR shareholder proposals asking the company to present its auditor annually for ratification.

Auditor Independence

Consider on a CASE-BY-CASE basis shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

Audit Firm Rotation

Vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

Indemnification of Auditors

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Vote AGAINST the indemnification of auditors.

Independent Statutory Auditors (Japan)

Vote AGAINST if the candidate is or was affiliated with the company, its main bank, or one of its top shareholders.

Vote AGAINST incumbent directors at companies implicated in scandals or exhibiting poor internal controls.

Vote FOR remuneration as long as the amount is not excessive (e.g., significant increases should be supported by adequate rationale and disclosure), there is no evidence of abuse, the recipient's overall compensation appears reasonable, and the board and/or responsible committee meet exchange or market standards for independence.

4- Shareholder Rights and Defenses

Advance Notice for Shareholder Proposals

Vote FOR management proposals related to advance notice period requirements, provided that the period requested is in accordance with applicable law and no material governance concerns have been identified in connection with the company.

Corporate Documents / Article and Bylaw Amendments or Related Director Actions Vote FOR if the change or policy is editorial in nature or if shareholder rights are protected.

Vote AGAINST if it seeks to impose a negative impact on shareholder rights or diminishes accountability to shareholders, including where the company failed to opt out of a law that affects shareholder rights (e.g., staggered board).

With respect to article amendments for Japanese companies:

•Vote FOR management proposals to amend a company's articles to expand its business lines in line with its current industry.

•Vote FOR management proposals to amend a company's articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

•If anti-takeover concerns exist, vote AGAINST management proposals, including bundled proposals, to amend a company's articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense.

•Follow the Proxy Advisory Firm's guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board's discretion, voting AGAINST proposals unless there is little to no likelihood of a creeping takeover or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders' interest.

Majority Voting Standard

Vote FOR proposals seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, provided they contain a plurality carve-out for contested elections, and provided such standard does not conflict with applicable law in the country in which the company is incorporated.

Vote FOR amendments to corporate documents or other actions promoting a majority standard.

Cumulative Voting

Vote FOR shareholder proposals to restore or permit cumulative voting.

Vote AGAINST management proposals to eliminate cumulative voting if the company:

•Is controlled;

•Maintains a classified board of directors; or

•Maintains a dual class voting structure.

Proposals may be supported irrespective of classified board status if a company plans to declassify its

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board or adopt a majority voting standard.

Confidential Voting

Vote FOR management proposals to adopt confidential voting.

Vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

•In the case of a contested election, management should be permitted to request that the dissident group honors its confidential voting policy.

•If the dissidents agree, the policy remains in place.

•If the dissidents do not agree, the confidential voting policy is waived.

Fair Price Provisions

Consider proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Poison Pills

Vote AGAINST management proposals in connection with poison pills or anti-takeover activities (e.g., disclosure requirements or issuances, transfers, or repurchases) that can be reasonably construed as an anti-takeover measure, based on the Proxy Advisory Firm's approach to evaluating such proposals.

DO NOT VOTE AGAINST director remuneration in connection with poison pill considerations.

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless:

•Shareholders have approved adoption of the plan;

•A policy has already been implemented by the company that should reasonably prevent abusive use of the pill; or

•The board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Consider on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

Proxy Access

Vote FOR proposals to allow shareholders to nominate directors and have those nominees listed in the company's proxy statement and on the company's proxy card, provided that the criteria meet the Funds' internal thresholds, provided such standard does not conflict with applicable law in the country in which the company is incorporated. However, consider on a CASE-BY-CASE basis shareholder and management proposals that appear on the same agenda.

Vote FOR management proposals also supported by the Proxy Advisory Firm.

Quorum Requirements

Consider on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

Exclusive Forum

Vote FOR management proposals to designate Delaware or New York as the exclusive forum for certain legal actions as defined by the company ("Exclusive Forum") if the company's state of incorporation is the same as its proposed Exclusive Forum, otherwise consider on a CASE-BY-CASE basis.

Reincorporation Proposals

Consider proposals to change a company's state of incorporation on a CASE-BY-CASE basis. Vote FOR management proposals not assessed as:

•A potential takeover defense; or

•A significant reduction of minority shareholder rights that outweigh the aggregate positive impact, but if so assessed, weighing management's rationale for the change.

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Vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported.

Vote AGAINST shareholder reincorporation proposals not also supported by the company.

Shareholder Advisory Committees

Consider on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

Right to Call Special Meetings

Consider management proposals to permit shareholders to call special meetings on a CASE-BY-CASE basis.

Vote FOR shareholder proposals that provide shareholders with the ability to call special meetings when any of the following applies:

•Company does not currently permit shareholders to do so;

•Existing ownership threshold is greater than 25 percent; or

•Sole concern relates to a net-long position requirement.

Written Consent

Vote AGAINST shareholder proposals seeking the right to act by written consent if the company:

•Permits shareholders to call special meetings;

•Does not impose supermajority vote requirements on business combinations/actions (e.g., a merger or acquisition) and on bylaw or charter amendments; and

•Has otherwise demonstrated its accountability to shareholders (e.g., the company has reasonably addressed majority-supported shareholder proposals).

Consider management proposals to eliminate the right to act by written consent on a CASE-BY-CASE basis, voting FOR if the above conditions are present.

Vote FOR shareholder proposals seeking the right to act by written consent if the above conditions are not present.

State Takeover Statutes

Consider on a CASE-BY-CASE basis proposals to opt-in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

Supermajority Shareholder Vote Requirement

Vote AGAINST proposals to require a supermajority shareholder vote and FOR proposals to lower supermajority shareholder vote requirements; except,

Consider on a CASE-BY-CASE basis if the company has shareholder(s) with significant ownership levels and the retention of existing supermajority requirements would protect minority shareholder interests.

Time-Phased Voting

Vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

5- Capital and Restructuring

Consider management proposals to make changes to the capital structure not otherwise addressed under these Guidelines on a CASE-BY-CASE basis, voting with the Proxy Advisory Firm's recommendation, unless a contrary recommendation from the relevant Investment Professional(s) is utilized.

Vote AGAINST proposals authorizing excessive discretion to a board.

Capital

Common Stock Authorization

Consider proposals to increase the number of shares of common stock authorized for issuance on a CASE- BY-CASE basis. The Proxy Advisory Firm's proprietary approach of determining appropriate thresholds

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Proxy Voting Procedures and Guidelines for the Voya Funds and Advisor

will be utilized in evaluating such proposals. In cases where the requests are above the allowable threshold, a company-specific qualitative review (e.g., considering rationale and prudent historical usage) will be utilized.

Vote FOR proposals within the Proxy Advisory Firm's allowable thresholds, or those in excess but meeting Proxy Advisory Firm's qualitative standards, to authorize capital increases, unless the company states that the stock may be used as a takeover defense.

Vote FOR proposals to authorize capital increases exceeding the Proxy Advisory Firm's thresholds when a company's shares are in danger of being delisted.

Notwithstanding the above, vote AGAINST:

•Proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines (e.g., merger or acquisition proposals).

Dual Class Capital Structures

Vote AGAINST:

•Proposals to create or perpetuate dual class capital structures with unequal voting rights (e.g., exchange offers, conversions, and recapitalizations) unless supported by the Proxy Advisory Firm (e.g., utilize a one share, one vote standard, contains a sunset provision of five years or fewer, to avert bankruptcy or generate non-dilutive financing, or not designed to increase the voting power of an insider or significant shareholder).

•Proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures.

Vote FOR proposals to eliminate dual class capital structures.

General Share Issuances / Increases in Authorized Capital

Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company's rationale.

Voting decisions to determine support for requests for general issuances (with or without preemptive rights), authorized capital increases, convertible bonds issuances, warrants issuances, or related requests to repurchase and reissue shares, will be based on the Proxy Advisory Firm's assessment.

Preemptive Rights

Consider on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Adjustments to Par Value of Common Stock

Vote FOR management proposals to reduce the par value of common stock, unless doing so raises other concerns not otherwise supported under these Guidelines.

Preferred Stock

Utilize the Proxy Advisory Firm's approach for evaluating issuances or authorizations of preferred stock, taking into account the Proxy Advisory Firm's support of special circumstances, such as mergers or acquisitions, as well as the following criteria:

Consider on a CASE-BY-CASE basis proposals to increase the number of shares of blank check preferred shares or preferred stock authorized for issuance. This approach incorporates both qualitative and quantitative measures, including a review of:

•Past performance (e.g., board governance, shareholder returns, and historical share usage); and

•The current request (e.g., rationale, whether shares are blank check and declawed, and dilutive impact as determined through the Proxy Advisory Firm's model for assessing appropriate thresholds).

Vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly

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Proxy Voting Procedures and Guidelines for the Voya Funds and Advisor

states that the stock will not be used as a takeover defense or not utilize a disparate voting rights structure.

Vote AGAINST where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense.

Vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Preferred Stock (International)

Voting decisions should generally be based on the Proxy Advisory Firm's approach, including:

•Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

•Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Proxy Advisory Firm's guidelines on equity issuance requests.

•Vote AGAINST the creation of:

(1)A new class of preference shares that would carry superior voting rights to the common shares, or

(2)Blank check preferred stock, unless the board states that the authorization will not be used to thwart a takeover bid.

Shareholder Proposals Regarding Blank Check Preferred Stock

Vote FOR shareholder proposals requesting to have shareholder ratification of blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business.

Share Repurchase Programs

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, but vote AGAINST plans with terms favoring selected parties.

Vote FOR management proposals to cancel repurchased shares.

Vote AGAINST proposals for share repurchase methods lacking adequate risk mitigation or exceeding appropriate volume or duration parameters for the market.

Consider shareholder proposals seeking share repurchase programs on a CASE-BY-CASE basis, giving primary consideration to input from the relevant Investment Professional(s).

Stock Distributions: Splits and Dividends

Vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Proxy Advisory Firm's allowable thresholds.

Reverse Stock Splits

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split, taking into account management's rationale and/or disclosure if the split constitutes a capital increase effectively exceeding the Proxy Advisory Firm's allowable threshold due to the lack of a proportionate reduction in the number of shares authorized.

Allocation of Income and Dividends

With respect to Japanese and South Korean companies, consider management proposals concerning allocation of income and the distribution of dividends, including adjustments to reserves to make capital available for such purposes, on a CASE-BY-CASE basis, voting with the Proxy Advisory Firm's recommendations to oppose such proposals when:

•The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•The payout is excessive given the company's financial position.

Vote FOR such management proposals by companies in other markets.

Vote AGAINST proposals where companies are seeking to establish or maintain disparate dividend distributions between stockholders of the same share class (e.g., long-term stockholders receiving a higher dividend ratio ("Loyalty Dividends")).

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In any market, in the event multiple proposals regarding dividends are on the same agenda, consider on a CASE-BY-CASE basis.

Stock (Scrip) Dividend Alternatives

Vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Tracking Stock

Consider the creation of tracking stock on a CASE-BY-CASE basis, giving primary consideration to the input from the relevant Investment Professional(s).

Capitalization of Reserves

Vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares, unless concerns not otherwise supported under these Guidelines are raised by the Proxy Advisory Firm.

Debt Instruments and Issuance Requests (International)

Vote AGAINST proposals authorizing excessive discretion to a board to issue or set terms for debt instruments (e.g., commercial paper).

Vote FOR debt issuances for companies when the gearing level (current debt-to-equity ratio) is not excessive as defined by the Proxy Advisory Firm's thresholds.

Vote AGAINST proposals where the issuance of debt will result in an excessive gearing level as defined by the Proxy Advisory Firm's thresholds, or for which inadequate disclosure precludes calculation of the gearing level, unless the Proxy Advisory Firm's approach to evaluating such requests results in support of the proposal.

Acceptance of Deposits (India)

Voting decisions generally are based on the Proxy Advisory Firm's approach to evaluating such proposals.

Debt Restructurings

Consider on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

Financing Plans

Vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

Investment of Company Reserves (International)

Consider proposals on a CASE-BY-CASE basis.

Restructuring

Mergers and Acquisitions, Special Purpose Acquisition Corporations (SPACs) and Corporate

Restructurings

Vote FOR a proposal not typically supported under these Guidelines if a key proposal, such as a merger transaction, is contingent upon its support and a vote FOR is recommended by the Proxy Advisory Firm or relevant Investment Professional(s).

Votes will be reviewed on a CASE-BY-CASE basis with voting decisions based on the Proxy Advisory Firm's approach to evaluating such proposals if no input is provided by the relevant Investment Professional(s).

Waiver on Tender-Bid Requirement

Consider proposals on a CASE-BY-CASE basis if seeking a waiver for a major shareholder or concert party from the requirement to make a buyout offer to minority shareholders, voting FOR when little concern of a creeping takeover exists and the company has provided a reasonable rationale for the request.

Related Party Transactions

Vote FOR approval of such transactions, unless the agreement requests a strategic move outside the company's charter, contains unfavorable or high-risk terms (e.g., deposits without security interest or guaranty), or is deemed likely to have a negative impact on director or related party independence.

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Proxy Voting Procedures and Guidelines for the Voya Funds and Advisor

6- Environmental, Social, and Governance Issues

Environmental and Social Proposals

Boards of directors and company management are responsible for guiding the corporation in connection with matters that are most often the subject of shareholder proposals on environmental and social issues. Such matters may include:

•Ensuring that the companies they oversee comply with applicable legal, regulatory, and ethical standards;

•Managing risk effectively; and

•Assessing and addressing matters that may have a financial impact on shareholder value.

Vote AGAINST shareholder proposals seeking to:

•Dictate corporate conduct;

•Impose excessive costs or restrictions; or

•Duplicate policies already substantially in place.

Shareholder proposals will be considered CASE-BY-CASE if it appears that the

•Information requested would be helpful to shareholders, and is not duplicative to existing disclosed policies or practices;

•Company has been subject to significant controversies, litigation, fines, or has suffered punitive damages, penalties, or reputational risk in connection with the relevant issue; or

•Issue is material to the company.

Vote FOR shareholder proposals if it appears that:

•Stewardship has fallen short or disclosure practices / policy development lags that of its peers.

Approval of Donations

Vote FOR proposals if they are for single- or multi-year authorities and prior disclosure of amounts is provided. Otherwise, vote AGAINST such proposals.

7- Routine/Miscellaneous

Routine Management Proposals

Consider proposals on a CASE-BY-CASE basis when the Proxy Advisory Firm recommends voting

AGAINST.

Authority to Call Shareholder Meetings on Less than 21 Days' Notice

For companies in the United Kingdom, consider on a CASE-BY-CASE basis, factoring in whether the company has provided clear disclosure of its compliance with any hurdle conditions for the authority imposed by applicable law and has historically limited its use of such authority to time-sensitive matters.

Approval of Financial Statements and Director and Auditor Reports

Vote AGAINST if there are concerns regarding inadequate disclosure, remuneration arrangements (including severance/termination payments exceeding local standards for multiples of annual compensation), or consulting agreements with non-executive directors.

Consider on a CASE-BY-CASE basis if there are other concerns regarding severance/termination payments.

Vote AGAINST if there is concern about the company's financial accounts and reporting, including related party transactions.

Vote AGAINST board-issued reports receiving a negative recommendation from the Proxy Advisory Firm due to concerns regarding independence of the board or the presence of non-independent directors on the audit committee.

Vote FOR if the only reason for a negative recommendation by the Proxy Advisory Firm is to express disapproval of broader practices of the company or its board.

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Proxy Voting Procedures and Guidelines for the Voya Funds and Advisor

Other Business

Vote AGAINST proposals for Other Business.

Adjournment

•Vote FOR when presented with a primary proposal such as a merger or corporate restructuring that is also supported.

•Vote AGAINST when not presented with a primary proposal, such as a merger, and a proposal on the ballot is being opposed.

•Consider other circumstances on a CASE-BY-CASE basis.

Changing Corporate Name

Vote FOR management proposals requesting a change in corporate name.

Multiple Proposals

Multiple proposals of a similar nature presented as options to the course of action favored by management may all be voted FOR, provided that:

•Support for a single proposal is not operationally required;

•No one proposal is deemed superior in the interest of the Fund(s); and

•Each proposal would otherwise be supported under these Guidelines.

Vote AGAINST any proposals that would otherwise be opposed under these Guidelines.

Bundled Proposals

Vote FOR if all of the bundled items are supported by these Guidelines.

Consider on a CASE-BY-CASE basis if one or more items are not supported by these Guidelines and/or the Proxy Advisory Firm deems the negative impact, on balance, to outweigh any positive impact.

Moot Proposals

This instruction is in regard to items for which support has become moot (e.g., a director for whom support has become moot since the time the individual was nominated (e.g., due to death, disqualification, or determination not to accept appointment)); WITHHOLD support if recommended by the Proxy Advisory Firm.

8- Mutual Fund Proxies

Approving New Classes or Series of Shares

Vote FOR the establishment of new classes or series of shares.

Hire and Terminate Sub-Advisors

Vote FOR management proposals that authorize the board to hire and terminate sub-advisors.

Master-Feeder Structure

Vote FOR the establishment of a master-feeder structure.

Establish Director Ownership Requirement

Vote AGAINST shareholder proposals for the establishment of a director ownership requirement. All other matters should be examined on a CASE-BY-CASE basis.

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Proxy Voting Procedures and Guidelines for the Voya Funds and Advisor

Exhibit 1 – Voting Members of the Proxy Group

Name	Title or Affiliation
Kevin M. Gleason	Senior Vice President and Chief Compliance
Officer of the Voya Family of Funds
Jason Kadavy	Vice President, Reporting, Fund Accounting, Voya
Investments, LLC
Todd Modic	Senior Vice President, Voya Funds Services, LLC
and Voya Investments, LLC; and Chief Financial
Officer of the Voya Family of Funds
Maria Anderson	Vice President, Fund Compliance, Voya Funds
Services, LLC
Sara Donaldson	Proxy Coordinator for the Voya Family of Funds
and Vice President, Investment Stewardship, Voya
Funds Services, LLC
Harley Eisner	Vice President, Financial Analysis, Voya Funds
Services, LLC
Andrew Schlueter	Vice President, Mutual Funds Operations, Voya
Funds Services LLC
Joanne Osberg, Esq.	Vice President and Senior Counsel, Voya Funds
Services, LLC
Jonathan Nash*	Senior Vice President Risk Management, Voya
Investments, LLC

Effective as of August 21, 2020

*Non-voting member

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Revision Date: September 11, 2020

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735

To vote by Internet

1)Read the Proxy Statement and have the proxy card below at hand.

2)Go to website www.proxyvote.com

3)Follow the instructions provided on the website.

To vote by Telephone

1)Read the Proxy Statement and have the proxy card below at hand.

2)Call 1-800-690-6903

3)Follow the instructions.

To vote by Mail

1)Read the Proxy Statement.

2)Check the appropriate boxes on the proxy card below.

3)Sign and date the proxy card.

4)Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

D64343-TBD	KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

THE PMP BOARD RECOMMENDS THAT YOU CAST YOUR VOTE IN FAVOR OF EACH PROPOSAL AS DESCRIBED IN THE ACCOMPANYING PROXY		For	Against	Abstain
STATEMENT/PROSPECTUS.
1.	To approve the Agreement and Plan of Reorganization (the "Agreement") by and among each of Voya Equity Trust, on behalf of Voya Small Cap Growth	!	!	!
Fund, Professionally Managed Portfolios, on behalf of the TCM Small Cap Growth Fund, Voya Investments, LLC and Tygh Capital Management, Inc,
providing for the reorganization of the TCM Small Cap Growth Fund with and into Voya Small Cap Growth Fund; and
2.	To approve an interim investment advisory agreement between Voya Investment Management, LLC ("Voya IM") and Professionally Managed Portfolios,	!	!	!
on behalf of the TCM Small Cap Growth Fund (the "Advisory Agreement").

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:

The Proxy Statement/Prospectus and Notice of Special Meeting are available at www.proxyvote.com.

D64344-TBD

TCM SMALL CAP GROWTH FUND

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned shareholder of TCM SMALL CAP GROWTH FUND (the "Fund") hereby appoints Jason F. Hadler, Craig A. Benton, Carl G. Gee, and Donna M. Barrette, and each of them, the proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of the fund standing in the name of the undersigned at a Special Meeting of Shareholders of the Fund to be held at 11:30 AM Central Time on March 15, 2022, via conference call (the "Meeting"), and at any and all adjournments thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposals, as more fully described in the Proxy Statement for the Meeting. The execution of this proxy is not intended to, and does not, revoke any prior proxies or powers of attorney other than the revocation, in accordance with the laws of the State of Massachusetts and applicable federal securities laws, of any proxy previously granted specifically in connection with the voting of the shares subject hereto.

Due to the public health impact of the coronavirus pandemic (COVID-19), and to support the health and well-being of Fund shareholders, the Special Meeting will be held solely as a telephone conference call. Shareholders will not be able to attend the Special Meeting in person or vote at the Special Meeting.

IF YOU ARE A SHAREHOLDER AS OF THE RECORD DATE AND WOULD LIKE TO ATTEND THE SPECIAL MEETING VIA CONFERENCE CALL, you must register to receive the conference call's dial-in number before 5:00 p.m. (Central time) on March 14, 2022 by contacting the Fund's proxy services provider, Broadridge, at 833-501-4835. Shareholders should be prepared to provide their name, address, and control number in order for Broadridge to verify their status as shareholders. The control number is found on your proxy card. Once verified, shareholders will receive instructions for joining the telephonic Special Meeting. All shareholders are encouraged to submit their proxy voting instructions prior to the Special Meeting.

PLEASE SIGN AND DATE ON THE REVERSE SIDE

VOYA EQUITY TRUST

("Registrant")

PART C.

OTHER INFORMATION

Item 15. Indemnification

Section 4.3 of Registrant's Declaration of Trust provides the following:

(a)Subject to the exceptions and limitations contained in paragraph (b) below:

(i)every person who is, or has been, a Trustee or Officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or Officer and against amounts paid or incurred by him in the settlement thereof; and

(ii)the word "claim", "action", "suit" or "proceeding" shall apply to all claims, actions or suits or proceedings (civil, criminal, administrative or other including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)No indemnification shall be provided hereunder to a Trustee or Officer:

(i)against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought or that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii)with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in reasonable belief that his action was in the best interest of his Trust; or

(iii)in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(A)by the court or other body approving the settlement or other disposition; or

(B)based upon the review of readily available facts (as opposed to full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c)The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(d)Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i)such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

(ii)a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested

Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

Item 16. Exhibits

1.a. Amended and Restated Declaration of Trust for Voya Equity Trust dated February 25, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N- 1A filed on September 30, 2003 and incorporated herein by reference.

b.Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated April 21, 2003 (ING Principal Protection Fund VIII) – Filed as an Exhibit to Post-

Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

c.Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective June 2, 2003 (redesignation of ING Research Enhanced Index Fund to ING Disciplined LargeCap Fund) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

d.Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated November 1, 2003 (ING Principal Protection Fund IX) – Filed as an Exhibit to Post-

Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

e.Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated January 20, 2004 (ING Principal Protection Fund X) – Filed as an Exhibit to Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A filed on April 5, 2004 and incorporated herein by reference.

f.Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective November 11, 2003 (ING LargeCap Value Fund) – Filed as an Exhibit to Post-

Effective Amendment No. 49 to the Registrant's Registration Statement on Form N-1A filed on January 27, 2004 and incorporated herein by reference.

g.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective November 11, 2003 (abolish Class Q shares from ING Principal Protection Fund VIII and ING Disciplined LargeCap Fund) – Filed as an Exhibit to Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A filed on April 5, 2004 and incorporated herein by reference.

h.Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated February 25, 2004 (ING Principal Protection Fund XI) – Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A filed on May 7, 2004 and incorporated herein by reference.

i.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective June 15, 2004 (Class O shares for ING Financial Services Fund and ING Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A filed on June 14, 2004 and incorporated herein by reference.

j.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective August 25, 2003 (abolish Class Q shares from ING Principal Protection Fund VII) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

k.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective September 2, 2003 (abolish Class Q shares from ING Principal Protection Fund V) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's

Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

l.Abolition of Series of Shares of Beneficial Interest dated October 16, 2003 (ING Large Company Value Fund) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

Abolition of Series of Shares of Beneficial Interest dated April 17, 2004 (ING Growth Opportunities

m.Fund) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration

Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

n.Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated September 2, 2004 (ING Principal Protection Fund XII) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

o.Plan of Liquidation and Dissolution of Series for ING Tax Efficient Equity Fund, effective September 3, 2004 – Filed as an exhibit to Post-Effective Amendment No. 61 to the Registrant's Registration

Statement on Form N-1A filed on November 12, 2004 and incorporated herein by reference.

p.Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective January 31, 2005 (ING MidCap Value Choice Fund and ING SmallCap Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's

Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

q.Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated January 17, 2005 (ING Principal Protection Fund XIII) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

r.Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated February 1, 2005 (ING Principal Protection Fund XIV) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

s.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective April 29, 2005 (Class I shares of ING MidCap Value Choice Fund and ING SmallCap Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A filed on April 28, 2005 and incorporated herein by reference.

t.Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective December 12, 2005 (ING Fundamental Research Fund and ING Opportunistic LargeCap Fund) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant's

Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

u.Abolition of Series of Shares of Beneficial Interest (ING Equity and Bond Fund) dated March 30, 2006

– Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

v.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective June 6, 2006 (abolish Class Q shares from ING Principal Protection Fund II, III and VI) – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

w.Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective October 12, 2006 (redesignation of ING Principal Protection Fund to ING Index Plus LargeCap Equity Fund) – Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form

N-1A filed on October 10, 2006 and incorporated herein by reference.

x.Abolition of Series of Shares of Beneficial Interest dated October 24, 2006 (ING Convertible Fund) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant's Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

y.Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective December 15, 2006 (redesignation of ING MidCap Value Choice Fund to ING Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant's Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

z.Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective February 1, 2007 (redesignation of ING Principal Protection Fund II to ING Index Plus LargeCap Equity Fund II) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant's Registration Statement on

Form N-1A filed on July 26, 2007 and incorporated herein by reference.

aa.Abolition of Series of Shares of Beneficial Interest dated March 12, 2007 (ING Disciplined LargeCap Fund) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant's Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

bb.Abolition of Series of Shares of Beneficial Interest dated May 30, 2007 (ING MidCap Value Fund and ING SmallCap Value Fund) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant's Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

cc.Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective June 6, 2007 (redesignation of ING Principal Protection Fund III to ING Index Plus LargeCap Equity Fund III) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant's Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

dd.Abolition of Series of Shares of Beneficial Interest dated October 19, 2004 (ING Tax Efficient Equity Fund) – Filed as an exhibit to Post-Effective Amendment No. 82 to the Registrant's Registration Statement on Form N-1A filed on September 27, 2007 and incorporated herein by reference.

ee.Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective October 9, 2007 (redesignation of ING Principal Protection Fund IV to ING Index Plus LargeCap Equity Fund IV) – Filed as an exhibit to Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A filed on October 4, 2007 and incorporated herein by reference.

ff.Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective November 19, 2007 (ING Equity Dividend Fund) – Filed as an Exhibit to Post- Effective Amendment No. 86 to the Registrant's Registration Statement on Form N-1A filed on December 3, 2007 and incorporated herein by reference.

gg.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective November 19, 2007 (Class W shares for ING LargeCap Value Fund, ING Opportunistic LargeCap Fund, ING Real Estate Fund, ING SmallCap Opportunities Fund, ING SmallCap Value Choice Fund, and ING Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant's Registration Statement on Form N-1A filed on December 14, 2007 and incorporated herein by reference.

hh.Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective January 23, 2008 (redesignation of ING Principal Protection Fund V to ING Index Plus LargeCap Equity Fund V) – Filed as an Exhibit to Post-Effective Amendment No. 88 to the Registrant's Registration Statement on

Form N-1A filed on January 22, 2008 and incorporated herein by reference.

ii.Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective April 23, 2008 (redesignation of ING Principal Protection Fund VI to ING Index Plus LargeCap Equity Fund VI) – Filed as an Exhibit to Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form

N-1A filed on April 23, 2008 and incorporated herein by reference.

jj.Amendment Establishment and Designation of Series and Classes of Beneficial Interest, Par Value

$0.01 Per Share, effective May 30, 2008 (Class O shares for ING MidCap Opportunities Fund and ING Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant's

Registration Statement on Form N-1A filed on June 4, 2008 and incorporated herein by reference.

kk.Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective June 27, 2008 (redesignation of ING Principal Protection Fund VII to ING Index Plus LargeCap Equity Fund VII) – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant's Registration Statement on Form

N-1A filed on June 23, 2008 and incorporated herein by reference.

ll.Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective December 23, 2008 (redesignation of ING Principal Protection Fund VIII to ING Index Plus LargeCap Equity Fund VIII)

– Filed as an Exhibit to Post-Effective Amendment No. 97 to the Registrant's Registration Statement

on Form N-1A filed on December 18, 2008 and incorporated herein by reference.

mm.Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective April 22, 2009 (redesignation of ING Principal Protection Fund IX to ING Index Plus LargeCap Equity Fund IX) – Filed as an Exhibit to Post-Effective Amendment No. 99 to the Registrant's Registration Statement on Form

N-1A filed on April 15, 2009 and incorporated herein by reference.

nn.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective June 1, 2009 (Class W shares for ING Equity Dividend Fund and ING MidCap Opportunities Fund) - Filed as an Exhibit to Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A filed on May 29, 2009 and incorporated herein by reference.

oo.Plan of Liquidation and Dissolution of Series for ING Index Plus LargeCap Equity Fund VIII, effective July 13, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 103 to the Registrant's

Registration Statement on Form N-1A filed on August 14, 2009 and incorporated herein by reference.

pp.Plan of Liquidation and Dissolution of Series for ING Index Plus LargeCap Equity Fund IX, effective July 13, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 103 to the Registrant's Registration

Statement on Form N-1A filed on August 14, 2009 and incorporated herein by reference.

qq.Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective August 17, 2009 (redesignation of ING Principal Protection Fund X to ING Index Plus LargeCap Equity Fund X) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant's Registration Statement on

Form N-1A filed on September 24, 2010 and incorporated herein by reference.

rr.Abolition of Series of Shares of Beneficial Interest dated September 14, 2009 (ING Index Plus LargeCap Equity Fund VIII and ING Index Plus LargeCap Equity Fund IX) – Filed as an Exhibit to Post-

Effective Amendment No. 106 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

ss.Amended Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective September 30, 2009 (Class W shares for ING Growth Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant's

Registration Statement on Form N-1A filed on September 25, 2009 and incorporated herein by reference.

tt.Certificate of Amendment of Declaration of Trust, effective November 20, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

uu.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective December 7, 2009 (abolish Class Q shares from ING Growth Opportunities Fund, ING MidCap Opportunities Fund, ING Real Estate Fund, and ING SmallCap Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant's

Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

vv.Abolition of Series of shares of Beneficial Interest dated February 8, 2010 (ING SmallCap Value Multi- Manager Fund) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant's

Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

ww.Abolition of Series of Shares of Beneficial Interest dated March 25, 2010 (ING Principal Protection Fund XIII and ING Principal Protection Fund XIV) – Filed as an Exhibit to Post-Effective Amendment No.

106 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

xx.Plan of Liquidation and Dissolution of Series for ING Index Plus LargeCap Equity Fund X, effective September 14, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant's

Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

yy.Plan of Liquidation and Dissolution of Series for ING Principal Protection Fund XI, effective September 14, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant's Registration

Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

zz.Plan of Liquidation and Dissolution of Series for ING Principal Protection Fund XII, effective December 1, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant's Registration

Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

aaa.Plan of Recapitalization of Class Q shares as Class W shares for ING Growth Opportunities Fund, ING MidCap Opportunities Fund, ING Real Estate Fund, and ING SmallCap Opportunities Fund, effective September 10, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

bbbAbolition of Series of Shares of Beneficial Interest dated June 28, 2010 (ING Index Plus LargeCap Equity Fund X and ING Principal Protection Fund XI) – Filed as an Exhibit to Post-Effective Amendment

No. 106 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

ccc.Abolition of Series of Shares of Beneficial Interest dated August 23, 2010 (ING Opportunistic LargeCap Fund) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant's

Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

ddd.Abolition of Series of Shares of Beneficial Interest dated January 2, 2011 (ING Index Plus LargeCap Equity Fund X and ING Principal Protection Fund XI) – Filed as an Exhibit to Post-Effective Amendment

No. 109 to the Registrant's Registration Statement on Form N-1A filed on August 4, 2011 and incorporated herein by reference.

eee.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective July 1, 2011 (Class R shares for ING Equity Divided Fund, ING MidCap Opportunities Fund, ING Real Estate Fund, and ING Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant's Registration Statement on Form N-1A filed on August 4, 2011 and incorporated herein by reference.

fff.Amended Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective July 1, 2011 (Class R shares of ING Growth Opportunities Fund and ING SmallCap Opportunities Fund) – Filed as an Exhibit to Post-Effective

Amendment No. 109 to the Registrant's Registration Statement on Form N-1A filed on August 4, 2011 and incorporated herein by reference.

ggg.Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective July 15, 2011 (Class I shares for ING Mid Cap Value Fund) – Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant's Registration Statement on Form N-1A filed on September 27, 2011 and incorporated herein by reference.

hhh.Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective May 18, 2012 (ING Equity Dividend Fund to ING Large Cap Value Fund) – Filed as an Exhibit to Post-Effective

Amendment No. 113 to the Registrant's Registration Statement on Form N-1A filed on July 27, 2012 and incorporated herein by reference.

iii.Amended Establishment and Designation of Series and Classes of Beneficial Interest, Par Value $0.01 Per Share, effective January 9, 2013 (Class O shares for ING Large Cap Value Fund) – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Registrant's Registration Statement on Form N-1A filed on January 25, 2013 and incorporated herein by reference.

jjj.Amended Certificate of Establishment and Designation of Series and Classes of Beneficial Interest, Par Value $0.01 Per Share, effective May 22, 2013 (Class R6 shares of ING SmallCap Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 126 to the Registrant's Registration

Statement on Form N-1A filed on May 31, 2013 and incorporated herein by reference.

kkk.Amended Establishment and Designation of Series and Classes of Beneficial Interest, Par Value $0.01 Per Share, effective May 22, 2013 (Class R6 shares of ING Large Cap Value Fund and ING MidCap Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 126 to the Registrant's

Registration Statement on Form N-1A filed on May 31, 2013 and incorporated herein by reference.

lll.Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective December 17, 2007 (Redesignation of ING SmallCap Value Choice Fund to ING SmallCap Value Multi-Manager Fund)

– Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant's Registration Statement

on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

mmm.Abolition of Series of Shares of Beneficial Interest dated September 29, 2008 (ING LargeCap Value Fund) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant's Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

nnn.Abolition of Series of Shares of Beneficial Interest dated November 10, 2008 (ING Index Plus LargeCap Equity Funds I-VII) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant's Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

ooo.Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective January 26, 2009 (Redesignation of ING LargeCap Growth Fund to ING Growth Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant's Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

pppAbolition of Series of Shares of Beneficial Interest dated February 9, 2009 (ING Financial Services Fund and ING Fundamental Research Fund) – Filed as an Exhibit to Post-Effective Amendment No.

129 to the Registrant's Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

qqq.Abolition of Series of Shares of Beneficial Interest dated January 3, 2011 (ING Principal Protection Fund XII) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant's Registration

Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

rrr.Abolition of Series of Shares of Beneficial Interest dated July 15, 2013 (ING Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant's Registration Statement on

Form N-1A filed on September 25, 2013 and incorporated herein by reference.

sss.Certificate of Amendment of Amended and Restated Declaration of Trust and Redesignation of Series, effective May 1, 2014 (Redesignation of the Trust to Voya Equity Trust of ING Growth Opportunities Fund to Voya Growth Opportunities Fund, of ING Large Cap Value Fund to Voya Large Cap Value Fund, of ING MidCap Opportunities Fund to Voya MidCap Opportunities Fund, of ING Mid Cap Value Fund to Voya Multi-Manager Mid Cap Value Fund, of ING Real Estate Fund to Voya Real Estate Fund, and of ING SmallCap Opportunities Fund to Voya SmallCap Opportunities Fund) – Filed as an Exhibit to Post-

Effective Amendment No. 131 to the Registrant's Registration Statement on Form N-1A filed on May 29, 2014 and incorporated herein by reference.

ttt.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective June 11, 2014 (Class R6 shares for Voya Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 133 to the Registrant's Registration Statement on

Form N-1A filed on June 27, 2014 and incorporated herein by reference.

uuu.Amended Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective April 24, 2015 (Class R6 shares for Voya Growth Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant's

Registration Statement on Form N-1A filed on May 22, 2015 and incorporated herein by reference.

vvv.Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective October 23, 2015 (Redesignation of Voya Growth Opportunities Fund to Voya Large-Cap Growth Fund) – Filed as an Exhibit to Post-Effective Amendment No. 144 to the Registrant's Registration Statement on Form

N-1A filed on September 27, 2016 and incorporated herein by reference.

www.Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective November 22, 2016 (Class A, Class I, and Class R6 shares of Voya SMID Cap Growth Fund) – Filed as an Exhibit to Post-Effective Amendment No. 146 to the Registrant's

Registration Statement on Form N-1A filed on December 2, 2016 and incorporated herein by reference.

xxx.Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective November 22, 2016 (Class A and Class I shares of Voya U.S. High Dividend Low Volatility Fund) – Filed as an Exhibit to Post-Effective Amendment No. 146 to the Registrant's

Registration Statement on Form N-1A filed on December 2, 2016 and incorporated herein by reference.

yyy.Amended Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective March 1, 2017 (abolish Class T shares from Voya SmallCap Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 159 to the Registrant's Registration Statement on Form N-1A filed on September 26, 2018 and incorporated herein by reference.

zzz.Amended Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective March 3, 2017 (Class T shares of Voya Large-Cap Growth Fund and Voya SmallCap Opportunities Fund) – Filed as an Exhibit to Post-Effective

Amendment No. 149 to the Registrant's Registration Statement on Form N-1A filed on May 25, 2017 and incorporated herein by reference.

aaaa.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective March 3, 2017 (Class T shares of Voya Large Cap Value Fund, Voya MidCap Opportunities Fund, Voya Real Estate Fund, Voya SMID Cap Growth Fund, and Voya U.S. High Dividend Low Volatility Fund) – Filed as an Exhibit to Post-Effective Amendment No. 149 to the Registrant's Registration Statement on Form N-1A filed on May 25, 2017 and incorporated herein by reference.

bbbb.Amended Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective May 8, 2017 (abolish Class B shares from Voya Large- Cap Growth Fund and Voya SmallCap Opportunities Fund) – Filed as an Exhibit to Post-Effective

Amendment No. 154 to the Registrant's Registration Statement on Form N-1A filed on November 15, 2017 and incorporated herein by reference.

cccc.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective May 8, 2017 (abolish Class B shares from Voya Large Cap Value Fund, Voya MidCap Opportunities Fund, and Voya Real Estate Fund) – Filed as an Exhibit to Post-

Effective Amendment No. 154 to the Registrant's Registration Statement on Form N-1A filed on November 15, 2017 and incorporated herein by reference.

dddd.Amended Establishment and Designation and Amended Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share effective January 12, 2018 (establishing Class P3 shares for Voya Large-Cap Growth Fund, Voya Large Cap Value Fund, Voya MidCap Opportunities Fund, Voya Multi-Manager Mid Cap Value Fund, Voya Real Estate Fund, Voya SmallCap Opportunities Fund, and Voya SMID Cap Growth Fund) – Filed as an Exhibit to Post-

Effective Amendment No. 156 to the Registrant's Registration Statement on Form N-1A filed on February 7, 2018 and incorporated herein by reference.

eeee.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective September 18, 2018 (establishing Class P3 shares for Voya U.S. High Dividend Low Volatility Fund) – Filed as an Exhibit to Post-Effective Amendment No. 159 to the Registrant's Registration Statement on Form N-1A filed on September 26, 2018 and incorporated herein by reference.

ffff.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective January 28, 2019 (establishing Class P shares for Voya Multi- Manager Mid Cap Value Fund) – Filed as an Exhibit to Post-Effective Amendment No. 162 to the Registrant's Registration Statement on Form N-1A filed on February 26, 2019 and incorporated herein by reference.

gggg.Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective June 3, 2019 (Voya Corporate Leaders 100 Fund II, Voya Global Multi-Asset Fund II, Voya Mid Cap Research Enhanced Index Fund II, and Voya Small Company Fund II) – Filed as an Exhibit to Post-Effective Amendment No. 166 to the Registrant's Registration Statement on Form N-1A filed on September 27, 2019 and incorporated herein by reference.

hhhh.Certificate of Amendment of Amended and Restated Declaration of Trust, effective September 12, 2019 (rewording section 2.11 of the Amended and Restated Declaration of Trust) – Filed as an Exhibit to Post-Effective Amendment No. 171 to the Registrant's Registration Statement on Form N-1A filed on September 28, 2020 and incorporated herein by reference.

iiii.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective September 23, 2019 (establishing Class R6 shares for Voya U.S. High Dividend Low Volatility Fund) – Filed as an Exhibit to Post-Effective Amendment No. 166 to the Registrant's Registration Statement on Form N-1A filed on September 27, 2019 and incorporated herein by reference.

jjjj.Certificate of Amendment of Amended and Restated Declaration of Trust and Redesignation of Series, effective November 8, 2019 (Redesignation of Voya Corporate Leaders® 100 Fund II to Voya Corporate Leaders® 100 Fund, of Voya Global Multi-Asset Fund II to Voya Global Multi-Asset Fund, of Voya Mid Cap Research Enhanced Index Fund II to Voya Mid Cap Research Enhanced Index Fund, and of Voya Small Company Fund II to Voya Small Company Fund) – Filed as an Exhibit to Post-Effective

Amendment No. 171 to the Registrant's Registration Statement on Form N-1A filed on September 28, 2020 and incorporated herein by reference.

kkkk.Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective November 25, 2019 (abolish Class O shares from Voya Corporate Leaders® 100 Fund, Voya Global Multi-Asset Fund, Voya Large Cap Value Fund, Voya Mid Cap Research Enhanced Index Fund, Voya MidCap Opportunities Fund, Voya Real Estate Fund, and Voya Small Company Fund) – Filed as an Exhibit to Post-Effective Amendment No. 171 to the Registrant's

Registration Statement on Form N-1A filed on September 28, 2020 and incorporated herein by reference.

llll.Plan of Liquidation and Dissolution of Series for Voya SMID Cap Growth Fund, effective January 29, 2020 – Filed as an Exhibit to Post-Effective Amendment No. 171 to the Registrant's Registration

Statement on Form N-1A filed on September 28, 2020 and incorporated herein by reference.

mmmm.Abolition of Series of Shares of Beneficial Interest dated March 27, 2020 (Voya Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 171 to the Registrant's Registration Statement on

Form N-1A filed on September 28, 2020 and incorporated herein by reference.

nnnn.Abolition of Series of Shares of Beneficial Interest dated July 28, 2021 (Voya SMID Cap Growth Fund)

– Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

2.a. Amended and Restated By-Laws dated March 18, 2018 – Filed as an Exhibit to Post-Effective

Amendment No. 159 to the Registrant's Registration Statement on Form N-1A filed on September 26, 2018 and incorporated herein by reference.

3.Not applicable.

4.Agreement and Plan of Reorganization between TCM Small Cap Growth Fund, a series of Professionally Managed Portfolios, and Voya Small Cap Growth Fund, a series of Voya Equity Trust – Attached as Appendix A to the Proxy Statement/Prospectus.

5.N/A

6.a. Amended and Restated Investment Management Agreement dated November 18, 2014, as amended and restated on May 1, 2015, between Voya Investments, LLC and Voya Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant's Registration Statement on Form N-1A filed on May 22, 2015 and incorporated herein by reference.

i.Side Letter dated October 1, 2021 to the Amended and Restated Investment Management Agreement dated November 18, 2014, as amended and restated on May 1, 2015, with regard to Class P shares for Voya Multi-Manager Mid Cap Value Fund for the period from October 1, 2021 through October 1, 2022 – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

ii.Side Letter dated October 1, 2021 to the Amended and Restated Investment Management Agreement dated November 18, 2014, as amended and restated on May 1, 2015, with regard to Voya Small Company Fund for the period from October 1, 2021 through October 1, 2022 – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

iii.Amended Schedule A effective December 31, 2020 to the Amended and Restated Investment Management Agreement, dated November 18, 2014, as amended and restated on May 1, 2015 – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

iv.Amended Schedules B and C dated September 2020 to the Amended and Restated Investment Management Agreement, dated November 18, 2014, as amended and restated on May 1, 2015 – Filed as an Exhibit to Post-Effective Amendment No. 171 to the

Registrant's Registration Statement on Form N-1A filed on September 28, 2020 and incorporated herein by reference.

b.Amended and Restated Investment Management Agreement dated November 18, 2014, as amended and restated on May 1, 2015, between Voya Investments, LLC and Voya Equity Trust with regard to Voya Large-Cap Growth Fund – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant's Registration Statement on Form N-1A filed on May 22, 2015 and incorporated herein by reference.

i.Amended Schedule A dated August 1, 2017 to the Amended and Restated Investment Management Agreement dated November 18, 2014, as amended and restated on May 1, 2015, between Voya Investments, LLC and Voya Equity Trust with regard to Voya Large-Cap Growth Fund – Filed as an Exhibit to Post-Effective Amendment No. 152 to the Registrant's

Registration Statement on Form N-1A filed on September 26, 2017 and incorporated herein by reference.

ii.Amended Schedules B and C dated September 2020 to the Amended and Restated Investment Management Agreement dated November 18, 2014, as amended and restated on May 1, 2015, between Voya Investments, LLC and Voya Equity Trust with regard to Voya Large-Cap Growth Fund – Filed as an Exhibit to Post-Effective Amendment No. 171 to the

Registrant's Registration Statement on Form N-1A filed on September 28, 2020 and incorporated herein by reference.

c.Sub-Advisory Agreement effective November 18, 2014 between Voya Investments, LLC and Voya Investment Management Co. LLC – Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant's Registration Statement on Form N-1A filed on March 27, 2015 and incorporated herein by reference.

i.Amended Schedule A (with redaction) effective December 31, 2020 to the Sub-Advisory Agreement dated November 18, 2014 between Voya Investments, LLC and Voya Investment Management Co. LLC – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

d.Sub-Advisory Agreement (with redaction) effective November 18, 2014 between Voya Investments, LLC and LSV Asset Management – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant's Registration Statement on Form N-1A filed on May 22, 2015 and incorporated herein by reference.

e.Sub-Advisory Agreement (with redaction) dated September 17, 2018 between Voya Investments, LLC and Hahn Capital Management, LLC – Filed as an Exhibit to Post-Effective Amendment No. 162 to the Registrant's Registration Statement on Form N-1A filed on February 26, 2019 and incorporated herein by reference.

f.Expense Limitation Agreement between Voya Equity Trust and Voya Investments, LLC effective January 1, 2016 – Filed as an Exhibit to Post-Effective Amendment No. 144 to the Registrant's Registration Statement on Form N-1A filed on September 27, 2016 and incorporated herein by reference.

i.Expense Limitation Recoupment Letter dated January 1, 2016 between Voya Investments, LLC and Voya Equity Trust for Voya MidCap Opportunities Fund and Voya SmallCap Opportunities Fund – Filed as an Exhibit to Post-Effective Amendment No. 144 to the Registrant's Registration Statement on Form N-1A filed on September 27, 2016 and incorporated herein by reference.

ii.Fee Waiver Letter dated January 1, 2021 between Voya Investments, LLC and Voya Equity Trust with regard to Voya MidCap Opportunities Fund, for the period from January 1, 2021 through October 1, 2022 – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

iii.Fee Waiver Letter dated January 1, 2021 between Voya Investments, LLC and Voya Equity Trust with regard to Voya SmallCap Opportunities Fund, for the period from January 1, 2021 through October 1, 2022 – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

iv.Fee Waiver Letter dated October 1, 2021 between Voya Investments, LLC and Voya Equity Trust with regard to Voya Large Cap Value Fund, for the period from October 1, 2021 through October 1, 2022 – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

v.Fee Waiver Letter dated October 1, 2021 between Voya Investments, LLC and Voya Equity Trust with regard to Voya Corporate Leaders® 100 Fund, for the period from October 1, 2021 through October 1, 2022 – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

vi.Fee Waiver Letter dated October 1, 2021 between Voya Investments, LLC and Voya Equity Trust with regard to Voya Mid Cap Research Enhanced Index Fund, for the period from October 1, 2021 through October 1, 2022 – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

vii.Fee Waiver Letter dated October 1, 2021 between Voya Investments, LLC and Voya Equity Trust with regard to Voya Small Company Fund, for the period from October 1, 2021 through October 1, 2022 – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

viii.Amended Schedule A effective December 31, 2020 to the Expense Limitation Agreement between Voya Equity Trust and Voya Investments, LLC effective January 1, 2016 – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

g.Amended and Restated Expense Limitation Agreement effective January 1, 2016, as amended and restated on May 31, 2017, by and among Voya Investments, LLC, Voya Investments Distributor, LLC and Voya Equity Trust, with regard to Voya Large-Cap Growth Fund (formerly, Voya Growth Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 149 to the Registrant's

Registration Statement on Form N-1A filed on May 25, 2017 and incorporated herein by reference.

i.Amended Schedule A effective February 9, 2018 to the Amended and Restated Expense Limitation Agreement effective January 1, 2016, as amended and restated on May 31, 2017 by and among Voya Investments LLC, Voya Investments Distributor, LLC and Voya Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 156 to the Registrant's

Registration Statement on Form N-1A filed on February 7, 2018 and incorporated herein by reference.

ii.Fee Waiver Letter dated October 1, 2021 between Voya Equity Trust and Voya Investments, LLC with regard to Voya Large-Cap Growth Fund (Class A, Class C, Class I, Class R, Class R6, Class T, and Class W shares), for the period from October 1, 2021 through October 1, 2022

– Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

7.a. Amended and Restated Underwriting Agreement dated November 18, 2014, as amended and restated on December 1, 2017, between Voya Equity Trust and Voya Investments Distributor, LLC – Filed as an Exhibit to Post-Effective Amendment No. 159 to the Registrant's Registration Statement on

Form N-1A filed on September 26, 2018 and incorporated herein by reference.

i.Amended Schedule A dated November 19, 2020 to the Amended and Restated Underwriting Agreement dated November 18, 2014, as amended and restated on December 1, 2017, between Voya Equity Trust and Voya Investments Distributor, LLC – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

b.Underwriting Agreement dated November 18, 2014 between Voya Equity Trust and Voya Investments Distributor, LLC with regard to Voya Large-Cap Growth Fund (formerly, Voya Growth Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant's Registration

Statement on Form N-1A filed on March 27, 2015 and incorporated herein by reference.

i.Amended Schedule A dated November 19, 2015 to the Underwriting Agreement between Voya Equity Trust and Voya Investments Distributor, LLC, dated November 18, 2014 with regard to Voya Large-Cap Growth Fund – Filed as an Exhibit to Post-Effective Amendment

No. 144 to the Registrant's Registration Statement on Form N-1A filed on September 27, 2016 and incorporated herein by reference.

8.	Not applicable.

9.a. Custody Agreement dated January 6, 2003 between Voya Equity Trust and the Bank of New York Mellon (formerly, The Bank of New York) – Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant's Registration Statement on Form N-1A filed on January 27, 2004 and incorporated herein by reference.

i.Amended Exhibit A dated May 1, 2020 to the Custody Agreement dated January 6, 2003 between Voya Equity Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-

Effective Amendment No. 171 to the Registrant's Registration Statement on Form N-1A filed on September 28, 2020 and incorporated herein by reference.

ii.Amendment dated January 1, 2019 to the Custody Agreement dated January 6, 2003 between Voya Equity Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-

Effective Amendment No. 162 to the Registrant's Registration Statement on Form N-1A filed on February 26, 2019 and incorporated herein by reference.

b.Foreign Custody Manager Agreement dated January 6, 2003 between Voya Equity Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

i.Amendment dated September 6, 2012 to the Foreign Custody Manager Agreement dated January 6, 2003 between Voya Equity Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

ii.Amendment dated July 13, 2021 to the Foreign Custody Manager Agreement dated January 6, 2003 between Voya Equity Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

iii.Amended Exhibit A dated May 1, 2020 to the Foreign Custody Manager Agreement dated January 6, 2003 between Voya Equity Trust and the Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 171 to the Registrant's Registration Statement on Form N-1A filed on September 28, 2020 and incorporated herein by reference.

iv.Amended Schedule 2 dated July 21, 2021 to the Foreign Custody Manager Agreement with the Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

c.Securities Lending Agreement and Guaranty dated August 7, 2003 between each Investment Company listed in Exhibit A and the Bank of New York Mellon (formerly, Bank of New York) - Filed as an Exhibit to Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N- 1A filed on September 30, 2003 and incorporated herein by reference.

i.Amended Exhibit A dated May 1, 2020 with regard to the Securities Lending Agreement and Guaranty dated August 7, 2003 between Voya Equity Trust and Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 171 to the Registrant's

Registration Statement on Form N-1A filed on September 28, 2020 and incorporated herein by reference.

ii.Amendment, effective October 1, 2011, to Securities Lending Agreement and Guaranty, dated August 7, 2003, between Voya Equity Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 159 to the Registrant's Registration

Statement on Form N-1A filed on September 26, 2018 and incorporated herein by reference.

iii.Amendment, effective March 21, 2019, to Securities Lending Agreement and Guaranty, dated August 7, 2003, between Voya Equity Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 166 to the Registrant's Registration

Statement on Form N-1A filed on September 27, 2019 and incorporated herein by reference.

iv.Amendment, effective March 26, 2019, to Securities Lending Agreement and Guaranty, dated August 7, 2003, between Voya Equity Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 166 to the Registrant's Registration Statement on Form N-1A filed on September 27, 2019 and incorporated herein by reference.

10.a. Ninth Amended and Restated Distribution and Service Plan (Classes A and C Shares) dated August 1, 1998, amended and restated November 16, 1999, May 9, 2001, November 2, 2001, August 20, 2002, April 1, 2009, November 29, 2012, September 12, 2014, May 2, 2017, and November 16, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 159 to the Registrant's Registration

Statement on Form N-1A filed on September 26, 2018 and incorporated herein by reference.

i.Amended Schedules A and B dated November 19, 2020 to the Ninth Amended and Restated Distribution and Service Plan (Classes A and C Shares) dated August 1, 1998, amended and restated November 16, 1999, May 9, 2001, November 2, 2001, August 20, 2002, April 1, 2009, November 29, 2012, September 12, 2014, May 2, 2017 and November 16, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

b.Distribution and Shareholder Services Plan effective November 5, 2019, with regard to Class A shares for Voya Corporate Leaders® 100 Fund II, Voya Global Multi-Asset Fund II, Voya Mid Cap Research Enhanced Index Fund II, and Voya Small Company Fund II – Filed as an Exhibit to Post-Effective

Amendment No. 168 to the Registrant's Registration Statement on Form N-1A filed on October 31, 2019 and incorporated herein by reference.

i.Amended Schedule 1 dated November 19, 2020 to the Distribution and Shareholder Services Plan effective November 5, 2019, with regard to Class A shares for Voya Corporate Leaders® 100 Fund, Voya Global Multi-Asset Fund, Voya Mid Cap Research Enhanced Index Fund, and Voya Small Company Fund – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

c.Fourth Amended and Restated Service and Distribution Plan effective November 16, 2017, with regard to Class A shares for Voya Large-Cap Growth Fund (formerly, Voya Growth Opportunities Fund)

– Filed as an Exhibit to Post-Effective Amendment No. 159 to the Registrant's Registration Statement

on Form N-1A filed on September 26, 2018 and incorporated herein by reference.

d.Distribution and Shareholder Services Plan effective November 5, 2019, with regard to Class C shares for Voya Corporate Leaders® 100 Fund II, Voya Global Multi-Asset Fund II, Voya Mid Cap Research Enhanced Index Fund II, and Voya Small Company Fund II – Filed as an Exhibit to Post-Effective

Amendment No. 168 to the Registrant's Registration Statement on Form N-1A filed on October 31, 2019 and incorporated herein by reference.

i.Amended Schedules 1 and 2 dated November 19, 2020 to the Distribution and Shareholder Services Plan effective November 5, 2019, with regard to Class C shares for Voya Corporate Leaders® 100 Fund, Voya Global Multi-Asset Fund, Voya Mid Cap Research Enhanced Index Fund and Voya Small Company Fund – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

ii.Fee Waiver Letter dated November 5, 2019 for the Distribution and Shareholder Services Plan effective November 5, 2019 with regard to Class C shares of the Voya Corporate Leaders® 100 Fund II, for the period from October 1, 2021 through October 1, 2022 – Filed as an Exhibit to Post-Effective Amendment No. 168 to the Registrant's Registration

Statement on Form N-1A filed on October 31, 2019 and incorporated herein by reference.

e.Third Amended and Restated Service and Distribution Plan effective November 16, 2017, with regard to Class C shares for Voya Large-Cap Growth Fund (formerly, Voya Growth Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 159 to the Registrant's Registration Statement on

Form N-1A filed on September 26, 2018 and incorporated herein by reference.

f.Third Amended and Restated Shareholder Service and Distribution Plan effective November 16, 2017, with regard to Class R shares – Filed as an Exhibit to Post-Effective Amendment No. 159 to the Registrant's Registration Statement on Form N-1A filed on September 26, 2018 and incorporated herein by reference.

i.Amended Schedule A dated November 19, 2020 to the Third Amended and Restated Shareholder Service and Distribution Plan effective November 16, 2017, with regard to Class R shares – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

ii.Fee Waiver Letter dated October 1, 2021 for the Third Amended and Restated Shareholder Service and Distribution Plan with regard to Class R shares of Voya Large Cap Value Fund, for the period from October 1, 2021 through October 1, 2022 – Filed as an Exhibit to Post- Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

g.Amended and Restated Service and Distribution Plan effective November 16, 2017, with regard to Class T shares – Filed as an Exhibit to Post-Effective Amendment No. 159 to the Registrant's Registration Statement on Form N-1A filed on September 26, 2018 and incorporated herein by reference.

i.Amended Schedule A dated November 19, 2020 to the Amended and Restated Service and Distribution Plan effective November 16, 2017, with regard to Class T shares – Filed as an Exhibit to Post-Effective Amendment No. 173 to the Registrant's Registration Statement on Form N-1A filed on September 24, 2021 and incorporated herein by reference.

h.Fifteenth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for Voya Equity Trust last approved March 18, 2020 – Filed as an Exhibit to Post-Effective Amendment No. 171 to the Registrant's Registration Statement on Form N-1A filed on September 28, 2020 and incorporated herein by reference.

11.Opinion and Consent of Counsel – Filed as an Exhibit to the Registrant's Registration Statement on Form N-14 on December 16, 2021 and incorporated herein by reference.

12.Opinion and Consent of Counsel Supporting Tax Matters and Consequences – To be filed by subsequent post-effective amendment.

13.a. Transfer Agency Services Agreement dated February 25, 2009 by and between BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) and Voya Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 100 to the Registrant's Registration

Statement on Form N-1A filed on May 29, 2009 and incorporated herein by reference.

i.Amendment dated February 8, 2011, to the Transfer Agency Services Agreement dated February 25, 2009, between BNY Mellon Investment Servicing (US) Inc. and Voya Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant's

Registration Statement on Form N-1A filed on August 4, 2011 and incorporated herein by reference.

ii.Amendment dated January 1, 2019, to the Transfer Agency Services Agreement dated February 25, 2009 between BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (US) Inc.) and Voya Equity Trust – Filed as an Exhibit to Post-

Effective Amendment No. 162 to the Registrant's Registration Statement on Form N-1A filed on February 26, 2019 and incorporated herein by reference.

iii.Amendment dated May 1, 2019 to the Transfer Agency Services Agreement dated February 25, 2009 between BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (US) Inc.) and Voya Equity Trust – Filed as an Exhibit to Post-Effective

Amendment No. 166 to the Registrant's Registration Statement on Form N-1A filed on September 27, 2019 and incorporated herein by reference.

iv.Amendment dated November 5, 2019 to the Transfer Agency Services Agreement dated

February 25, 2009 between BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (US) Inc.) and Voya Equity Trust – Filed as an Exhibit to Post- Effective Amendment No. 168 to the Registrant's Registration Statement on Form N-1A filed on October 31, 2019 and incorporated herein by reference.

v.Amendment dated May 1, 2020 to the Transfer Agency Services Agreement dated February 25, 2009 between BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (US) Inc.) and Voya Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 171 to the Registrant's Registration Statement on Form N-1A filed on September 28, 2020 and incorporated herein by reference.

b.	Fund Accounting Agreement dated January 6, 2003 between Voya Equity Trust and the
Bank of New York Mellon (formerly, Bank of New York) – Filed as an Exhibit to Post-Effective
Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on
January 9, 2004 and incorporated herein by reference.

i.Amended Exhibit A dated May 1, 2020 to the Fund Accounting Agreement dated January 6, 2003 between Voya Equity Trust and the Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 171 to the Registrant's Registration Statement on Form N- 1A filed on September 28, 2020 and incorporated herein by reference.

ii.Investment Company Reporting Modernization Services Amendment, dated February 1, 2018, to the Fund Accounting Agreement, dated January 6, 2003, between the Registrant and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No.

159 to the Registrant's Registration Statement on Form N-1A filed on September 26, 2018 and incorporated herein by reference.

iii.Amendment dated January 1, 2019, to the Fund Accounting Agreement dated January 6, 2003 between Voya Equity Trust and the Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 162 to the Registrant's Registration Statement on Form N- 1A filed on February 26, 2019 and incorporated herein by reference.

14.Consent of Independent Registered Public Accounting Firm – Filed herein.

15.Not applicable.

16.Powers of Attorney – Filed as an Exhibit to the Registrant's Registration Statement on Form N-14 on December 16, 2021 and incorporated herein by reference.

17.Not applicable.

Item 17. Undertakings

(a)The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(c)The Registrant agrees to file an executed copy of the opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 27th day of January 2022.

Voya Equity Trust

By:	/s/ Paul A. Caldarelli
Paul A. Caldarelli
Assistant Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Michael Bell*	Chief Executive Officer	January 27, 2022
Todd Modic*	Senior Vice President and Chief/Principal	January 27, 2022
Financial Officer
Dina Santoro*	Interested Trustee and President	January 27, 2022
Colleen D. Baldwin*	Trustee	January 27, 2022
John V. Boyer*	Trustee	January 27, 2022
Patricia W. Chadwick*	Trustee	January 27, 2022
Martin J. Gavin*	Trustee	January 27, 2022
Joseph E. Obermeyer*	Trustee	January 27, 2022
Sheryl K. Pressler*	Trustee	January 27, 2022
Christopher P. Sullivan*	Trustee	January 27, 2022
*By: /s/ Paul A. Caldarelli_____________
Paul A. Caldarelli
as Attorney-in-Fact**

**Powers of Attorney for Michael Bell, Todd Modic and each Trustee - Filed as an Exhibit to the Registrant's Registration Statement on Form N-14 on December 16, 2021 and incorporated herein by reference.

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